UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2020
Schwab Equity Index Funds®

Schwab S& P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2020
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	-3.17%
S&P 500® Index	-3.16%
Fund Category: Morningstar Large Blend[1]	-5.93%
Performance Details	pages 8-9

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	-3.68%
Schwab 1000 Index®	-3.65%
Russell 1000® Index	-3.56%
Fund Category: Morningstar Large Blend[1]	-5.93%
Performance Details	pages 10-11

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-15.38%
Russell 2000® Index	-15.47%
Fund Category: Morningstar Small Blend[1]	-18.89%
Performance Details	pages 12-13

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	-4.44%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%
Fund Category: Morningstar Large Blend[1]	-5.93%
Performance Details	pages 14-15
Total Return for the 6 Months Ended April 30, 2020
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	6.07%
Russell 1000® Growth Index	6.09%
Fund Category: Morningstar Large Growth[1]	3.33%
Performance Details	pages 16-17

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	-13.65%
Russell 1000® Value Index	-13.66%
Fund Category: Morningstar Large Value[1]	-13.72%
Performance Details	pages 18-19

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	-11.66%
Russell Midcap® Index	-11.63%
Fund Category: Morningstar Mid-Cap Blend[1]	-14.18%
Performance Details	pages 20-21

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	-14.62%
MSCI EAFE® Index (Net)[3]	-14.21%
Fund Category: Morningstar Foreign Large Blend[1]	-13.97%
Performance Details	pages 22-23

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Global markets saw similar sell-offs. Stocks in the U.S. and abroad regained some lost ground in April, but investors continued to grapple with historic market volatility. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the Russell 2000® Index, a measure of U.S. small-cap stocks, returned -15.5% and the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.2%.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Schwab Equity Index Funds with this long-term perspective in mind. The funds provide access to broad segments of the equities markets with different risk and return profiles, including small-cap, mid-cap, and large-cap stocks, those oriented toward value or growth, and equities from both U.S. and international markets. In addition, the Schwab Equity Index Funds can help investors achieve their

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
financial goals by keeping investing costs down. The funds have among the lowest expenses in the industry, along with no investment minimums.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, U.S. and international stocks rose steadily, with several key U.S. market indices hitting record highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. At their lows, key U.S. and international equity indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index returned -3.16% for the reporting period. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -15.47% and -3.56%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with growth sectors that are less reliant on consumer activity outperforming those more sensitive to consumer activity. The Russell 1000® Growth Index and Russell 1000® Value Index returned 6.09% and -13.66%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment remained at record lows through most of the reporting period. However, a record number of employment claims in
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	-3.17%	0.83%	9.06%	11.61%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Fund Category: Morningstar Large Blend[2]	-5.93%	-2.85%	6.81%	9.96%
Fund Expense Ratio[3]: 0.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	507
Weighted Average Market Cap (millions)	$333,483
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	-3.68%	0.00%	8.58%	11.29%
Schwab 1000 Index®	-3.65%	0.06%	8.71%	11.50%
Russell 1000® Index	-3.56%	0.09%	8.74%	11.57%
Fund Category: Morningstar Large Blend[2]	-5.93%	-2.85%	6.81%	9.96%
Fund Expense Ratio[3]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	1002 [2]
Weighted Average Market Cap (millions)	$300,777
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	2% [3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Not annualized.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-15.38%	-16.28%	2.95%	7.83%
Russell 2000® Index	-15.47%	-16.39%	2.88%	7.69%
Small-Cap Spliced Index	-15.47%	-16.39%	2.88%	7.80%
Fund Category: Morningstar Small Blend[2]	-18.89%	-19.30%	1.27%	6.83%
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	1,978
Weighted Average Market Cap (millions)	$2,277
Price/Earnings Ratio (P/E)	15.7
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	-4.44%	-1.21%	8.23%	11.25%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Fund Category: Morningstar Large Blend[2]	-5.93%	-2.85%	6.81%	9.96%
Fund Expense Ratio[3]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	3,048
Weighted Average Market Cap (millions)	$285,095
Price/Earnings Ratio (P/E)	21.0
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	6.07%	10.79%	12.29%
Russell 1000® Growth Index	6.09%	10.84%	12.34%
Fund Category: Morningstar Large Growth[2]	3.33%	5.34%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	534
Weighted Average Market Cap (millions)	$451,798
Price/Earnings Ratio (P/E)	27.7
Price/Book Ratio (P/B)	7.4
Portfolio Turnover Rate	32% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	-13.65%	-11.03%	-2.26%
Russell 1000® Value Index	-13.66%	-11.01%	-2.20%
Fund Category: Morningstar Large Value[2]	-13.72%	-11.53%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	767
Weighted Average Market Cap (millions)	$112,956
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	28% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	-11.66%	-10.06%	-0.33%
Russell Midcap® Index	-11.63%	-10.00%	-0.25%
Fund Category: Morningstar Mid-Cap Blend[2]	-14.18%	-13.54%	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	803
Weighted Average Market Cap (millions)	$16,372
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-14.62%	-12.04%	-0.16%	3.58%
MSCI EAFE® Index (Net)[3]	-14.21%	-11.34%	-0.17%	3.55%
International Spliced Index	-14.21%	-11.34%	-0.17%	3.60%
Fund Category: Morningstar Foreign Large Blend[4]	-13.97%	-12.05%	-0.51%	3.06%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	929
Weighted Average Market Cap (millions)	$60,338
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20	Expenses Paid During Period 11/1/19-4/30/20[2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$ 968.30	$0.10
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.80	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$ 963.20	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 846.20	$0.18
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$ 955.60	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.75	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,060.70	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.73	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$ 863.50	$0.16
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.73	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 883.40	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$ 853.80	$0.28
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.60	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$47.17	$42.41	$40.23	$33.38	$33.00	$31.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.92	0.80	0.74	0.69	0.67
Net realized and unrealized gains (losses)	(1.89)	4.86	2.12	6.99	0.69	0.92
Total from investment operations	(1.41)	5.78	2.92	7.73	1.38	1.59
Less distributions:
Distributions from net investment income	(0.87)	(0.84)	(0.72)	(0.69)	(0.68)	(0.58)
Distributions from net realized gains	(0.09)	(0.18)	(0.02)	(0.19)	(0.32)	—
Total distributions	(0.96)	(1.02)	(0.74)	(0.88)	(1.00)	(0.58)
Net asset value at end of period	$44.80	$47.17	$42.41	$40.23	$33.38	$33.00
Total return	(3.17%) [2]	14.30%	7.29%	23.57%	4.40%	5.10%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02% [3]	0.02% [4]	0.03%	0.05% [5]	0.09%	0.09%
Net operating expenses	N/A	N/A	N/A [6]	0.05% [5]	0.09%	0.09%
Net investment income (loss)	2.05% [3]	2.11%	1.88%	2.01%	2.12%	2.07%
Portfolio turnover rate	2% [2]	3%	2%	2%	2%	2%
Net assets, end of period (x 1,000,000)	$39,539	$40,232	$34,410	$29,999	$22,675	$21,587

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio.
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	121,989,144

Banks 4.0%
Bank of America Corp.	13,204,125	0.8	317,559,206
JPMorgan Chase & Co.	5,116,539	1.2	489,959,775
Wells Fargo & Co.	6,277,390	0.5	182,358,179
Other Securities		1.5	599,360,627
		4.0	1,589,237,787

Capital Goods 5.5%
Other Securities		5.5	2,172,919,122

Commercial & Professional Services 0.7%
Other Securities		0.7	286,765,464

Consumer Durables & Apparel 1.0%
NIKE, Inc., Class B	2,031,695	0.4	177,123,170
Other Securities		0.6	213,766,252
		1.0	390,889,422

Consumer Services 1.6%
McDonald's Corp.	1,228,366	0.6	230,392,327
Other Securities		1.0	408,386,275
		1.6	638,778,602

Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	3,191,235	1.5	597,909,790
The Charles Schwab Corp. (b)	1,854,756	0.2	69,961,396
Other Securities		2.9	1,161,240,815
		4.6	1,829,112,001

Energy 3.0%
Chevron Corp.	3,084,654	0.7	283,788,168
Exxon Mobil Corp.	6,901,911	0.8	320,731,804
Other Securities		1.5	595,007,327
		3.0	1,199,527,299

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	720,496	0.6	218,310,288
Walmart, Inc.	2,313,954	0.7	281,261,109
Other Securities		0.3	141,197,555
		1.6	640,768,952

Food, Beverage & Tobacco 3.7%
PepsiCo, Inc.	2,274,757	0.8	300,927,604
Philip Morris International, Inc.	2,538,120	0.5	189,343,752
The Coca-Cola Co.	6,290,113	0.7	288,653,286
Other Securities		1.7	696,459,041
		3.7	1,475,383,683

Health Care Equipment & Services 6.8%
Abbott Laboratories	2,883,266	0.7	265,519,966
Medtronic plc	2,186,624	0.5	213,480,101
UnitedHealth Group, Inc.	1,545,579	1.1	452,035,490
Other Securities		4.5	1,752,880,161
		6.8	2,683,915,718

Household & Personal Products 2.0%
The Procter & Gamble Co.	4,068,622	1.2	479,568,475
Other Securities		0.8	308,474,163
		2.0	788,042,638

Insurance 1.9%
Other Securities		1.9	758,527,964

Materials 2.5%
Other Securities		2.5	980,626,397

Media & Entertainment 8.7%
Alphabet, Inc., Class A *	488,787	1.7	658,249,453
Alphabet, Inc., Class C *	487,582	1.7	657,582,340
Comcast Corp., Class A	7,405,188	0.7	278,657,225
Facebook, Inc., Class A *	3,925,599	2.0	803,609,371
Netflix, Inc. *	714,877	0.8	300,141,109
The Walt Disney Co.	2,939,939	0.8	317,954,403
Other Securities		1.0	433,655,027
		8.7	3,449,848,928

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,412,067	0.5	198,271,907
Amgen, Inc.	969,291	0.6	231,873,793
Bristol-Myers Squibb Co.	3,823,997	0.6	232,537,258
Eli Lilly & Co.	1,378,521	0.5	213,174,487

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	4,293,810	1.6	644,243,252
Merck & Co., Inc.	4,153,630	0.8	329,549,004
Pfizer, Inc.	9,028,139	0.9	346,319,412
Thermo Fisher Scientific, Inc.	654,220	0.6	218,954,350
Other Securities		2.4	950,273,293
		8.5	3,365,196,756

Real Estate 2.9%
Other Securities		2.9	1,148,427,724

Retailing 7.5%
Amazon.com, Inc. *	679,395	4.3	1,680,823,230
The Home Depot, Inc.	1,779,310	1.0	391,145,717
Other Securities		2.2	901,689,151
		7.5	2,973,658,098

Semiconductors & Semiconductor Equipment 4.5%
Intel Corp.	7,096,712	1.1	425,660,786
NVIDIA Corp.	998,416	0.7	291,817,029
Other Securities		2.7	1,070,832,214
		4.5	1,788,310,029

Software & Services 14.3%
Accenture plc, Class A	1,035,982	0.5	191,853,506
Adobe, Inc. *	789,756	0.7	279,289,312
International Business Machines Corp.	1,444,587	0.5	181,382,344
Mastercard, Inc., Class A	1,448,285	1.0	398,234,926
Microsoft Corp.	12,445,588	5.6	2,230,373,825
Oracle Corp.	3,534,562	0.5	187,225,749
PayPal Holdings, Inc. *	1,915,400	0.6	235,594,200
salesforce.com, Inc. *	1,446,992	0.6	234,340,354
Visa, Inc., Class A	2,792,753	1.3	499,120,816
Other Securities		3.0	1,195,969,901
		14.3	5,633,384,933

Technology Hardware & Equipment 6.9%
Apple, Inc.	6,813,724	5.1	2,001,872,111
Cisco Systems, Inc.	6,920,506	0.7	293,291,044
Other Securities		1.1	410,003,263
		6.9	2,705,166,418

Telecommunication Services 2.1%
AT&T, Inc.	11,916,987	0.9	363,110,594
Verizon Communications, Inc.	6,747,633	1.0	387,651,516
Other Securities		0.2	71,532,380
		2.1	822,294,490

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.7%
Union Pacific Corp.	1,132,468	0.5	180,957,062
Other Securities		1.2	485,362,244
		1.7	666,319,306

Utilities 3.3%
NextEra Energy, Inc.	797,425	0.5	184,300,866
Other Securities		2.8	1,101,942,772
		3.3	1,286,243,638
Total Common Stock
(Cost $20,924,727,266)			39,395,334,513

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	18,372,404
Total Other Investment Company
(Cost $18,372,404)			18,372,404
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Other Securities		0.3	97,854,573
Total Short-Term Investment
(Cost $97,854,573)			97,854,573

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	1,000	145,120,000	5,454,978
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,020,765.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$74,967,791	$2,502,518	($1,714,619)	($554,086)	($5,240,208)	$69,961,396	1,854,756	$649,476

Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$39,395,334,513	$—	$—	$39,395,334,513
Other Investment Company[1]	18,372,404	—	—	18,372,404
Short-Term Investment[1]	—	97,854,573	—	97,854,573
Futures Contracts[2]	5,454,978	—	—	5,454,978
Total	$39,419,161,895	$97,854,573	$—	$39,517,016,468
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $39,545,654)		$69,961,396
Investments in unaffiliated issuers, at value (cost $20,983,036,185) including securities on loan of $17,020,765		39,423,227,690
Collateral invested for securities on loan, at value (cost $18,372,404)		18,372,404
Deposit with broker for futures contracts		12,816,036
Receivables:
Fund shares sold		86,872,582
Dividends		33,752,105
Variation margin on futures contracts		5,456,958
Income from securities on loan		15,622
Interest	+	27
Total assets		39,650,474,820
Liabilities
Collateral held for securities on loan		18,372,404
Payables:
Investments bought		2,640,713
Investment adviser fees		610,079
Fund shares redeemed	+	90,176,757
Total liabilities		111,799,953
Net Assets
Total assets		39,650,474,820
Total liabilities	–	111,799,953
Net assets		$39,538,674,867
Net Assets by Source
Capital received from investors		21,123,565,984
Total distributable earnings		18,415,108,883

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$39,538,674,867		882,532,349		$44.80

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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$649,476
Dividends received from unaffiliated issuers		420,574,976
Interest		363,125
Securities on loan, net	+	53,133
Total investment income		421,640,710
Expenses
Investment adviser fees		4,083,136
Total expenses	–	4,083,136
Net investment income		417,557,574
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(554,086)
Net realized losses on unaffiliated issuers		(144,166,629)
Net realized losses on futures contracts	+	(17,643,790)
Net realized losses		(162,364,505)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(5,240,208)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(1,720,315,511)
Net change in unrealized appreciation (depreciation) on futures contracts	+	3,369,093
Net change in unrealized appreciation (depreciation)	+	(1,722,186,626)
Net realized and unrealized losses		(1,884,551,131)
Decrease in net assets resulting from operations		($1,466,993,557)

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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$417,557,574	$777,902,944
Net realized gains (losses)		(162,364,505)	16,453,205
Net change in unrealized appreciation (depreciation)	+	(1,722,186,626)	4,213,657,469
Increase (decrease) in net assets from operations		(1,466,993,557)	5,008,013,618
Distributions to Shareholders
Total distributions		($829,255,576)	($835,129,475)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		150,737,571	$6,835,862,414	185,382,757	$8,015,175,116
Shares reinvested		13,928,557	685,702,860	18,929,002	700,551,667
Shares redeemed	+	(134,983,471)	(5,918,422,025)	(162,770,508)	(7,066,557,661)
Net transactions in fund shares		29,682,657	$1,603,143,249	41,541,251	$1,649,169,122
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		852,849,692	$40,231,780,751	811,308,441	$34,409,727,486
Total increase or decrease	+	29,682,657	(693,105,884)	41,541,251	5,822,053,265
End of period		882,532,349	$39,538,674,867	852,849,692	$40,231,780,751

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Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$68.68	$64.19	$62.61	$52.40	$53.67	$53.63
Income (loss) from investment operations:
Net investment income (loss)[1]	0.66	1.38	1.18	1.08	0.95	0.94
Net realized and unrealized gains (losses)	(2.99)	6.73	3.05	10.96	0.92	1.40
Total from investment operations	(2.33)	8.11	4.23	12.04	1.87	2.34
Less distributions:
Distributions from net investment income	(1.29)	(1.28)	(1.10)	(0.97)	(0.96)	(0.86)
Distributions from net realized gains	(0.85)	(2.34)	(1.55)	(0.86)	(2.18)	(1.44)
Total distributions	(2.14)	(3.62)	(2.65)	(1.83)	(3.14)	(2.30)
Net asset value at end of period	$64.21	$68.68	$64.19	$62.61	$52.40	$53.67
Total return	(3.68%) [2]	14.20%	6.84%	23.52%	3.87%	4.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.14% [4]	0.33%	0.33%
Net operating expenses	N/A	N/A	N/A [5]	0.12% [4]	0.29%	0.29%
Net investment income (loss)	1.97% [3]	2.15%	1.82%	1.87%	1.86%	1.77%
Portfolio turnover rate	2% [2]	5%	4%	5%	3%	4%
Net assets, end of period (x 1,000,000)	$8,750	$9,346	$7,909	$7,681	$6,432	$6,550

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	46,023	0.4	35,984,463
Other Securities		0.4	30,606,476
		0.8	66,590,939

Banks 4.0%
Bank of America Corp.	2,617,747	0.7	62,956,815
JPMorgan Chase & Co.	1,014,466	1.1	97,145,264
Wells Fargo & Co.	1,244,508	0.4	36,152,957
Other Securities		1.8	154,876,509
		4.0	351,131,545

Capital Goods 5.7%
Other Securities		5.7	498,080,289

Commercial & Professional Services 0.9%
Other Securities		0.9	81,585,115

Consumer Durables & Apparel 1.1%
Other Securities		1.1	97,237,838

Consumer Services 1.8%
McDonald's Corp.	243,557	0.5	45,681,551
Other Securities		1.3	112,961,410
		1.8	158,642,961

Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	632,855	1.4	118,571,713
The Charles Schwab Corp. (b)	367,225	0.2	13,851,727
Other Securities		3.1	278,731,544
		4.7	411,154,984

Energy 2.8%
Chevron Corp.	611,558	0.6	56,263,336
Exxon Mobil Corp.	1,368,235	0.7	63,581,881
Other Securities		1.5	126,952,719
		2.8	246,797,936

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	142,859	0.5	43,286,277
Walmart, Inc.	459,001	0.6	55,791,572
Other Securities		0.4	32,594,929
		1.5	131,672,778

Food, Beverage & Tobacco 3.5%
PepsiCo, Inc.	451,275	0.7	59,699,170
Philip Morris International, Inc.	503,419	0.4	37,555,058
The Coca-Cola Co.	1,247,250	0.7	57,236,303
Other Securities		1.7	151,015,906
		3.5	305,506,437

Health Care Equipment & Services 6.8%
Abbott Laboratories	571,699	0.6	52,647,761
Medtronic plc	433,537	0.5	42,326,217
UnitedHealth Group, Inc.	306,409	1.0	89,615,440
Other Securities		4.7	408,494,549
		6.8	593,083,967

Household & Personal Products 1.8%
The Procter & Gamble Co.	806,905	1.1	95,109,892
Other Securities		0.7	62,332,429
		1.8	157,442,321

Insurance 2.1%
Other Securities		2.1	185,090,601

Materials 2.5%
Other Securities		2.5	223,067,152

Media & Entertainment 8.4%
Alphabet, Inc., Class A *	96,913	1.5	130,512,737
Alphabet, Inc., Class C *	96,657	1.5	130,357,430
Comcast Corp., Class A	1,467,823	0.6	55,234,179
Facebook, Inc., Class A *	778,203	1.8	159,305,936
Netflix, Inc. *	141,676	0.7	59,482,669
The Walt Disney Co.	582,695	0.7	63,018,464
Other Securities		1.6	133,327,200
		8.4	731,238,615

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	477,952	0.4	39,287,654
Amgen, Inc.	192,154	0.5	45,967,080
Bristol-Myers Squibb Co.	757,775	0.5	46,080,298
Eli Lilly & Co.	273,359	0.5	42,272,236

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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	851,489	1.5	127,757,410
Merck & Co., Inc.	823,655	0.7	65,348,788
Pfizer, Inc.	1,790,031	0.8	68,665,589
Thermo Fisher Scientific, Inc.	129,629	0.5	43,384,234
Other Securities		3.1	263,400,198
		8.5	742,163,487

Real Estate 3.5%
Other Securities		3.5	304,149,821

Retailing 7.0%
Amazon.com, Inc. *	134,694	3.8	333,232,956
The Home Depot, Inc.	352,906	0.9	77,579,326
Other Securities		2.3	201,328,124
		7.0	612,140,406

Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	1,407,193	1.0	84,403,436
NVIDIA Corp.	197,907	0.7	57,844,258
Other Securities		2.7	243,320,721
		4.4	385,568,415

Software & Services 14.5%
Accenture plc, Class A	205,571	0.4	38,069,694
Adobe, Inc. *	156,464	0.6	55,331,929
International Business Machines Corp.	286,372	0.4	35,956,868
Mastercard, Inc., Class A	287,235	0.9	78,981,008
Microsoft Corp.	2,467,369	5.1	442,177,199
Oracle Corp.	700,619	0.4	37,111,788
PayPal Holdings, Inc. *	379,687	0.5	46,701,501
salesforce.com, Inc. *	286,733	0.5	46,436,409
Visa, Inc., Class A	553,820	1.1	98,978,710
Other Securities		4.6	389,874,533
		14.5	1,269,619,639

Technology Hardware & Equipment 6.4%
Apple, Inc.	1,350,848	4.5	396,879,142
Cisco Systems, Inc.	1,372,011	0.7	58,145,826
Other Securities		1.2	108,464,066
		6.4	563,489,034

Telecommunication Services 1.9%
AT&T, Inc.	2,362,527	0.8	71,986,198
Verizon Communications, Inc.	1,338,268	0.9	76,883,497
Other Securities		0.2	16,042,221
		1.9	164,911,916

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.7%
Union Pacific Corp.	224,488	0.4	35,870,938
Other Securities		1.3	108,681,986
		1.7	144,552,924

Utilities 3.2%
NextEra Energy, Inc.	158,126	0.4	36,546,081
Other Securities		2.8	245,504,155
		3.2	282,050,236
Total Common Stock
(Cost $2,617,363,623)			8,706,969,356

Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
Other Securities		0.3	29,421,679

Securities Lending Collateral 0.1%
Other Securities		0.1	6,786,325
Total Other Investment Companies
(Cost $36,208,004)			36,208,004

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	296	42,955,520	2,690,939
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,392,182.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$15,595,187	$—	($683,492)	$39,501	($1,099,469)	$13,851,727	367,225	$132,290

Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,706,969,356	$—	$—	$8,706,969,356
Other Investment Companies[1]	36,208,004	—	—	36,208,004
Futures Contracts[2]	2,690,939	—	—	2,690,939
Total	$8,745,868,299	$—	$—	$8,745,868,299
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,111,395)		$13,851,727
Investments in unaffiliated issuers, at value (cost $2,644,673,907) including securities on loan of $6,392,182		8,722,539,308
Collateral invested for securities on loan, at value (cost $6,786,325)		6,786,325
Deposit with broker for futures contracts		1,494,091
Receivables:
Fund shares sold		8,952,551
Dividends		6,943,762
Variation margin on futures contracts		2,691,525
Income from securities on loan	+	14,645
Total assets		8,763,273,934
Liabilities
Collateral held for securities on loan		6,786,325
Payables:
Investments bought		625,559
Investment adviser fees		336,395
Fund shares redeemed	+	5,123,772
Total liabilities		12,872,051
Net Assets
Total assets		8,763,273,934
Total liabilities	–	12,872,051
Net assets		$8,750,401,883
Net Assets by Source
Capital received from investors		2,552,288,010
Total distributable earnings		6,198,113,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,750,401,883		136,267,844		$64.21

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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$132,290
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,221)		92,658,039
Securities on loan, net	+	44,571
Total investment income		92,834,900
Expenses
Investment adviser fees		2,307,361
Total expenses	–	2,307,361
Net investment income		90,527,539
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		39,501
Net realized gains on unaffiliated issuers		30,660,201
Net realized losses on futures contracts	+	(1,713,956)
Net realized gains		28,985,746
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,099,469)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(466,187,422)
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,362,263
Net change in unrealized appreciation (depreciation)	+	(464,924,628)
Net realized and unrealized losses		(435,938,882)
Decrease in net assets resulting from operations		($345,411,343)

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Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$90,527,539	$181,692,334
Net realized gains		28,985,746	111,070,500
Net change in unrealized appreciation (depreciation)	+	(464,924,628)	831,678,079
Increase (decrease) in net assets from operations		(345,411,343)	1,124,440,913
Distributions to Shareholders
Total distributions		($290,754,043)	($445,433,607)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,721,387	$561,794,230	20,231,558	$1,297,409,694
Shares reinvested		3,367,064	238,859,473	6,798,612	365,978,493
Shares redeemed	+	(11,898,529)	(760,216,705)	(14,175,603)	(905,415,456)
Net transactions in fund shares		189,922	$40,436,998	12,854,567	$757,972,731
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		136,077,922	$9,346,130,271	123,223,355	$7,909,150,234
Total increase or decrease	+	189,922	(595,728,388)	12,854,567	1,436,980,037
End of period		136,267,844	$8,750,401,883	136,077,922	$9,346,130,271

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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$28.84	$30.48	$31.45	$25.60	$26.29	$28.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.40	0.43	0.38	0.39	0.38
Net realized and unrealized gains (losses)	(4.29)	0.54	0.20	6.62	0.59	(0.34)
Total from investment operations	(4.06)	0.94	0.63	7.00	0.98	0.04
Less distributions:
Distributions from net investment income	(0.42)	(0.40)	(0.39)	(0.39)	(0.36)	(0.34)
Distributions from net realized gains	(1.36)	(2.18)	(1.21)	(0.76)	(1.31)	(1.54)
Total distributions	(1.78)	(2.58)	(1.60)	(1.15)	(1.67)	(1.88)
Net asset value at end of period	$23.00	$28.84	$30.48	$31.45	$25.60	$26.29
Total return	(15.38%) [2]	4.95%	1.93%	27.84%	4.17%	0.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04% [4]	0.05%	0.10% [5]	0.20%	0.20%
Net operating expenses	N/A	N/A	N/A [6]	0.09% [5]	0.17%	0.17%
Net investment income (loss)	1.71% [3]	1.43%	1.33%	1.31%	1.60%	1.37%
Portfolio turnover rate	5% [2]	14%	17%	11%	17%	17%
Net assets, end of period (x 1,000,000)	$3,543	$4,187	$3,874	$3,531	$2,619	$2,607

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	36,261,337

Banks 10.4%
Other Securities		10.4	368,367,471

Capital Goods 9.7%
Axon Enterprise, Inc. *	125,051	0.3	9,092,458
Generac Holdings, Inc. *	131,090	0.4	12,773,410
Mercury Systems, Inc. *	116,299	0.3	10,369,219
Trex Co., Inc. *	125,921	0.3	11,990,198
Other Securities		8.4	299,062,196
		9.7	343,287,481

Commercial & Professional Services 4.0%
Exponent, Inc.	110,848	0.2	7,795,940
FTI Consulting, Inc. *	79,812	0.3	10,164,856
MSA Safety, Inc.	75,649	0.2	8,512,782
Tetra Tech, Inc.	116,951	0.2	8,804,071
Other Securities		3.1	107,410,390
		4.0	142,688,039

Consumer Durables & Apparel 3.0%
Deckers Outdoor Corp. *	60,208	0.3	8,956,542
Helen of Troy Ltd. *	53,834	0.2	8,843,849
Other Securities		2.5	86,744,292
		3.0	104,544,683

Consumer Services 3.2%
Chegg, Inc. *	253,808	0.3	10,850,292
Other Securities		2.9	101,407,531
		3.2	112,257,823

Diversified Financials 3.1%
Other Securities		3.1	110,745,011

Energy 2.1%
Other Securities		2.1	73,516,368

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.8%
Performance Food Group Co. *	274,074	0.2	8,044,072
Other Securities		0.6	18,763,066
		0.8	26,807,138

Food, Beverage & Tobacco 1.9%
The Boston Beer Co., Inc., Class A *	17,903	0.2	8,351,929
Other Securities		1.7	60,225,453
		1.9	68,577,382

Health Care Equipment & Services 8.9%
Amedisys, Inc. *	67,208	0.3	12,377,025
Haemonetics Corp. *	108,220	0.3	12,313,272
HealthEquity, Inc. *	148,463	0.2	8,354,013
LHC Group, Inc. *	64,487	0.2	8,382,665
Novocure Ltd. *	186,200	0.3	12,251,960
Quidel Corp. *	76,668	0.3	10,656,852
Tandem Diabetes Care, Inc. *	120,156	0.3	9,586,046
Teladoc Health, Inc. *	154,748	0.7	25,469,973
Wright Medical Group N.V. *	270,233	0.2	7,869,185
Other Securities		6.1	207,253,829
		8.9	314,514,820

Household & Personal Products 0.6%
Other Securities		0.6	21,032,004

Insurance 2.3%
Other Securities		2.3	82,452,878

Materials 3.4%
Other Securities		3.4	121,028,665

Media & Entertainment 1.3%
Other Securities		1.3	44,368,491

Pharmaceuticals, Biotechnology & Life Sciences 12.8%
ACADIA Pharmaceuticals, Inc. *	241,196	0.3	11,652,179
Acceleron Pharma, Inc. *	96,505	0.2	8,736,598
Global Blood Therapeutics, Inc. *	124,138	0.3	9,499,040
Immunomedics, Inc. *	407,893	0.3	12,391,789
Iovance Biotherapeutics, Inc. *	251,067	0.2	8,071,804
Repligen Corp. *	112,006	0.4	13,009,497
Other Securities		11.1	389,087,091
		12.8	452,447,998

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Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 7.2%
EastGroup Properties, Inc.	82,307	0.2	8,724,542
First Industrial Realty Trust, Inc.	270,241	0.3	10,207,003
Healthcare Realty Trust, Inc.	283,647	0.2	8,336,385
Rexford Industrial Realty, Inc.	243,448	0.3	9,913,203
STAG Industrial, Inc.	320,733	0.2	8,419,241
Other Securities		6.0	210,626,247
		7.2	256,226,621

Retailing 2.7%
Other Securities		2.7	93,409,170

Semiconductors & Semiconductor Equipment 3.5%
Cirrus Logic, Inc. *	124,800	0.3	9,434,880
Enphase Energy, Inc. *	196,838	0.3	9,217,924
Inphi Corp. *	96,344	0.3	9,301,050
Silicon Laboratories, Inc. *	92,086	0.3	8,952,601
Other Securities		2.3	86,990,404
		3.5	123,896,859

Software & Services 7.4%
Everbridge, Inc. *	71,239	0.2	7,934,600
Five9, Inc. *	128,168	0.3	11,877,329
j2 Global, Inc.	99,882	0.2	8,054,485
MAXIMUS, Inc.	136,237	0.3	9,171,475
Science Applications International Corp.	124,064	0.3	10,131,066
Other Securities		6.1	215,125,135
		7.4	262,294,090

Technology Hardware & Equipment 4.3%
Lumentum Holdings, Inc. *	160,328	0.4	12,972,138
Tech Data Corp. *	76,043	0.3	10,694,688
Other Securities		3.6	129,313,500
		4.3	152,980,326

Telecommunication Services 0.9%
Other Securities		0.9	33,139,454

Transportation 1.2%
Other Securities		1.2	43,418,228

Utilities 3.9%
Black Hills Corp.	130,888	0.2	8,107,203
ONE Gas, Inc.	111,860	0.3	8,916,361
Portland General Electric Co.	192,451	0.3	9,004,782
Southwest Gas Holdings, Inc.	116,409	0.2	8,823,802
Other Securities		2.9	104,113,941
		3.9	138,966,089
Total Common Stock
(Cost $3,273,638,816)			3,527,228,426
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media & Entertainment 0.0%
Other Securities		0.0	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	170,662
Total Rights
(Cost $3,929)			185,545

Other Investment Company 1.9% of net assets

Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	66,340,239	1.9	66,340,239
Total Other Investment Company
(Cost $66,340,239)			66,340,239
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Banco Santander 0.01%, 05/01/20 (d)	11,926,165	0.3	11,926,165
Total Short-Term Investment
(Cost $11,926,165)			11,926,165

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	241	15,745,735	501,366
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,537,018.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

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Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,406,199,761	$—	$—	$3,406,199,761
Materials	121,028,665	—	— *	121,028,665
Rights [1]
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	170,662 *	170,662
Other Investment Company[1]	66,340,239	—	—	66,340,239
Short-Term Investment[1]	—	11,926,165	—	11,926,165
Futures Contracts[2]	501,366	—	—	501,366
Total	$3,594,070,031	$11,926,165	$185,545	$3,606,181,741
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,285,568,910) including securities on loan of $62,537,018		$3,539,340,136
Collateral invested for securities on loan, at value (cost $66,340,239)		66,340,239
Cash		14,902
Deposit with broker for futures contracts		1,051,238
Receivables:
Fund shares sold		12,102,911
Dividends		1,079,677
Variation margin on futures contracts		501,843
Income from securities on loan		332,072
Foreign tax reclaims	+	888
Total assets		3,620,763,906
Liabilities
Collateral held for securities on loan		66,340,239
Payables:
Investments bought		26,388
Investment adviser fees		105,932
Fund shares redeemed	+	11,383,229
Total liabilities		77,855,788
Net Assets
Total assets		3,620,763,906
Total liabilities	–	77,855,788
Net assets		$3,542,908,118
Net Assets by Source
Capital received from investors		3,404,291,008
Total distributable earnings		138,617,110

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,542,908,118		154,059,653		$23.00

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Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $26,802)		$32,691,503
Interest		64,303
Securities on loan, net	+	2,300,520
Total investment income		35,056,326
Expenses
Investment adviser fees		803,492
Total expenses	–	803,492
Net investment income		34,252,834
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(66,670,878)
Net realized losses on futures contracts	+	(5,063,422)
Net realized losses		(71,734,300)
Net change in unrealized appreciation (depreciation) on investments		(597,622,338)
Net change in unrealized appreciation (depreciation) on futures contracts	+	213,109
Net change in unrealized appreciation (depreciation)	+	(597,409,229)
Net realized and unrealized losses		(669,143,529)
Decrease in net assets resulting from operations		($634,890,695)

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Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$34,252,834	$57,367,678
Net realized gains (losses)		(71,734,300)	164,782,862
Net change in unrealized appreciation (depreciation)	+	(597,409,229)	(24,103,919)
Increase (decrease) in net assets from operations		(634,890,695)	198,046,621
Distributions to Shareholders
Total distributions		($258,984,423)	($331,678,196)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,795,749	$727,219,597	34,352,492	$953,623,893
Shares reinvested		7,453,061	217,331,235	12,063,839	284,224,067
Shares redeemed	+	(28,339,751)	(694,624,701)	(28,348,900)	(791,168,893)
Net transactions in fund shares		8,909,059	$249,926,131	18,067,431	$446,679,067
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		145,150,594	$4,186,857,105	127,083,163	$3,873,809,613
Total increase or decrease	+	8,909,059	(643,948,987)	18,067,431	313,047,492
End of period		154,059,653	$3,542,908,118	145,150,594	$4,186,857,105

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Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$53.42	$48.38	$46.25	$38.19	$37.69	$36.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.99	0.88	0.80	0.75	0.72
Net realized and unrealized gains (losses)	(2.78)	5.18	2.12	8.19	0.75	0.83
Total from investment operations	(2.26)	6.17	3.00	8.99	1.50	1.55
Less distributions:
Distributions from net investment income	(0.94)	(0.90)	(0.76)	(0.74)	(0.70)	(0.61)
Distributions from net realized gains	(0.14)	(0.23)	(0.11)	(0.19)	(0.30)	(0.21)
Total distributions	(1.08)	(1.13)	(0.87)	(0.93)	(1.00)	(0.82)
Net asset value at end of period	$50.08	$53.42	$48.38	$46.25	$38.19	$37.69
Total return	(4.44%) [2]	13.37%	6.51%	23.89%	4.19%	4.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.05% [4]	0.10%	0.11%
Net operating expenses	N/A	N/A	N/A [5]	0.05% [4]	0.09%	0.09%
Net investment income (loss)	1.97% [3]	1.99%	1.80%	1.89%	2.03%	1.92%
Portfolio turnover rate	1% [2]	3%	4%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$10,052	$10,220	$8,410	$6,720	$4,850	$4,477

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	50,307	0.4	39,334,037
Other Securities		0.4	40,962,215
		0.8	80,296,252

Banks 4.3%
Bank of America Corp.	2,853,321	0.7	68,622,370
JPMorgan Chase & Co.	1,105,619	1.1	105,874,075
Wells Fargo & Co.	1,357,714	0.4	39,441,592
Other Securities		2.1	223,244,550
		4.3	437,182,587

Capital Goods 5.9%
Other Securities		5.9	591,227,055

Commercial & Professional Services 1.1%
Other Securities		1.1	107,467,705

Consumer Durables & Apparel 1.2%
Other Securities		1.2	121,166,032

Consumer Services 1.9%
McDonald's Corp.	265,497	0.5	49,796,617
Other Securities		1.4	138,631,471
		1.9	188,428,088

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	688,951	1.3	129,081,859
The Charles Schwab Corp. (c)	399,482	0.1	15,068,461
Other Securities		3.4	334,790,811
		4.8	478,941,131

Energy 2.8%
Chevron Corp.	666,779	0.6	61,343,668
Exxon Mobil Corp.	1,493,271	0.7	69,392,303
Other Securities		1.5	152,329,627
		2.8	283,065,598

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	155,736	0.5	47,188,008
Walmart, Inc.	500,055	0.6	60,781,685
Other Securities		0.4	40,488,139
		1.5	148,457,832

Food, Beverage & Tobacco 3.4%
PepsiCo, Inc.	490,756	0.6	64,922,111
Philip Morris International, Inc.	547,805	0.4	40,866,253
The Coca-Cola Co.	1,358,963	0.6	62,362,812
Other Securities		1.8	176,064,804
		3.4	344,215,980

Health Care Equipment & Services 6.8%
Abbott Laboratories	622,128	0.6	57,291,768
Medtronic plc	472,052	0.5	46,086,437
UnitedHealth Group, Inc.	333,872	1.0	97,647,544
Other Securities		4.7	482,877,987
		6.8	683,903,736

Household & Personal Products 1.8%
The Procter & Gamble Co.	879,080	1.0	103,617,160
Other Securities		0.8	73,576,508
		1.8	177,193,668

Insurance 2.1%
Other Securities		2.1	215,273,762

Materials 2.7%
Other Securities		2.7	267,806,278

Media & Entertainment 8.0%
Alphabet, Inc., Class A *	105,620	1.4	142,238,454
Alphabet, Inc., Class C *	105,360	1.4	142,094,818
Comcast Corp., Class A	1,598,833	0.6	60,164,086
Facebook, Inc., Class A *	848,286	1.7	173,652,627
Netflix, Inc. *	154,651	0.6	64,930,222
The Walt Disney Co.	635,411	0.7	68,719,700
Other Securities		1.6	157,299,938
		8.0	809,099,845

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	522,572	0.4	42,955,418
Amgen, Inc.	209,527	0.5	50,123,049
Bristol-Myers Squibb Co.	827,761	0.5	50,336,146
Eli Lilly & Co.	297,738	0.5	46,042,204

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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	927,742	1.4	139,198,410
Merck & Co., Inc.	897,061	0.7	71,172,820
Pfizer, Inc.	1,951,638	0.7	74,864,834
Thermo Fisher Scientific, Inc.	141,495	0.5	47,355,547
Other Securities		3.5	348,834,006
		8.7	870,882,434

Real Estate 3.7%
Other Securities		3.7	370,228,635

Retailing 6.8%
Amazon.com, Inc. *	146,832	3.6	363,262,368
The Home Depot, Inc.	384,483	0.8	84,520,898
Other Securities		2.4	237,004,581
		6.8	684,787,847

Semiconductors & Semiconductor Equipment 4.3%
Intel Corp.	1,533,386	0.9	91,972,492
NVIDIA Corp.	215,928	0.6	63,111,436
Other Securities		2.8	279,386,036
		4.3	434,469,964

Software & Services 14.1%
Accenture plc, Class A	223,433	0.4	41,377,557
Adobe, Inc. *	170,900	0.6	60,437,076
International Business Machines Corp.	312,211	0.4	39,201,213
Mastercard, Inc., Class A	312,664	0.9	85,973,220
Microsoft Corp.	2,689,173	4.8	481,926,693
Oracle Corp.	763,246	0.4	40,429,141
PayPal Holdings, Inc. *	414,227	0.5	50,949,921
salesforce.com, Inc. *	313,315	0.5	50,741,364
Visa, Inc., Class A	603,458	1.1	107,850,014
Other Securities		4.5	454,655,243
		14.1	1,413,541,442

Technology Hardware & Equipment 6.3%
Apple, Inc.	1,471,952	4.3	432,459,498
Cisco Systems, Inc.	1,496,396	0.6	63,417,263
Other Securities		1.4	141,418,820
		6.3	637,295,581

Telecommunication Services 1.8%
AT&T, Inc.	2,573,671	0.8	78,419,755
Verizon Communications, Inc.	1,455,627	0.8	83,625,771
Other Securities		0.2	24,112,693
		1.8	186,158,219

Transportation 1.6%
Union Pacific Corp.	245,042	0.4	39,155,261
Other Securities		1.2	126,438,394
		1.6	165,593,655

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.2%
NextEra Energy, Inc.	172,293	0.4	39,820,358
Other Securities		2.8	278,853,737
		3.2	318,674,095
Total Common Stock
(Cost $6,498,043,043)			10,015,357,421

Rights 0.0% of net assets

Media & Entertainment 0.0%
Other Securities		0.0	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	96
Total Rights
(Cost $402)			1,662

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Other Securities		0.2	16,733,000
Total Other Investment Company
(Cost $16,733,000)			16,733,000
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Other Securities		0.2	21,728,724
Total Short-Term Investment
(Cost $21,728,724)			21,728,724

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	80	5,226,800	504,455
S&P 500 Index, e-mini, expires 06/19/20	213	30,910,560	1,834,915
Net Unrealized Appreciation			2,339,370
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,709,413.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$15,925,101	$728,663	($364,957)	($57,090)	($1,163,256)	$15,068,461	399,482	$138,210

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,564,832,534	$—	$—	$9,564,832,534
Automobiles & Components	80,235,216	—	61,036 *	80,296,252
Real Estate	370,228,635	—	— *	370,228,635
Rights [1]
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	96	96
Other Investment Company[1]	16,733,000	—	—	16,733,000
Short-Term Investment[1]	—	21,728,724	—	21,728,724
Futures Contracts[2]	2,339,370	—	—	2,339,370
Total	$10,034,368,755	$21,728,724	$62,698	$10,056,160,177
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $12,071,477)		$15,068,461
Investments in unaffiliated issuers, at value (cost $6,507,700,692) including securities on loan of $15,709,413		10,022,019,346
Collateral invested for securities on loan, at value (cost $16,733,000)		16,733,000
Deposit with broker for futures contracts		2,939,116
Receivables:
Investments sold		13,695
Fund shares sold		12,554,607
Dividends		7,768,850
Variation margin on futures contracts		2,339,950
Income from securities on loan		78,747
Foreign tax reclaims	+	159
Total assets		10,079,515,931
Liabilities
Collateral held for securities on loan		16,733,000
Payables:
Investments bought		668,281
Investment adviser fees		231,674
Fund shares redeemed		9,542,846
Due to custodian	+	1,564
Total liabilities		27,177,365
Net Assets
Total assets		10,079,515,931
Total liabilities	–	27,177,365
Net assets		$10,052,338,566
Net Assets by Source
Capital received from investors		6,525,412,925
Total distributable earnings		3,526,925,641

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,052,338,566		200,721,977		$50.08

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$138,210
Dividends received from unaffiliated issuers (net of foreign withholding tax of $5,888)		102,667,175
Interest		111,378
Securities on loan, net	+	505,111
Total investment income		103,421,874
Expenses
Investment adviser fees		1,554,861
Total expenses	–	1,554,861
Net investment income		101,867,013
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(57,090)
Net realized gains on unaffiliated issuers		11,537,507
Net realized gains on futures contracts	+	561,596
Net realized gains		12,042,013
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,163,256)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(586,049,101)
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,355,407
Net change in unrealized appreciation (depreciation)	+	(584,856,950)
Net realized and unrealized losses		(572,814,937)
Decrease in net assets resulting from operations		($470,947,924)

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$101,867,013	$184,998,541
Net realized gains		12,042,013	606,877
Net change in unrealized appreciation (depreciation)	+	(584,856,950)	1,012,024,065
Increase (decrease) in net assets from operations		(470,947,924)	1,197,629,483
Distributions to Shareholders
Total distributions		($207,148,798)	($199,442,079)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,106,268	$1,613,652,679	41,564,151	$2,031,277,091
Shares reinvested		2,723,498	151,971,113	3,549,021	149,293,091
Shares redeemed	+	(25,409,483)	(1,255,098,631)	(27,643,143)	(1,368,397,596)
Net transactions in fund shares		9,420,283	$510,525,161	17,470,029	$812,172,586
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		191,301,694	$10,219,910,127	173,831,665	$8,409,550,137
Total increase or decrease	+	9,420,283	(167,571,561)	17,470,029	1,810,359,990
End of period		200,721,977	$10,052,338,566	191,301,694	$10,219,910,127

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$49.06	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.29	0.57	0.46
Net realized and unrealized gains (losses)	2.69	6.52	1.91 [3]
Total from investment operations	2.98	7.09	2.37
Less distributions:
Distributions from net investment income	(0.50)	(0.40)	—
Net asset value at end of period	$51.54	$49.06	$42.37
Total return	6.07% [4]	17.04%	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [5]	0.035% [6]	0.040% [5],[7]
Net operating expenses	N/A	N/A	0.02% [5],[7]
Net investment income (loss)	1.18% [5]	1.27%	1.23% [5]
Portfolio turnover rate	32% [4]	46%	23% [4]
Net assets, end of period (x 1,000,000)	$339	$166	$93

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
7
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	3,249	0.8	2,540,328
Other Securities		0.0	27,611
		0.8	2,567,939

Banks 0.1%
Other Securities		0.1	187,603

Capital Goods 4.7%
3M Co.	9,641	0.4	1,464,661
Lockheed Martin Corp.	5,570	0.6	2,167,064
The Boeing Co.	11,923	0.5	1,681,381
Other Securities		3.2	10,683,245
		4.7	15,996,351

Commercial & Professional Services 1.2%
Other Securities		1.2	4,061,930

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	26,347	0.7	2,296,931
Other Securities		0.6	1,974,565
		1.3	4,271,496

Consumer Services 1.9%
Starbucks Corp.	26,597	0.6	2,040,788
Other Securities		1.3	4,533,033
		1.9	6,573,821

Diversified Financials 2.0%
S&P Global, Inc.	5,542	0.5	1,623,141
The Charles Schwab Corp. (a)	15,410	0.2	581,265
Other Securities		1.3	4,489,901
		2.0	6,694,307

Energy 0.2%
Other Securities		0.2	563,792

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	9,900	0.9	2,999,700
Other Securities		0.2	660,769
		1.1	3,660,469

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 2.6%
PepsiCo, Inc.	26,519	1.0	3,508,198
The Coca-Cola Co.	58,917	0.8	2,703,701
Other Securities		0.8	2,649,624
		2.6	8,861,523

Health Care Equipment & Services 6.5%
Abbott Laboratories	16,805	0.5	1,547,572
Stryker Corp.	7,725	0.4	1,440,172
UnitedHealth Group, Inc.	21,293	1.8	6,227,564
Other Securities		3.8	12,919,628
		6.5	22,134,936

Household & Personal Products 0.6%
Other Securities		0.6	2,087,057

Insurance 0.8%
Other Securities		0.8	2,735,169

Materials 1.2%
Other Securities		1.2	4,166,511

Media & Entertainment 11.7%
Alphabet, Inc., Class A *	6,742	2.7	9,079,451
Alphabet, Inc., Class C *	6,752	2.7	9,106,152
Comcast Corp., Class A	47,734	0.5	1,796,231
Facebook, Inc., Class A *	53,813	3.3	11,016,059
Netflix, Inc. *	9,477	1.2	3,978,919
Other Securities		1.3	4,570,069
		11.7	39,546,881

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	33,313	0.8	2,738,329
Amgen, Inc.	12,222	0.9	2,923,747
Bristol-Myers Squibb Co.	30,920	0.6	1,880,245
Eli Lilly & Co.	19,160	0.9	2,962,902
Merck & Co., Inc.	54,401	1.3	4,316,175
Thermo Fisher Scientific, Inc.	6,118	0.6	2,047,572
Vertex Pharmaceuticals, Inc. *	5,845	0.4	1,468,264
Other Securities		2.7	9,515,110
		8.2	27,852,344

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 2.3%
American Tower Corp.	9,896	0.7	2,355,248
Crown Castle International Corp.	9,339	0.4	1,488,917
Other Securities		1.2	3,984,165
		2.3	7,828,330

Retailing 10.9%
Amazon.com, Inc. *	9,420	6.9	23,305,080
Lowe's Cos., Inc.	17,401	0.5	1,822,755
The Home Depot, Inc.	14,003	0.9	3,078,280
Other Securities		2.6	8,883,223
		10.9	37,089,338

Semiconductors & Semiconductor Equipment 4.5%
Broadcom, Inc.	8,702	0.7	2,363,637
NVIDIA Corp.	13,146	1.1	3,842,313
QUALCOMM, Inc.	25,734	0.6	2,024,494
Texas Instruments, Inc.	21,127	0.7	2,452,211
Other Securities		1.4	4,705,105
		4.5	15,387,760

Software & Services 24.5%
Accenture plc, Class A	14,362	0.8	2,659,699
Adobe, Inc. *	10,845	1.1	3,835,226
Automatic Data Processing, Inc.	9,804	0.4	1,438,149
International Business Machines Corp.	12,092	0.4	1,518,272
Intuit, Inc.	5,607	0.4	1,512,825
Mastercard, Inc., Class A	19,975	1.6	5,492,526
Microsoft Corp.	170,371	9.0	30,532,187
Oracle Corp.	45,220	0.7	2,395,303
PayPal Holdings, Inc. *	26,473	1.0	3,256,179
salesforce.com, Inc. *	18,920	0.9	3,064,094
ServiceNow, Inc. *	4,196	0.4	1,475,062
Visa, Inc., Class A	38,606	2.0	6,899,664
Other Securities		5.8	18,766,504
		24.5	82,845,690

Technology Hardware & Equipment 10.3%
Apple, Inc.	92,858	8.1	27,281,680
Cisco Systems, Inc.	96,549	1.2	4,091,747
Other Securities		1.0	3,433,359
		10.3	34,806,786

Telecommunication Services 0.1%
Other Securities		0.1	322,753

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.7%
Union Pacific Corp.	15,647	0.7	2,500,234
United Parcel Service, Inc., Class B	15,733	0.4	1,489,286
Other Securities		0.6	1,687,071
		1.7	5,676,591
Total Common Stock
(Cost $290,242,680)			335,919,377

Other Investment Companies 0.4% of net assets

Equity Funds 0.2%
Other Securities		0.2	673,842

Money Market Fund 0.2%
Other Securities		0.2	595,291

Securities Lending Collateral 0.0%
Other Securities		0.0	89,345
Total Other Investment Companies
(Cost $1,313,044)			1,358,478

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index,e-mini, expires 06/19/20	20	1,736,500	39,622
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	1,868
Net Unrealized Appreciation			41,490
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $84,656.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$328,652	$449,249	($135,773)	($29,850)	($31,013)	$581,265	15,410	$3,177

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$335,919,377	$—	$—	$335,919,377
Other Investment Companies[1]	1,358,478	—	—	1,358,478
Futures Contracts[2]	41,490	—	—	41,490
Total	$337,319,345	$—	$—	$337,319,345
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $640,404)		$581,265
Investments in unaffiliated issuers, at value (cost $290,825,975) including securities on loan of $84,656		336,607,245
Collateral invested for securities on loan, at value (cost $89,345)		89,345
Deposit with broker for futures contracts		197,671
Receivables:
Investments sold		3,358,426
Fund shares sold		2,734,150
Dividends		125,022
Variation margin on futures contracts		41,532
Income from securities on loan	+	570
Total assets		343,735,226
Liabilities
Collateral held for securities on loan		89,345
Payables:
Investment adviser fees		8,894
Fund shares redeemed	+	5,105,812
Total liabilities		5,204,051
Net Assets
Total assets		343,735,226
Total liabilities	–	5,204,051
Net assets		$338,531,175
Net Assets by Source
Capital received from investors		303,897,776
Total distributable earnings		34,633,399

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$338,531,175		6,568,321		$51.54

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$3,177
Dividends received from unaffiliated issuers		1,413,421
Securities on loan, net	+	1,270
Total investment income		1,417,868
Expenses
Investment adviser fees		40,859
Total expenses	–	40,859
Net investment income		1,377,009
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(29,850)
Net realized losses on unaffiliated issuers		(7,606,391)
Net realized gains on futures contracts	+	13,313
Net realized losses		(7,622,928)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(31,013)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		20,190,673
Net change in unrealized appreciation (depreciation) on futures contracts	+	42,061
Net change in unrealized appreciation (depreciation)	+	20,201,721
Net realized and unrealized gains		12,578,793
Increase in net assets resulting from operations		$13,955,802

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$1,377,009	$1,673,328
Net realized losses		(7,622,928)	(3,852,313)
Net change in unrealized appreciation (depreciation)	+	20,201,721	25,108,024
Increase in net assets from operations		13,955,802	22,929,039
Distributions to Shareholders
Total distributions		($1,890,344)	($949,803)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,880,034	$291,772,777	2,776,749	$120,542,470
Shares reinvested		30,207	1,571,983	22,696	838,591
Shares redeemed	+	(2,721,994)	(132,698,405)	(1,608,317)	(70,292,844)
Net transactions in fund shares		3,188,247	$160,646,355	1,191,128	$51,088,217
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,380,074	$165,819,362	2,188,946	$92,751,909
Total increase	+	3,188,247	172,711,813	1,191,128	73,067,453
End of period		6,568,321	$338,531,175	3,380,074	$165,819,362

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$43.06	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	1.13	0.82
Net realized and unrealized gains (losses)	(6.10)	3.10	(1.31)
Total from investment operations	(5.53)	4.23	(0.49)
Less distributions:
Distributions from net investment income	(1.06)	(0.62)	—
Distributions from net realized gains	(0.84)	(0.06)	—
Total distributions	(1.90)	(0.68)	—
Net asset value at end of period	$35.63	$43.06	$39.51
Total return	(13.65%) [3]	11.08%	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [4]	0.035% [5]	0.040% [4],[6]
Net operating expenses	N/A	N/A	0.02% [4],[6]
Net investment income (loss)	2.85% [4]	2.79%	2.36% [4]
Portfolio turnover rate	28% [3]	22%	22% [3]
Net assets, end of period (x 1,000,000)	$258	$212	$70

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	1,995,383

Banks 8.9%
Bank of America Corp.	175,908	1.6	4,230,587
Citigroup, Inc.	46,499	0.9	2,257,991
JPMorgan Chase & Co.	68,625	2.5	6,571,530
Truist Financial Corp.	29,441	0.4	1,098,738
U.S. Bancorp	30,645	0.4	1,118,542
Wells Fargo & Co.	81,978	0.9	2,381,461
Other Securities		2.2	5,257,269
		8.9	22,916,118

Capital Goods 6.8%
Caterpillar, Inc.	10,873	0.5	1,265,400
General Electric Co.	190,391	0.5	1,294,659
Honeywell International, Inc.	8,102	0.4	1,149,674
Raytheon Technologies Corp.	23,290	0.6	1,509,425
Other Securities		4.8	12,276,238
		6.8	17,495,396

Commercial & Professional Services 0.5%
Other Securities		0.5	1,260,430

Consumer Durables & Apparel 0.8%
Other Securities		0.8	2,040,093

Consumer Services 1.8%
McDonald's Corp.	13,912	1.0	2,609,335
Other Securities		0.8	1,940,595
		1.8	4,549,930

Diversified Financials 8.0%
Berkshire Hathaway, Inc., Class B *	43,047	3.1	8,065,286
BlackRock, Inc.	2,606	0.5	1,308,316
CME Group, Inc.	7,789	0.5	1,388,078
The Charles Schwab Corp. (b)	10,069	0.1	379,803
The Goldman Sachs Group, Inc.	7,009	0.5	1,285,591
Other Securities		3.3	8,222,242
		8.0	20,649,316

Security	Number of Shares	% of Net Assets	Value ($)
Energy 6.4%
Chevron Corp.	41,951	1.5	3,859,492
Exxon Mobil Corp.	93,151	1.7	4,328,727
Other Securities		3.2	8,191,095
		6.4	16,379,314

Food & Staples Retailing 2.0%
Walmart, Inc.	30,578	1.4	3,716,756
Other Securities		0.6	1,533,630
		2.0	5,250,386

Food, Beverage & Tobacco 4.7%
Mondelez International, Inc., Class A	31,272	0.6	1,608,632
Philip Morris International, Inc.	34,199	1.0	2,551,245
The Coca-Cola Co.	26,826	0.5	1,231,045
Other Securities		2.6	6,636,650
		4.7	12,027,572

Health Care Equipment & Services 6.8%
Abbott Laboratories	21,486	0.8	1,978,646
Anthem, Inc.	3,951	0.4	1,109,164
Becton, Dickinson & Co.	5,389	0.5	1,360,884
Cigna Corp. *	5,595	0.4	1,095,389
CVS Health Corp.	28,561	0.7	1,757,930
Danaher Corp.	12,838	0.8	2,098,500
Medtronic plc	29,531	1.1	2,883,112
Other Securities		2.1	5,353,684
		6.8	17,637,309

Household & Personal Products 3.3%
Colgate-Palmolive Co.	18,492	0.5	1,299,433
The Procter & Gamble Co.	50,445	2.3	5,945,952
Other Securities		0.5	1,391,090
		3.3	8,636,475

Insurance 3.8%
Chubb Ltd.	9,913	0.4	1,070,703
Other Securities		3.4	8,767,530
		3.8	9,838,233

Materials 4.3%
Linde plc	11,818	0.8	2,174,394
Other Securities		3.5	8,980,705
		4.3	11,155,099

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media & Entertainment 4.1%
Comcast Corp., Class A	52,528	0.8	1,976,629
The Walt Disney Co.	38,418	1.6	4,154,907
Other Securities		1.7	4,424,604
		4.1	10,556,140

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Allergan plc	7,215	0.5	1,351,658
Bristol-Myers Squibb Co.	21,251	0.5	1,292,273
Gilead Sciences, Inc.	24,024	0.8	2,018,016
Johnson & Johnson	49,630	2.9	7,446,485
Pfizer, Inc.	122,426	1.8	4,696,261
Other Securities		2.3	5,887,339
		8.8	22,692,032

Real Estate 4.9%
Prologis, Inc.	16,114	0.6	1,437,852
Other Securities		4.3	11,332,169
		4.9	12,770,021

Retailing 2.1%
Target Corp.	10,206	0.4	1,120,007
The Home Depot, Inc.	10,316	0.9	2,267,766
Other Securities		0.8	2,117,175
		2.1	5,504,948

Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	94,191	2.2	5,649,576
Micron Technology, Inc. *	24,329	0.5	1,165,116
Other Securities		1.2	3,305,705
		3.9	10,120,397

Software & Services 1.7%
Other Securities		1.7	4,287,265

Technology Hardware & Equipment 1.2%
Other Securities		1.2	3,039,772

Telecommunication Services 4.3%
AT&T, Inc.	160,656	1.9	4,895,188
Verizon Communications, Inc.	91,072	2.0	5,232,086
Other Securities		0.4	839,880
		4.3	10,967,154

Transportation 1.8%
Other Securities		1.8	4,752,565

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 7.2%
Dominion Energy, Inc.	18,083	0.5	1,394,742
Duke Energy Corp.	16,025	0.5	1,356,677
NextEra Energy, Inc.	10,744	1.0	2,483,153
The Southern Co.	22,889	0.5	1,298,493
Other Securities		4.7	11,958,301
		7.2	18,491,366
Total Common Stock
(Cost $259,352,651)			255,012,714

Other Investment Companies 0.4% of net assets

Equity Funds 0.3%
Other Securities		0.3	705,728

Securities Lending Collateral 0.1%
Other Securities		0.1	241,696
Total Other Investment Companies
(Cost $950,056)			947,424

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/19/20	34	1,842,630	18,013
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	2,318
Net Unrealized Appreciation			20,331
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $222,967.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$293,723	$178,772	($74,614)	($9,695)	($8,383)	$379,803	10,069	$2,575

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$255,012,714	$—	$—	$255,012,714
Other Investment Companies[1]	947,424	—	—	947,424
Futures Contracts[2]	20,331	—	—	20,331
Total	$255,980,469	$—	$—	$255,980,469
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $383,801)		$379,803
Investments in unaffiliated issuers, at value (cost $259,677,210) including securities on loan of $222,967		255,338,639
Collateral invested for securities on loan, at value (cost $241,696)		241,696
Deposit with broker for futures contracts		198,194
Receivables:
Fund shares sold		45,551,349
Dividends		307,846
Variation margin on futures contracts		20,400
Income from securities on loan	+	272
Total assets		302,038,199
Liabilities
Collateral held for securities on loan		241,696
Payables:
Investments bought		43,334,174
Investment adviser fees		6,227
Fund shares redeemed		563,354
Due to custodian	+	99,554
Total liabilities		44,245,005
Net Assets
Total assets		302,038,199
Total liabilities	–	44,245,005
Net assets		$257,793,194
Net Assets by Source
Capital received from investors		275,181,070
Total distributable loss		(17,387,876)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$257,793,194		7,235,882		$35.63

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$2,575
Dividends received from unaffiliated issuers (net of foreign withholding tax of $128)		3,159,892
Securities on loan, net	+	1,042
Total investment income		3,163,509
Expenses
Investment adviser fees		38,470
Total expenses	–	38,470
Net investment income		3,125,039
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(9,695)
Net realized losses on unaffiliated issuers		(13,434,739)
Net realized losses on futures contracts	+	(50,785)
Net realized losses		(13,495,219)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(8,383)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(19,044,699)
Net change in unrealized appreciation (depreciation) on futures contracts	+	20,365
Net change in unrealized appreciation (depreciation)	+	(19,032,717)
Net realized and unrealized losses		(32,527,936)
Decrease in net assets resulting from operations		($29,402,897)

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$3,125,039	$4,561,029
Net realized gains (losses)		(13,495,219)	3,255,061
Net change in unrealized appreciation (depreciation)	+	(19,032,717)	16,353,464
Increase (decrease) in net assets from operations		(29,402,897)	24,169,554
Distributions to Shareholders
Total distributions		($9,633,049)	($1,536,515)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,945,714	$177,020,133	4,104,466	$157,914,398
Shares reinvested		182,880	7,979,022	38,320	1,344,745
Shares redeemed	+	(2,820,676)	(100,383,331)	(979,981)	(39,427,758)
Net transactions in fund shares		2,307,918	$84,615,824	3,162,805	$119,831,385
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,927,964	$212,213,316	1,765,159	$69,748,892
Total increase	+	2,307,918	45,579,878	3,162,805	142,464,424
End of period		7,235,882	$257,793,194	4,927,964	$212,213,316

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$44.29	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.44	0.70	0.59
Net realized and unrealized gains (losses)	(5.42)	4.54	(1.04)
Total from investment operations	(4.98)	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.64)	(0.42)	—
Distributions from net realized gains	(0.48)	(0.08)	—
Total distributions	(1.12)	(0.50)	—
Net asset value at end of period	$38.19	$44.29	$39.55
Total return	(11.66%) [3]	13.61%	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04% [5]	0.05% [4],[6]
Net operating expenses	N/A	N/A	0.03% [4],[6]
Net investment income (loss)	2.11% [4]	1.67%	1.65% [4]
Portfolio turnover rate	4% [3]	21%	15% [3]
Net assets, end of period (x 1,000,000)	$442	$357	$171

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	2,952,671

Banks 3.0%
Other Securities		3.0	13,381,080

Capital Goods 8.9%
Cummins, Inc.	9,738	0.4	1,592,163
L3Harris Technologies, Inc.	14,659	0.6	2,839,448
PACCAR, Inc.	22,509	0.4	1,558,298
Other Securities		7.5	33,363,693
		8.9	39,353,602

Commercial & Professional Services 2.9%
CoStar Group, Inc. *	2,387	0.4	1,547,397
IHS Markit Ltd.	25,851	0.4	1,739,772
Verisk Analytics, Inc.	10,594	0.4	1,619,081
Other Securities		1.7	8,064,749
		2.9	12,970,999

Consumer Durables & Apparel 2.5%
lululemon Athletica, Inc. *	7,829	0.4	1,749,625
Other Securities		2.1	9,056,808
		2.5	10,806,433

Consumer Services 2.9%
Chipotle Mexican Grill, Inc. *	1,697	0.3	1,490,899
Other Securities		2.6	11,301,889
		2.9	12,792,788

Diversified Financials 4.6%
MSCI, Inc.	5,458	0.4	1,784,766
State Street Corp.	23,677	0.3	1,492,598
T. Rowe Price Group, Inc.	15,276	0.4	1,766,364
Other Securities		3.5	15,399,236
		4.6	20,442,964

Energy 2.7%
The Williams Cos., Inc.	80,504	0.4	1,559,362
Other Securities		2.3	10,230,503
		2.7	11,789,865

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.6%
The Kroger Co.	52,729	0.4	1,666,764
Other Securities		0.2	989,748
		0.6	2,656,512

Food, Beverage & Tobacco 3.1%
Other Securities		3.1	13,635,414

Health Care Equipment & Services 7.3%
Centene Corp. *	38,370	0.6	2,554,675
DexCom, Inc. *	6,006	0.5	2,013,211
IDEXX Laboratories, Inc. *	5,636	0.4	1,564,554
McKesson Corp.	10,716	0.3	1,513,635
ResMed, Inc.	9,419	0.3	1,462,959
Veeva Systems, Inc., Class A *	8,693	0.4	1,658,624
Zimmer Biomet Holdings, Inc.	13,612	0.4	1,629,356
Other Securities		4.4	19,802,319
		7.3	32,199,333

Household & Personal Products 0.8%
The Clorox Co.	8,356	0.4	1,557,893
Other Securities		0.4	1,996,160
		0.8	3,554,053

Insurance 3.4%
Willis Towers Watson plc	8,560	0.3	1,526,162
Other Securities		3.1	13,495,751
		3.4	15,021,913

Materials 5.2%
Newmont Corp.	54,262	0.7	3,227,504
Other Securities		4.5	19,933,972
		5.2	23,161,476

Media & Entertainment 3.7%
Other Securities		3.7	16,496,183

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Agilent Technologies, Inc.	20,582	0.4	1,577,816
IQVIA Holdings, Inc. *	11,722	0.4	1,671,440
Other Securities		4.1	18,280,496
		4.9	21,529,752

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 8.8%
AvalonBay Communities, Inc.	9,238	0.3	1,505,332
Digital Realty Trust, Inc.	17,318	0.6	2,588,868
Equity Residential	24,271	0.4	1,579,071
SBA Communications Corp.	7,440	0.5	2,157,005
Other Securities		7.0	31,171,951
		8.8	39,002,227

Retailing 4.6%
AutoZone, Inc. *	1,574	0.4	1,605,984
Dollar General Corp.	16,914	0.7	2,965,024
O'Reilly Automotive, Inc. *	4,945	0.4	1,910,451
Other Securities		3.1	13,713,793
		4.6	20,195,252

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	68,468	0.8	3,587,038
KLA Corp.	10,411	0.4	1,708,341
Lam Research Corp.	9,582	0.6	2,446,093
Other Securities		2.3	10,406,292
		4.1	18,147,764

Software & Services 12.0%
Cadence Design Systems, Inc. *	18,453	0.3	1,497,092
Fiserv, Inc. *	37,458	0.9	3,860,422
Global Payments, Inc.	19,789	0.7	3,285,370
Paychex, Inc.	21,310	0.3	1,460,161
Square, Inc., Class A *	22,803	0.3	1,485,387
Synopsys, Inc. *	9,888	0.4	1,553,603
Other Securities		9.1	39,694,387
		12.0	52,836,422

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	19,354	0.4	1,708,184
Motorola Solutions, Inc.	11,359	0.4	1,633,538
Other Securities		3.1	14,039,279
		3.9	17,381,001

Telecommunication Services 0.3%
Other Securities		0.3	1,328,167

Transportation 1.7%
Other Securities		1.7	7,284,748

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 7.0%
Consolidated Edison, Inc.	22,089	0.4	1,740,613
Eversource Energy	21,498	0.4	1,734,889
FirstEnergy Corp.	35,855	0.3	1,479,736
Public Service Enterprise Group, Inc.	33,498	0.4	1,698,684
Sempra Energy	18,723	0.5	2,318,844
WEC Energy Group, Inc.	20,935	0.4	1,895,664
Xcel Energy, Inc.	34,808	0.5	2,212,396
Other Securities		4.1	17,919,344
		7.0	31,000,170
Total Common Stock
(Cost $474,662,924)			439,920,789

Other Investment Companies 0.3% of net assets

Equity Funds 0.1%
Other Securities		0.1	601,948

Securities Lending Collateral 0.2%
Other Securities		0.2	800,430
Total Other Investment Companies
(Cost $1,356,726)			1,402,378

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini expires 06/19/20	6	984,780	21,448
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $755,210.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$439,920,789	$—	$—	$439,920,789
Other Investment Companies[1]	1,402,378	—	—	1,402,378
Futures Contracts[2]	21,448	—	—	21,448
Total	$441,344,615	$—	$—	$441,344,615
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $475,219,220) including securities on loan of $755,210		$440,522,737
Collateral invested for securities on loan, at value (cost $800,430)		800,430
Deposit with broker for futures contracts		144,006
Receivables:
Investments sold		561,558
Fund shares sold		1,190,952
Dividends		204,004
Variation margin on futures contracts		21,460
Income from securities on loan	+	2,372
Total assets		443,447,519
Liabilities
Collateral held for securities on loan		800,430
Payables:
Investments bought		113,516
Investment adviser fees		13,363
Due to custodian		703,099
Fund shares redeemed	+	143,256
Total liabilities		1,773,664
Net Assets
Total assets		443,447,519
Total liabilities	–	1,773,664
Net assets		$441,673,855
Net Assets by Source
Capital received from investors		482,297,456
Total distributable loss		(40,623,601)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$441,673,855		11,566,274		$38.19

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $421)		$4,462,736
Securities on loan, net	+	9,892
Total investment income		4,472,628
Expenses
Investment adviser fees		83,513
Total expenses	–	83,513
Net investment income		4,389,115
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,479,552)
Net realized losses on futures contracts	+	(23,948)
Net realized losses		(3,503,500)
Net change in unrealized appreciation (depreciation) on investments		(60,845,541)
Net change in unrealized appreciation (depreciation) on futures contracts	+	25,033
Net change in unrealized appreciation (depreciation)	+	(60,820,508)
Net realized and unrealized losses		(64,324,008)
Decrease in net assets resulting from operations		($59,934,893)

Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$4,389,115	$4,785,991
Net realized losses		(3,503,500)	(662,598)
Net change in unrealized appreciation (depreciation)	+	(60,820,508)	35,427,266
Increase (decrease) in net assets from operations		(59,934,893)	39,550,659
Distributions to Shareholders
Total distributions		($9,582,557)	($2,951,274)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,653,508	$233,129,751	6,140,825	$247,965,349
Shares reinvested		166,927	7,635,275	76,761	2,670,904
Shares redeemed	+	(2,305,922)	(86,169,518)	(2,496,685)	(101,917,905)
Net transactions in fund shares		3,514,513	$154,595,508	3,720,901	$148,718,348
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,051,761	$356,595,797	4,330,860	$171,278,064
Total increase	+	3,514,513	85,078,058	3,720,901	185,317,733
End of period		11,566,274	$441,673,855	8,051,761	$356,595,797

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$20.48	$19.00	$21.01	$17.52	$18.49	$19.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.64	0.62	0.55	0.53	0.54
Net realized and unrealized gains (losses)	(3.10)	1.39	(2.06)	3.49	(1.03)	(0.86)
Total from investment operations	(2.87)	2.03	(1.44)	4.04	(0.50)	(0.32)
Less distributions:
Distributions from net investment income	(0.64)	(0.55)	(0.57)	(0.55)	(0.47)	(0.61)
Net asset value at end of period	$16.97	$20.48	$19.00	$21.01	$17.52	$18.49
Total return	(14.62%) [2]	11.27%	(7.11%)	23.76%	(2.64%)	(1.53%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.11% [4]	0.23%	0.23%
Net operating expenses	N/A	N/A	N/A [5]	0.10% [4]	0.19%	0.19%
Net investment income (loss)	2.46% [3]	3.32%	2.99%	2.88%	3.06%	2.82%
Portfolio turnover rate	4% [2]	5%	5%	3%	4%	7%
Net assets, end of period (x 1,000,000)	$5,329	$5,443	$4,314	$4,128	$2,900	$2,844

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
BHP Group Ltd.	1,294,010	0.5	26,416,310
Commonwealth Bank of Australia	777,083	0.6	31,391,420
CSL Ltd.	199,378	0.7	39,741,468
Other Securities		4.5	238,022,652
		6.3	335,571,850

Austria 0.2%
Other Securities		0.2	9,446,595

Belgium 0.9%
Other Securities		0.9	46,697,218

Denmark 2.2%
Novo Nordisk A/S, Class B	777,536	0.9	49,599,027
Other Securities		1.3	68,855,740
		2.2	118,454,767

Finland 1.0%
Other Securities		1.0	53,662,236

France 10.6%
Air Liquide S.A.	207,793	0.5	26,400,976
Danone S.A.	271,201	0.4	18,901,904
L'Oreal S.A.	110,299	0.6	32,068,453
LVMH Moet Hennessy Louis Vuitton SE	122,081	0.9	47,195,604
Sanofi	495,407	0.9	48,388,249
Schneider Electric SE	242,863	0.4	22,443,538
TOTAL S.A.	1,054,106	0.7	37,412,723
Vinci S.A.	225,941	0.3	18,509,523
Other Securities		5.9	311,712,700
		10.6	563,033,670

Germany 7.9%
adidas AG	79,203	0.3	18,132,132
Allianz SE	183,258	0.6	33,725,200
BASF SE	403,582	0.4	20,653,900
Bayer AG	431,653	0.5	28,389,540
Deutsche Telekom AG *	1,464,523	0.4	21,410,763
SAP SE	431,709	1.0	51,419,631
Siemens AG	336,034	0.6	31,010,259
Other Securities		4.1	217,868,351
		7.9	422,609,776

Security	Number of Shares	% of Net Assets	Value ($)
Hong Kong 3.8%
AIA Group Ltd.	5,359,800	0.9	49,190,993
Other Securities		2.9	152,120,561
		3.8	201,311,554

Ireland 0.6%
Other Securities		0.6	30,787,847

Israel 0.6%
Other Securities		0.6	32,939,184

Italy 2.1%
Enel S.p.A.	3,573,131	0.5	24,406,070
Other Securities		1.6	85,342,272
		2.1	109,748,342

Japan 25.6%
KDDI Corp.	776,200	0.4	22,482,065
Keyence Corp.	80,100	0.5	28,596,664
Mitsubishi UFJ Financial Group, Inc.	5,410,909	0.4	21,860,071
Nintendo Co., Ltd.	49,139	0.4	20,290,672
SoftBank Group Corp.	688,600	0.6	29,515,186
Sony Corp.	558,900	0.7	35,967,492
Takeda Pharmaceutical Co., Ltd.	658,190	0.4	23,735,281
Toyota Motor Corp.	1,003,503	1.2	62,043,442
Other Securities		21.0	1,121,993,499
		25.6	1,366,484,372

Netherlands 4.2%
ASML Holding N.V.	186,977	1.0	54,613,228
Unilever N.V.	644,519	0.6	32,096,580
Other Securities		2.6	137,277,029
		4.2	223,986,837

New Zealand 0.3%
Other Securities		0.3	16,646,306

Norway 0.6%
Other Securities		0.6	29,607,547

Portugal 0.2%
Other Securities		0.2	9,177,867

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.2%
Other Securities		1.2	64,867,612

Spain 2.4%
Iberdrola S.A.	2,705,346	0.5	26,912,174
Other Securities		1.9	103,683,717
		2.4	130,595,891

Sweden 2.8%
Other Securities		2.8	146,644,071

Switzerland 10.4%
Nestle S.A.	1,307,291	2.6	138,455,215
Novartis AG	943,883	1.5	80,549,515
Roche Holding AG	308,659	2.0	106,887,792
UBS Group AG	1,696,458	0.3	18,164,815
Zurich Insurance Group AG	65,744	0.4	20,844,420
Other Securities		3.6	190,991,643
		10.4	555,893,400

United Kingdom 14.8%
AstraZeneca plc	576,360	1.1	60,282,644
BP plc	8,903,028	0.7	35,081,608
British American Tobacco plc	1,007,761	0.7	38,843,355
Diageo plc	1,031,041	0.7	35,498,583
GlaxoSmithKline plc	2,191,854	0.9	45,727,757
HSBC Holdings plc	8,922,424	0.9	45,860,875
National Grid plc	1,529,048	0.3	17,918,531
Reckitt Benckiser Group plc	311,686	0.5	25,963,365
RELX plc	851,428	0.4	19,209,742
Rio Tinto plc	494,946	0.4	22,974,707
Royal Dutch Shell plc, A Shares	1,837,089	0.6	30,246,286
Royal Dutch Shell plc, B Shares	1,639,377	0.5	26,244,190
Unilever plc	487,187	0.5	25,086,317
Other Securities		6.6	362,221,014
		14.8	791,158,974
Total Common Stock
(Cost $5,085,878,324)			5,259,325,916

Preferred Stock 0.6% of net assets

Germany 0.6%
Other Securities		0.6	28,389,508
Total Preferred Stock
(Cost $29,588,383)			28,389,508
Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Other Securities		0.0	1,691,381
Total Other Investment Company
(Cost $1,691,381)			1,691,381
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Other Securities		0.1	5,473,320
Total Short-Term Investments
(Cost $5,473,320)			5,473,320

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	502	41,121,330	(202,488)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,594,290.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,648,748,357	$—	$2,648,748,357
Australia	—	326,921,146	8,650,704	335,571,850
France	5,134	563,028,536	—	563,033,670
Germany	4,113,300	418,496,476	—	422,609,776
Hong Kong	4,131,122	197,180,432	—	201,311,554
Ireland	11,481,798	19,306,049	—	30,787,847
Israel	15,228,110	17,711,074	—	32,939,184
Netherlands	64,097,383	159,889,454	—	223,986,837
Portugal	—	9,177,867	— *	9,177,867
United Kingdom	—	791,140,158	18,816	791,158,974
Preferred Stock[1]	—	28,389,508	—	28,389,508
Other Investment Company[1]	1,691,381	—	—	1,691,381
Short-Term Investments[1]	—	5,473,320	—	5,473,320
Liabilities
Futures Contracts[2]	(202,488)	—	—	(202,488)
Total	$100,545,740	$5,185,462,377	$8,669,520	$5,294,677,637
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,120,940,027) including securities on loan of $1,594,290		$5,293,188,744
Collateral invested for securities on loan, at value (cost $1,691,381)		1,691,381
Foreign currency, at value (cost $60,294)		61,622
Deposit with broker for futures contracts		2,485,093
Receivables:
Investments sold		75,700,277
Dividends		19,891,629
Fund shares sold		18,891,548
Foreign tax reclaims		8,916,860
Income from securities on loan	+	28,531
Total assets		5,420,855,685
Liabilities
Collateral held for securities on loan		1,691,381
Payables:
Investments bought		762,932
Investment adviser fees		248,279
Due to custodian		76,566,020
Fund shares redeemed		12,225,068
Variation margin on futures contracts	+	201,499
Total liabilities		91,695,179
Net Assets
Total assets		5,420,855,685
Total liabilities	–	91,695,179
Net assets		$5,329,160,506
Net Assets by Source
Capital received from investors		5,461,138,951
Total distributable loss		(131,978,445)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,329,160,506		314,124,203		$16.97

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $7,782,462)		$67,460,754
Interest		38,201
Securities on loan, net	+	220,170
Total investment income		67,719,125
Expenses
Investment adviser fees		1,614,431
Total expenses	–	1,614,431
Net investment income		66,104,694
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(77,020,025)
Net realized losses on futures contracts		(7,841,150)
Net realized losses on foreign currency transactions	+	(684,908)
Net realized losses		(85,546,083)
Net change in unrealized appreciation (depreciation) on investments		(765,612,729)
Net change in unrealized appreciation (depreciation) on futures contracts		(1,047,938)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(64,284)
Net change in unrealized appreciation (depreciation)	+	(766,724,951)
Net realized and unrealized losses		(852,271,034)
Decrease in net assets resulting from operations		($786,166,340)

Schwab Equity Index Funds  |  Semiannual Report
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$66,104,694	$161,653,306
Net realized losses		(85,546,083)	(81,047,333)
Net change in unrealized appreciation (depreciation)	+	(766,724,951)	450,579,679
Increase (decrease) in net assets from operations		(786,166,340)	531,185,652
Distributions to Shareholders
Total distributions		($172,919,468)	($132,253,839)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		98,230,321	$1,706,727,759	101,475,911	$1,918,826,792
Shares reinvested		6,184,493	127,647,953	5,815,026	99,611,394
Shares redeemed	+	(56,085,191)	(989,375,104)	(68,493,022)	(1,288,104,681)
Net transactions in fund shares		48,329,623	$845,000,608	38,797,915	$730,333,505
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		265,794,580	$5,443,245,706	226,996,665	$4,313,980,388
Total increase or decrease	+	48,329,623	(114,085,200)	38,797,915	1,129,265,318
End of period		314,124,203	$5,329,160,506	265,794,580	$5,443,245,706

Schwab Equity Index Funds  |  Semiannual Report
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Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Target 2035 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Global Real Estate Fund
Schwab Short-Term Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2020 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of April 30, 2020, the funds had securities on loan, all of which were classified as common stocks and rights. The value of the securities on loan and the related collateral as of April 30, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Market disruptions could cause delays in an index’s rebalancing schedule which may result in the index and, in turn, a fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2020, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.5%	1.7%	8.8%	—%	1.5%
Schwab MarketTrack Balanced Portfolio	0.3%	0.9%	4.4%	—%	0.7%
Schwab MarketTrack Conservative Portfolio	0.1%	0.3%	1.5%	—%	0.2%
Schwab MarketTrack Growth Portfolio	0.5%	1.8%	7.0%	—%	1.3%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	1.0%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	1.3%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	2.5%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	1.4%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	3.0%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	0.5%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	0.5%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	0.4%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.1%	—%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.
As of April 30, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $121,249 for Schwab International Index Fund. There were no professional fees incurred by the Schwab International Index Fund and no reimbursements made by the Schwab International Index Fund to the investment adviser during the period ended April 30, 2020.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$83,325,672	($694,670)
Schwab 1000 Index Fund	12,570,560	1,147,513
Schwab Small-Cap Index Fund	23,595,675	(13,311,783)
Schwab Total Stock Market Index Fund	11,214,675	(1,828,609)
Schwab U.S. Large-Cap Growth Index Fund	1,233,649	(50,645)
Schwab U.S. Large-Cap Value Index Fund	1,248,392	(324,081)
Schwab U.S. Mid-Cap Index Fund	770,728	(476,305)
Schwab International Index Fund	9,325,639	(2,176,395)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$181,162,484	1,212
Schwab 1000 Index Fund	29,398,855	196
Schwab Small-Cap Index Fund	19,225,255	265
Schwab Total Stock Market Index Fund	47,486,204	365
Schwab U.S. Large-Cap Growth Index Fund	854,375	10
Schwab U.S. Large-Cap Value Index Fund	1,021,202	17
Schwab U.S. Mid-Cap Index Fund	1,774,186	10
Schwab International Index Fund	38,765,093	432

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$1,884,184,942	$700,747,516
Schwab 1000 Index Fund	160,974,094	330,525,694
Schwab Small-Cap Index Fund	307,137,451	205,947,355
Schwab Total Stock Market Index Fund	537,301,594	112,733,464
Schwab U.S. Large-Cap Growth Index Fund	237,231,784	77,907,792
Schwab U.S. Large-Cap Value Index Fund	139,175,072	62,244,170
Schwab U.S. Mid-Cap Index Fund	169,278,388	18,184,916
Schwab International Index Fund	943,813,593	217,652,740

9. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$21,355,589,831	$2,638,405,435	$3,472,913,207	$6,616,886,764	$303,566,637
Gross unrealized appreciation	$19,655,592,732	$6,283,204,403	$868,524,070	$4,028,739,659	$40,983,229
Gross unrealized depreciation	(1,494,166,095)	(175,741,539)	(735,255,536)	(589,466,246)	(7,230,521)
Net unrealized appreciation (depreciation)	$18,161,426,637	$6,107,462,864	$133,268,534	$3,439,273,413	$33,752,708

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$275,417,956	$485,654,427	$5,304,398,410
Gross unrealized appreciation	$517,276	$27,814,254	$779,442,323
Gross unrealized depreciation	(19,954,763)	(72,124,066)	(789,163,096)
Net unrealized appreciation (depreciation)	($19,437,487)	($44,309,812)	($9,720,773)

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
No expiration	$—	$—	$—	$—	$600,614
Total	$—	$—	$—	$—	$600,614

Expiration Date	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
No expiration	$—	$—	$117,065,815
Total	$—	$—	$117,065,815
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Ordinary income	$696,643,335	$157,630,133	$75,407,201	$163,508,663	$949,803
Long-term capital gains	138,486,140	287,803,474	256,270,995	35,933,416	—

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Ordinary income	$1,536,515	$2,937,860	$132,253,839
Long-term capital gains	—	13,414	—
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the funds did not incur any interest or penalties.

10. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund for the past two fiscal years, October 31, 2018 and October 31, 2019, and the Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund for the period December 20, 2017 (commencement of operations) through October 31, 2018 and the year ended October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two period year-ends detailed above and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of

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Schwab Equity Index Funds
Financial Notes, unaudited (continued)

10. Independent Registered Public Accounting Firm (continued):
accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

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Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Equity Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab Equity Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Semiannual Report

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-24
00245382

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Aptiv plc	415,231	28,879,316
BorgWarner, Inc.	333,203	9,519,610
Ford Motor Co.	6,358,633	32,365,442
General Motors Co.	2,047,759	45,644,548
Harley-Davidson, Inc.	255,622	5,580,228
		121,989,144

Banks 4.0%
Bank of America Corp.	13,204,125	317,559,206
Citigroup, Inc.	3,560,358	172,890,984
Citizens Financial Group, Inc.	705,693	15,800,466
Comerica, Inc.	236,757	8,253,349
Fifth Third Bancorp	1,160,645	21,692,455
First Republic Bank	274,092	28,585,055
Huntington Bancshares, Inc.	1,693,412	15,647,127
JPMorgan Chase & Co.	5,116,539	489,959,775
KeyCorp	1,614,130	18,804,614
M&T Bank Corp.	215,228	24,122,754
People's United Financial, Inc.	722,382	9,167,028
Regions Financial Corp.	1,567,725	16,853,044
SVB Financial Group *	84,595	16,341,216
The PNC Financial Services Group, Inc.	714,122	76,175,394
Truist Financial Corp.	2,186,283	81,592,082
U.S. Bancorp	2,316,963	84,569,149
Wells Fargo & Co.	6,277,390	182,358,179
Zions Bancorp NA	280,478	8,865,910
		1,589,237,787

Capital Goods 5.5%
3M Co.	937,849	142,478,020
A.O. Smith Corp.	225,129	9,540,967
Allegion plc	152,148	15,296,960
AMETEK, Inc.	373,886	31,357,819
Carrier Global Corp. *	1,318,566	23,351,804
Caterpillar, Inc.	901,168	104,877,932
Cummins, Inc.	250,104	40,892,004
Deere & Co.	513,432	74,478,446
Dover Corp.	237,435	22,235,788
Eaton Corp. plc	673,377	56,226,979
Emerson Electric Co.	993,814	56,677,212
Fastenal Co.	938,338	33,986,602
Flowserve Corp.	214,867	6,052,803
Fortive Corp.	483,580	30,949,120
Fortune Brands Home & Security, Inc.	228,879	11,031,968
General Dynamics Corp.	382,358	49,943,602
General Electric Co.	14,242,660	96,850,088
Honeywell International, Inc.	1,165,169	165,337,481
Howmet Aerospace, Inc.	633,238	8,276,421
Huntington Ingalls Industries, Inc.	66,244	12,679,764
IDEX Corp.	124,366	19,106,349
Illinois Tool Works, Inc.	476,763	77,473,987
Ingersoll Rand, Inc. *	566,556	16,475,448
Jacobs Engineering Group, Inc.	221,107	18,296,604
Johnson Controls International plc	1,258,783	36,643,173
Security	Number of Shares	Value ($)
L3Harris Technologies, Inc.	360,617	69,851,513
Lockheed Martin Corp.	405,048	157,587,975
Masco Corp.	460,690	18,906,718
Northrop Grumman Corp.	255,704	84,553,642
Otis Worldwide Corp. *	659,283	33,564,098
PACCAR, Inc.	564,997	39,114,742
Parker-Hannifin Corp.	209,649	33,149,700
Pentair plc	273,393	9,456,664
Quanta Services, Inc.	231,664	8,423,303
Raytheon Technologies Corp.	2,394,555	155,191,110
Rockwell Automation, Inc.	188,746	35,763,592
Roper Technologies, Inc.	169,582	57,832,549
Snap-on, Inc.	90,016	11,728,185
Stanley Black & Decker, Inc.	248,154	27,346,571
Textron, Inc.	370,069	9,755,019
The Boeing Co.	872,198	122,997,362
Trane Technologies plc	391,570	34,231,049
TransDigm Group, Inc.	81,112	29,450,145
United Rentals, Inc. *	123,024	15,808,584
W.W. Grainger, Inc.	71,417	19,681,097
Westinghouse Air Brake Technologies Corp.	298,662	16,850,510
Xylem, Inc.	294,265	21,157,653
		2,172,919,122

Commercial & Professional Services 0.7%
Cintas Corp.	136,873	30,362,538
Copart, Inc. *	335,159	26,849,587
Equifax, Inc.	197,131	27,381,496
IHS Markit Ltd.	653,393	43,973,349
Nielsen Holdings plc	585,745	8,628,024
Republic Services, Inc.	342,141	26,803,326
Robert Half International, Inc.	189,226	8,944,713
Rollins, Inc.	230,908	9,236,320
Verisk Analytics, Inc.	267,660	40,906,478
Waste Management, Inc.	636,669	63,679,633
		286,765,464

Consumer Durables & Apparel 1.0%
Capri Holdings Ltd. *	246,825	3,764,081
D.R. Horton, Inc.	543,828	25,679,558
Garmin Ltd.	236,475	19,192,311
Hanesbrands, Inc.	596,812	5,932,311
Hasbro, Inc.	207,951	15,016,142
Leggett & Platt, Inc.	210,984	7,411,868
Lennar Corp., Class A	456,577	22,860,811
Mohawk Industries, Inc. *	97,293	8,534,542
Newell Brands, Inc.	619,837	8,603,338
NIKE, Inc., Class B	2,031,695	177,123,170
NVR, Inc. *	5,667	17,567,700
PulteGroup, Inc.	416,214	11,766,370
PVH Corp.	121,235	5,968,399
Ralph Lauren Corp.	81,712	6,028,711
Tapestry, Inc.	455,623	6,779,670
Under Armour, Inc., Class A *	309,404	3,223,990
Under Armour, Inc., Class C *	313,942	2,910,242

1
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VF Corp.	534,988	31,082,803
Whirlpool Corp.	102,411	11,443,405
		390,889,422

Consumer Services 1.6%
Carnival Corp. (a)	757,032	12,036,809
Chipotle Mexican Grill, Inc. *	41,841	36,759,410
Darden Restaurants, Inc.	212,744	15,698,380
H&R Block, Inc.	320,597	5,337,940
Hilton Worldwide Holdings, Inc.	459,480	34,787,231
Las Vegas Sands Corp.	550,347	26,427,663
Marriott International, Inc., Class A	443,219	40,306,336
McDonald's Corp.	1,228,366	230,392,327
MGM Resorts International	844,983	14,221,064
Norwegian Cruise Line Holdings Ltd. *	347,032	5,691,325
Royal Caribbean Cruises Ltd.	281,735	13,176,746
Starbucks Corp.	1,926,067	147,787,121
Wynn Resorts Ltd.	158,551	13,560,867
Yum! Brands, Inc.	492,831	42,595,383
		638,778,602

Diversified Financials 4.6%
American Express Co.	1,094,373	99,861,536
Ameriprise Financial, Inc.	207,355	23,833,384
Berkshire Hathaway, Inc., Class B *	3,191,235	597,909,790
BlackRock, Inc.	192,332	96,558,357
Capital One Financial Corp.	760,485	49,249,009
Cboe Global Markets, Inc.	181,338	18,021,370
CME Group, Inc.	584,662	104,192,615
Discover Financial Services	508,378	21,845,003
E*TRADE Financial Corp.	366,917	14,900,499
Franklin Resources, Inc.	458,018	8,629,059
Intercontinental Exchange, Inc.	908,472	81,262,820
Invesco Ltd.	611,421	5,270,449
MarketAxess Holdings, Inc.	62,050	28,233,371
Moody's Corp.	264,905	64,610,329
Morgan Stanley	1,899,091	74,881,158
MSCI, Inc.	138,229	45,200,883
Nasdaq, Inc.	187,413	20,553,584
Northern Trust Corp.	346,294	27,412,633
Raymond James Financial, Inc.	202,329	13,337,528
S&P Global, Inc.	398,789	116,797,322
State Street Corp.	593,173	37,393,626
Synchrony Financial	924,435	18,294,569
T. Rowe Price Group, Inc.	381,843	44,152,506
The Bank of New York Mellon Corp.	1,369,777	51,421,429
The Charles Schwab Corp. (b)	1,854,756	69,961,396
The Goldman Sachs Group, Inc.	519,724	95,327,776
		1,829,112,001

Energy 3.0%
Apache Corp.	620,623	8,117,749
Baker Hughes Co.	1,065,272	14,860,544
Cabot Oil & Gas Corp.	665,522	14,388,586
Chevron Corp.	3,084,654	283,788,168
Concho Resources, Inc.	326,934	18,543,696
ConocoPhillips	1,789,426	75,334,835
Devon Energy Corp.	636,532	7,937,554
Diamondback Energy, Inc.	265,740	11,570,320
EOG Resources, Inc.	950,121	45,140,249
Exxon Mobil Corp.	6,901,911	320,731,804
Halliburton Co.	1,440,677	15,127,108
Helmerich & Payne, Inc.	178,261	3,524,220
Hess Corp.	424,262	20,636,104
HollyFrontier Corp.	240,558	7,948,036
Security	Number of Shares	Value ($)
Kinder Morgan, Inc.	3,179,083	48,417,434
Marathon Oil Corp.	1,300,665	7,960,070
Marathon Petroleum Corp.	1,056,751	33,900,572
National Oilwell Varco, Inc.	629,693	7,959,320
Noble Energy, Inc.	778,818	7,640,205
Occidental Petroleum Corp.	1,449,527	24,062,148
ONEOK, Inc.	675,958	20,231,423
Phillips 66	724,552	53,015,470
Pioneer Natural Resources Co.	269,614	24,079,226
Schlumberger Ltd.	2,260,993	38,029,902
TechnipFMC plc	669,754	5,967,508
The Williams Cos., Inc.	1,974,768	38,251,256
Valero Energy Corp.	668,726	42,363,792
		1,199,527,299

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	720,496	218,310,288
Sysco Corp.	832,939	46,869,477
The Kroger Co.	1,308,493	41,361,464
Walgreens Boots Alliance, Inc.	1,223,530	52,966,614
Walmart, Inc.	2,313,954	281,261,109
		640,768,952

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	3,046,725	119,583,956
Archer-Daniels-Midland Co.	909,707	33,786,518
Brown-Forman Corp., Class B	297,591	18,510,160
Campbell Soup Co.	275,083	13,748,648
ConAgra Brands, Inc.	796,601	26,638,337
Constellation Brands, Inc., Class A	272,910	44,945,548
General Mills, Inc.	985,991	59,051,001
Hormel Foods Corp.	454,308	21,284,330
Kellogg Co.	406,037	26,595,423
Lamb Weston Holdings, Inc.	236,294	14,499,000
McCormick & Co., Inc. - Non Voting Shares	202,206	31,713,989
Molson Coors Beverage Co., Class B	306,615	12,574,281
Mondelez International, Inc., Class A	2,348,199	120,791,357
Monster Beverage Corp. *	622,470	38,474,871
PepsiCo, Inc.	2,274,757	300,927,604
Philip Morris International, Inc.	2,538,120	189,343,752
The Coca-Cola Co.	6,290,113	288,653,286
The Hershey Co.	242,064	32,056,536
The JM Smucker Co.	186,369	21,415,662
The Kraft Heinz Co.	1,014,259	30,762,475
Tyson Foods, Inc., Class A	482,826	30,026,949
		1,475,383,683

Health Care Equipment & Services 6.8%
Abbott Laboratories	2,883,266	265,519,966
ABIOMED, Inc. *	73,867	14,127,064
Align Technology, Inc. *	116,920	25,120,262
AmerisourceBergen Corp.	244,517	21,923,394
Anthem, Inc.	413,601	116,110,209
Baxter International, Inc.	832,795	73,935,540
Becton, Dickinson & Co.	441,182	111,411,690
Boston Scientific Corp. *	2,272,980	85,191,290
Cardinal Health, Inc.	476,811	23,592,608
Centene Corp. *	952,311	63,404,866
Cerner Corp.	512,971	35,595,058
Cigna Corp. *	609,023	119,234,523
CVS Health Corp.	2,122,107	130,615,686
Danaher Corp.	1,042,930	170,477,338
DaVita, Inc. *	145,064	11,461,507
DENTSPLY SIRONA, Inc.	365,162	15,497,475

2
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Edwards Lifesciences Corp. *	340,168	73,986,540
HCA Healthcare, Inc.	431,402	47,402,452
Henry Schein, Inc. *	239,191	13,050,261
Hologic, Inc. *	435,447	21,815,895
Humana, Inc.	216,020	82,480,756
IDEXX Laboratories, Inc. *	139,889	38,833,186
Intuitive Surgical, Inc. *	188,508	96,304,967
Laboratory Corp. of America Holdings *	158,913	26,133,243
McKesson Corp.	264,156	37,312,035
Medtronic plc	2,186,624	213,480,101
Quest Diagnostics, Inc.	221,067	24,341,687
ResMed, Inc.	234,989	36,498,491
Steris plc	138,523	19,739,528
Stryker Corp.	525,142	97,902,223
Teleflex, Inc.	75,334	25,267,024
The Cooper Cos., Inc.	81,001	23,222,987
UnitedHealth Group, Inc.	1,545,579	452,035,490
Universal Health Services, Inc., Class B	130,287	13,770,033
Varian Medical Systems, Inc. *	148,571	16,993,551
Zimmer Biomet Holdings, Inc.	335,228	40,126,792
		2,683,915,718

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	398,539	27,893,745
Colgate-Palmolive Co.	1,397,722	98,217,925
Coty, Inc., Class A	491,994	2,681,367
Kimberly-Clark Corp.	559,093	77,423,199
The Clorox Co.	205,082	38,235,488
The Estee Lauder Cos., Inc., Class A	362,939	64,022,439
The Procter & Gamble Co.	4,068,622	479,568,475
		788,042,638

Insurance 1.9%
Aflac, Inc.	1,195,806	44,531,815
American International Group, Inc.	1,421,216	36,141,523
Aon plc	380,458	65,693,683
Arthur J. Gallagher & Co.	304,350	23,891,475
Assurant, Inc.	98,829	10,499,593
Chubb Ltd.	739,363	79,858,598
Cincinnati Financial Corp.	246,423	16,214,633
Everest Re Group Ltd.	66,150	11,452,550
Globe Life, Inc.	163,226	13,440,029
Lincoln National Corp.	324,340	11,504,340
Loews Corp.	417,981	14,487,221
Marsh & McLennan Cos., Inc.	823,403	80,141,814
MetLife, Inc.	1,276,211	46,045,693
Principal Financial Group, Inc.	417,189	15,189,851
Prudential Financial, Inc.	656,366	40,937,547
The Allstate Corp.	528,346	53,743,355
The Hartford Financial Services Group, Inc.	587,109	22,304,271
The Progressive Corp.	953,688	73,720,082
The Travelers Cos., Inc.	421,670	42,677,221
Unum Group	338,306	5,903,440
W.R. Berkley Corp.	235,455	12,714,570
Willis Towers Watson plc	209,965	37,434,660
		758,527,964

Materials 2.5%
Air Products & Chemicals, Inc.	359,519	81,100,296
Albemarle Corp.	173,263	10,643,546
Amcor plc *	2,652,445	23,792,431
Avery Dennison Corp.	136,120	15,026,287
Ball Corp.	534,529	35,059,757
Celanese Corp.	197,368	16,395,360
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	358,126	9,848,465
Corteva, Inc. *	1,224,215	32,062,191
Dow, Inc. *	1,210,877	44,427,077
DuPont de Nemours, Inc.	1,207,787	56,790,145
Eastman Chemical Co.	221,261	13,388,503
Ecolab, Inc.	409,080	79,156,980
FMC Corp.	212,452	19,524,339
Freeport-McMoRan, Inc.	2,358,182	20,822,747
International Flavors & Fragrances, Inc.	173,761	22,767,904
International Paper Co.	640,460	21,935,755
Linde plc	876,280	161,226,757
LyondellBasell Industries N.V., Class A	417,773	24,209,945
Martin Marietta Materials, Inc.	101,418	19,292,746
Newmont Corp.	1,337,791	79,571,809
Nucor Corp.	495,393	20,405,238
Packaging Corp. of America	154,327	14,915,704
PPG Industries, Inc.	386,019	35,062,106
Sealed Air Corp.	249,219	7,125,171
The Mosaic Co.	561,868	6,467,101
The Sherwin-Williams Co.	134,010	71,878,944
Vulcan Materials Co.	215,194	24,310,466
WestRock Co.	416,857	13,418,627
		980,626,397

Media & Entertainment 8.7%
Activision Blizzard, Inc.	1,253,234	79,868,603
Alphabet, Inc., Class A *	488,787	658,249,453
Alphabet, Inc., Class C *	487,582	657,582,340
Charter Communications, Inc., Class A *	255,765	126,662,501
Comcast Corp., Class A	7,405,188	278,657,225
Discovery, Inc., Class A *	259,079	5,808,551
Discovery, Inc., Class C *	546,161	11,147,146
DISH Network Corp., Class A *	418,556	10,470,178
Electronic Arts, Inc. *	476,538	54,449,232
Facebook, Inc., Class A *	3,925,599	803,609,371
Fox Corp., Class A	576,509	14,914,288
Fox Corp., Class B	265,894	6,796,251
Live Nation Entertainment, Inc. *	230,721	10,352,451
Netflix, Inc. *	714,877	300,141,109
News Corp., Class A	643,032	6,372,447
News Corp., Class B	189,200	1,933,624
Omnicom Group, Inc.	355,338	20,264,926
Take-Two Interactive Software, Inc. *	183,824	22,251,895
The Interpublic Group of Cos., Inc.	629,278	10,685,140
The Walt Disney Co.	2,939,939	317,954,403
Twitter, Inc. *	1,268,455	36,379,289
ViacomCBS, Inc., Class B	886,356	15,298,505
		3,449,848,928

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,412,067	198,271,907
Agilent Technologies, Inc.	505,400	38,743,964
Alexion Pharmaceuticals, Inc. *	361,821	38,884,903
Allergan plc	535,558	100,331,436
Amgen, Inc.	969,291	231,873,793
Biogen, Inc. *	294,305	87,358,553
Bristol-Myers Squibb Co.	3,823,997	232,537,258
Eli Lilly & Co.	1,378,521	213,174,487
Gilead Sciences, Inc.	2,063,834	173,362,056
Illumina, Inc. *	239,793	76,501,161
Incyte Corp. *	291,897	28,506,661
IQVIA Holdings, Inc. *	294,335	41,969,228
Johnson & Johnson	4,293,810	644,243,252
Merck & Co., Inc.	4,153,630	329,549,004
Mettler-Toledo International, Inc. *	39,612	28,518,263
Mylan N.V. *	836,009	14,019,871

3
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	179,577	16,257,106
Perrigo Co., plc	221,431	11,802,272
Pfizer, Inc.	9,028,139	346,319,412
Regeneron Pharmaceuticals, Inc. *	130,303	68,523,742
Thermo Fisher Scientific, Inc.	654,220	218,954,350
Vertex Pharmaceuticals, Inc. *	419,356	105,342,227
Waters Corp. *	105,225	19,677,075
Zoetis, Inc.	777,007	100,474,775
		3,365,196,756

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	200,445	31,487,905
American Tower Corp.	722,509	171,957,142
Apartment Investment & Management Co., Class A	244,946	9,227,116
AvalonBay Communities, Inc.	228,298	37,201,159
Boston Properties, Inc.	233,607	22,701,928
CBRE Group, Inc., Class A *	545,989	23,439,308
Crown Castle International Corp.	678,063	108,103,584
Digital Realty Trust, Inc.	428,608	64,072,610
Duke Realty Corp.	599,983	20,819,410
Equinix, Inc.	139,073	93,902,090
Equity Residential	568,389	36,979,388
Essex Property Trust, Inc.	108,184	26,407,714
Extra Space Storage, Inc.	212,331	18,736,087
Federal Realty Investment Trust	115,099	9,584,294
Healthpeak Properties, Inc.	804,418	21,027,487
Host Hotels & Resorts, Inc.	1,176,645	14,484,500
Iron Mountain, Inc.	471,374	11,397,823
Kimco Realty Corp.	686,846	7,493,490
Mid-America Apartment Communities, Inc.	185,694	20,782,873
Prologis, Inc.	1,203,703	107,406,419
Public Storage	245,021	45,439,144
Realty Income Corp.	557,083	30,594,998
Regency Centers Corp.	271,554	11,923,936
SBA Communications Corp.	183,404	53,172,488
Simon Property Group, Inc.	500,177	33,396,818
SL Green Realty Corp.	134,312	7,125,252
UDR, Inc.	477,498	17,891,850
Ventas, Inc.	609,717	19,724,345
Vornado Realty Trust	259,707	11,380,361
Welltower, Inc.	662,313	33,930,295
Weyerhaeuser Co.	1,217,920	26,635,910
		1,148,427,724

Retailing 7.5%
Advance Auto Parts, Inc.	113,660	13,742,631
Amazon.com, Inc. *	679,395	1,680,823,230
AutoZone, Inc. *	38,948	39,739,423
Best Buy Co., Inc.	372,809	28,605,635
Booking Holdings, Inc. *	68,258	101,060,747
CarMax, Inc. *	266,464	19,625,074
Dollar General Corp.	415,093	72,765,803
Dollar Tree, Inc. *	385,526	30,714,856
eBay, Inc.	1,248,992	49,747,351
Expedia Group, Inc.	226,159	16,052,766
Genuine Parts Co.	237,331	18,815,602
Kohl's Corp.	258,121	4,764,914
L Brands, Inc.	384,498	4,571,681
LKQ Corp. *	501,500	13,114,225
Lowe's Cos., Inc.	1,249,732	130,909,427
Nordstrom, Inc.	174,767	3,282,124
O'Reilly Automotive, Inc. *	123,306	47,638,040
Ross Stores, Inc.	588,858	53,798,067
Target Corp.	826,316	90,679,918
Security	Number of Shares	Value ($)
The Gap, Inc.	347,386	2,820,774
The Home Depot, Inc.	1,779,310	391,145,717
The TJX Cos., Inc.	1,976,778	96,960,961
Tiffany & Co.	176,588	22,338,382
Tractor Supply Co.	194,183	19,695,982
Ulta Beauty, Inc. *	92,900	20,244,768
		2,973,658,098

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	1,907,992	99,959,701
Analog Devices, Inc.	600,820	65,849,872
Applied Materials, Inc.	1,507,025	74,869,002
Broadcom, Inc.	647,118	175,770,191
Intel Corp.	7,096,712	425,660,786
KLA Corp.	257,656	42,278,773
Lam Research Corp.	236,693	60,422,989
Maxim Integrated Products, Inc.	440,392	24,212,752
Microchip Technology, Inc.	390,142	34,227,158
Micron Technology, Inc. *	1,805,992	86,488,957
NVIDIA Corp.	998,416	291,817,029
Qorvo, Inc. *	189,143	18,541,688
QUALCOMM, Inc.	1,862,790	146,545,689
Skyworks Solutions, Inc.	277,531	28,829,920
Texas Instruments, Inc.	1,525,342	177,046,446
Xilinx, Inc.	409,486	35,789,076
		1,788,310,029

Software & Services 14.3%
Accenture plc, Class A	1,035,982	191,853,506
Adobe, Inc. *	789,756	279,289,312
Akamai Technologies, Inc. *	264,051	25,800,423
Alliance Data Systems Corp.	67,438	3,376,621
ANSYS, Inc. *	139,952	36,643,632
Autodesk, Inc. *	358,893	67,159,647
Automatic Data Processing, Inc.	705,684	103,516,786
Broadridge Financial Solutions, Inc.	187,888	21,795,008
Cadence Design Systems, Inc. *	457,414	37,109,998
Citrix Systems, Inc.	187,081	27,128,616
Cognizant Technology Solutions Corp., Class A	893,574	51,845,163
DXC Technology Co.	421,277	7,637,752
Fidelity National Information Services, Inc.	1,002,565	132,228,298
Fiserv, Inc. *	931,496	95,999,978
FleetCor Technologies, Inc. *	141,567	34,153,039
Fortinet, Inc. *	231,089	24,897,529
Gartner, Inc. *	146,659	17,424,556
Global Payments, Inc.	490,195	81,382,174
International Business Machines Corp.	1,444,587	181,382,344
Intuit, Inc.	424,675	114,581,562
Jack Henry & Associates, Inc.	126,074	20,619,403
Leidos Holdings, Inc.	216,743	21,416,376
Mastercard, Inc., Class A	1,448,285	398,234,926
Microsoft Corp.	12,445,588	2,230,373,825
NortonLifeLock, Inc.	935,288	19,893,576
Oracle Corp.	3,534,562	187,225,749
Paychex, Inc.	518,819	35,549,478
Paycom Software, Inc. *	79,706	20,804,860
PayPal Holdings, Inc. *	1,915,400	235,594,200
salesforce.com, Inc. *	1,446,992	234,340,354
ServiceNow, Inc. *	307,629	108,143,898
Synopsys, Inc. *	244,706	38,448,207
The Western Union Co.	683,505	13,034,440

4
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VeriSign, Inc. *	168,881	35,378,881
Visa, Inc., Class A	2,792,753	499,120,816
		5,633,384,933

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	484,384	42,751,732
Apple, Inc.	6,813,724	2,001,872,111
Arista Networks, Inc. *	89,007	19,519,235
CDW Corp.	233,335	25,853,518
Cisco Systems, Inc.	6,920,506	293,291,044
Corning, Inc.	1,259,633	27,724,522
F5 Networks, Inc. *	98,382	13,700,677
FLIR Systems, Inc.	217,819	9,453,345
Hewlett Packard Enterprise Co.	2,099,302	21,118,978
HP, Inc.	2,418,760	37,514,968
IPG Photonics Corp. *	57,655	7,456,521
Juniper Networks, Inc.	541,089	11,687,522
Keysight Technologies, Inc. *	306,848	29,693,681
Motorola Solutions, Inc.	279,995	40,266,080
NetApp, Inc.	372,140	16,288,568
Seagate Technology plc	377,320	18,847,134
TE Connectivity Ltd.	545,277	40,056,049
Western Digital Corp.	482,606	22,238,485
Xerox Holdings Corp.	306,775	5,610,915
Zebra Technologies Corp., Class A *	88,049	20,221,333
		2,705,166,418

Telecommunication Services 2.1%
AT&T, Inc.	11,916,987	363,110,594
CenturyLink, Inc.	1,599,296	16,984,523
T-Mobile US, Inc. *	621,274	54,547,857
Verizon Communications, Inc.	6,747,633	387,651,516
		822,294,490

Transportation 1.7%
Alaska Air Group, Inc.	201,431	6,550,536
American Airlines Group, Inc. (a)	635,237	7,629,196
C.H. Robinson Worldwide, Inc.	220,178	15,610,620
CSX Corp.	1,268,312	84,000,304
Delta Air Lines, Inc.	937,146	24,281,453
Expeditors International of Washington, Inc.	279,311	20,000,064
FedEx Corp.	391,352	49,611,693
JB Hunt Transport Services, Inc.	139,060	14,061,747
Kansas City Southern	161,415	21,072,728
Norfolk Southern Corp.	425,195	72,750,865
Old Dominion Freight Line, Inc.	156,213	22,696,187
Southwest Airlines Co.	859,351	26,854,719
Union Pacific Corp.	1,132,468	180,957,062
United Airlines Holdings, Inc. *	406,599	12,027,199
United Parcel Service, Inc., Class B	1,143,196	108,214,933
		666,319,306

Utilities 3.3%
Alliant Energy Corp.	391,768	19,020,336
Ameren Corp.	400,084	29,106,111
American Electric Power Co., Inc.	805,844	66,973,695
American Water Works Co., Inc.	294,665	35,857,784
Atmos Energy Corp.	195,401	19,925,040
CenterPoint Energy, Inc.	813,846	13,859,797
CMS Energy Corp.	463,960	26,487,476
Consolidated Edison, Inc.	542,699	42,764,681
Dominion Energy, Inc.	1,342,562	103,551,807
DTE Energy Co.	313,486	32,521,038
Security	Number of Shares	Value ($)
Duke Energy Corp.	1,189,240	100,681,058
Edison International	585,076	34,349,812
Entergy Corp.	324,804	31,022,030
Evergy, Inc.	371,586	21,711,770
Eversource Energy	528,585	42,656,809
Exelon Corp.	1,585,029	58,772,875
FirstEnergy Corp.	881,841	36,393,578
NextEra Energy, Inc.	797,425	184,300,866
NiSource, Inc.	611,153	15,346,052
NRG Energy, Inc.	413,632	13,869,081
Pinnacle West Capital Corp.	182,713	14,067,074
PPL Corp.	1,249,840	31,770,933
Public Service Enterprise Group, Inc.	824,684	41,819,726
Sempra Energy	459,716	56,935,827
The AES Corp.	1,086,961	14,402,233
The Southern Co.	1,710,478	97,035,417
WEC Energy Group, Inc.	515,532	46,681,423
Xcel Energy, Inc.	855,244	54,359,309
		1,286,243,638
Total Common Stock
(Cost $20,924,727,266)		39,395,334,513

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	18,372,404	18,372,404
Total Other Investment Company
(Cost $18,372,404)		18,372,404
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
JPMorgan Chase Bank
0.01%, 05/01/20 (d)	97,854,573	97,854,573
Total Short-Term Investment
(Cost $97,854,573)		97,854,573

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	1,000	145,120,000	5,454,978
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,020,765.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

5
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.8%
Aptiv plc	82,121	5,711,516
Autoliv, Inc.	24,902	1,494,618
BorgWarner, Inc.	67,247	1,921,247
Ford Motor Co.	1,259,275	6,409,710
General Motors Co.	405,822	9,045,772
Gentex Corp.	82,276	1,994,370
Harley-Davidson, Inc.	50,095	1,093,574
Lear Corp.	17,956	1,753,403
Tesla, Inc. *	46,023	35,984,463
Thor Industries, Inc.	17,859	1,182,266
		66,590,939

Banks 4.0%
Bank of America Corp.	2,617,747	62,956,815
Bank of Hawaii Corp.	13,298	906,658
Bank OZK	39,106	884,578
BOK Financial Corp.	10,599	548,922
CIT Group, Inc.	30,989	588,171
Citigroup, Inc.	705,058	34,237,616
Citizens Financial Group, Inc.	139,631	3,126,338
Comerica, Inc.	46,803	1,631,553
Commerce Bancshares, Inc.	33,782	2,067,121
Community Bank System, Inc.	17,025	1,063,892
Cullen/Frost Bankers, Inc.	18,693	1,343,279
East West Bancorp, Inc.	47,207	1,655,549
Essent Group Ltd.	31,871	870,716
F.N.B. Corp.	104,231	843,229
Fifth Third Bancorp	230,124	4,301,018
First Citizens BancShares, Inc., Class A	2,650	1,012,300
First Financial Bankshares, Inc.	43,775	1,219,134
First Hawaiian, Inc.	40,838	718,340
First Horizon National Corp.	101,562	922,183
First Republic Bank	54,630	5,697,363
Glacier Bancorp, Inc.	28,293	1,077,397
Hancock Whitney Corp.	28,796	602,124
Huntington Bancshares, Inc.	333,468	3,081,244
IBERIABANK Corp.	17,273	716,139
JPMorgan Chase & Co.	1,014,466	97,145,264
KeyCorp	318,669	3,712,494
M&T Bank Corp.	42,801	4,797,136
MGIC Investment Corp.	114,636	837,989
New York Community Bancorp, Inc.	152,031	1,651,057
PacWest Bancorp	36,059	729,834
People's United Financial, Inc.	141,804	1,799,493
Pinnacle Financial Partners, Inc.	23,394	941,609
Popular, Inc.	28,721	1,108,343
Prosperity Bancshares, Inc.	30,675	1,838,353
Radian Group, Inc.	64,953	972,996
Regions Financial Corp.	309,917	3,331,608
Signature Bank	17,523	1,878,115
Sterling Bancorp	67,030	826,480
SVB Financial Group *	16,613	3,209,133
Synovus Financial Corp.	44,975	944,925
TCF Financial Corp.	50,299	1,493,377
TFS Financial Corp.	16,400	223,860
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	141,856	15,131,780
Truist Financial Corp.	434,131	16,201,769
U.S. Bancorp	459,041	16,754,996
Umpqua Holdings Corp.	68,724	860,768
United Bankshares, Inc.	32,508	973,940
Valley National Bancorp	129,609	1,083,531
Webster Financial Corp.	29,638	837,274
Wells Fargo & Co.	1,244,508	36,152,957
Western Alliance Bancorp	31,119	1,116,550
Wintrust Financial Corp.	18,766	786,295
Zions Bancorp NA	54,348	1,717,940
		351,131,545

Capital Goods 5.7%
3M Co.	185,938	28,247,701
A.O. Smith Corp.	44,606	1,890,402
Acuity Brands, Inc.	12,915	1,118,310
AECOM *	51,009	1,849,586
Aerojet Rocketdyne Holdings, Inc. *	23,718	975,759
AGCO Corp.	20,635	1,090,353
Air Lease Corp.	34,403	899,638
Allegion plc	29,917	3,007,855
Allison Transmission Holdings, Inc.	39,003	1,417,369
AMETEK, Inc.	74,052	6,210,741
Armstrong World Industries, Inc.	15,891	1,224,878
Axon Enterprise, Inc. *	19,441	1,413,555
BWX Technologies, Inc.	30,965	1,643,003
Carlisle Cos., Inc.	18,258	2,208,488
Carrier Global Corp. *	262,970	4,657,199
Caterpillar, Inc.	178,709	20,798,153
Colfax Corp. *	27,390	706,388
Crane Co.	16,966	923,799
Cummins, Inc.	49,507	8,094,395
Curtiss-Wright Corp.	13,939	1,444,777
Deere & Co.	101,698	14,752,312
Donaldson Co., Inc.	41,442	1,816,403
Dover Corp.	46,731	4,376,358
Eaton Corp. plc	133,868	11,177,978
EMCOR Group, Inc.	17,522	1,113,173
Emerson Electric Co.	197,231	11,248,084
Fastenal Co.	184,841	6,694,941
Flowserve Corp.	42,712	1,203,197
Fortive Corp.	95,882	6,136,448
Fortune Brands Home & Security, Inc.	44,975	2,167,795
Gates Industrial Corp. plc *	14,417	123,842
Generac Holdings, Inc. *	20,272	1,975,304
General Dynamics Corp.	75,905	9,914,711
General Electric Co.	2,820,874	19,181,943
Graco, Inc.	54,355	2,427,494
HD Supply Holdings, Inc. *	53,746	1,595,181
HEICO Corp.	13,213	1,157,459
HEICO Corp., Class A	23,513	1,700,695
Hexcel Corp.	27,546	952,816
Honeywell International, Inc.	231,026	32,782,589
Howmet Aerospace, Inc.	126,324	1,651,055
Hubbell, Inc.	17,791	2,213,734
Huntington Ingalls Industries, Inc.	13,131	2,513,405
IDEX Corp.	24,474	3,759,941
Illinois Tool Works, Inc.	94,517	15,359,012

6
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ingersoll Rand, Inc. *	112,096	3,259,752
ITT, Inc.	28,474	1,501,149
Jacobs Engineering Group, Inc.	43,441	3,594,743
Johnson Controls International plc	249,570	7,264,983
L3Harris Technologies, Inc.	71,608	13,870,470
Lennox International, Inc.	11,321	2,113,404
Lincoln Electric Holdings, Inc.	19,595	1,577,593
Lockheed Martin Corp.	80,251	31,222,454
Masco Corp.	91,490	3,754,750
MasTec, Inc. *	19,962	716,636
Mercury Systems, Inc. *	18,189	1,621,731
Nordson Corp.	16,419	2,641,981
Northrop Grumman Corp.	50,627	16,740,830
nVent Electric plc	50,997	951,094
Oshkosh Corp.	21,835	1,474,518
Otis Worldwide Corp. *	131,485	6,693,901
Owens Corning	35,571	1,542,359
PACCAR, Inc.	111,778	7,738,391
Parker-Hannifin Corp.	41,629	6,582,377
Parsons Corp. *	6,208	232,179
Pentair plc	54,247	1,876,404
Quanta Services, Inc.	45,762	1,663,906
Raytheon Technologies Corp.	473,685	30,699,525
RBC Bearings, Inc. *	7,888	999,252
Rexnord Corp.	39,894	1,087,909
Rockwell Automation, Inc.	37,252	7,058,509
Roper Technologies, Inc.	33,678	11,485,208
Sensata Technologies Holding plc *	50,484	1,836,608
SiteOne Landscape Supply, Inc. *	13,568	1,202,532
Snap-on, Inc.	17,722	2,308,999
Spirit AeroSystems Holdings, Inc., Class A	34,044	754,415
Stanley Black & Decker, Inc.	49,299	5,432,750
Teledyne Technologies, Inc. *	11,741	3,823,691
Textron, Inc.	73,951	1,949,348
The Boeing Co.	172,857	24,376,294
The Middleby Corp. *	18,512	1,029,823
The Timken Co.	21,912	823,453
The Toro Co.	34,176	2,180,771
Trane Technologies plc	77,513	6,776,186
TransDigm Group, Inc.	16,079	5,837,963
Trex Co., Inc. *	19,003	1,809,466
United Rentals, Inc. *	23,943	3,076,676
Univar Solutions, Inc. *	45,298	657,727
W.W. Grainger, Inc.	14,025	3,865,010
WABCO Holdings, Inc. *	16,745	2,250,193
Watsco, Inc.	10,446	1,681,702
Westinghouse Air Brake Technologies Corp.	59,145	3,336,961
Woodward, Inc.	18,262	1,105,947
Xylem, Inc.	58,130	4,179,547
		498,080,289

Commercial & Professional Services 0.9%
ADT, Inc.	37,530	215,047
ASGN, Inc. *	17,301	803,631
Cintas Corp.	26,965	5,981,646
Clean Harbors, Inc. *	16,822	898,799
Copart, Inc. *	66,391	5,318,583
CoStar Group, Inc. *	11,846	7,679,288
Equifax, Inc.	39,261	5,453,353
FTI Consulting, Inc. *	12,337	1,571,240
IAA, Inc. *	43,350	1,673,310
IHS Markit Ltd.	129,735	8,731,166
ManpowerGroup, Inc.	19,409	1,440,924
MSA Safety, Inc.	11,702	1,316,826
Nielsen Holdings plc	116,401	1,714,587
Republic Services, Inc.	68,296	5,350,309
Security	Number of Shares	Value ($)
Robert Half International, Inc.	38,499	1,819,848
Rollins, Inc.	45,156	1,806,240
Stericycle, Inc. *	29,270	1,428,376
Tetra Tech, Inc.	17,908	1,348,114
The Brink's Co.	16,117	823,901
TransUnion	60,942	4,801,620
TriNet Group, Inc. *	14,413	705,805
Verisk Analytics, Inc.	53,015	8,102,282
Waste Management, Inc.	125,977	12,600,220
		81,585,115

Consumer Durables & Apparel 1.1%
Brunswick Corp.	26,818	1,279,755
Capri Holdings Ltd. *	49,491	754,738
Carter's, Inc.	14,569	1,139,296
Columbia Sportswear Co.	9,291	677,221
D.R. Horton, Inc.	108,466	5,121,764
Deckers Outdoor Corp. *	8,880	1,320,989
Garmin Ltd.	46,642	3,785,465
Hanesbrands, Inc.	117,119	1,164,163
Hasbro, Inc.	40,840	2,949,056
Helen of Troy Ltd. *	8,237	1,353,174
Leggett & Platt, Inc.	42,745	1,501,632
Lennar Corp., Class A	90,746	4,543,652
lululemon Athletica, Inc. *	38,796	8,670,130
Mattel, Inc. *	112,498	980,983
Mohawk Industries, Inc. *	19,414	1,702,996
Newell Brands, Inc.	122,502	1,700,328
NIKE, Inc., Class B	402,995	35,133,104
NVR, Inc. *	1,119	3,468,900
Polaris, Inc.	18,593	1,318,801
PulteGroup, Inc.	82,395	2,329,307
PVH Corp.	24,313	1,196,929
Ralph Lauren Corp.	16,342	1,205,713
Skechers U.S.A., Inc., Class A *	43,312	1,220,532
Tapestry, Inc.	87,656	1,304,321
Tempur Sealy International, Inc. *	14,870	799,262
Toll Brothers, Inc.	39,542	949,799
Under Armour, Inc., Class A *	61,604	641,914
Under Armour, Inc., Class C *	64,030	593,558
VF Corp.	105,886	6,151,977
Whirlpool Corp.	20,390	2,278,379
		97,237,838

Consumer Services 1.8%
Aramark	79,890	2,181,796
Bright Horizons Family Solutions, Inc. *	18,843	2,194,267
Caesars Entertainment Corp. *	176,387	1,703,898
Carnival Corp. (a)	151,004	2,400,964
Chegg, Inc. *	37,671	1,610,435
Chipotle Mexican Grill, Inc. *	8,284	7,277,908
Choice Hotels International, Inc.	10,274	771,064
Churchill Downs, Inc.	11,501	1,152,630
Cracker Barrel Old Country Store, Inc.	7,673	747,350
Darden Restaurants, Inc.	42,179	3,112,388
Domino's Pizza, Inc.	12,493	4,521,591
Dunkin' Brands Group, Inc.	26,962	1,694,292
Eldorado Resorts, Inc. *(a)	21,730	465,891
frontdoor, Inc. *	27,789	1,075,712
Grand Canyon Education, Inc. *	15,490	1,332,450
H&R Block, Inc.	63,615	1,059,190
Hilton Worldwide Holdings, Inc.	91,158	6,901,572
Las Vegas Sands Corp.	109,478	5,257,134
Marriott International, Inc., Class A	87,768	7,981,622
Marriott Vacations Worldwide Corp.	12,134	1,007,122
McDonald's Corp.	243,557	45,681,551

7
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MGM Resorts International	163,996	2,760,053
Norwegian Cruise Line Holdings Ltd. *	69,704	1,143,146
Planet Fitness, Inc., Class A *	26,318	1,587,765
Royal Caribbean Cruises Ltd.	54,589	2,553,128
Service Corp. International	59,583	2,189,079
ServiceMaster Global Holdings, Inc. *	44,010	1,498,541
Starbucks Corp.	381,873	29,301,115
Texas Roadhouse, Inc.	21,380	1,006,784
The Wendy's Co.	59,310	1,177,897
Vail Resorts, Inc.	13,207	2,258,397
Wyndham Destinations, Inc.	28,874	738,308
Wyndham Hotels & Resorts, Inc.	31,459	1,186,319
Wynn Resorts Ltd.	31,320	2,678,800
Yum! Brands, Inc.	97,568	8,432,802
		158,642,961

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	15,979	1,117,891
AGNC Investment Corp.	177,352	2,202,712
Ally Financial, Inc.	124,229	2,036,113
American Express Co.	216,495	19,755,169
Ameriprise Financial, Inc.	41,031	4,716,103
Annaly Capital Management, Inc.	455,120	2,844,500
Berkshire Hathaway, Inc., Class B *	632,855	118,571,713
BlackRock, Inc.	38,190	19,172,908
Blackstone Mortgage Trust, Inc., Class A	43,732	1,029,014
Capital One Financial Corp.	150,744	9,762,181
Cboe Global Markets, Inc.	35,791	3,556,910
Chimera Investment Corp.	60,364	469,028
CME Group, Inc.	115,933	20,660,420
Credit Acceptance Corp. *	4,468	1,392,095
Discover Financial Services	100,958	4,338,165
E*TRADE Financial Corp.	71,895	2,919,656
Eaton Vance Corp.	36,812	1,351,000
Equitable Holdings, Inc.	135,473	2,481,865
FactSet Research Systems, Inc.	12,229	3,362,975
Franklin Resources, Inc.	91,259	1,719,320
Interactive Brokers Group, Inc., Class A	25,103	1,029,223
Intercontinental Exchange, Inc.	179,979	16,099,122
Invesco Ltd.	117,151	1,009,842
Janus Henderson Group plc	50,217	898,884
Jefferies Financial Group, Inc.	78,358	1,075,072
Lazard Ltd., Class A	37,301	1,025,777
LendingTree, Inc. *	2,535	632,153
LPL Financial Holdings, Inc.	26,058	1,569,213
MarketAxess Holdings, Inc.	12,290	5,592,073
Moody's Corp.	52,605	12,830,359
Morgan Stanley	375,859	14,820,120
Morningstar, Inc.	6,799	1,060,372
MSCI, Inc.	27,321	8,933,967
Nasdaq, Inc.	37,080	4,066,564
New Residential Investment Corp.	135,696	826,389
Northern Trust Corp.	68,768	5,443,675
OneMain Holdings, Inc.	25,087	607,356
Raymond James Financial, Inc.	40,275	2,654,928
S&P Global, Inc.	79,075	23,159,486
Santander Consumer USA Holdings, Inc.	32,119	500,735
SEI Investments Co.	41,140	2,096,494
Starwood Property Trust, Inc.	91,804	1,187,944
State Street Corp.	117,349	7,397,681
Stifel Financial Corp.	22,626	1,001,879
Synchrony Financial	179,218	3,546,724
T. Rowe Price Group, Inc.	75,664	8,749,028
TD Ameritrade Holding Corp.	85,217	3,346,472
The Bank of New York Mellon Corp.	271,759	10,201,833
The Blackstone Group, Inc., Class A	213,446	11,150,419
The Charles Schwab Corp. (b)	367,225	13,851,727
Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	103,197	18,928,394
Two Harbors Investment Corp.	90,007	411,332
Voya Financial, Inc.	44,056	1,990,009
		411,154,984

Energy 2.8%
Apache Corp.	123,159	1,610,920
Baker Hughes Co.	208,352	2,906,510
Cabot Oil & Gas Corp.	132,013	2,854,121
Cheniere Energy, Inc. *	75,611	3,530,278
Chevron Corp.	611,558	56,263,336
Cimarex Energy Co.	33,916	862,145
Concho Resources, Inc.	64,239	3,643,636
ConocoPhillips	354,762	14,935,480
Continental Resources, Inc. (a)	28,913	473,884
CVR Energy, Inc.	8,884	211,883
Devon Energy Corp.	125,690	1,567,354
Diamondback Energy, Inc.	52,652	2,292,468
EOG Resources, Inc.	187,482	8,907,270
Exxon Mobil Corp.	1,368,235	63,581,881
Halliburton Co.	281,546	2,956,233
Helmerich & Payne, Inc.	35,325	698,375
Hess Corp.	83,216	4,047,626
HollyFrontier Corp.	48,973	1,618,068
Kinder Morgan, Inc.	630,117	9,596,682
Marathon Oil Corp.	263,355	1,611,733
Marathon Petroleum Corp.	209,499	6,720,728
Murphy Oil Corp.	48,838	579,219
National Oilwell Varco, Inc.	125,680	1,588,595
Noble Energy, Inc.	157,372	1,543,819
Occidental Petroleum Corp.	287,953	4,780,020
ONEOK, Inc.	133,235	3,987,724
Parsley Energy, Inc., Class A	102,129	965,119
PBF Energy, Inc., Class A	33,772	385,001
Phillips 66	143,733	10,516,944
Pioneer Natural Resources Co.	53,173	4,748,881
Schlumberger Ltd.	444,249	7,472,268
Targa Resources Corp.	76,159	987,021
TechnipFMC plc	138,686	1,235,692
The Williams Cos., Inc.	392,155	7,596,042
Transocean Ltd. *(a)	189,158	242,122
Valero Energy Corp.	133,344	8,447,342
WPX Energy, Inc. *	135,647	831,516
		246,797,936

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	11,918	1,804,504
Costco Wholesale Corp.	142,859	43,286,277
Performance Food Group Co. *	42,248	1,239,979
Sysco Corp.	165,235	9,297,773
The Kroger Co.	259,492	8,202,542
U.S. Foods Holding Corp. *	71,413	1,535,380
Walgreens Boots Alliance, Inc.	242,891	10,514,751
Walmart, Inc.	459,001	55,791,572
		131,672,778

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	604,005	23,707,196
Archer-Daniels-Midland Co.	179,292	6,658,905
Beyond Meat, Inc. *	3,426	339,140
Brown-Forman Corp., Class B	58,585	3,643,987
Bunge Ltd.	46,193	1,832,476
Campbell Soup Co.	54,452	2,721,511
ConAgra Brands, Inc.	157,923	5,280,945
Constellation Brands, Inc., Class A	54,135	8,915,493

8
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Darling Ingredients, Inc. *	53,153	1,094,420
Flowers Foods, Inc.	61,687	1,374,386
General Mills, Inc.	195,276	11,695,080
Hormel Foods Corp.	89,652	4,200,196
Ingredion, Inc.	21,697	1,761,796
Kellogg Co.	80,872	5,297,116
Keurig Dr Pepper, Inc.	86,463	2,287,811
Lamb Weston Holdings, Inc.	46,955	2,881,159
Lancaster Colony Corp.	6,287	846,419
McCormick & Co., Inc. - Non Voting Shares	40,056	6,282,383
Molson Coors Beverage Co., Class B	60,395	2,476,799
Mondelez International, Inc., Class A	466,309	23,986,935
Monster Beverage Corp. *	123,409	7,627,910
PepsiCo, Inc.	451,275	59,699,170
Philip Morris International, Inc.	503,419	37,555,058
Pilgrim's Pride Corp. *	16,389	360,558
Post Holdings, Inc. *	21,365	1,962,375
Sanderson Farms, Inc.	6,459	879,328
Seaboard Corp.	74	222,821
The Coca-Cola Co.	1,247,250	57,236,303
The Hershey Co.	47,906	6,344,192
The JM Smucker Co.	37,037	4,255,922
The Kraft Heinz Co.	201,919	6,124,203
Tyson Foods, Inc., Class A	95,746	5,954,444
		305,506,437

Health Care Equipment & Services 6.8%
Abbott Laboratories	571,699	52,647,761
ABIOMED, Inc. *	14,754	2,821,703
Align Technology, Inc. *	23,225	4,989,891
Amedisys, Inc. *	10,375	1,910,660
AmerisourceBergen Corp.	48,475	4,346,269
Anthem, Inc.	81,949	23,005,543
Baxter International, Inc.	164,927	14,642,219
Becton, Dickinson & Co.	87,450	22,083,748
Boston Scientific Corp. *	450,137	16,871,135
Cardinal Health, Inc.	94,802	4,690,803
Centene Corp. *	189,135	12,592,608
Cerner Corp.	101,072	7,013,386
Chemed Corp.	5,164	2,151,167
Cigna Corp. *	120,540	23,599,321
CVS Health Corp.	420,549	25,884,791
Danaher Corp.	206,762	33,797,317
DaVita, Inc. *	29,236	2,309,936
DENTSPLY SIRONA, Inc.	72,174	3,063,065
DexCom, Inc. *	29,431	9,865,271
Edwards Lifesciences Corp. *	67,561	14,694,517
Encompass Health Corp.	31,372	2,078,395
Globus Medical, Inc., Class A *	24,491	1,162,343
Guardant Health, Inc. *	13,228	1,018,027
Haemonetics Corp. *	16,531	1,880,897
HCA Healthcare, Inc.	85,700	9,416,716
HealthEquity, Inc. *	23,292	1,310,641
Henry Schein, Inc. *	47,235	2,577,142
Hill-Rom Holdings, Inc.	21,815	2,453,969
Hologic, Inc. *	86,464	4,331,846
Humana, Inc.	42,859	16,364,423
ICU Medical, Inc. *	6,122	1,342,616
IDEXX Laboratories, Inc. *	27,701	7,689,798
Insulet Corp. *	19,893	3,973,030
Integra LifeSciences Holdings Corp. *	23,608	1,205,188
Intuitive Surgical, Inc. *	37,352	19,082,390
Laboratory Corp. of America Holdings *	31,411	5,165,539
LHC Group, Inc. *	9,771	1,270,132
Masimo Corp. *	15,802	3,380,206
McKesson Corp.	52,374	7,397,827
Security	Number of Shares	Value ($)
Medtronic plc	433,537	42,326,217
Molina Healthcare, Inc. *	20,131	3,300,880
NuVasive, Inc. *	17,048	1,037,882
Penumbra, Inc. *	10,470	1,856,540
Quest Diagnostics, Inc.	43,567	4,797,162
ResMed, Inc.	46,398	7,206,537
Steris plc	27,413	3,906,353
Stryker Corp.	104,029	19,394,126
Tandem Diabetes Care, Inc. *	18,384	1,466,676
Teladoc Health, Inc. *	23,367	3,845,975
Teleflex, Inc.	14,990	5,027,646
Tenet Healthcare Corp. *	34,031	686,746
The Cooper Cos., Inc.	16,068	4,606,696
UnitedHealth Group, Inc.	306,409	89,615,440
Universal Health Services, Inc., Class B	26,003	2,748,257
Varian Medical Systems, Inc. *	29,357	3,357,854
Veeva Systems, Inc., Class A *	42,737	8,154,220
West Pharmaceutical Services, Inc.	23,921	4,527,288
Wright Medical Group N.V. *	40,531	1,180,263
Zimmer Biomet Holdings, Inc.	66,491	7,958,973
		593,083,967

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	79,734	5,580,583
Colgate-Palmolive Co.	277,110	19,472,520
Coty, Inc., Class A	94,864	517,009
Herbalife Nutrition Ltd. *	30,162	1,126,551
Kimberly-Clark Corp.	110,788	15,341,922
The Clorox Co.	40,647	7,578,227
The Estee Lauder Cos., Inc., Class A	72,084	12,715,617
The Procter & Gamble Co.	806,905	95,109,892
		157,442,321

Insurance 2.1%
Aflac, Inc.	237,728	8,852,991
Alleghany Corp.	4,644	2,478,549
American Financial Group, Inc.	24,522	1,624,337
American International Group, Inc.	281,609	7,161,317
Aon plc	75,627	13,058,514
Arch Capital Group Ltd. *	131,345	3,156,220
Arthur J. Gallagher & Co.	60,006	4,710,471
Assurant, Inc.	19,345	2,055,213
Assured Guaranty Ltd.	31,293	930,341
Athene Holding Ltd., Class A *	38,370	1,035,990
Axis Capital Holdings Ltd.	27,148	993,617
Brighthouse Financial, Inc. *	35,517	913,142
Brown & Brown, Inc.	75,247	2,702,120
Chubb Ltd.	146,578	15,831,890
Cincinnati Financial Corp.	49,098	3,230,648
CNA Financial Corp.	8,422	265,967
Erie Indemnity Co., Class A	6,101	1,086,344
Everest Re Group Ltd.	13,158	2,278,045
Fidelity National Financial, Inc.	89,094	2,409,993
First American Financial Corp.	36,466	1,681,812
Globe Life, Inc.	31,956	2,631,257
Kemper Corp.	20,311	1,365,305
Lincoln National Corp.	64,669	2,293,809
Loews Corp.	82,337	2,853,800
Markel Corp. *	4,449	3,852,122
Marsh & McLennan Cos., Inc.	163,250	15,889,123
MetLife, Inc.	253,307	9,139,317
Old Republic International Corp.	92,941	1,482,409
Primerica, Inc.	13,231	1,374,833
Principal Financial Group, Inc.	82,564	3,006,155
Prudential Financial, Inc.	130,052	8,111,343
Reinsurance Group of America, Inc.	19,887	2,081,771

9
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
RenaissanceRe Holdings Ltd.	14,150	2,066,042
RLI Corp.	13,085	952,981
Selective Insurance Group, Inc.	19,709	988,012
The Allstate Corp.	104,596	10,639,505
The Hanover Insurance Group, Inc.	13,008	1,305,743
The Hartford Financial Services Group, Inc.	116,777	4,436,358
The Progressive Corp.	188,917	14,603,284
The Travelers Cos., Inc.	83,666	8,467,836
Unum Group	67,154	1,171,837
W.R. Berkley Corp.	46,613	2,517,102
Willis Towers Watson plc	41,523	7,403,136
		185,090,601

Materials 2.5%
Air Products & Chemicals, Inc.	71,219	16,065,582
Albemarle Corp.	33,885	2,081,556
Alcoa Corp. *	62,234	507,207
Amcor plc *	523,460	4,695,436
AptarGroup, Inc.	20,581	2,203,813
Arconic Corp. *	31,581	275,386
Ashland Global Holdings, Inc.	18,995	1,171,802
Avery Dennison Corp.	26,779	2,956,134
Axalta Coating Systems Ltd. *	67,813	1,338,629
Ball Corp.	105,683	6,931,748
Berry Global Group, Inc. *	41,894	1,666,962
Celanese Corp.	39,497	3,281,016
CF Industries Holdings, Inc.	69,705	1,916,887
Corteva, Inc. *	241,137	6,315,378
Crown Holdings, Inc. *	43,528	2,803,638
Dow, Inc. *	239,996	8,805,453
DuPont de Nemours, Inc.	239,893	11,279,769
Eagle Materials, Inc.	13,619	830,895
Eastman Chemical Co.	43,210	2,614,637
Ecolab, Inc.	81,251	15,722,068
FMC Corp.	42,126	3,871,379
Freeport-McMoRan, Inc.	465,680	4,111,954
Graphic Packaging Holding Co.	95,683	1,277,368
Huntsman Corp.	64,932	1,091,507
International Flavors & Fragrances, Inc.	34,519	4,523,025
International Paper Co.	126,775	4,342,044
Linde plc	173,823	31,981,694
LyondellBasell Industries N.V., Class A	83,015	4,810,719
Martin Marietta Materials, Inc.	20,065	3,816,965
NewMarket Corp.	2,440	1,003,914
Newmont Corp.	265,518	15,793,011
Nucor Corp.	97,772	4,027,229
Packaging Corp. of America	30,480	2,945,892
PPG Industries, Inc.	76,299	6,930,238
Reliance Steel & Aluminum Co.	21,789	1,951,859
Royal Gold, Inc.	20,971	2,569,577
RPM International, Inc.	42,224	2,804,096
Sealed Air Corp.	50,489	1,443,480
Sonoco Products Co.	32,554	1,589,937
Steel Dynamics, Inc.	70,342	1,707,200
The Mosaic Co.	111,322	1,281,316
The Scotts Miracle-Gro Co.	12,694	1,574,437
The Sherwin-Williams Co.	26,529	14,229,360
Valvoline, Inc.	60,071	1,032,620
Vulcan Materials Co.	42,743	4,828,677
W.R. Grace & Co.	18,495	873,519
Westlake Chemical Corp.	11,139	483,990
WestRock Co.	84,068	2,706,149
		223,067,152

Security	Number of Shares	Value ($)
Media & Entertainment 8.4%
Activision Blizzard, Inc.	248,132	15,813,452
Alphabet, Inc., Class A *	96,913	130,512,737
Alphabet, Inc., Class C *	96,657	130,357,430
Altice USA, Inc., Class A *	100,351	2,606,115
Cable One, Inc.	1,624	3,106,485
Charter Communications, Inc., Class A *	50,682	25,099,247
Cinemark Holdings, Inc.	35,543	507,554
Comcast Corp., Class A	1,467,823	55,234,179
Discovery, Inc., Class A *	51,498	1,154,585
Discovery, Inc., Class C *	109,145	2,227,649
DISH Network Corp., Class A *	81,597	2,041,149
Electronic Arts, Inc. *	94,209	10,764,320
Facebook, Inc., Class A *	778,203	159,305,936
Fox Corp., Class A	114,142	2,952,854
Fox Corp., Class B	53,188	1,359,485
IAC/InterActiveCorp *	23,391	5,227,421
Liberty Broadband Corp., Class C *	49,515	6,074,500
Liberty Global plc, Class A *	53,391	1,036,853
Liberty Global plc, Class C *	134,103	2,455,426
Liberty Media Corp. - Liberty Formula One, Class C *	66,446	2,138,897
Liberty Media Corp. - Liberty SiriusXM, Class A *	26,933	907,911
Liberty Media Corp. - Liberty SiriusXM, Class C *	46,198	1,573,966
Live Nation Entertainment, Inc. *	46,235	2,074,564
Madison Square Garden Entertainment Corp. *	5,575	461,053
Madison Square Garden Sports C *	5,575	955,109
Match Group, Inc. *(a)	17,678	1,360,499
Netflix, Inc. *	141,676	59,482,669
News Corp., Class A	126,533	1,253,942
Nexstar Media Group, Inc., Class A	15,282	1,070,351
Omnicom Group, Inc.	70,305	4,009,494
Pinterest, Inc., Class A *	33,252	686,986
Roku, Inc. *	29,449	3,570,102
Sirius XM Holdings, Inc.	435,064	2,571,228
Snap, Inc., Class A *	253,101	4,457,109
Take-Two Interactive Software, Inc. *	36,697	4,442,172
TEGNA, Inc.	71,169	762,932
The Interpublic Group of Cos., Inc.	126,428	2,146,747
The New York Times Co., Class A	46,061	1,497,904
The Walt Disney Co.	582,695	63,018,464
TripAdvisor, Inc.	34,337	685,710
Twitter, Inc. *	250,964	7,197,648
ViacomCBS, Inc., Class B	175,218	3,024,263
Zillow Group, Inc., Class C *	40,012	1,758,928
Zynga, Inc., Class A *	304,057	2,292,590
		731,238,615

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	477,952	39,287,654
ACADIA Pharmaceuticals, Inc. *	36,819	1,778,726
Agilent Technologies, Inc.	99,696	7,642,695
Alexion Pharmaceuticals, Inc. *	71,813	7,717,743
Allakos, Inc. *(a)	7,972	524,239
Allergan plc	106,086	19,874,151
Alnylam Pharmaceuticals, Inc. *	35,975	4,737,908
Amgen, Inc.	192,154	45,967,080
Arrowhead Pharmaceuticals, Inc. *	32,794	1,129,097
Avantor, Inc. *	72,982	1,226,827
Bio-Rad Laboratories, Inc., Class A *	6,963	3,064,416
Bio-Techne Corp.	12,386	2,786,850
Biogen, Inc. *	58,308	17,307,564
BioMarin Pharmaceutical, Inc. *	58,097	5,346,086

10
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bluebird Bio, Inc. *	17,499	942,846
Blueprint Medicines Corp. *	17,644	1,037,997
Bridgebio Pharma, Inc. *	6,866	209,619
Bristol-Myers Squibb Co.	757,775	46,080,298
Bruker Corp.	32,301	1,270,075
Catalent, Inc. *	49,642	3,432,744
Charles River Laboratories International, Inc. *	15,761	2,280,144
Elanco Animal Health, Inc. *	127,182	3,142,667
Eli Lilly & Co.	273,359	42,272,236
Exact Sciences Corp. *	45,151	3,566,026
Exelixis, Inc. *	97,276	2,402,231
FibroGen, Inc. *	25,343	934,903
Gilead Sciences, Inc.	409,124	34,366,416
Global Blood Therapeutics, Inc. *	19,722	1,509,127
Horizon Therapeutics plc *	60,989	2,198,044
Illumina, Inc. *	47,619	15,191,890
Immunomedics, Inc. *	64,265	1,952,371
Incyte Corp. *	57,881	5,652,658
Intercept Pharmaceuticals, Inc. *	8,455	692,634
Ionis Pharmaceuticals, Inc. *	41,311	2,294,000
IQVIA Holdings, Inc. *	58,526	8,345,222
Jazz Pharmaceuticals plc *	18,132	1,999,053
Johnson & Johnson	851,489	127,757,410
Merck & Co., Inc.	823,655	65,348,788
Mettler-Toledo International, Inc. *	7,887	5,678,167
Mirati Therapeutics, Inc. *	11,952	1,016,398
Moderna, Inc. *	71,656	3,295,459
Mylan N.V. *	166,314	2,789,086
Nektar Therapeutics *	58,188	1,117,210
Neurocrine Biosciences, Inc. *	29,614	2,906,318
PerkinElmer, Inc.	36,333	3,289,226
Perrigo Co., plc	43,940	2,342,002
Pfizer, Inc.	1,790,031	68,665,589
PRA Health Sciences, Inc. *	20,014	1,931,351
Reata Pharmaceuticals, Inc., Class A *	8,366	1,323,167
Regeneron Pharmaceuticals, Inc. *	25,799	13,567,178
Repligen Corp. *	15,339	1,781,625
Sage Therapeutics, Inc. *	17,167	669,170
Sarepta Therapeutics, Inc. *	22,766	2,683,656
Seattle Genetics, Inc. *	37,105	5,091,919
Syneos Health, Inc. *	20,617	1,150,222
Thermo Fisher Scientific, Inc.	129,629	43,384,234
United Therapeutics Corp. *	14,140	1,549,178
Vertex Pharmaceuticals, Inc. *	83,024	20,855,629
Waters Corp. *	20,853	3,899,511
Zoetis, Inc.	153,946	19,906,757
		742,163,487

Real Estate 3.5%
Alexandria Real Estate Equities, Inc.	39,756	6,245,270
American Campus Communities, Inc.	44,654	1,575,840
American Homes 4 Rent, Class A	82,958	2,002,606
American Tower Corp.	143,218	34,085,884
Americold Realty Trust	61,472	1,880,428
Apartment Investment & Management Co., Class A	46,900	1,766,723
AvalonBay Communities, Inc.	44,972	7,328,187
Boston Properties, Inc.	46,613	4,529,851
Brixmor Property Group, Inc.	96,923	1,109,768
Camden Property Trust	31,162	2,744,437
CBRE Group, Inc., Class A *	108,124	4,641,763
CoreSite Realty Corp.	12,262	1,486,032
Cousins Properties, Inc.	46,613	1,406,314
Crown Castle International Corp.	134,364	21,421,653
CubeSmart	63,449	1,598,915
CyrusOne, Inc.	36,269	2,544,270
Security	Number of Shares	Value ($)
Digital Realty Trust, Inc.	85,190	12,735,053
Douglas Emmett, Inc.	53,967	1,645,454
Duke Realty Corp.	118,796	4,122,221
EastGroup Properties, Inc.	12,110	1,283,660
EPR Properties	25,871	761,125
Equinix, Inc.	27,557	18,606,486
Equity Commonwealth	39,015	1,324,559
Equity LifeStyle Properties, Inc.	58,600	3,534,166
Equity Residential	112,951	7,348,592
Essex Property Trust, Inc.	21,443	5,234,236
Extra Space Storage, Inc.	41,980	3,704,315
Federal Realty Investment Trust	22,980	1,913,545
First Industrial Realty Trust, Inc.	41,418	1,564,358
Gaming & Leisure Properties, Inc.	66,321	1,872,905
Healthcare Realty Trust, Inc.	43,342	1,273,821
Healthcare Trust of America, Inc., Class A	65,694	1,618,043
Healthpeak Properties, Inc.	160,409	4,193,091
Highwoods Properties, Inc.	33,502	1,300,213
Host Hotels & Resorts, Inc.	229,266	2,822,264
Hudson Pacific Properties, Inc.	50,127	1,232,122
Invitation Homes, Inc.	173,873	4,112,096
Iron Mountain, Inc.	92,273	2,231,161
JBG SMITH Properties	38,419	1,304,325
Jones Lang LaSalle, Inc.	16,877	1,781,874
Kilroy Realty Corp.	31,717	1,974,700
Kimco Realty Corp.	138,157	1,507,293
Lamar Advertising Co., Class A	27,931	1,610,222
Life Storage, Inc.	15,113	1,323,748
Medical Properties Trust, Inc.	166,265	2,849,782
Mid-America Apartment Communities, Inc.	37,006	4,141,712
National Retail Properties, Inc.	55,089	1,798,105
Omega Healthcare Investors, Inc.	70,030	2,041,375
Outfront Media, Inc.	47,093	738,889
Park Hotels & Resorts, Inc.	79,118	752,412
Prologis, Inc.	238,411	21,273,414
PS Business Parks, Inc.	6,312	814,816
Public Storage	48,497	8,993,769
Rayonier, Inc.	41,132	988,402
Realty Income Corp.	111,112	6,102,271
Regency Centers Corp.	53,149	2,333,773
Rexford Industrial Realty, Inc.	36,347	1,480,050
Ryman Hospitality Properties, Inc.	18,041	637,569
Sabra Health Care REIT, Inc.	67,048	859,555
SBA Communications Corp.	36,497	10,581,210
Service Properties Trust	53,012	367,373
Simon Property Group, Inc.	99,122	6,618,376
SL Green Realty Corp.	26,755	1,419,353
Spirit Realty Capital, Inc.	32,990	1,014,772
STAG Industrial, Inc.	48,751	1,279,714
STORE Capital Corp.	69,680	1,398,478
Sun Communities, Inc.	30,027	4,035,629
The Howard Hughes Corp. *	14,258	772,213
UDR, Inc.	94,499	3,540,878
Ventas, Inc.	120,196	3,888,341
VEREIT, Inc.	349,850	1,917,178
VICI Properties, Inc.	150,305	2,618,313
Vornado Realty Trust	50,764	2,224,479
Weingarten Realty Investors	38,809	705,936
Welltower, Inc.	131,158	6,719,224
Weyerhaeuser Co.	240,984	5,270,320
WP Carey, Inc.	55,770	3,668,551
		304,149,821

Retailing 7.0%
Aaron's, Inc.	22,035	703,137
Advance Auto Parts, Inc.	22,504	2,720,959

11
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Amazon.com, Inc. *	134,694	333,232,956
AutoNation, Inc. *	19,588	729,457
AutoZone, Inc. *	7,695	7,851,362
Best Buy Co., Inc.	73,920	5,671,882
Booking Holdings, Inc. *	13,522	20,020,268
Burlington Stores, Inc. *	21,406	3,910,662
CarMax, Inc. *	52,604	3,874,285
Carvana Co. *	16,493	1,321,254
Dollar General Corp.	82,235	14,415,796
Dollar Tree, Inc. *	76,323	6,080,653
eBay, Inc.	247,546	9,859,757
Etsy, Inc. *	38,739	2,512,999
Expedia Group, Inc.	44,936	3,189,557
Five Below, Inc. *	18,197	1,640,642
Floor & Decor Holdings, Inc., Class A *	22,886	970,366
Foot Locker, Inc.	34,637	887,746
Genuine Parts Co.	46,720	3,703,962
GrubHub, Inc. *	29,204	1,395,659
Kohl's Corp.	50,983	941,146
L Brands, Inc.	76,263	906,767
LKQ Corp. *	98,122	2,565,890
Lowe's Cos., Inc.	247,846	25,961,869
Macy's, Inc.	95,441	559,284
Nordstrom, Inc.	34,533	648,530
O'Reilly Automotive, Inc. *	24,493	9,462,626
Penske Automotive Group, Inc.	10,978	394,988
Pool Corp.	12,911	2,732,742
RH *	5,359	770,517
Ross Stores, Inc.	116,709	10,662,534
Target Corp.	163,796	17,974,973
The Gap, Inc.	68,808	558,721
The Home Depot, Inc.	352,906	77,579,326
The TJX Cos., Inc.	392,187	19,236,772
Tiffany & Co.	34,854	4,409,031
Tractor Supply Co.	38,093	3,863,773
Ulta Beauty, Inc. *	18,442	4,018,881
Wayfair, Inc., Class A *	21,440	2,659,418
Williams-Sonoma, Inc.	24,891	1,539,259
		612,140,406

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *	377,914	19,798,915
Analog Devices, Inc.	119,272	13,072,211
Applied Materials, Inc.	299,137	14,861,126
Broadcom, Inc.	128,275	34,842,056
Cabot Microelectronics Corp.	9,526	1,167,316
Cirrus Logic, Inc. *	18,945	1,432,242
Cree, Inc. *	35,308	1,522,834
Enphase Energy, Inc. *	26,064	1,220,577
Entegris, Inc.	43,944	2,383,083
First Solar, Inc. *	24,014	1,056,856
Inphi Corp. *	14,956	1,443,852
Intel Corp.	1,407,193	84,403,436
KLA Corp.	50,976	8,364,652
Lam Research Corp.	46,989	11,995,352
Marvell Technology Group Ltd.	216,040	5,776,910
Maxim Integrated Products, Inc.	87,678	4,820,536
Microchip Technology, Inc.	77,451	6,794,776
Micron Technology, Inc. *	357,605	17,125,704
MKS Instruments, Inc.	17,745	1,778,581
Monolithic Power Systems, Inc.	12,910	2,580,838
NVIDIA Corp.	197,907	57,844,258
ON Semiconductor Corp. *	130,715	2,097,322
Qorvo, Inc. *	37,395	3,665,832
QUALCOMM, Inc.	369,314	29,053,932
Silicon Laboratories, Inc. *	13,779	1,339,594
Skyworks Solutions, Inc.	55,232	5,737,500
Security	Number of Shares	Value ($)
SolarEdge Technologies, Inc. *	15,928	1,777,406
Teradyne, Inc.	53,580	3,350,893
Texas Instruments, Inc.	302,692	35,133,461
Universal Display Corp.	13,515	2,028,872
Xilinx, Inc.	81,207	7,097,492
		385,568,415

Software & Services 14.5%
Accenture plc, Class A	205,571	38,069,694
ACI Worldwide, Inc. *	37,534	1,028,432
Adobe, Inc. *	156,464	55,331,929
Akamai Technologies, Inc. *	52,400	5,120,004
Alliance Data Systems Corp.	13,265	664,179
Alteryx, Inc., Class A *	15,961	1,806,466
Amdocs Ltd.	43,586	2,808,682
Anaplan, Inc. *	28,092	1,147,839
ANSYS, Inc. *	27,643	7,237,767
Aspen Technology, Inc. *	22,270	2,277,108
Autodesk, Inc. *	71,002	13,286,604
Automatic Data Processing, Inc.	139,891	20,520,611
Avalara, Inc. *	21,533	1,924,404
Black Knight, Inc. *	48,633	3,432,031
Blackbaud, Inc.	16,222	896,428
Booz Allen Hamilton Holding Corp.	45,324	3,328,595
Broadridge Financial Solutions, Inc.	37,132	4,307,312
CACI International, Inc., Class A *	8,126	2,032,638
Cadence Design Systems, Inc. *	90,186	7,316,790
CDK Global, Inc.	39,591	1,555,134
Ceridian HCM Holding, Inc. *	33,003	1,946,187
Citrix Systems, Inc.	37,223	5,397,707
Cognizant Technology Solutions Corp., Class A	177,552	10,301,567
Cornerstone OnDemand, Inc. *	17,308	580,856
Coupa Software, Inc. *	20,233	3,562,829
DocuSign, Inc. *	40,337	4,225,301
Dropbox, Inc., Class A *	70,731	1,486,766
DXC Technology Co.	81,117	1,470,651
Dynatrace, Inc. *	29,322	875,262
Elastic N.V. *	10,670	684,374
Envestnet, Inc. *	17,203	1,075,532
EPAM Systems, Inc. *	17,856	3,944,212
Euronet Worldwide, Inc. *	17,680	1,622,317
Fair Isaac Corp. *	9,376	3,309,165
Fidelity National Information Services, Inc.	198,645	26,199,289
FireEye, Inc. *	71,497	822,930
Fiserv, Inc. *	184,463	19,010,757
Five9, Inc. *	20,014	1,854,697
FleetCor Technologies, Inc. *	27,956	6,744,385
Fortinet, Inc. *	45,864	4,941,387
Gartner, Inc. *	28,780	3,419,352
Genpact Ltd.	49,023	1,687,862
Global Payments, Inc.	97,320	16,157,066
GoDaddy, Inc., Class A *	57,108	3,965,008
Guidewire Software, Inc. *	26,572	2,413,801
HubSpot, Inc. *	12,849	2,166,727
International Business Machines Corp.	286,372	35,956,868
Intuit, Inc.	84,151	22,704,781
j2 Global, Inc.	14,961	1,206,455
Jack Henry & Associates, Inc.	24,949	4,080,409
KBR, Inc.	46,490	941,887
Leidos Holdings, Inc.	42,951	4,243,988
LogMeIn, Inc.	15,983	1,365,907
Manhattan Associates, Inc. *	20,981	1,488,392
Mastercard, Inc., Class A	287,235	78,981,008
MAXIMUS, Inc.	20,643	1,389,687
Medallia, Inc. *	5,441	116,873
Microsoft Corp.	2,467,369	442,177,199

12
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MongoDB, Inc. *	11,417	1,851,038
New Relic, Inc. *	16,436	882,449
NortonLifeLock, Inc.	185,048	3,935,971
Nuance Communications, Inc. *	92,110	1,860,622
Nutanix, Inc., Class A *	47,363	970,468
Okta, Inc. *	36,343	5,498,696
Oracle Corp.	700,619	37,111,788
Palo Alto Networks, Inc. *	31,757	6,240,568
Paychex, Inc.	102,923	7,052,284
Paycom Software, Inc. *	15,823	4,130,119
Paylocity Holding Corp. *	11,760	1,346,873
PayPal Holdings, Inc. *	379,687	46,701,501
Pegasystems, Inc.	12,324	1,030,533
Perspecta, Inc.	45,051	971,750
Proofpoint, Inc. *	17,972	2,187,732
PTC, Inc. *	33,196	2,298,823
Q2 Holdings, Inc. *	14,363	1,145,018
RealPage, Inc. *	25,348	1,634,693
RingCentral, Inc., Class A *	24,292	5,551,451
Sabre Corp.	89,255	648,884
salesforce.com, Inc. *	286,733	46,436,409
Science Applications International Corp.	15,428	1,259,850
ServiceNow, Inc. *	60,894	21,406,677
Slack Technologies, Inc. Class A *	17,608	469,958
Smartsheet, Inc., Class A *	29,646	1,562,937
SolarWinds Corp. *	21,428	363,847
Splunk, Inc. *	50,045	7,024,316
Square, Inc., Class A *	110,460	7,195,364
SS&C Technologies Holdings, Inc.	70,792	3,904,887
Synopsys, Inc. *	48,680	7,648,602
The Trade Desk, Inc., Class A *	13,002	3,804,125
The Western Union Co.	135,131	2,576,948
Twilio, Inc., Class A *	40,256	4,520,749
Tyler Technologies, Inc. *	12,615	4,045,504
Verint Systems, Inc. *	21,885	935,365
VeriSign, Inc. *	33,325	6,981,254
Visa, Inc., Class A	553,820	98,978,710
VMware, Inc., Class A *	25,329	3,331,270
WEX, Inc. *	14,175	1,875,636
Workday, Inc., Class A *	53,019	8,159,624
Zendesk, Inc. *	35,989	2,766,834
Zoom Video Communications, Inc., Class A *	9,506	1,284,926
Zscaler, Inc. *	21,206	1,422,498
		1,269,619,639

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	95,532	8,431,654
Apple, Inc.	1,350,848	396,879,142
Arista Networks, Inc. *	17,522	3,842,575
Arrow Electronics, Inc. *	26,637	1,676,000
Avnet, Inc.	33,048	992,101
CDW Corp.	46,560	5,158,848
Ciena Corp. *	50,138	2,318,882
Cisco Systems, Inc.	1,372,011	58,145,826
Cognex Corp.	54,916	3,033,560
Coherent, Inc. *	7,919	1,012,602
Corning, Inc.	249,414	5,489,602
Dell Technologies, Inc., Class C *	49,675	2,120,626
Dolby Laboratories, Inc., Class A	20,770	1,246,823
F5 Networks, Inc. *	19,833	2,761,944
FLIR Systems, Inc.	42,559	1,847,061
Hewlett Packard Enterprise Co.	418,385	4,208,953
HP, Inc.	479,903	7,443,295
IPG Photonics Corp. *	11,544	1,492,985
Jabil, Inc.	45,323	1,288,986
Juniper Networks, Inc.	107,483	2,321,633
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	60,427	5,847,521
Littelfuse, Inc.	7,933	1,152,189
Lumentum Holdings, Inc. *	25,089	2,029,951
Motorola Solutions, Inc.	55,516	7,983,756
National Instruments Corp.	37,512	1,441,211
NCR Corp. *	41,779	857,305
NetApp, Inc.	73,510	3,217,533
Pure Storage, Inc., Class A *	73,397	1,056,917
Seagate Technology plc	74,729	3,732,713
SYNNEX Corp.	13,280	1,162,797
TE Connectivity Ltd.	108,168	7,946,021
Tech Data Corp. *	11,288	1,587,544
Trimble, Inc. *	79,649	2,758,245
Ubiquiti, Inc.	3,988	646,176
ViaSat, Inc. *	19,102	809,925
Western Digital Corp.	96,096	4,428,104
Xerox Holdings Corp.	61,141	1,118,269
Zebra Technologies Corp., Class A *	17,416	3,999,759
		563,489,034

Telecommunication Services 1.9%
AT&T, Inc.	2,362,527	71,986,198
CenturyLink, Inc.	316,292	3,359,021
GCI Liberty, Inc., Class A *	30,899	1,879,586
T-Mobile US, Inc. *	123,048	10,803,614
Verizon Communications, Inc.	1,338,268	76,883,497
		164,911,916

Transportation 1.7%
Alaska Air Group, Inc.	40,307	1,310,784
AMERCO	2,586	724,416
American Airlines Group, Inc. (a)	125,300	1,504,853
C.H. Robinson Worldwide, Inc.	43,514	3,085,143
CSX Corp.	251,245	16,639,956
Delta Air Lines, Inc.	185,474	4,805,631
Expeditors International of Washington, Inc.	54,969	3,936,055
FedEx Corp.	77,708	9,851,043
JB Hunt Transport Services, Inc.	27,395	2,770,182
JetBlue Airways Corp. *	95,207	927,316
Kansas City Southern	32,094	4,189,872
Kirby Corp. *	19,773	1,056,274
Knight-Swift Transportation Holdings, Inc.	39,957	1,485,601
Landstar System, Inc.	12,814	1,323,814
Lyft, Inc., Class A *	66,604	2,186,609
Macquarie Infrastructure Corp.	25,805	711,960
Norfolk Southern Corp.	84,449	14,449,224
Old Dominion Freight Line, Inc.	31,050	4,511,255
Southwest Airlines Co.	170,362	5,323,813
Uber Technologies, Inc. *	67,046	2,029,482
Union Pacific Corp.	224,488	35,870,938
United Airlines Holdings, Inc. *	80,613	2,384,533
United Parcel Service, Inc., Class B	226,657	21,455,352
XPO Logistics, Inc. *	30,249	2,018,818
		144,552,924

Utilities 3.2%
ALLETE, Inc.	17,168	988,190
Alliant Energy Corp.	77,497	3,762,479
Ameren Corp.	79,284	5,767,911
American Electric Power Co., Inc.	160,021	13,299,345
American Water Works Co., Inc.	58,411	7,108,035
Atmos Energy Corp.	38,753	3,951,643
Avangrid, Inc.	17,935	771,205
Black Hills Corp.	20,082	1,243,879

13
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	161,829	2,755,948
CMS Energy Corp.	91,981	5,251,195
Consolidated Edison, Inc.	107,696	8,486,445
Dominion Energy, Inc.	266,515	20,556,302
DTE Energy Co.	62,380	6,471,301
Duke Energy Corp.	236,031	19,982,384
Edison International	115,637	6,789,048
Entergy Corp.	63,920	6,104,999
Essential Utilities, Inc.	69,609	2,908,960
Evergy, Inc.	73,574	4,298,929
Eversource Energy	104,795	8,456,957
Exelon Corp.	314,991	11,679,866
FirstEnergy Corp.	173,899	7,176,812
Hawaiian Electric Industries, Inc.	35,348	1,395,186
IDACORP, Inc.	16,363	1,501,796
MDU Resources Group, Inc.	65,119	1,462,573
National Fuel Gas Co.	27,279	1,118,439
New Jersey Resources Corp.	31,596	1,067,313
NextEra Energy, Inc.	158,126	36,546,081
NiSource, Inc.	120,350	3,021,989
NRG Energy, Inc.	80,901	2,712,611
OGE Energy Corp.	65,592	2,067,460
ONE Gas, Inc.	17,040	1,358,258
Ormat Technologies, Inc.	16,676	1,040,749
Pinnacle West Capital Corp.	36,180	2,785,498
PNM Resources, Inc.	24,833	1,005,488
Portland General Electric Co.	28,964	1,355,226
PPL Corp.	248,667	6,321,115
Public Service Enterprise Group, Inc.	163,506	8,291,389
Sempra Energy	90,974	11,267,130
Southwest Gas Holdings, Inc.	17,725	1,343,555
Spire, Inc.	16,296	1,188,956
TerraForm Power, Inc., Class A	25,925	449,021
The AES Corp.	213,884	2,833,963
The Southern Co.	339,002	19,231,583
UGI Corp.	66,722	2,013,670
Vistra Energy Corp.	143,775	2,809,364
WEC Energy Group, Inc.	102,183	9,252,671
Xcel Energy, Inc.	169,876	10,797,319
		282,050,236
Total Common Stock
(Cost $2,617,363,623)		8,706,969,356

Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (c)	29,421,679	29,421,679

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	6,786,325	6,786,325
Total Other Investment Companies
(Cost $36,208,004)		36,208,004

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	296	42,955,520	2,690,939
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,392,182.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

14
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc *	188,447	2,822,936
American Axle & Manufacturing Holdings, Inc. *	241,593	1,043,682
Cooper Tire & Rubber Co.	107,450	2,276,866
Cooper-Standard Holdings, Inc. *	35,323	453,901
Dana, Inc.	309,508	3,559,342
Dorman Products, Inc. *	57,740	3,642,239
Fox Factory Holding Corp. *	80,640	4,113,446
Gentherm, Inc. *	70,926	2,655,469
LCI Industries	52,265	4,532,421
Modine Manufacturing Co. *	104,397	483,358
Motorcar Parts of America, Inc. *	40,414	575,091
Standard Motor Products, Inc.	45,051	1,833,125
Stoneridge, Inc. *	56,997	1,141,650
Tenneco, Inc., Class A *	107,049	555,584
Visteon Corp. *	59,843	3,608,533
Winnebago Industries, Inc.	66,795	2,963,694
		36,261,337

Banks 10.4%
1st Constitution Bancorp	18,970	240,919
1st Source Corp.	30,431	1,056,869
ACNB Corp.	17,060	476,998
Allegiance Bancshares, Inc.	40,490	1,015,489
Amalgamated Bank, Class A	29,200	312,440
Amerant Bancorp, Inc. *	41,917	566,718
American National Bankshares, Inc.	23,369	625,121
Ameris Bancorp	130,906	3,328,940
Ames National Corp.	18,641	395,189
Arrow Financial Corp.	27,647	787,939
Atlantic Capital Bancshares, Inc. *	46,744	586,637
Atlantic Union Bankshares Corp.	171,106	4,084,300
Axos Financial, Inc. *	124,110	2,860,735
Banc of California, Inc.	97,910	1,020,222
BancFirst Corp.	39,903	1,536,665
BancorpSouth Bank	212,337	4,648,057
Bank First Corp.	12,455	637,945
Bank of Commerce Holdings	36,367	279,662
Bank of Marin Bancorp	28,597	942,557
Bank7 Corp.	8,289	82,890
BankFinancial Corp.	29,414	243,254
Bankwell Financial Group, Inc.	14,019	213,790
Banner Corp.	75,156	2,888,245
Bar Harbor Bankshares	32,404	595,586
Baycom Corp. *	21,945	270,582
BCB Bancorp, Inc.	31,744	321,249
Berkshire Hills Bancorp, Inc.	96,680	1,647,427
Boston Private Financial Holdings, Inc.	178,467	1,356,349
Bridge Bancorp, Inc.	35,403	732,488
Bridgewater Bancshares, Inc. *	47,102	477,143
Brookline Bancorp, Inc.	168,204	1,717,363
Bryn Mawr Bank Corp.	42,820	1,246,704
Business First Bancshares, Inc.	26,307	367,772
Byline Bancorp, Inc.	49,439	609,088
C&F Financial Corp.	7,189	255,641
Security	Number of Shares	Value ($)
Cadence BanCorp	268,988	1,780,701
Cambridge Bancorp	10,174	567,506
Camden National Corp.	32,402	1,061,165
Capital Bancorp, Inc. *	17,967	195,122
Capital City Bank Group, Inc.	29,255	644,780
Capitol Federal Financial, Inc.	282,768	3,390,388
Capstar Financial Holdings, Inc.	30,672	349,968
Carolina Financial Corp.	50,272	1,700,702
Carter Bank & Trust	47,952	454,585
Cathay General Bancorp	163,967	4,577,959
CBTX, Inc.	38,858	701,775
CenterState Bank Corp.	258,172	4,489,611
Central Pacific Financial Corp.	59,703	1,044,205
Central Valley Community Bancorp	23,928	350,067
Century Bancorp, Inc., Class A	5,964	445,451
Chemung Financial Corp.	7,551	185,000
Citizens & Northern Corp.	26,407	472,157
City Holding Co.	34,003	2,298,263
Civista Bancshares, Inc.	32,554	499,053
CNB Financial Corp.	31,680	562,003
Coastal Financial Corp. *	16,651	218,628
Codorus Valley Bancorp, Inc.	20,002	281,028
Colony Bankcorp, Inc.	15,437	194,506
Columbia Banking System, Inc.	154,325	4,165,232
Columbia Financial, Inc. *	111,646	1,580,349
Community Bank System, Inc.	108,869	6,803,224
Community Bankers Trust Corp.	46,562	260,282
Community Trust Bancorp, Inc.	33,334	1,130,023
ConnectOne Bancorp, Inc.	72,854	1,088,439
CrossFirst Bankshares, Inc. *	102,520	991,368
Customers Bancorp, Inc. *	60,117	767,093
CVB Financial Corp.	285,796	5,940,270
Dime Community Bancshares, Inc.	66,038	1,085,004
Eagle Bancorp, Inc.	69,373	2,433,605
Enterprise Bancorp, Inc.	18,934	457,256
Enterprise Financial Services Corp.	52,148	1,603,030
Equity Bancshares, Inc., Class A *	32,398	607,139
Esquire Financial Holdings, Inc. *	13,444	220,750
ESSA Bancorp, Inc.	20,691	248,292
Essent Group Ltd.	206,384	5,638,411
Evans Bancorp, Inc.	10,980	304,915
Farmers & Merchants Bancorp, Inc.	21,889	525,336
Farmers National Banc Corp.	55,632	689,280
FB Financial Corp.	36,811	822,358
Federal Agricultural Mortgage Corp., Class C	19,421	1,294,021
Fidelity D&D Bancorp, Inc.	6,187	238,694
Financial Institutions, Inc.	33,629	650,721
First BanCorp	460,471	2,684,546
First BanCorp (North Carolina)	62,930	1,673,309
First BanCorp, Inc.	22,400	490,560
First Bank/Hamilton NJ	35,703	282,768
First Busey Corp.	109,696	2,020,600
First Business Financial Services, Inc.	17,671	303,588
First Capital, Inc.	6,811	339,528
First Choice Bancorp	22,180	337,580
First Commonwealth Financial Corp.	209,976	1,998,972
First Community Bankshares, Inc.	38,476	906,879
First Defiance Financial Corp.	79,180	1,376,148
First Financial Bancorp	208,537	3,207,299

15
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Financial Bankshares, Inc.	277,810	7,737,008
First Financial Corp.	28,261	1,003,831
First Financial Northwest, Inc.	18,149	178,223
First Foundation, Inc.	84,396	1,161,289
First Guaranty Bancshares, Inc.	11,810	159,553
First Internet Bancorp	20,089	315,397
First Interstate BancSystem, Inc., Class A	80,915	2,734,927
First Merchants Corp.	115,400	3,266,974
First Mid Bancshares, Inc.	31,473	840,329
First Midwest Bancorp, Inc.	228,069	3,370,860
First Northwest Bancorp	18,910	220,302
Flagstar Bancorp, Inc.	74,349	1,926,383
Flushing Financial Corp.	58,437	729,878
FNCB Bancorp, Inc.	38,087	236,139
Franklin Financial Network, Inc.	28,529	676,708
Franklin Financial Services Corp.	8,719	251,979
FS Bancorp, Inc.	8,496	356,407
Fulton Financial Corp.	343,131	4,011,201
FVCBankcorp, Inc. *	26,923	309,884
German American Bancorp, Inc.	53,244	1,582,944
Glacier Bancorp, Inc.	185,959	7,081,319
Great Southern Bancorp, Inc.	23,824	1,014,188
Great Western Bancorp, Inc.	120,963	2,274,104
Greene County Bancorp, Inc.	7,555	158,579
Guaranty Bancshares, Inc.	17,147	462,455
Hancock Whitney Corp.	185,896	3,887,085
Hanmi Financial Corp.	65,671	792,649
HarborOne Bancorp, Inc. *	55,331	443,755
Hawthorn Bancshares, Inc.	11,731	213,504
HBT Financial, Inc.	19,303	224,880
Heartland Financial USA, Inc.	74,379	2,526,655
Heritage Commerce Corp.	118,331	1,050,779
Heritage Financial Corp.	78,698	1,577,895
Hilltop Holdings, Inc.	149,605	2,887,376
Hingham Institution for Savings	2,946	450,797
Home Bancorp, Inc.	16,237	412,420
Home BancShares, Inc.	332,197	5,092,580
HomeStreet, Inc.	47,354	1,209,895
HomeTrust Bancshares, Inc.	32,983	506,949
Hope Bancorp, Inc.	257,323	2,560,364
Horizon Bancorp, Inc.	80,579	916,989
Howard Bancorp, Inc. *	27,152	303,288
IBERIABANK Corp.	111,679	4,630,211
Independent Bank Corp.	71,140	5,185,395
Independent Bank Corp., Michigan	47,092	691,781
Independent Bank Group, Inc.	76,371	2,314,805
International Bancshares Corp.	119,098	3,452,651
Investar Holding Corp.	19,673	246,896
Investors Bancorp, Inc.	486,311	4,527,555
Kearny Financial Corp.	167,884	1,561,321
Lakeland Bancorp, Inc.	105,188	1,177,054
Lakeland Financial Corp.	52,882	2,238,495
LCNB Corp.	25,937	371,937
Level One Bancorp, Inc.	11,014	199,464
Live Oak Bancshares, Inc.	56,638	790,100
Luther Burbank Corp.	42,200	454,072
Macatawa Bank Corp.	54,446	418,145
Mackinac Financial Corp.	19,127	197,391
MainStreet Bancshares, Inc. *	15,783	237,061
Malvern Bancorp, Inc. *	15,895	209,019
Mercantile Bank Corp.	34,772	820,619
Merchants Bancorp	18,153	279,556
Meridian Bancorp, Inc.	103,044	1,213,858
Meta Financial Group, Inc.	72,610	1,337,476
Metrocity Bankshares, Inc. (a)	33,725	356,979
Metropolitan Bank Holding Corp. *	14,783	370,905
Mid Penn Bancorp, Inc.	15,299	299,860
Midland States Bancorp, Inc.	47,371	768,358
Security	Number of Shares	Value ($)
MidWestOne Financial Group, Inc.	25,987	542,349
MMA Capital Holdings, Inc. *	10,183	259,768
Mr Cooper Group, Inc. *	163,615	1,567,432
MVB Financial Corp.	20,532	281,904
National Bank Holdings Corp., Class A	63,233	1,680,733
National Bankshares, Inc.	13,369	400,803
NBT Bancorp, Inc.	91,270	3,023,775
Nicolet Bankshares, Inc. *	19,890	1,094,348
NMI Holdings, Inc., Class A *	141,291	1,910,254
Northeast Bank *	17,690	296,308
Northfield Bancorp, Inc.	94,058	1,060,034
Northrim BanCorp, Inc.	13,896	325,861
Northwest Bancshares, Inc.	244,815	2,597,487
Norwood Financial Corp.	12,153	287,115
Oak Valley Bancorp	14,367	187,633
OceanFirst Financial Corp.	117,149	1,973,961
Ocwen Financial Corp. *	284,115	119,811
OFG Bancorp	108,861	1,369,471
Ohio Valley Banc Corp.	9,204	231,941
Old National Bancorp	361,484	5,122,228
Old Second Bancorp, Inc.	61,144	503,215
OP Bancorp	27,171	191,827
Opus Bank	47,486	912,681
Origin Bancorp, Inc.	41,348	921,647
Orrstown Financial Services, Inc.	21,296	327,958
Pacific Mercantile Bancorp *	40,314	161,659
Pacific Premier Bancorp, Inc.	124,815	2,664,800
Park National Corp.	28,372	2,269,193
Parke Bancorp, Inc.	20,734	292,142
PCB Bancorp	26,244	246,169
PCSB Financial Corp.	33,000	450,450
Peapack-Gladstone Financial Corp.	40,187	758,329
Penns Woods Bancorp, Inc.	14,431	330,470
PennyMac Financial Services, Inc.	53,499	1,614,065
People's Utah Bancorp	34,085	732,146
Peoples Bancorp of North Carolina, Inc.	9,505	165,387
Peoples Bancorp, Inc.	38,992	947,896
Peoples Financial Services Corp.	15,049	556,963
Pioneer Bancorp, Inc. *	23,117	244,578
Ponce de Leon Federal Bank *	19,280	177,569
Preferred Bank	29,632	1,130,461
Premier Financial Bancorp, Inc.	28,453	369,889
Professional Holding Corp., Class A *	7,257	106,605
Provident Bancorp, Inc.	17,972	171,453
Provident Financial Holdings, Inc.	12,133	158,336
Provident Financial Services, Inc.	130,526	1,873,048
Prudential Bancorp, Inc.	18,550	228,165
QCR Holdings, Inc.	31,898	981,820
Radian Group, Inc.	433,641	6,495,942
RBB Bancorp	34,205	441,929
Red River Bancshares, Inc.	10,476	401,126
Reliant Bancorp, Inc.	21,286	309,924
Renasant Corp.	119,126	3,124,675
Republic Bancorp, Inc., Class A	20,925	697,430
Republic First Bancorp, Inc. *	90,400	237,752
Richmond Mutual BanCorp., Inc. *	26,890	287,185
Riverview Bancorp, Inc.	44,975	248,712
S&T Bancorp, Inc.	81,477	2,176,251
Sandy Spring Bancorp, Inc.	74,233	1,892,941
SB One Bancorp	17,668	325,621
Seacoast Banking Corp. of Florida *	107,886	2,424,198
Select Bancorp, Inc. *	33,934	278,259
ServisFirst Bancshares, Inc.	101,893	3,619,239
Shore Bancshares, Inc.	26,992	299,611
Sierra Bancorp	30,947	628,224
Silvergate Capital Corp., Class A *	6,846	108,851
Simmons First National Corp., Class A	204,166	3,817,904
SmartFinancial, Inc.	27,391	396,074

16
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
South Plains Financial, Inc.	21,596	268,438
South State Corp.	71,637	4,143,484
Southern First Bancshares, Inc. *	14,933	435,446
Southern Missouri Bancorp, Inc.	16,493	391,379
Southern National Bancorp of Virginia, Inc.	41,434	417,240
Southside Bancshares, Inc.	68,702	2,089,228
Spirit of Texas Bancshares, Inc. *	29,294	336,588
Sterling Bancorp, Inc.	35,705	128,895
Stock Yards Bancorp, Inc.	43,574	1,439,685
Summit Financial Group, Inc.	23,453	414,180
Territorial Bancorp, Inc.	16,954	426,054
The Bancorp, Inc. *	109,141	760,713
The Bank of N.T. Butterfield & Son Ltd.	113,409	2,496,132
The Bank of Princeton	11,896	249,816
The Community Financial Corp.	10,306	239,099
The First Bancshares, Inc.	39,880	794,410
The First of Long Island Corp.	49,787	786,137
Timberland Bancorp, Inc.	15,866	307,007
Tompkins Financial Corp.	30,743	2,075,460
Towne Bank	142,607	2,880,661
TriCo Bancshares	57,396	1,728,768
TriState Capital Holdings, Inc. *	57,636	819,584
Triumph Bancorp, Inc. *	48,785	1,351,832
TrustCo Bank Corp.	204,542	1,288,615
Trustmark Corp.	137,562	3,660,525
UMB Financial Corp.	94,809	4,820,090
Union Bankshares, Inc.	8,199	197,022
United Bankshares, Inc.	208,923	6,259,333
United Community Banks, Inc.	168,759	3,568,409
United Security Bancshares	28,174	187,639
Unity Bancorp, Inc.	16,985	243,905
Univest Financial Corp.	61,967	1,096,816
Valley National Bancorp	829,319	6,933,107
Velocity Financial, Inc. *	15,603	59,135
Veritex Holdings, Inc.	106,261	1,865,943
Walker & Dunlop, Inc.	59,320	2,279,668
Washington Federal, Inc.	165,969	4,438,011
Washington Trust Bancorp, Inc.	32,521	1,138,560
Waterstone Financial, Inc.	49,876	724,200
WesBanco, Inc.	138,554	3,419,513
West Bancorp, Inc.	34,854	648,284
Westamerica Bancorp	55,807	3,515,841
Western New England Bancorp, Inc.	50,649	304,400
WSFS Financial Corp.	108,776	3,174,084
		368,367,471

Capital Goods 9.7%
AAON, Inc.	87,979	4,191,320
AAR Corp.	71,977	1,409,310
Advanced Drainage Systems, Inc.	93,049	3,772,206
Aegion Corp. *	65,735	1,055,047
Aerojet Rocketdyne Holdings, Inc. *	156,587	6,441,989
Aerovironment, Inc. *	45,641	2,750,327
Alamo Group, Inc.	20,886	2,056,018
Albany International Corp., Class A	65,603	3,354,937
Allied Motion Technologies, Inc.	14,905	429,562
Altra Industrial Motion Corp.	137,995	3,851,440
Ameresco, Inc., Class A *	48,496	875,838
American Superconductor Corp. *	47,516	273,217
American Woodmark Corp. *	36,004	1,850,966
Apogee Enterprises, Inc.	56,104	1,146,766
Applied Industrial Technologies, Inc.	82,173	4,305,043
Arcosa, Inc.	104,349	3,889,087
Argan, Inc.	31,706	1,190,243
Armstrong Flooring, Inc. *	37,614	78,989
Astec Industries, Inc.	47,937	1,922,753
Security	Number of Shares	Value ($)
Astronics Corp. *	48,222	433,034
Atkore International Group, Inc. *	101,714	2,475,719
Axon Enterprise, Inc. *	125,051	9,092,458
AZZ, Inc.	55,629	1,746,194
Barnes Group, Inc.	100,992	3,876,073
Beacon Roofing Supply, Inc. *	116,240	2,557,280
Bloom Energy Corp., Class A *(a)	117,767	903,273
Blue Bird Corp. *	32,238	395,560
BlueLinx Holdings, Inc. *	18,787	102,765
BMC Stock Holdings, Inc. *	142,810	3,034,713
Briggs & Stratton Corp.	87,447	198,505
Builders FirstSource, Inc. *	244,320	4,483,272
Caesarstone Ltd.	48,741	478,149
CAI International, Inc. *	35,796	590,276
Chart Industries, Inc. *	77,311	2,761,549
CIRCOR International, Inc. *	41,332	617,087
Columbus McKinnon Corp.	49,430	1,338,564
Comfort Systems USA, Inc.	78,002	2,597,467
Commercial Vehicle Group, Inc. *	65,877	159,422
Concrete Pumping Holdings, Inc. *	56,380	160,119
Construction Partners, Inc., Class A *	39,591	725,703
Cornerstone Building Brands, Inc. *	96,966	516,829
CSW Industrials, Inc.	31,839	2,109,015
Cubic Corp.	66,954	2,558,312
Douglas Dynamics, Inc.	47,977	1,773,230
Ducommun, Inc. *	22,785	643,448
DXP Enterprises, Inc. *	34,597	516,187
Dycom Industries, Inc. *	65,154	2,124,020
EMCOR Group, Inc.	119,609	7,598,760
Encore Wire Corp.	43,581	1,995,138
Energous Corp. *(a)	57,934	129,193
Energy Recovery, Inc. *	79,505	647,171
Enerpac Tool Group Corp.	117,836	2,010,282
EnerSys	91,456	5,340,116
EnPro Industries, Inc.	44,320	2,009,912
ESCO Technologies, Inc.	54,667	4,171,092
EVI Industries, Inc. *(a)	9,435	172,377
Evoqua Water Technologies Corp. *	162,861	2,613,919
Federal Signal Corp.	127,960	3,445,963
Foundation Building Materials, Inc. *	42,913	502,082
Franklin Electric Co., Inc.	99,031	5,030,775
GATX Corp.	75,040	4,449,872
Gencor Industries, Inc. *	19,194	232,631
Generac Holdings, Inc. *	131,090	12,773,410
General Finance Corp. *	24,570	143,243
Gibraltar Industries, Inc. *	69,134	3,200,904
GMS, Inc. *	86,526	1,590,348
Graham Corp.	20,094	263,231
Granite Construction, Inc.	100,835	1,657,727
Great Lakes Dredge & Dock Corp. *	131,231	1,160,082
Griffon Corp.	78,650	1,290,647
H&E Equipment Services, Inc.	68,660	1,116,412
Helios Technologies, Inc.	62,738	2,231,591
Herc Holdings, Inc. *	51,840	1,463,443
Hillenbrand, Inc.	156,469	3,278,026
Hurco Cos., Inc.	14,015	458,150
Hyster-Yale Materials Handling, Inc.	21,795	850,877
IES Holdings, Inc. *	17,147	338,653
Insteel Industries, Inc.	39,348	691,344
JELD-WEN Holding, Inc. *	145,452	1,847,240
John Bean Technologies Corp.	66,858	5,130,683
Kadant, Inc.	23,545	1,979,899
Kaman Corp.	59,234	2,295,910
Kennametal, Inc.	176,059	4,508,871
Kratos Defense & Security Solutions, Inc. *	193,237	2,902,420
L.B. Foster Co., Class A *	21,042	302,794
Lawson Products, Inc. *	8,816	296,306
Lindsay Corp.	23,139	2,082,510

17
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Luxfer Holdings plc	59,258	804,131
Lydall, Inc. *	36,328	406,874
Masonite International Corp. *	52,822	3,120,724
MasTec, Inc. *	128,685	4,619,791
Maxar Technologies, Inc. *	128,072	1,614,988
Mayville Engineering Co., Inc. *	13,093	68,345
Mercury Systems, Inc. *	116,299	10,369,219
Meritor, Inc. *	152,175	3,119,587
Miller Industries, Inc.	23,911	726,416
Moog, Inc., Class A	66,411	3,286,016
MRC Global, Inc. *	170,434	913,526
Mueller Industries, Inc.	118,833	3,077,775
Mueller Water Products, Inc., Class A	336,261	3,191,117
MYR Group, Inc. *	34,667	1,040,010
National Presto Industries, Inc.	10,574	859,772
Navistar International Corp. *	106,643	2,534,904
NN, Inc.	88,119	304,011
Northwest Pipe Co. *	20,259	492,699
NOW, Inc. *	233,348	1,439,757
NV5 Global, Inc. *	22,336	1,044,208
Omega Flex, Inc.	6,286	566,369
Park Aerospace Corp.	39,553	526,450
Park-Ohio Holdings Corp.	18,496	339,032
Parsons Corp. *	41,200	1,540,880
Patrick Industries, Inc.	48,287	1,990,390
PGT Innovations, Inc. *	122,211	1,263,662
Plug Power, Inc. *	639,160	2,674,885
Powell Industries, Inc.	18,857	478,402
Preformed Line Products Co.	6,542	325,007
Primoris Services Corp.	95,003	1,482,997
Proto Labs, Inc. *	57,806	5,872,512
Quanex Building Products Corp.	71,413	890,520
Raven Industries, Inc.	77,340	1,722,362
RBC Bearings, Inc. *	51,983	6,585,206
REV Group, Inc.	56,847	302,426
Rexnord Corp.	228,102	6,220,342
Rush Enterprises, Inc., Class A	58,267	2,185,013
Rush Enterprises, Inc., Class B	9,651	340,777
Simpson Manufacturing Co., Inc.	95,947	6,917,779
SiteOne Landscape Supply, Inc. *	87,593	7,763,368
Spartan Motors, Inc.	72,635	1,023,427
SPX Corp. *	93,618	3,569,654
SPX FLOW, Inc. *	89,858	2,926,675
Standex International Corp.	26,487	1,320,112
Sterling Construction Co., Inc. *	55,757	550,879
Sunrun, Inc. *	242,334	3,399,946
Systemax, Inc.	26,105	518,445
Tennant Co.	38,554	2,281,240
Terex Corp.	135,663	2,060,721
Textainer Group Holdings Ltd. *	112,725	989,726
The Eastern Co.	11,372	204,696
The Gorman-Rupp Co.	37,812	1,115,454
The Greenbrier Cos., Inc.	68,937	1,170,550
The Manitowoc Co., Inc. *	76,218	702,730
Thermon Group Holdings, Inc. *	70,145	1,071,816
Titan International, Inc.	103,509	145,948
Titan Machinery, Inc. *	39,860	374,684
TPI Composites, Inc. *	62,228	1,090,857
Transcat, Inc. *	14,650	411,519
Trex Co., Inc. *	125,921	11,990,198
TriMas Corp. *	96,080	2,290,547
Triton International Ltd.	115,743	3,585,718
Triumph Group, Inc.	107,561	757,229
Tutor Perini Corp. *	86,846	607,922
Twin Disc, Inc. *	21,577	129,678
Universal Forest Products, Inc.	127,610	5,247,323
Vectrus, Inc. *	24,348	1,266,339
Veritiv Corp. *	27,944	261,835
Security	Number of Shares	Value ($)
Vicor Corp. *	38,119	2,026,787
Vivint Solar, Inc. *	93,126	590,419
Wabash National Corp.	112,152	919,646
Watts Water Technologies, Inc., Class A	59,005	4,862,012
Welbilt, Inc. *	278,131	1,371,186
Willis Lease Finance Corp. *	6,012	120,300
WillScot Corp. *	110,878	1,291,729
		343,287,481

Commercial & Professional Services 4.0%
ABM Industries, Inc.	142,694	4,921,516
Acacia Research Corp. *	104,359	264,028
ACCO Brands Corp.	207,140	1,532,836
Advanced Disposal Services, Inc. *	155,154	5,003,716
ASGN, Inc. *	109,471	5,084,928
Barrett Business Services, Inc.	15,397	753,221
BG Staffing, Inc.	20,764	252,283
Brady Corp., Class A	103,606	4,511,005
BrightView Holdings, Inc. *	67,498	865,324
Casella Waste Systems, Inc., Class A *	98,287	4,558,551
CBIZ, Inc. *	109,345	2,596,944
CECO Environmental Corp. *	64,797	351,200
Charah Solutions, Inc. *	19,137	30,811
Cimpress plc *	40,101	2,918,952
CompX International, Inc.	4,133	56,953
Covanta Holding Corp.	252,833	1,967,041
CRA International, Inc.	15,979	673,195
Deluxe Corp.	90,526	2,550,117
Ennis, Inc.	55,005	1,023,643
Exponent, Inc.	110,848	7,795,940
Forrester Research, Inc. *	22,844	715,017
Franklin Covey Co. *	20,737	430,293
FTI Consulting, Inc. *	79,812	10,164,856
GP Strategies Corp. *	29,038	231,142
Harsco Corp. *	167,307	1,669,724
Healthcare Services Group, Inc.	159,337	4,061,500
Heidrick & Struggles International, Inc.	39,990	897,376
Heritage-Crystal Clean, Inc. *	32,808	602,027
Herman Miller, Inc.	126,149	2,843,398
HNI Corp.	91,935	2,237,698
Huron Consulting Group, Inc. *	48,142	2,697,878
ICF International, Inc.	38,862	2,857,911
InnerWorkings, Inc. *	95,599	169,210
Insperity, Inc.	79,212	3,779,205
Interface, Inc.	124,328	1,148,791
Kelly Services, Inc., Class A	71,596	1,106,158
Kforce, Inc.	43,516	1,303,304
Kimball International, Inc., Class B	77,062	945,551
Knoll, Inc.	105,374	1,228,661
Korn Ferry	118,234	3,408,686
Matthews International Corp., Class A	65,256	1,562,229
McGrath RentCorp	51,877	2,829,890
Mistras Group, Inc. *	37,960	180,310
Mobile Mini, Inc.	94,059	2,687,266
MSA Safety, Inc.	75,649	8,512,782
NL Industries, Inc.	20,253	67,848
PICO Holdings, Inc. *	37,639	322,190
Pitney Bowes, Inc.	370,643	1,308,370
Quad Graphics, Inc.	67,519	251,171
Resources Connection, Inc.	65,960	717,645
RR Donnelley & Sons Co.	148,636	254,168
SP Plus Corp. *	48,749	1,028,116
Steelcase, Inc., Class A	188,850	2,067,907
Team, Inc. *	65,585	404,659
Tetra Tech, Inc.	116,951	8,804,071
The Brink's Co.	107,015	5,470,607
TriNet Group, Inc. *	94,020	4,604,159

18
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TrueBlue, Inc. *	83,349	1,294,410
U.S. Ecology, Inc.	51,710	1,695,054
UniFirst Corp.	32,428	5,452,768
Upwork, Inc. *	123,998	1,032,903
Viad Corp.	43,025	1,031,309
VSE Corp.	18,731	360,010
Willdan Group, Inc. *	21,199	537,607
		142,688,039

Consumer Durables & Apparel 3.0%
Acushnet Holdings Corp.	75,223	2,061,110
American Outdoor Brands Corp. *	115,244	1,090,784
Bassett Furniture Industries, Inc.	20,616	141,013
Beazer Homes USA, Inc. *	63,478	446,885
Callaway Golf Co.	200,515	2,871,375
Casper Sleep, Inc. *	14,978	104,097
Cavco Industries, Inc. *	18,480	2,858,486
Centric Brands, Inc. *	34,283	28,469
Century Communities, Inc. *	60,871	1,303,857
Clarus Corp.	51,175	546,549
Crocs, Inc. *	147,958	3,587,981
Culp, Inc.	23,369	166,154
Deckers Outdoor Corp. *	60,208	8,956,542
Delta Apparel, Inc. *	12,973	167,092
Escalade, Inc.	22,596	193,196
Ethan Allen Interiors, Inc.	49,925	564,652
Flexsteel Industries, Inc.	15,605	149,808
Fossil Group, Inc. *	99,605	394,436
G-III Apparel Group Ltd. *	94,445	1,070,062
GoPro, Inc., Class A *	276,229	972,326
Green Brick Partners, Inc. *	51,228	456,441
Hamilton Beach Brands Holding Co., Class A	13,478	177,775
Helen of Troy Ltd. *	53,834	8,843,849
Hooker Furniture Corp.	24,626	369,144
Installed Building Products, Inc. *	48,612	2,397,058
iRobot Corp. *(a)	59,460	3,624,682
Johnson Outdoors, Inc., Class A	11,382	778,074
KB Home	186,118	4,883,736
Kontoor Brands, Inc. *	94,670	1,837,545
La-Z-Boy, Inc.	96,174	2,255,280
Legacy Housing Corp. *	12,206	119,375
LGI Homes, Inc. *	42,999	2,604,879
Lifetime Brands, Inc.	25,133	143,258
M.D.C. Holdings, Inc.	108,377	3,170,027
M/I Homes, Inc. *	57,712	1,469,348
Malibu Boats, Inc., Class A *	43,771	1,504,847
Marine Products Corp.	15,402	149,707
MasterCraft Boat Holdings, Inc. *	38,865	406,139
Meritage Homes Corp. *	77,718	4,084,858
Movado Group, Inc.	33,816	348,643
Oxford Industries, Inc.	35,627	1,493,484
Purple Innovation, Inc. *	17,891	179,983
Rocky Brands, Inc.	14,917	319,970
Skyline Champion Corp. *	107,949	2,127,675
Sonos, Inc. *	171,480	1,752,526
Steven Madden Ltd.	179,935	4,510,970
Sturm, Ruger & Co., Inc.	35,798	1,904,454
Superior Group of Cos., Inc.	22,289	194,360
Taylor Morrison Home Corp. *	280,281	4,078,089
The Lovesac Co. *	18,421	219,763
TopBuild Corp. *	71,739	6,685,357
TRI Pointe Group, Inc. *	296,924	3,408,687
Tupperware Brands Corp.	101,463	326,711
Unifi, Inc. *	30,393	314,568
Universal Electronics, Inc. *	28,947	1,194,932
Vera Bradley, Inc. *	44,872	247,245
Security	Number of Shares	Value ($)
Vince Holding Corp. *	6,386	38,124
Vista Outdoor, Inc. *	124,299	1,257,906
Wolverine World Wide, Inc.	170,729	3,498,237
YETI Holdings, Inc. *	119,411	3,296,938
ZAGG, Inc. *	59,141	195,165
		104,544,683

Consumer Services 3.2%
Adtalem Global Education, Inc. *	113,255	3,598,111
American Public Education, Inc. *	32,127	827,913
BBX Capital Corp.	138,011	292,583
Biglari Holdings, Inc., Class B *	2,048	143,340
BJ's Restaurants, Inc.	40,933	894,795
Bloomin' Brands, Inc.	186,142	2,243,011
Bluegreen Vacations Corp.	15,000	81,750
Boyd Gaming Corp.	172,969	2,886,853
Brinker International, Inc.	80,322	1,869,896
Carriage Services, Inc.	35,635	535,238
Carrols Restaurant Group, Inc. *	74,545	272,089
Century Casinos, Inc. *	57,453	260,549
Chegg, Inc. *	253,808	10,850,292
Churchill Downs, Inc.	75,367	7,553,281
Chuy's Holdings, Inc. *	35,783	599,723
Collectors Universe, Inc.	19,027	418,023
Cracker Barrel Old Country Store, Inc.	51,527	5,018,730
Dave & Buster's Entertainment, Inc.	66,603	975,068
Del Taco Restaurants, Inc. *	60,708	356,963
Denny's Corp. *	124,263	1,400,444
Dine Brands Global, Inc.	34,292	1,522,222
Drive Shack, Inc. *	127,717	168,586
El Pollo Loco Holdings, Inc. *	41,524	507,839
Eldorado Resorts, Inc. *(a)	141,458	3,032,859
Everi Holdings, Inc. *	170,659	844,762
Fiesta Restaurant Group, Inc. *	49,435	359,640
Golden Entertainment, Inc. *	36,093	340,718
Houghton Mifflin Harcourt Co. *	220,280	352,448
Inspired Entertainment, Inc. *	18,366	47,201
J Alexander's Holdings, Inc. *	27,760	146,850
Jack in the Box, Inc.	49,592	2,990,398
K12, Inc. *	84,210	1,912,409
Kura Sushi USA, Inc., Class A *	7,069	118,971
Laureate Education, Inc., Class A *	241,348	2,285,566
Lindblad Expeditions Holdings, Inc. *	49,210	328,723
Marriott Vacations Worldwide Corp.	88,794	7,369,902
Monarch Casino & Resort, Inc. *	24,636	821,364
Nathan's Famous, Inc.	6,214	349,662
Noodles & Co. *	60,223	376,394
OneSpaWorld Holdings Ltd.	95,787	623,573
Papa John's International, Inc.	47,394	3,408,576
Penn National Gaming, Inc. *	235,521	4,196,984
Perdoceo Education Corp. *	147,844	1,921,972
PlayAGS, Inc. *	55,864	245,243
Potbelly Corp. *	43,800	151,110
RCI Hospitality Holdings, Inc.	19,112	239,473
Red Lion Hotels Corp. *	49,311	79,391
Red Robin Gourmet Burgers, Inc. *	27,032	395,478
Red Rock Resorts, Inc., Class A	150,579	1,650,346
Regis Corp. *	49,221	611,325
Ruth's Hospitality Group, Inc.	58,246	655,559
Scientific Games Corp., Class A *	119,719	1,509,657
SeaWorld Entertainment, Inc. *	101,110	1,485,306
Select Interior Concepts, Inc., Class A *	44,804	143,373
Shake Shack, Inc., Class A *	62,216	3,391,394
Strategic Education, Inc.	45,718	7,282,877
Target Hospitality Corp. *	68,698	138,770
Texas Roadhouse, Inc.	141,575	6,666,767
The Cheesecake Factory, Inc.	89,287	1,990,207

19
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Twin River Worldwide Holdings, Inc.	37,218	587,300
Wingstop, Inc.	62,912	7,377,690
WW International, Inc. *	99,972	2,550,286
		112,257,823

Diversified Financials 3.1%
AG Mortgage Investment Trust, Inc. (a)	68,641	218,965
Alerus Financial Corp.	6,417	109,089
Anworth Mortgage Asset Corp.	208,768	359,081
Apollo Commercial Real Estate Finance, Inc.	331,373	2,700,690
Ares Commercial Real Estate Corp.	66,668	516,677
Ares Management Corp., Class A	153,294	5,143,014
Arlington Asset Investment Corp., Class A	76,087	215,326
ARMOUR Residential REIT, Inc.	126,431	1,117,650
Artisan Partners Asset Management, Inc., Class A	107,060	3,151,846
Assetmark Financial Holdings, Inc. *	29,250	701,708
Associated Capital Group, Inc., Class A	4,096	156,754
B. Riley Financial, Inc.	44,414	883,394
Banco Latinoamericano de Comercio Exterior, S.A., Class E	66,777	762,593
Blackstone Mortgage Trust, Inc., Class A	274,442	6,457,620
Blucora, Inc. *	104,442	1,469,499
BrightSphere Investment Group, Inc. *	141,577	1,049,086
Cannae Holdings, Inc. *	158,324	4,995,122
Capstead Mortgage Corp.	201,435	1,045,448
Cherry Hill Mortgage Investment Corp.	34,615	240,920
Cohen & Steers, Inc.	48,791	2,817,192
Colony Credit Real Estate, Inc.	172,937	831,827
Cowen, Inc., Class A	61,402	672,352
Curo Group Holdings Corp.	32,966	307,243
Diamond Hill Investment Group, Inc.	6,672	730,984
Donnelley Financial Solutions, Inc. *	65,433	476,352
Dynex Capital, Inc.	47,824	684,361
Elevate Credit, Inc. *	49,529	92,619
Ellington Financial, Inc.	84,591	878,901
Encore Capital Group, Inc. *	66,359	1,724,007
Enova International, Inc. *	69,463	1,114,187
Exantas Capital Corp.	63,695	188,537
EZCORP, Inc., Class A *	107,855	603,988
Federated Hermes, Inc.	206,613	4,704,578
FGL Holdings	311,760	3,236,069
FirstCash, Inc.	88,329	6,345,555
Focus Financial Partners, Inc., Class A *	65,790	1,569,749
GAIN Capital Holdings, Inc.	40,142	262,529
GAMCO Investors, Inc., Class A	10,553	136,556
Granite Point Mortgage Trust, Inc.	115,946	577,411
Great Ajax Corp.	37,995	330,557
Green Dot Corp., Class A *	103,674	3,162,057
Greenhill & Co., Inc.	32,141	342,944
GWG Holdings, Inc. *(a)	6,185	53,067
Hamilton Lane, Inc., Class A	47,177	3,059,428
Houlihan Lokey, Inc.	90,094	5,349,782
INTL. FCStone, Inc. *	34,267	1,369,309
Invesco Mortgage Capital, Inc. (a)	357,456	1,086,666
KKR Real Estate Finance Trust, Inc.	53,266	840,538
Ladder Capital Corp. REIT	220,506	1,753,023
LendingClub Corp. *	144,381	1,107,402
Marlin Business Services Corp.	18,213	193,786
Medallion Financial Corp. *	43,496	125,269
Moelis & Co., Class A	101,590	3,034,493
Nelnet, Inc., Class A	38,323	1,845,252
New York Mortgage Trust, Inc.	811,835	1,769,800
On Deck Capital, Inc. *	128,805	155,854
Oportun Financial Corp. *	15,398	115,177
Oppenheimer Holdings, Inc., Class A	20,082	413,288
Security	Number of Shares	Value ($)
Orchid Island Capital, Inc.	141,820	558,771
PennyMac Mortgage Investment Trust	212,133	2,206,183
Piper Sandler Cos.	28,474	1,535,033
PJT Partners, Inc., Class A	48,591	2,363,466
PRA Group, Inc. *	96,420	2,674,691
Pzena Investment Management, Inc., Class A	37,290	183,467
Ready Capital Corp.	81,397	542,918
Redwood Trust, Inc.	238,674	978,563
Regional Management Corp. *	18,036	287,494
Safeguard Scientifics, Inc.	40,567	287,620
Sculptor Capital Management, Inc.	36,523	535,427
Siebert Financial Corp. *(a)	18,635	106,220
Silvercrest Asset Management Group, Inc., Class A	17,798	181,184
Stifel Financial Corp.	142,381	6,304,631
TPG RE Finance Trust, Inc.	107,621	827,606
Value Line, Inc.	2,468	76,459
Virtus Investment Partners, Inc.	13,973	1,135,586
Waddell & Reed Financial, Inc., Class A	146,216	2,127,443
Western Asset Mortgage Capital Corp.	109,517	334,027
Westwood Holdings Group, Inc.	17,318	398,834
WisdomTree Investments, Inc.	288,959	936,227
World Acceptance Corp. *	11,879	805,990
		110,745,011

Energy 2.1%
Abraxas Petroleum Corp. *	333,304	104,891
Altus Midstream Co., Class A *	104,732	79,596
Amplify Energy Corp.	27,233	35,948
Arch Coal, Inc., Class A	32,588	951,244
Archrock, Inc.	278,990	1,341,942
Ardmore Shipping Corp.	70,378	463,087
Berry Corp.	132,904	455,861
Bonanza Creek Energy, Inc. *	41,125	718,043
Brigham Minerals, Inc., Class A	60,033	773,825
Cactus, Inc., Class A	100,851	1,793,131
California Resources Corp. *(a)	103,459	289,685
Callon Petroleum Co. *	810,227	761,370
Chaparral Energy, Inc., Class A *	64,581	31,619
Clean Energy Fuels Corp. *	294,217	634,038
CNX Resources Corp. *	399,652	4,236,311
Comstock Resources, Inc. *	33,047	253,140
CONSOL Energy, Inc. *	55,112	418,300
Covia Holdings Corp. *	86,510	56,232
CVR Energy, Inc.	63,857	1,522,989
Delek US Holdings, Inc.	158,772	3,707,326
Denbury Resources, Inc. *	1,014,922	360,805
DHT Holdings, Inc.	237,224	1,722,246
Diamond S Shipping, Inc. *	57,777	717,013
DMC Global, Inc.	30,647	790,999
Dorian LPG Ltd. *	57,919	549,651
Dril-Quip, Inc. *	77,748	2,575,791
Earthstone Energy, Inc., Class A *	41,977	96,967
Energy Fuels, Inc. *(a)	211,470	376,417
Era Group, Inc. *	41,076	210,309
Evolution Petroleum Corp.	57,315	170,226
Exterran Corp. *	61,225	416,330
Extraction Oil & Gas, Inc. *	177,936	94,235
Falcon Minerals Corp.	83,507	204,175
Forum Energy Technologies, Inc. *	172,262	74,073
Frank's International N.V. *	231,489	562,518
FTS International, Inc. *	70,517	28,912
GasLog Ltd.	89,959	415,611
Geospace Technologies Corp. *	27,899	173,253
Golar LNG Ltd.	203,475	1,442,638
Goodrich Petroleum Corp. *	18,729	159,384

20
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Green Plains, Inc.	72,392	424,941
Gulfport Energy Corp. *	342,824	875,915
Hallador Energy Co.	42,080	32,052
Helix Energy Solutions Group, Inc. *	309,992	787,380
HighPoint Resources Corp. *	233,382	77,389
Independence Contract Drilling, Inc. *(a)	4,818	37,532
International Seaways, Inc.	54,157	1,310,599
KLX Energy Services Holdings, Inc. *	46,628	60,616
Laredo Petroleum, Inc. *	386,265	421,029
Liberty Oilfield Services, Inc., Class A	112,237	529,759
Magnolia Oil & Gas Corp., Class A *	216,070	1,397,973
Mammoth Energy Services, Inc.	25,335	21,281
Matador Resources Co. *(a)	236,912	1,667,861
Matrix Service Co. *	56,139	586,091
Montage Resources Corp. *	44,440	303,525
Nabors Industries Ltd.	14,878	219,153
NACCO Industries, Inc., Class A	7,792	273,889
National Energy Services Reunited Corp. *	49,966	255,326
Natural Gas Services Group, Inc. *	26,975	171,291
NCS Multistage Holdings, Inc. *	24,476	16,399
Newpark Resources, Inc. *	186,755	285,735
NextDecade Corp. *	27,447	45,837
NexTier Oilfield Solutions, Inc. *	340,316	789,533
Nine Energy Service, Inc. *(a)	33,083	47,970
Noble Corp. plc *	524,241	135,254
Nordic American Tankers Ltd. (a)	298,659	1,797,927
Northern Oil & Gas, Inc. *	648,946	543,298
Oasis Petroleum, Inc. *	673,128	473,815
Oceaneering International, Inc. *	214,426	1,102,150
Oil States International, Inc. *	126,420	434,885
Overseas Shipholding Group, Inc., Class A *	142,340	355,850
Pacific Drilling S.A. *	62,142	39,821
Panhandle Oil & Gas, Inc., Class A	32,554	140,959
Par Pacific Holdings, Inc. *	77,124	749,645
PDC Energy, Inc. *	213,966	2,779,418
Peabody Energy Corp.	140,268	475,509
Penn Virginia Corp. *	29,324	184,448
PrimeEnergy Resources Corp. *	1,079	67,416
ProPetro Holding Corp. *	170,009	720,838
QEP Resources, Inc.	504,686	497,620
Renewable Energy Group, Inc. *	78,695	1,952,423
REX American Resources Corp. *	12,199	725,597
RigNet, Inc. *	31,747	42,858
Ring Energy, Inc. *	128,602	115,909
Rosehill Resources, Inc. *	21,663	9,878
RPC, Inc.	123,103	419,781
SandRidge Energy, Inc. *	63,258	125,883
Scorpio Tankers, Inc.	94,882	2,076,967
SEACOR Holdings, Inc. *	37,505	1,059,891
SEACOR Marine Holdings, Inc. *	41,879	131,081
Seadrill Ltd. *	122,010	69,985
Select Energy Services, Inc., Class A *	124,493	597,566
SFL Corp., Ltd.	173,972	1,964,144
SilverBow Resources, Inc. *(a)	14,100	76,281
SM Energy Co.	236,293	956,987
Smart Sand, Inc. *	48,150	39,965
Solaris Oilfield Infrastructure, Inc., Class A	65,574	448,526
Southwestern Energy Co. *	1,166,116	3,766,555
Talos Energy, Inc. *	43,032	490,134
Teekay Corp. *	147,560	548,923
Teekay Tankers Ltd., Class A *	51,106	1,037,963
Tellurian, Inc. *(a)	199,201	282,865
TETRA Technologies, Inc. *	255,659	124,327
Tidewater, Inc. *	86,319	497,197
U.S. Well Services, Inc. *	41,722	19,263
Unit Corp. *	110,436	37,327
Uranium Energy Corp. *	391,259	430,385
Security	Number of Shares	Value ($)
US Silica Holdings, Inc.	154,675	296,976
W&T Offshore, Inc. *	201,111	557,077
Whiting Petroleum Corp. *(a)	195,630	246,494
World Fuel Services Corp.	138,364	3,459,100
		73,516,368

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	239,048	6,289,353
HF Foods Group, Inc. *(a)	46,536	378,338
Ingles Markets, Inc., Class A	30,472	1,244,172
Natural Grocers by Vitamin Cottage, Inc.	19,294	217,443
Performance Food Group Co. *	274,074	8,044,072
PriceSmart, Inc.	48,140	3,058,816
Rite Aid Corp. *	118,186	1,693,605
SpartanNash, Co.	77,329	1,326,192
The Andersons, Inc.	67,682	1,148,563
The Chefs' Warehouse, Inc. *	52,071	733,160
United Natural Foods, Inc. *	115,043	1,224,057
Village Super Market, Inc., Class A	17,424	418,699
Weis Markets, Inc.	20,601	1,030,668
		26,807,138

Food, Beverage & Tobacco 1.9%
22nd Century Group, Inc. *	239,180	224,877
Alico, Inc.	11,041	323,612
B&G Foods, Inc. (a)	135,977	2,640,673
Bridgford Foods Corp. *	3,608	65,738
Cal-Maine Foods, Inc. *	67,490	2,801,510
Calavo Growers, Inc.	34,729	2,014,282
Celsius Holdings, Inc. *(a)	64,739	324,990
Coca-Cola Consolidated, Inc.	10,078	2,373,067
Craft Brew Alliance, Inc. *	24,241	366,039
Darling Ingredients, Inc. *	351,986	7,247,392
Farmer Bros Co. *	22,152	204,684
Fresh Del Monte Produce, Inc.	65,720	1,873,677
Freshpet, Inc. *	73,775	5,563,373
Hostess Brands, Inc. *	255,838	3,075,173
J&J Snack Foods Corp.	32,378	4,112,977
John B. Sanfilippo & Son, Inc.	18,473	1,517,187
Lancaster Colony Corp.	40,485	5,450,496
Landec Corp. *	56,470	629,640
Limoneira Co.	33,022	440,844
MGP Ingredients, Inc.	28,069	1,059,043
National Beverage Corp. *(a)	25,443	1,278,002
New Age Beverages Corp. *(a)	158,455	223,422
Pyxus International, Inc. *	17,377	45,528
Sanderson Farms, Inc.	42,618	5,802,015
Seneca Foods Corp., Class A *	14,091	506,994
The Boston Beer Co., Inc., Class A *	17,903	8,351,929
The Simply Good Foods Co. *	176,830	3,333,245
Tootsie Roll Industries, Inc.	35,995	1,264,504
Turning Point Brands, Inc.	17,459	406,795
Universal Corp.	51,917	2,511,225
Vector Group Ltd.	237,799	2,544,449
		68,577,382

Health Care Equipment & Services 8.9%
1Life Healthcare, Inc. *	41,119	1,014,406
Accuray, Inc. *	195,332	436,567
Addus HomeCare Corp. *	26,676	2,161,290
Allscripts Healthcare Solutions, Inc. *	346,772	2,254,018
Alphatec Holdings, Inc. *	82,951	375,768
Amedisys, Inc. *	67,208	12,377,025
American Renal Associates Holdings, Inc. *	38,732	289,715

21
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	98,633	4,633,778
AngioDynamics, Inc. *	79,661	830,864
Antares Pharma, Inc. *	349,444	1,132,199
Apollo Medical Holdings, Inc. *	17,988	279,534
Apyx Medical Corp. *	69,640	236,776
AtriCure, Inc. *	81,492	3,513,935
Atrion Corp.	3,069	1,939,086
Avalon GloboCare Corp. *(a)	44,971	82,747
Avanos Medical, Inc. *	101,404	3,148,594
AxoGen, Inc. *	73,398	715,631
Axonics Modulation Technologies, Inc. *(a)	39,620	1,276,160
BioLife Solutions, Inc. *	15,598	170,486
BioSig Technologies, Inc. *(a)	32,972	255,863
BioTelemetry, Inc. *	71,165	3,324,117
Brookdale Senior Living, Inc. *	396,034	1,429,683
Cardiovascular Systems, Inc. *	74,011	3,108,462
Castlight Health, Inc., Class B *	211,677	155,159
Catasys, Inc. *(a)	14,994	456,417
Cerus Corp. *	336,989	2,072,482
Community Health Systems, Inc. *	187,032	566,707
Computer Programs & Systems, Inc.	27,598	663,180
ConforMIS, Inc. *	132,984	102,225
CONMED Corp.	58,383	4,315,088
CorVel Corp. *	19,049	1,003,692
Cross Country Healthcare, Inc. *	77,861	489,746
CryoLife, Inc. *	78,292	1,748,260
CryoPort, Inc. *	67,867	1,278,614
Cutera, Inc. *	30,777	413,951
CytoSorbents Corp. *	65,379	559,644
ElectroCore, Inc. *(a)	24,895	23,902
Enzo Biochem, Inc. *	92,538	279,465
Evolent Health, Inc., Class A *	159,584	1,150,601
Exagen, Inc. *	7,122	111,103
Genesis Healthcare, Inc. *	176,810	153,825
GenMark Diagnostics, Inc. *	117,969	1,475,792
Glaukos Corp. *	83,395	3,059,763
Globus Medical, Inc., Class A *	162,924	7,732,373
Haemonetics Corp. *	108,220	12,313,272
Hanger, Inc. *	77,640	1,425,470
Health Catalyst, Inc. *	40,913	1,091,150
HealthEquity, Inc. *	148,463	8,354,013
HealthStream, Inc. *	55,852	1,274,822
Heska Corp. *	15,101	1,069,151
HMS Holdings Corp. *	188,076	5,393,079
Inogen, Inc. *	39,144	1,957,200
Inovalon Holdings, Inc., Class A *	155,799	2,726,482
Inspire Medical Systems, Inc. *	28,822	2,065,385
Integer Holdings Corp. *	69,666	5,187,330
IntriCon Corp. *	17,104	225,773
Invacare Corp.	71,312	536,266
iRadimed Corp. *	9,441	205,436
iRhythm Technologies, Inc. *	56,753	5,995,387
Lantheus Holdings, Inc. *	83,009	1,083,267
LeMaitre Vascular, Inc.	35,007	997,349
LHC Group, Inc. *	64,487	8,382,665
LivaNova plc *	104,082	5,528,836
Livongo Health, Inc. *	110,291	4,412,743
Magellan Health, Inc. *	47,084	2,859,411
Meridian Bioscience, Inc. *	90,565	1,086,780
Merit Medical Systems, Inc. *	114,830	4,687,361
Mesa Laboratories, Inc.	8,581	2,042,278
Misonix, Inc. *	19,355	243,679
National HealthCare Corp.	26,211	1,792,046
National Research Corp.	25,864	1,334,324
Natus Medical, Inc. *	72,258	1,805,727
Neogen Corp. *	111,101	6,953,812
Neuronetics, Inc. *	28,082	70,205
Nevro Corp. *	64,119	7,542,959
Security	Number of Shares	Value ($)
NextGen Healthcare, Inc. *	117,352	1,238,064
Novocure Ltd. *	186,200	12,251,960
NuVasive, Inc. *	111,285	6,775,031
Omnicell, Inc. *	88,757	6,470,385
OptimizeRx Corp. *	28,965	269,664
Option Care Health, Inc. *	65,507	936,750
OraSure Technologies, Inc. *	131,925	2,102,884
Orthofix Medical, Inc. *	38,927	1,379,962
OrthoPediatrics Corp. *	21,335	1,042,215
Owens & Minor, Inc.	132,687	939,424
Patterson Cos., Inc.	178,989	3,271,919
PetIQ, Inc. *	42,524	1,216,186
Phreesia, Inc. *	58,602	1,487,905
Progyny, Inc. *(a)	25,156	589,405
Pulse Biosciences, Inc. *	23,993	269,441
Quidel Corp. *	76,668	10,656,852
R1 RCM, Inc. *	221,866	2,289,657
RadNet, Inc. *	89,687	1,266,380
Rockwell Medical, Inc. *(a)	138,772	323,339
RTI Surgical Holdings, Inc. *	119,877	324,267
Schrodinger, Inc. *	29,618	1,374,275
SeaSpine Holdings Corp. *	46,206	475,922
Select Medical Holdings Corp. *	235,658	4,022,682
Senseonics Holdings, Inc. *	257,655	146,863
Shockwave Medical, Inc. *	54,615	2,191,154
SI-BONE, Inc. *	40,671	657,650
Sientra, Inc. *	79,485	182,816
Silk Road Medical, Inc. *	34,537	1,446,410
Simulations Plus, Inc.	25,766	980,396
Soliton, Inc. *(a)	11,097	100,206
STAAR Surgical Co. *	95,302	3,651,973
Surgery Partners, Inc. *	52,025	613,895
Surmodics, Inc. *	28,259	1,076,668
Tabula Rasa HealthCare, Inc. *	41,824	2,649,132
Tactile Systems Technology, Inc. *	39,345	2,030,989
Tandem Diabetes Care, Inc. *	120,156	9,586,046
Teladoc Health, Inc. *	154,748	25,469,973
Tenet Healthcare Corp. *	220,553	4,450,760
The Ensign Group, Inc.	108,418	4,055,917
The Joint Corp. *	27,437	331,988
The Pennant Group, Inc. *	54,576	1,080,059
The Providence Service Corp. *	25,020	1,451,410
Tivity Health, Inc. *	103,074	924,574
TransEnterix, Inc. *(a)	43,951	18,226
TransMedics Group, Inc. *	30,226	546,788
Triple-S Management Corp., Class B *	49,555	838,966
U.S. Physical Therapy, Inc.	26,996	2,038,198
Utah Medical Products, Inc.	7,557	627,231
Vapotherm, Inc. *	32,195	652,915
Varex Imaging Corp. *	80,651	2,107,411
ViewRay, Inc. *	223,555	464,994
Vocera Communications, Inc. *	66,778	1,266,111
Wright Medical Group N.V. *	270,233	7,869,185
Zynex, Inc. *(a)	33,352	588,996
		314,514,820

Household & Personal Products 0.6%
BellRing Brands, Inc., Class A *	85,197	1,493,503
Central Garden & Pet Co. *	21,593	711,273
Central Garden & Pet Co., Class A *	86,254	2,622,984
Edgewell Personal Care Co. *	115,837	3,198,260
elf Beauty, Inc. *	55,782	729,071
Inter Parfums, Inc.	37,673	1,683,606
Lifevantage Corp. *	29,459	456,615
Medifast, Inc.	23,706	1,798,811
Nature's Sunshine Products, Inc. *	18,214	160,283
Oil-Dri Corp. of America	11,527	430,995

22
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Revlon, Inc., Class A *(a)	14,442	192,368
USANA Health Sciences, Inc. *	26,868	2,397,163
WD-40 Co.	29,428	5,128,712
Youngevity International, Inc. *	17,188	28,360
		21,032,004

Insurance 2.3%
Ambac Financial Group, Inc. *	97,742	1,681,162
American Equity Investment Life Holding Co.	193,277	4,062,682
AMERISAFE, Inc.	40,899	2,604,039
Argo Group International Holdings Ltd.	70,031	2,476,296
Benefytt Technologies, Inc. *(a)	20,581	537,781
BRP Group, Inc., Class A *	37,513	375,880
Citizens, Inc. *	107,469	597,528
CNO Financial Group, Inc.	317,510	4,464,191
Crawford & Co., Class A	34,321	244,365
Donegal Group, Inc., Class A	21,646	309,971
eHealth, Inc. *	48,854	5,212,722
Employers Holdings, Inc.	67,432	2,047,910
Enstar Group Ltd. *	24,637	3,563,003
FBL Financial Group, Inc., Class A	20,877	815,873
FedNat Holding Co.	24,276	294,225
Genworth Financial, Inc., Class A *	1,084,117	3,935,345
Global Indemnity Ltd.	17,487	430,005
Goosehead Insurance, Inc., Class A *	24,604	1,381,269
Greenlight Capital Re Ltd., Class A *	61,932	403,797
Hallmark Financial Services, Inc. *	28,193	121,794
HCI Group, Inc.	13,090	545,198
Heritage Insurance Holdings, Inc.	56,998	646,357
Horace Mann Educators Corp.	88,559	3,113,734
Independence Holding Co.	10,385	287,249
Investors Title Co.	2,940	393,666
James River Group Holdings Ltd.	63,245	2,243,933
Kinsale Capital Group, Inc.	43,788	4,756,253
MBIA, Inc. *	162,985	1,326,698
National General Holdings Corp.	145,409	2,767,133
National Western Life Group, Inc., Class A	4,927	949,581
NI Holdings, Inc. *	20,281	273,996
Palomar Holdings, Inc. *	39,609	2,317,126
ProAssurance Corp.	114,161	2,441,904
ProSight Global, Inc. *	19,079	159,500
Protective Insurance Corp., Class B	19,116	298,592
RLI Corp.	85,563	6,231,553
Safety Insurance Group, Inc.	31,630	2,660,716
Selective Insurance Group, Inc.	125,335	6,283,044
State Auto Financial Corp.	37,107	931,015
Stewart Information Services Corp.	50,196	1,599,245
Third Point Reinsurance Ltd. *	158,684	1,180,609
Tiptree, Inc.	53,210	340,012
Trupanion, Inc. *	61,724	1,846,165
United Fire Group, Inc.	45,413	1,298,812
United Insurance Holdings Corp.	43,428	371,309
Universal Insurance Holdings, Inc.	63,816	1,163,366
Watford Holdings Ltd. *	37,755	466,274
		82,452,878

Materials 3.4%
Advanced Emissions Solutions, Inc.	34,706	257,866
AdvanSix, Inc. *	60,386	735,501
Allegheny Technologies, Inc. *	269,856	2,026,619
American Vanguard Corp.	62,143	781,138
Amyris, Inc. *(a)	126,542	341,663
Balchem Corp.	68,969	6,154,794
Boise Cascade Co.	83,053	2,597,067
Carpenter Technology Corp.	101,190	2,243,382
Security	Number of Shares	Value ($)
Century Aluminum Co. *	107,049	465,663
Chase Corp.	15,683	1,478,280
Clearwater Paper Corp. *	34,628	828,994
Cleveland-Cliffs, Inc. (a)	845,930	3,705,173
Coeur Mining, Inc. *	510,811	2,150,514
Commercial Metals Co.	252,495	4,024,770
Compass Minerals International, Inc.	73,086	3,592,908
Contura Energy, Inc. *	37,821	144,476
Ferro Corp. *	174,816	1,742,916
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	99,306
Forterra, Inc. *	39,177	319,684
FutureFuel Corp.	55,848	579,702
GCP Applied Technologies, Inc. *	115,840	1,983,181
Gold Resource Corp.	129,772	535,958
Greif, Inc., Class A	55,960	1,896,484
Greif, Inc., Class B	12,449	494,848
H.B. Fuller Co.	109,087	4,013,311
Hawkins, Inc.	20,984	785,431
Haynes International, Inc.	26,521	586,114
Hecla Mining Co.	1,111,048	2,922,056
Ingevity Corp. *	90,112	4,678,615
Innospec, Inc.	52,035	3,773,578
Intrepid Potash, Inc. *	204,632	197,081
Kaiser Aluminum Corp.	33,792	2,440,796
Koppers Holdings, Inc. *	39,687	625,467
Kraton Corp. *	67,849	1,059,123
Kronos Worldwide, Inc.	49,483	469,594
Livent Corp. *	314,076	1,947,271
Louisiana-Pacific Corp.	241,603	4,832,060
LSB Industries, Inc. *	49,037	97,584
Marrone Bio Innovations, Inc. *	126,447	92,332
Materion Corp.	43,550	2,253,277
Minerals Technologies, Inc.	73,894	3,254,292
Myers Industries, Inc.	76,644	947,320
Neenah, Inc.	35,846	1,751,436
Novagold Resources, Inc. *	496,115	5,551,527
Olympic Steel, Inc.	19,559	184,637
Orion Engineered Carbons S.A.	129,604	1,180,692
P.H. Glatfelter Co.	93,881	1,370,663
PolyOne Corp.	197,366	4,596,654
PQ Group Holdings, Inc. *	81,578	956,094
Quaker Chemical Corp.	28,117	4,277,158
Ramaco Resources, Inc. *	16,927	39,948
Rayonier Advanced Materials, Inc.	103,218	183,728
Ryerson Holding Corp. *	34,841	160,965
Schnitzer Steel Industries, Inc., Class A	55,893	869,695
Schweitzer-Mauduit International, Inc.	66,134	2,130,838
Sensient Technologies Corp.	90,642	4,331,781
Stepan Co.	43,848	4,183,099
Summit Materials, Inc., Class A *	243,781	3,683,531
SunCoke Energy, Inc.	155,401	489,513
Synalloy Corp. *	17,028	150,528
TimkenSteel Corp. *	89,976	233,938
Trecora Resources *	47,256	278,810
Tredegar Corp.	56,158	925,484
Trinseo S.A.	84,205	1,721,992
Tronox Holdings plc, Class A *	196,709	1,341,555
UFP Technologies, Inc. *	14,322	615,846
United States Lime & Minerals, Inc.	4,265	341,627
US Concrete, Inc. *	33,887	649,953
Valhi, Inc.	60,161	52,984
Verso Corp., Class A *	74,195	1,030,569
Warrior Met Coal, Inc.	111,091	1,394,192
Worthington Industries, Inc.	82,944	2,193,039
		121,028,665

23
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Media & Entertainment 1.3%
AMC Entertainment Holdings, Inc., Class A (a)	110,314	542,745
Boston Omaha Corp., Class A *	22,036	357,644
Cardlytics, Inc. *	30,575	1,374,346
Cargurus, Inc. *	160,609	3,674,734
Cars.com, Inc. *	145,752	754,995
Central European Media Enterprises Ltd., Class A *	188,881	734,747
Clear Channel Outdoor Holdings, Inc. *	102,841	99,221
comScore, Inc. *	108,790	314,403
Cumulus Media, Inc., Class A *	30,258	134,043
Daily Journal Corp. *(a)	2,410	668,775
DHI Group, Inc. *	106,368	295,703
Emerald Holding, Inc.	53,276	121,469
Entercom Communications Corp., Class A	251,636	306,996
Entravision Communications Corp., Class A	124,684	182,039
Eros International plc *(a)	155,216	395,801
Eventbrite, Inc., Class A *	78,145	712,683
EverQuote, Inc., Class A *	18,763	731,194
Fluent, Inc. *	88,752	178,392
Gaia, Inc. *	22,400	203,616
Gannett Co., Inc.	247,726	279,931
Glu Mobile, Inc. *	248,164	1,935,679
Gray Television, Inc. *	195,136	2,265,529
Hemisphere Media Group, Inc. *	37,358	346,682
IMAX Corp. *	112,550	1,294,325
Lee Enterprises, Inc. *	111,206	101,898
Liberty Latin America Ltd., Class A *	100,554	1,075,928
Liberty Latin America Ltd., Class C *	242,791	2,510,459
Liberty Media Corp. - Liberty Braves, Class A *	21,331	440,272
Liberty Media Corp. - Liberty Braves, Class C *	77,155	1,550,044
Liberty TripAdvisor Holdings, Inc., Class A *	152,640	358,704
LiveXLive Media, Inc. *(a)	73,289	186,887
Loral Space & Communications, Inc. *	28,053	617,166
Marchex, Inc., Class B *	74,075	123,705
MDC Partners, Inc., Class A *	124,489	178,019
Meredith Corp.	85,592	1,269,329
MSG Networks, Inc., Class A *	92,751	1,101,882
National CineMedia, Inc.	131,524	434,029
QuinStreet, Inc. *	100,020	1,016,203
Reading International, Inc., Class A *	34,408	146,750
Saga Communications, Inc., Class A	8,051	226,394
Scholastic Corp.	63,106	1,834,492
TechTarget, Inc. *	49,721	1,159,494
TEGNA, Inc.	465,913	4,994,587
The E.W. Scripps Co., Class A	118,204	953,906
The Marcus Corp.	48,671	707,676
The Meet Group, Inc. *	149,292	921,132
Travelzoo *	11,052	61,560
Tribune Publishing Co.	36,718	314,673
TrueCar, Inc. *	229,369	587,185
WideOpenWest, Inc. *	52,022	307,970
Yelp, Inc. *	146,866	3,282,455
		44,368,491

Pharmaceuticals, Biotechnology & Life Sciences 12.8%
89bio, Inc. *(a)	6,258	147,126
Abeona Therapeutics, Inc. *	115,965	275,997
ACADIA Pharmaceuticals, Inc. *	241,196	11,652,179
Accelerate Diagnostics, Inc. *(a)	57,592	628,329
Acceleron Pharma, Inc. *	96,505	8,736,598
Security	Number of Shares	Value ($)
AcelRx Pharmaceuticals, Inc. *(a)	163,045	262,502
Acer Therapeutics, Inc. *	10,439	25,054
Aclaris Therapeutics, Inc. *	64,197	85,382
Acorda Therapeutics, Inc. *	93,321	89,821
Adamas Pharmaceuticals, Inc. *	47,230	152,553
ADMA Biologics, Inc. *	149,476	440,954
Aduro Biotech, Inc. *	138,207	382,142
Adverum Biotechnologies, Inc. *	135,499	1,605,663
Aeglea BioTherapeutics, Inc. *	55,315	429,798
Aerie Pharmaceuticals, Inc. *	90,863	1,384,752
Affimed N.V. *	156,323	342,347
Agenus, Inc. *	233,314	621,782
AgeX Therapeutics, Inc. *	44,218	37,329
Aimmune Therapeutics, Inc. *	96,569	1,653,261
Akcea Therapeutics, Inc. *	26,867	458,351
Akebia Therapeutics, Inc. *	253,080	2,049,948
Akero Therapeutics, Inc. *	17,734	361,774
Akorn, Inc. *	199,632	41,923
Albireo Pharma, Inc. *	27,105	608,778
Aldeyra Therapeutics, Inc. *	46,041	145,029
Alector, Inc. *	74,013	1,829,601
Allakos, Inc. *	41,777	2,747,256
Allogene Therapeutics, Inc. *	83,178	2,403,844
AMAG Pharmaceuticals, Inc. *(a)	73,048	586,575
Amicus Therapeutics, Inc. *	548,355	6,476,073
Amneal Pharmaceuticals, Inc. *	255,547	927,636
Amphastar Pharmaceuticals, Inc. *	77,341	1,310,930
AnaptysBio, Inc. *	53,168	830,484
Anavex Life Sciences Corp. *(a)	104,663	362,134
ANI Pharmaceuticals, Inc. *	19,746	790,037
Anika Therapeutics, Inc. *	28,421	944,430
Apellis Pharmaceuticals, Inc. *	122,665	4,203,730
Applied Therapeutics, Inc. *	17,359	620,584
Aprea Therapeutics, Inc. *	13,713	435,936
Arcus Biosciences, Inc. *	69,323	1,830,820
Arcutis Biotherapeutics, Inc. *(a)	22,124	657,525
Ardelyx, Inc. *	133,231	876,660
Arena Pharmaceuticals, Inc. *	108,119	5,294,587
Arrowhead Pharmaceuticals, Inc. *	214,526	7,386,130
Arvinas Holding Co. LLC *	45,468	2,387,070
Assembly Biosciences, Inc. *	61,378	1,074,729
Assertio Therapeutics, Inc. *	134,103	117,340
Atara Biotherapeutics, Inc. *	110,803	918,557
Athenex, Inc. *	146,626	1,310,836
Athersys, Inc. *	287,916	662,207
Atreca, Inc. Class A *	36,468	557,231
Avid Bioservices, Inc. *	118,927	725,455
Avrobio, Inc. *	50,770	653,410
Axcella Health, Inc. *	17,008	79,257
Axsome Therapeutics, Inc. *	57,876	5,499,956
Baudax Bio, Inc. *	16,841	51,786
Beam Therapeutics, Inc. *	26,005	414,780
Beyondspring, Inc. *(a)	27,305	391,827
BioCryst Pharmaceuticals, Inc. *	329,631	1,288,857
BioDelivery Sciences International, Inc. *	181,327	826,851
Biohaven Pharmaceutical Holding Co., Ltd. *	91,690	4,318,599
BioSpecifics Technologies Corp. *	13,270	755,196
Bioxcel Therapeutics, Inc. *	14,701	543,937
Black Diamond Therapeutics, Inc. *	25,849	957,447
Blueprint Medicines Corp. *	114,744	6,750,389
Bridgebio Pharma, Inc. *	160,543	4,901,378
Cabaletta Bio, Inc. *	13,898	100,760
Calithera Biosciences, Inc. *	118,111	724,020
Calyxt, Inc. *	19,347	84,353
Cara Therapeutics, Inc. *	85,993	1,274,416
CareDx, Inc. *	88,093	2,235,800
CASI Pharmaceuticals, Inc. *	105,221	195,711

24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Castle Biosciences, Inc. *	20,101	621,724
Catalyst Pharmaceuticals, Inc. *	208,262	987,162
cbdMD, Inc. *	69,380	66,834
CEL-SCI Corp. *(a)	70,009	1,232,158
Celcuity, Inc. *	12,209	73,376
Cellular Biomedicine Group, Inc. *(a)	25,626	371,577
Centogene N.V. *	4,058	79,131
Cerecor, Inc. *	49,663	117,701
Checkpoint Therapeutics, Inc. *	75,209	132,368
ChemoCentryx, Inc. *	87,333	4,629,522
Chiasma, Inc. *	71,847	371,449
Chimerix, Inc. *	99,789	229,515
ChromaDex Corp. *	87,916	439,580
Clovis Oncology, Inc. *(a)	109,124	830,434
Codexis, Inc. *	113,676	1,319,778
Coherus Biosciences, Inc. *	134,363	2,230,426
Collegium Pharmaceutical, Inc. *	69,029	1,427,520
Concert Pharmaceuticals, Inc. *	56,768	566,545
Constellation Pharmaceuticals, Inc. *	40,604	1,460,932
Corbus Pharmaceuticals Holdings, Inc. *	141,385	916,175
Corcept Therapeutics, Inc. *	205,317	2,599,313
CorMedix, Inc. *(a)	53,972	223,984
Cortexyme, Inc. *(a)	24,411	1,113,630
Crinetics Pharmaceuticals, Inc. *	23,464	391,380
Cue Biopharma, Inc. *	42,777	1,094,236
Cyclerion Therapeutics, Inc. *	49,126	190,118
Cymabay Therapeutics, Inc. *	148,258	262,417
Cytokinetics, Inc. *	119,467	1,805,146
CytomX Therapeutics, Inc. *	97,190	1,003,001
Deciphera Pharmaceuticals, Inc. *	44,924	2,604,694
Denali Therapeutics, Inc. *	111,823	2,444,451
Dicerna Pharmaceuticals, Inc. *	114,575	2,257,127
Dynavax Technologies Corp. *(a)	181,117	769,747
Eagle Pharmaceuticals, Inc. *	19,351	986,514
Editas Medicine, Inc. *	110,919	2,564,447
Eidos Therapeutics, Inc. *	24,221	1,124,823
Eiger BioPharmaceuticals, Inc. *	49,502	368,295
Eloxx Pharmaceuticals, Inc. *	53,030	154,848
Emergent BioSolutions, Inc. *	97,759	7,229,278
Enanta Pharmaceuticals, Inc. *	40,874	1,895,327
Endo International plc *	483,485	2,224,031
Enochian Biosciences, Inc. *(a)	29,338	100,336
Epizyme, Inc. *	166,482	2,740,294
Esperion Therapeutics, Inc. *(a)	54,258	2,148,617
Evelo Biosciences, Inc. *(a)	29,924	165,779
Evofem Biosciences, Inc. *(a)	29,423	139,465
Evolus, Inc. *(a)	39,243	163,251
EyePoint Pharmaceuticals, Inc. *	128,137	124,024
Fate Therapeutics, Inc. *	130,034	3,560,331
FibroGen, Inc. *	168,310	6,208,956
Five Prime Therapeutics, Inc. *	72,696	238,443
Flexion Therapeutics, Inc. *	73,542	782,487
Fluidigm Corp. *	145,992	327,022
Frequency Therapeutics, Inc. *	12,292	195,566
Fulcrum Therapeutics, Inc. *	26,769	337,825
G1 Therapeutics, Inc. *	72,939	957,689
Galectin Therapeutics, Inc. *(a)	84,431	209,811
Galera Therapeutics, Inc. *	3,658	49,968
Geron Corp. *	394,288	469,203
Global Blood Therapeutics, Inc. *	124,138	9,499,040
GlycoMimetics, Inc. *	70,362	196,310
Gossamer Bio, Inc. *	92,370	1,202,657
Gritstone Oncology, Inc. *	54,964	385,298
Halozyme Therapeutics, Inc. *	288,083	6,526,520
Harpoon Therapeutics, Inc. *	15,304	192,830
Heron Therapeutics, Inc. *	180,270	2,570,650
Homology Medicines, Inc. *	53,473	645,419
Hookipa Pharma, Inc. *	21,321	188,904
Security	Number of Shares	Value ($)
IGM Biosciences, Inc. *(a)	10,541	577,331
ImmunoGen, Inc. *	362,951	1,480,840
Immunomedics, Inc. *	407,893	12,391,789
Innoviva, Inc. *	136,687	1,938,222
Inovio Pharmaceuticals, Inc. *(a)	203,192	2,444,400
Insmed, Inc. *	190,934	4,391,482
Intellia Therapeutics, Inc. *	83,109	1,119,478
Intercept Pharmaceuticals, Inc. *	53,938	4,418,601
Intersect ENT, Inc. *	66,429	762,605
Intra-Cellular Therapies, Inc. *	113,055	1,997,682
Invitae Corp. *	185,774	3,074,560
Iovance Biotherapeutics, Inc. *	251,067	8,071,804
Ironwood Pharmaceuticals, Inc. *	334,480	3,344,800
Jounce Therapeutics, Inc. *	34,120	167,188
Kadmon Holdings, Inc. *	343,101	1,475,334
Kala Pharmaceuticals, Inc. *(a)	50,303	501,018
Kaleido Biosciences, Inc. *(a)	24,307	158,239
KalVista Pharmaceuticals, Inc. *	26,829	292,704
Karuna Therapeutics, Inc. *	22,489	1,868,386
Karyopharm Therapeutics, Inc. *	127,761	2,817,130
Kezar Life Sciences, Inc. *	65,775	309,142
Kindred Biosciences, Inc. *	78,152	392,323
Kiniksa Pharmaceuticals Ltd., Class A *	29,666	591,837
Kodiak Sciences, Inc. *	60,113	3,279,164
Krystal Biotech, Inc. *	22,664	1,069,514
Kura Oncology, Inc. *	74,419	1,082,796
La Jolla Pharmaceutical Co. *	44,342	321,923
Lannett Co., Inc. *	69,224	660,397
Lexicon Pharmaceuticals, Inc. *	90,397	170,850
Ligand Pharmaceuticals, Inc. *	36,627	3,610,323
Lineage Cell Therapeutics, Inc. *	233,687	198,634
Liquidia Technologies, Inc. *	27,919	139,037
LogicBio Therapeutics, Inc. *	18,169	103,927
Luminex Corp.	90,026	3,245,437
MacroGenics, Inc. *	103,508	745,258
Madrigal Pharmaceuticals, Inc. *	19,367	1,620,631
Magenta Therapeutics, Inc. *	40,539	330,393
Mallinckrodt plc *(a)	176,115	715,027
MannKind Corp. *	395,741	514,463
Marinus Pharmaceuticals, Inc. *	174,337	355,647
Marker Therapeutics, Inc. *(a)	56,393	155,363
MediciNova, Inc. *(a)	88,999	458,345
Medpace Holdings, Inc. *	59,166	4,724,997
MEI Pharma, Inc. *	215,553	584,149
MeiraGTx Holdings plc *	37,462	515,852
Menlo Therapeutics, Inc. *	97,759	177,921
Mersana Therapeutics, Inc. *	75,755	684,068
Millendo Therapeutics, Inc. *	26,369	44,036
Minerva Neurosciences, Inc. *	62,689	562,320
Mirati Therapeutics, Inc. *	63,729	5,419,514
Mirum Pharmaceuticals, Inc. *	11,078	187,218
Molecular Templates, Inc. *	43,351	703,587
Momenta Pharmaceuticals, Inc. *	243,120	7,706,904
Morphic Holding, Inc. *	22,713	309,124
Mustang Bio, Inc. *	57,935	159,901
MyoKardia, Inc. *	95,220	5,981,720
Myriad Genetics, Inc. *	152,642	2,359,845
NanoString Technologies, Inc. *	73,055	2,320,227
Natera, Inc. *	133,544	4,946,470
NeoGenomics, Inc. *	204,331	5,586,410
Neon Therapeutics, Inc. *(a)	30,308	87,590
NextCure, Inc. *	31,041	1,006,349
NGM Biopharmaceuticals, Inc. *	51,989	949,319
Novavax, Inc. *(a)	69,246	1,255,430
Ocular Therapeutix, Inc. *	92,413	532,299
Odonate Therapeutics, Inc. *	20,377	573,613
Omeros Corp. *	109,983	1,827,917
Oncocyte Corp. *	52,190	140,913

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OPKO Health, Inc. *(a)	829,609	1,841,732
Optinose, Inc. *	58,924	238,053
Organogenesis Holdings, Inc. *	26,401	97,948
Osmotica Pharmaceuticals plc *	19,923	79,692
Oyster Point Pharma, Inc. *(a)	11,999	352,771
Pacific Biosciences of California, Inc. *	306,784	1,013,921
Pacira BioSciences, Inc. *	87,813	3,625,799
Palatin Technologies, Inc. *	485,192	235,076
Paratek Pharmaceuticals, Inc. *	68,265	279,204
PDL BioPharma, Inc. *	244,005	827,177
Personalis, Inc. *	39,971	414,499
Pfenex, Inc. *	64,947	373,445
PhaseBio Pharmaceuticals, Inc. *	28,558	110,234
Phathom Pharmaceuticals, Inc. *(a)	23,342	789,893
Phibro Animal Health Corp., Class A	43,360	1,158,146
Pieris Pharmaceuticals, Inc. *	97,666	258,815
PolarityTE, Inc. *(a)	51,125	52,659
Portola Pharmaceuticals, Inc. *	164,153	1,162,203
Precigen, Inc. *(a)	154,675	556,830
Precision BioSciences, Inc. *	75,795	521,470
Prestige Consumer Healthcare, Inc. *	108,037	4,396,026
Prevail Therapeutics, Inc. *	29,716	429,396
Principia Biopharma, Inc. *	39,420	2,451,136
Progenics Pharmaceuticals, Inc. *	188,528	742,800
Protagonist Therapeutics, Inc. *	38,984	263,142
Prothena Corp. plc *	86,574	971,360
PTC Therapeutics, Inc. *	129,381	6,588,080
Puma Biotechnology, Inc. *	66,757	670,908
Quanterix Corp. *	28,411	744,368
Radius Health, Inc. *	96,809	1,518,933
Rapt Therapeutics, Inc. *	4,276	64,952
Reata Pharmaceuticals, Inc., Class A *	48,564	7,680,882
Recro Pharma, Inc. *	43,109	364,702
REGENXBIO, Inc. *	71,582	2,850,395
Repligen Corp. *	112,006	13,009,497
Replimune Group, Inc. *	28,839	521,697
resTORbio, Inc. *	31,120	47,614
Retrophin, Inc. *	89,037	1,355,143
Revance Therapeutics, Inc. *	110,763	2,050,223
REVOLUTION Medicines, Inc. *	30,089	940,883
Rhythm Pharmaceuticals, Inc. *	63,335	1,193,231
Rigel Pharmaceuticals, Inc. *	358,585	641,867
Rocket Pharmaceuticals, Inc. *	69,152	1,023,450
Rubius Therapeutics, Inc. *(a)	73,737	446,109
Sangamo Therapeutics, Inc. *	246,574	2,009,578
Satsuma Pharmaceuticals, Inc. *	9,470	185,612
Savara, Inc. *(a)	70,737	170,476
Scholar Rock Holding Corp. *	37,432	615,008
Seres Therapeutics, Inc. *	76,688	282,212
SIGA Technologies, Inc. *	117,052	691,777
Solid Biosciences, Inc. *	41,184	95,547
Sorrento Therapeutics, Inc. *(a)	278,088	631,260
Spectrum Pharmaceuticals, Inc. *	239,706	695,147
Spero Therapeutics, Inc. *	26,960	335,113
SpringWorks Therapeutics, Inc. *	22,146	670,138
Stemline Therapeutics, Inc. *	100,504	525,636
Stoke Therapeutics, Inc. *	36,844	774,829
Strongbridge Biopharma plc *	75,231	215,161
Supernus Pharmaceuticals, Inc. *	105,682	2,472,959
Sutro Biopharma, Inc. *	24,322	239,572
Syndax Pharmaceuticals, Inc. *	47,423	853,614
Syneos Health, Inc. *	133,480	7,446,849
Synlogic, Inc. *	32,508	67,617
Syros Pharmaceuticals, Inc. *	73,933	623,255
TCR2 Therapeutics, Inc. *	24,579	234,484
TG Therapeutics, Inc. *	184,752	2,172,684
TherapeuticsMD, Inc. *(a)	484,986	766,278
Theravance Biopharma, Inc. *	105,193	3,067,428
Security	Number of Shares	Value ($)
Tocagen, Inc. *	45,640	53,399
Translate Bio, Inc. *	74,254	953,421
Tricida, Inc. *	47,026	1,422,536
Turning Point Therapeutics, Inc. *	59,354	3,057,325
Twist Bioscience Corp. *	56,072	1,834,115
Tyme Technologies, Inc. *(a)	123,263	199,686
Ultragenyx Pharmaceutical, Inc. *	117,118	7,077,441
UNITY Biotechnology, Inc. *	60,812	394,670
UroGen Pharma Ltd. *(a)	40,564	900,926
Vanda Pharmaceuticals, Inc. *	111,965	1,287,597
VBI Vaccines, Inc. *	325,308	396,876
Veracyte, Inc. *	101,143	2,727,827
Vericel Corp. *	96,312	1,396,524
Verrica Pharmaceuticals, Inc. *	27,075	326,795
Viela Bio, Inc. *	11,621	472,161
Viking Therapeutics, Inc. *	140,832	811,192
Vir Biotechnology, Inc. *	15,278	466,132
Voyager Therapeutics, Inc. *	51,210	553,580
WaVe Life Sciences Ltd. *	49,050	425,754
X4 Pharmaceuticals, Inc. *	32,769	305,079
XBiotech, Inc. *	27,797	439,749
Xencor, Inc. *	101,310	2,961,291
Xeris Pharmaceuticals, Inc. *	76,013	205,235
Y-mAbs Therapeutics, Inc. *	50,867	1,708,114
ZIOPHARM Oncology, Inc. *	399,416	1,118,365
Zogenix, Inc. *	91,480	2,582,480
Zynerba Pharmaceuticals, Inc. *(a)	47,935	185,508
		452,447,998

Real Estate 7.2%
Acadia Realty Trust	183,366	2,271,905
Agree Realty Corp.	88,768	5,779,684
Alexander & Baldwin, Inc.	146,785	1,928,755
Alexander's, Inc.	4,575	1,442,314
Altisource Portfolio Solutions S.A. *	12,003	100,225
American Assets Trust, Inc.	103,536	2,932,140
American Finance Trust, Inc.	230,432	1,776,631
American Realty Investors, Inc. *	5,220	41,499
Armada Hoffler Properties, Inc.	120,198	1,155,103
Ashford Hospitality Trust, Inc.	190,067	156,292
Bluerock Residential Growth REIT, Inc.	50,457	293,660
Braemar Hotels & Resorts, Inc.	63,279	198,063
BRT Apartments Corp.	20,757	205,494
CareTrust REIT, Inc.	204,620	3,372,138
CatchMark Timber Trust, Inc., Class A	104,283	819,664
CBL & Associates Properties, Inc. *	362,360	104,722
Cedar Realty Trust, Inc.	182,555	191,683
Chatham Lodging Trust	98,204	737,512
CIM Commercial Trust Corp.	25,119	255,963
City Office REIT, Inc.	114,060	1,152,006
Clipper Realty, Inc.	32,804	173,861
Community Healthcare Trust, Inc.	41,229	1,533,719
Consolidated-Tomoka Land Co.	10,699	449,679
CoreCivic, Inc.	255,340	3,350,061
CorEnergy Infrastructure Trust, Inc.	28,134	341,547
CorePoint Lodging, Inc.	85,533	372,069
Cushman & Wakefield plc *	241,479	2,938,799
DiamondRock Hospitality Co. (a)	431,727	2,689,659
Diversified Healthcare Trust	509,590	1,584,825
Easterly Government Properties, Inc.	159,295	4,286,628
EastGroup Properties, Inc.	82,307	8,724,542
Essential Properties Realty Trust, Inc.	196,248	2,882,883
eXp World Holdings, Inc. *(a)	43,807	402,148
Farmland Partners, Inc.	58,802	385,741
First Industrial Realty Trust, Inc.	270,241	10,207,003
Forestar Group, Inc. *	35,318	465,844
Four Corners Property Trust, Inc.	150,406	3,367,590

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Franklin Street Properties Corp.	223,304	1,214,774
Front Yard Residential Corp.	106,467	1,214,788
FRP Holdings, Inc. *	15,123	657,699
Getty Realty Corp.	71,639	1,945,715
Gladstone Commercial Corp.	69,213	1,093,565
Gladstone Land Corp.	39,024	523,702
Global Medical REIT, Inc.	82,566	860,338
Global Net Lease, Inc.	193,132	2,779,169
Griffin Industrial Realty, Inc.	2,012	77,301
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135,814	3,801,434
Healthcare Realty Trust, Inc.	283,647	8,336,385
Hersha Hospitality Trust	72,500	379,175
Independence Realty Trust, Inc.	195,461	1,968,292
Industrial Logistics Properties Trust	139,009	2,598,078
Innovative Industrial Properties, Inc.	34,920	2,739,823
Investors Real Estate Trust	25,012	1,566,502
iStar, Inc.	126,682	1,269,354
Jernigan Capital, Inc.	47,405	625,746
Kennedy-Wilson Holdings, Inc.	262,561	3,715,238
Kite Realty Group Trust	178,024	1,821,186
Lexington Realty Trust	518,028	5,413,393
LTC Properties, Inc.	84,360	3,003,216
Mack-Cali Realty Corp.	185,651	3,005,690
Marcus & Millichap, Inc. *	49,282	1,431,642
Maui Land & Pineapple Co., Inc. *	14,430	150,794
Monmouth Real Estate Investment Corp.	202,926	2,757,764
National Health Investors, Inc.	91,311	5,027,584
National Storage Affiliates Trust	127,074	3,619,068
New Senior Investment Group, Inc.	183,431	607,157
Newmark Group, Inc., Class A	307,190	1,191,897
NexPoint Residential Trust, Inc.	42,626	1,281,764
Office Properties Income Trust	102,283	2,802,554
One Liberty Properties, Inc.	32,843	516,292
Pebblebrook Hotel Trust	278,833	3,301,383
Pennsylvania Real Estate Investment Trust (a)	143,263	144,696
Physicians Realty Trust	404,269	6,233,828
Piedmont Office Realty Trust, Inc., Class A	268,009	4,649,956
PotlatchDeltic Corp.	141,764	4,977,334
Preferred Apartment Communities, Inc., Class A	99,472	737,088
PS Business Parks, Inc.	42,861	5,532,926
QTS Realty Trust, Inc., Class A	123,324	7,711,450
Rafael Holdings, Inc., Class B *	23,703	334,449
RE/MAX Holdings, Inc., Class A	38,214	1,004,646
Realogy Holdings Corp.	243,779	1,058,001
Redfin Corp. *	191,950	4,055,903
Retail Opportunity Investments Corp.	245,493	2,382,510
Retail Value, Inc.	31,442	454,966
Rexford Industrial Realty, Inc.	243,448	9,913,203
RLJ Lodging Trust	362,815	3,370,551
RPT Realty	167,126	1,139,799
Ryman Hospitality Properties, Inc.	104,957	3,709,180
Sabra Health Care REIT, Inc.	432,401	5,543,381
Safehold, Inc.	27,250	1,573,960
Saul Centers, Inc.	25,990	847,794
Seritage Growth Properties, Class A *(a)	73,374	776,297
STAG Industrial, Inc.	320,733	8,419,241
Stratus Properties, Inc. *	12,991	217,859
Summit Hotel Properties, Inc.	221,778	1,343,975
Sunstone Hotel Investors, Inc.	480,748	4,418,074
Tanger Factory Outlet Centers, Inc. (a)	194,704	1,464,174
Tejon Ranch Co. *	45,559	624,158
Terreno Realty Corp.	141,404	7,751,767
The GEO Group, Inc.	255,186	3,235,758
The RMR Group, Inc., Class A	32,741	971,098
The St. Joe Co. *	71,689	1,311,909
Security	Number of Shares	Value ($)
Transcontinental Realty Investors, Inc. *	2,037	38,438
UMH Properties, Inc.	78,386	1,018,234
Uniti Group, Inc.	396,647	2,800,328
Universal Health Realty Income Trust	27,503	2,941,721
Urban Edge Properties	246,671	2,836,716
Urstadt Biddle Properties, Inc., Class A	63,701	930,672
Washington Prime Group, Inc. (a)	394,416	339,119
Washington Real Estate Investment Trust	176,252	4,110,197
Whitestone REIT	84,525	573,080
Xenia Hotels & Resorts, Inc.	243,059	2,357,672
		256,226,621

Retailing 2.7%
1-800-Flowers.com, Inc., Class A *	52,762	1,012,503
Aaron's, Inc.	144,840	4,621,844
Abercrombie & Fitch Co., Class A	134,650	1,424,597
America's Car-Mart, Inc. *	13,131	865,989
American Eagle Outfitters, Inc.	336,939	2,678,665
Asbury Automotive Group, Inc. *	41,422	2,795,985
Ascena Retail Group, Inc. *	15,337	22,239
At Home Group, Inc. *	101,705	239,007
Barnes & Noble Education, Inc. *	86,330	154,531
Bed Bath & Beyond, Inc. (a)	261,940	1,621,409
Big Lots, Inc.	83,779	1,964,618
Boot Barn Holdings, Inc. *	61,556	1,136,324
Caleres, Inc.	83,141	674,273
Camping World Holdings, Inc., Class A	69,466	616,163
Chico's FAS, Inc.	246,260	369,390
Citi Trends, Inc.	23,504	267,005
Conn's, Inc. *	38,216	258,340
Core-Mark Holding Co., Inc.	97,023	2,788,441
Designer Brands, Inc., Class A	131,070	832,294
Dillard’s, Inc., Class A (a)	21,318	628,455
Duluth Holdings, Inc., Class B *(a)	22,340	89,583
Express, Inc. *	130,381	269,889
Funko, Inc., Class A *	46,403	198,605
GameStop Corp., Class A *(a)	139,140	797,272
Genesco, Inc. *	30,686	580,886
GNC Holdings, Inc., Class A *	175,290	100,879
Greenlane Holdings, Inc., Class A *	21,662	69,318
Group 1 Automotive, Inc.	37,956	2,147,930
Groupon, Inc. *	972,528	1,186,484
Guess?, Inc.	99,782	932,962
Haverty Furniture Cos., Inc.	39,062	528,509
Hibbett Sports, Inc. *	37,018	571,188
Hudson Ltd., Class A *	83,630	409,787
J. Jill, Inc. *(a)	35,071	15,971
J.C. Penney Co., Inc. *	685,419	174,096
Lands' End, Inc. *	23,077	196,385
Leaf Group Ltd. *	35,960	52,142
Liquidity Services, Inc. *	57,170	285,850
Lithia Motors, Inc., Class A	48,055	5,312,961
Lumber Liquidators Holdings, Inc. *	60,192	424,354
MarineMax, Inc. *	45,266	652,283
Monro, Inc.	69,955	3,881,803
Murphy USA, Inc. *	62,450	6,669,660
National Vision Holdings, Inc. *	167,963	4,451,019
Office Depot, Inc.	1,165,368	2,587,117
OneWater Marine, Inc., Class A *	10,036	115,314
Overstock.com, Inc. *	75,505	952,873
Party City Holdco, Inc. *	114,128	86,566
PetMed Express, Inc.	42,176	1,668,904
Quotient Technology, Inc. *	161,505	1,159,606
Rent-A-Center, Inc.	105,535	2,100,674
RH *	36,241	5,210,731
RTW RetailWinds, Inc. *	67,220	20,966
Sally Beauty Holdings, Inc. *	250,422	2,431,598

27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shoe Carnival, Inc.	19,611	463,212
Shutterstock, Inc.	41,005	1,558,190
Signet Jewelers Ltd.	111,936	1,126,076
Sleep Number Corp. *	59,817	1,788,528
Sonic Automotive, Inc., Class A	52,760	1,130,647
Sportsman's Warehouse Holdings, Inc. *	89,860	643,398
Stamps.com, Inc. *	35,406	5,603,708
Stitch Fix, Inc., Class A *(a)	88,998	1,428,418
Tailored Brands, Inc. (a)	103,969	172,589
The Buckle, Inc.	62,416	955,589
The Cato Corp., Class A	48,423	545,243
The Children's Place, Inc.	31,129	920,173
The Container Store Group, Inc. *	32,932	69,157
The Michaels Cos., Inc. *	167,088	507,948
The RealReal Inc *	110,851	1,301,391
The Rubicon Project, Inc. *	210,102	1,506,431
Tilly's, Inc., Class A	47,252	278,314
Waitr Holdings, Inc. *	124,017	166,183
Weyco Group, Inc.	12,841	244,364
Winmark Corp.	5,189	778,350
Zumiez, Inc. *	43,284	915,024
		93,409,170

Semiconductors & Semiconductor Equipment 3.5%
Adesto Technologies Corp. *	58,496	693,178
Advanced Energy Industries, Inc. *	81,601	4,537,016
Alpha & Omega Semiconductor Ltd. *	43,106	518,565
Ambarella, Inc. *	69,362	3,647,054
Amkor Technology, Inc. *	210,172	2,076,499
Axcelis Technologies, Inc. *	69,114	1,614,503
AXT, Inc. *	80,595	445,690
Brooks Automation, Inc.	155,303	5,977,612
Cabot Microelectronics Corp.	62,146	7,615,371
CEVA, Inc. *	46,769	1,466,208
Cirrus Logic, Inc. *	124,800	9,434,880
Cohu, Inc.	86,435	1,428,771
Diodes, Inc. *	88,997	4,529,057
DSP Group, Inc. *	47,807	824,671
Enphase Energy, Inc. *	196,838	9,217,924
FormFactor, Inc. *	161,691	3,767,400
GSI Technology, Inc. *	34,625	267,651
Ichor Holdings Ltd. *	47,534	1,183,597
Impinj, Inc. *	35,687	801,530
Inphi Corp. *	96,344	9,301,050
Lattice Semiconductor Corp. *	270,358	6,085,759
MACOM Technology Solutions Holdings, Inc. *	98,559	3,021,819
MaxLinear, Inc. *	141,674	2,336,204
NeoPhotonics Corp. *	85,333	820,903
NVE Corp.	10,112	574,058
Onto Innovation, Inc. *	103,175	3,349,061
PDF Solutions, Inc. *	61,153	976,613
Photronics, Inc. *	136,570	1,632,012
Power Integrations, Inc.	60,657	6,208,244
Rambus, Inc. *	236,744	2,966,402
Semtech Corp. *	141,216	6,388,612
Silicon Laboratories, Inc. *	92,086	8,952,601
SiTime Corp. *	10,418	225,654
SMART Global Holdings, Inc. *	29,354	742,363
SunPower Corp. *	157,937	1,160,837
Synaptics, Inc. *	73,384	4,798,580
Ultra Clean Holdings, Inc. *	84,842	1,560,244
Veeco Instruments, Inc. *	103,881	1,135,419
Xperi Corp.	105,579	1,613,247
		123,896,859

Security	Number of Shares	Value ($)
Software & Services 7.4%
8x8, Inc. *	207,395	3,517,419
A10 Networks, Inc. *	107,558	734,621
ACI Worldwide, Inc. *	246,775	6,761,635
Agilysys, Inc. *	44,772	877,084
Alarm.com Holdings, Inc. *	78,726	3,521,414
Altair Engineering, Inc., Class A *	85,721	2,827,936
American Software, Inc., Class A	63,661	1,049,133
Appfolio, Inc., Class A *	33,662	3,698,107
Appian Corp. *(a)	73,028	3,335,189
Avaya Holdings Corp. *	205,011	2,037,809
Benefitfocus, Inc. *	63,396	686,579
Blackbaud, Inc.	104,663	5,783,677
Blackline, Inc. *	92,635	5,626,650
Bottomline Technologies (de), Inc. *	92,797	3,863,139
Box, Inc., Class A *	313,744	5,063,828
Brightcove, Inc. *	84,388	658,226
Cardtronics plc, Class A *	78,697	1,802,161
Cass Information Systems, Inc.	30,322	1,216,215
ChannelAdvisor Corp. *	56,862	587,384
Cloudera, Inc. *	530,032	4,388,665
CommVault Systems, Inc. *	89,452	3,818,706
Conduent, Inc. *	373,342	940,822
Cornerstone OnDemand, Inc. *	122,128	4,098,616
CSG Systems International, Inc.	70,422	3,421,101
Digimarc Corp. *	25,118	420,727
Digital Turbine, Inc. *	169,691	994,389
Domo, Inc., Class B *	38,411	747,094
Ebix, Inc.	50,240	1,051,523
eGain Corp. *	43,380	360,054
Endurance International Group Holdings, Inc. *	151,037	387,410
Envestnet, Inc. *	103,443	6,467,256
Everbridge, Inc. *	71,239	7,934,600
EVERTEC, Inc.	129,853	3,290,475
Evo Payments, Inc., Class A *	85,854	1,709,353
Exela Technologies, Inc. *	99,570	35,347
ExlService Holdings, Inc. *	71,745	4,428,819
Five9, Inc. *	128,168	11,877,329
ForeScout Technologies, Inc. *	92,582	2,940,404
GTT Communications, Inc. *(a)	72,034	818,306
GTY Technology Holdings, Inc. *	83,612	326,923
I3 Verticals, Inc., Class A *	31,554	733,315
Ideanomics, Inc. *(a)	219,027	131,942
Information Services Group, Inc. *	74,878	187,195
Intelligent Systems Corp. *	14,857	498,304
International Money Express, Inc. *	38,252	309,076
j2 Global, Inc.	99,882	8,054,485
KBR, Inc.	303,508	6,149,072
Limelight Networks, Inc. *	247,779	1,256,240
LivePerson, Inc. *	133,153	3,187,683
LiveRamp Holdings, Inc. *	143,707	5,440,747
Majesco *	15,678	87,483
ManTech International Corp., Class A	57,328	4,274,376
MAXIMUS, Inc.	136,237	9,171,475
MicroStrategy, Inc., Class A *	17,409	2,199,279
Mitek Systems, Inc. *	84,417	787,611
MobileIron, Inc. *	212,921	1,083,768
Model N, Inc. *	71,478	2,062,855
NIC, Inc.	140,819	3,412,044
OneSpan, Inc. *	70,482	1,184,098
Pareteum Corp. *	273,738	173,495
Paysign, Inc. *(a)	64,082	551,105
Perficient, Inc. *	68,680	2,392,124
Perspecta, Inc.	299,755	6,465,715
Phunware, Inc. *	67,278	48,777
Ping Identity Holding Corp. *	29,298	730,106

28
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PRGX Global, Inc. *	42,456	170,249
Priority Technology Holdings, Inc. *	13,581	21,865
Progress Software Corp.	96,585	3,951,292
PROS Holdings, Inc. *	71,438	2,456,753
Q2 Holdings, Inc. *	93,568	7,459,241
QAD, Inc., Class A	24,711	1,045,770
Qualys, Inc. *	72,133	7,605,704
Rapid7, Inc. *	105,657	4,812,676
Rimini Street, Inc. *	42,856	197,995
Rosetta Stone, Inc. *	45,082	770,001
SailPoint Technologies Holding, Inc. *	183,746	3,415,838
Science Applications International Corp.	124,064	10,131,066
SecureWorks Corp., Class A *	17,646	200,811
SharpSpring, Inc. *	23,679	163,148
ShotSpotter, Inc. *	17,319	595,254
Sprout Social, Inc., Class A *(a)	20,279	341,093
SPS Commerce, Inc. *	74,921	4,158,865
StarTek, Inc. *	37,913	158,097
SVMK, Inc. *	186,097	2,921,723
Sykes Enterprises, Inc. *	81,901	2,344,826
Synchronoss Technologies, Inc. *	80,805	278,777
Telenav, Inc. *	71,551	334,143
Tenable Holdings, Inc. *	80,834	2,106,534
The Hackett Group, Inc.	51,863	769,128
TiVo Corp.	267,487	1,880,434
TTEC Holdings, Inc.	37,243	1,451,732
Tucows, Inc., Class A *	20,075	1,062,168
Unisys Corp. *	109,432	1,377,749
Upland Software, Inc. *	49,274	1,558,537
Varonis Systems, Inc. *	64,291	4,310,712
Verint Systems, Inc. *	142,263	6,080,321
Verra Mobility Corp. *	272,746	2,443,804
VirnetX Holding Corp. *	130,769	727,076
Virtusa Corp. *	61,218	2,020,194
Workiva, Inc. *	78,806	3,022,210
Yext, Inc. *	206,619	2,644,723
Zix Corp. *	113,455	621,733
Zuora, Inc., Class A *	189,532	2,003,353
		262,294,090

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	246,426	2,092,157
Acacia Communications, Inc. *	81,103	5,489,862
ADTRAN, Inc.	103,216	1,061,060
Airgain, Inc. *	19,261	155,821
Akoustis Technologies, Inc. *(a)	64,317	582,712
Anixter International, Inc. *	65,275	6,061,437
Applied Optoelectronics, Inc. *(a)	40,126	430,151
Arlo Technologies, Inc. *	160,176	438,882
AstroNova, Inc.	14,219	99,960
Avid Technology, Inc. *	60,378	423,854
Badger Meter, Inc.	61,305	3,618,834
Bel Fuse, Inc., Class B	22,099	164,859
Belden, Inc.	83,613	2,858,728
Benchmark Electronics, Inc.	78,980	1,631,727
CalAmp Corp. *	70,836	476,018
Calix, Inc. *	101,214	1,163,961
Cambium Networks Corp. *	12,132	69,516
Casa Systems, Inc. *	65,752	337,308
Clearfield, Inc. *	23,802	310,140
Coda Octopus Group, Inc. *(a)	12,803	78,098
Comtech Telecommunications Corp.	51,324	950,007
CTS Corp.	69,712	1,614,530
Daktronics, Inc.	78,100	353,012
DASAN Zhone Solutions, Inc. *	16,622	106,547
Diebold Nixdorf, Inc. *	163,647	806,780
Digi International, Inc. *	60,677	688,684
Security	Number of Shares	Value ($)
ePlus, Inc. *	28,598	2,023,309
Extreme Networks, Inc. *	251,627	855,532
Fabrinet *	78,147	4,903,724
FARO Technologies, Inc. *	36,989	2,030,326
Fitbit, Inc., Class A *	495,728	3,316,420
Harmonic, Inc. *	192,010	1,113,658
II-VI, Inc. *	193,674	6,666,259
Immersion Corp. *	66,240	461,030
Infinera Corp. *	382,580	2,358,606
Inseego Corp. *(a)	96,745	1,156,103
Insight Enterprises, Inc. *	74,858	4,064,041
InterDigital, Inc.	66,857	3,862,329
Iteris, Inc. *	84,762	338,200
Itron, Inc. *	73,495	5,131,421
KEMET Corp.	121,875	3,291,844
Kimball Electronics, Inc. *	53,325	720,954
Knowles Corp. *	174,422	2,712,262
KVH Industries, Inc. *	34,626	321,329
Lumentum Holdings, Inc. *	160,328	12,972,138
Methode Electronics, Inc.	78,346	2,351,947
MTS Systems Corp.	41,895	891,107
Napco Security Technologies, Inc. *	24,525	491,481
NETGEAR, Inc. *	63,868	1,531,555
NetScout Systems, Inc. *	151,901	4,022,338
nLight, Inc. *	70,695	1,114,153
Novanta, Inc. *	72,166	6,270,504
OSI Systems, Inc. *	36,201	2,620,228
PAR Technology Corp. *	24,318	459,853
PC Connection, Inc.	24,288	1,116,034
Plantronics, Inc.	73,015	1,030,972
Plexus Corp. *	61,946	3,883,395
Ribbon Communications, Inc. *	129,179	470,857
Rogers Corp. *	39,662	4,404,068
Sanmina Corp. *	147,055	4,077,835
ScanSource, Inc. *	54,542	1,413,729
Sonim Technologies, Inc. *	21,471	21,042
Stratasys Ltd. *	110,535	1,956,470
Tech Data Corp. *	76,043	10,694,688
TESSCO Technologies, Inc.	13,036	80,302
TTM Technologies, Inc. *	212,217	2,459,595
Viavi Solutions, Inc. *	492,527	5,949,726
Vishay Intertechnology, Inc.	284,451	4,719,042
Vishay Precision Group, Inc. *	21,995	508,524
Wrap Technologies, Inc. *(a)	15,825	76,751
		152,980,326

Telecommunication Services 0.9%
Anterix, Inc. *	23,106	1,213,065
ATN International, Inc.	23,669	1,470,318
Bandwidth, Inc., Class A *	34,465	2,810,965
Boingo Wireless, Inc. *	93,545	1,304,017
Cincinnati Bell, Inc. *	106,247	1,556,519
Cogent Communications Holdings, Inc.	90,911	7,621,069
Consolidated Communications Holdings, Inc.	152,808	958,106
Gogo, Inc. *(a)	115,763	188,694
IDT Corp., Class B *	34,811	187,979
Intelsat S.A. *(a)	142,554	178,193
Iridium Communications, Inc. *	212,250	4,776,686
Ooma, Inc. *	44,210	515,489
ORBCOMM, Inc. *	155,937	411,674
Shenandoah Telecommunications Co.	102,704	5,495,691
Spok Holdings, Inc.	38,372	393,697
Vonage Holdings Corp. *	485,322	4,057,292
		33,139,454

29
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 1.2%
Air Transport Services Group, Inc. *	125,257	2,535,202
Allegiant Travel Co.	27,811	2,182,607
ArcBest Corp.	54,896	1,118,232
Atlas Air Worldwide Holdings, Inc. *	50,113	1,646,212
Avis Budget Group, Inc. *(a)	123,608	2,037,060
Costamare, Inc.	108,899	546,673
Covenant Transportation Group, Inc., Class A *	26,511	235,418
Daseke, Inc. *	96,578	164,665
Eagle Bulk Shipping, Inc. *(a)	92,453	155,321
Echo Global Logistics, Inc. *	57,744	1,012,252
Forward Air Corp.	60,297	3,111,325
Genco Shipping & Trading Ltd.	34,048	198,500
Hawaiian Holdings, Inc.	98,316	1,415,750
Heartland Express, Inc.	98,330	1,926,285
Hertz Global Holdings, Inc. *(a)	219,453	886,590
Hub Group, Inc., Class A *	69,201	3,329,260
Marten Transport Ltd.	84,028	1,883,908
Matson, Inc.	90,963	2,750,721
Mesa Air Group, Inc. *	61,387	279,004
P.A.M. Transportation Services, Inc. *	4,100	156,538
Radiant Logistics, Inc. *	85,976	367,977
Safe Bulkers, Inc. *	110,082	114,485
Saia, Inc. *	55,590	5,143,187
Scorpio Bulkers, Inc.	11,675	299,230
SkyWest, Inc.	105,529	3,266,123
Spirit Airlines, Inc. *	147,165	2,210,418
Universal Logistics Holdings, Inc.	17,261	240,446
US Xpress Enterprises, Inc., Class A *	46,159	201,253
Werner Enterprises, Inc.	96,873	3,886,545
YRC Worldwide, Inc. *(a)	68,047	117,041
		43,418,228

Utilities 3.9%
ALLETE, Inc.	111,124	6,396,297
American States Water Co.	78,543	6,233,958
Artesian Resources Corp., Class A	17,391	600,511
Atlantic Power Corp. *	225,445	448,636
Avista Corp.	142,695	6,141,593
Black Hills Corp.	130,888	8,107,203
Cadiz, Inc. *	27,658	295,111
California Water Service Group	102,982	4,625,951
Chesapeake Utilities Corp.	34,263	3,011,032
Clearway Energy, Inc., Class A	74,988	1,402,276
Clearway Energy, Inc., Class C	169,284	3,390,758
Consolidated Water Co., Ltd.	30,469	457,644
El Paso Electric Co.	86,928	5,911,104
Genie Energy Ltd., Class B	29,973	236,187
Global Water Resources, Inc.	26,299	282,714
MGE Energy, Inc.	74,842	4,839,284
Middlesex Water Co.	36,364	2,192,749
New Jersey Resources Corp.	203,815	6,884,871
Northwest Natural Holding Co.	64,852	4,221,865
NorthWestern Corp.	108,474	6,257,865
ONE Gas, Inc.	111,860	8,916,361
Ormat Technologies, Inc.	85,033	5,306,910
Otter Tail Corp.	84,595	3,754,326
PNM Resources, Inc.	170,463	6,902,047
Portland General Electric Co.	192,451	9,004,782
Pure Cycle Corp. *	41,236	423,494
RGC Resources, Inc.	16,498	410,305
SJW Group.	56,330	3,353,325
South Jersey Industries, Inc.	198,652	5,679,461
Southwest Gas Holdings, Inc.	116,409	8,823,802
Spark Energy, Inc., Class A	24,901	179,785
Security	Number of Shares	Value ($)
Spire, Inc.	106,555	7,774,253
Sunnova Energy International, Inc. *	67,677	852,730
TerraForm Power, Inc., Class A	170,240	2,948,557
The York Water Co.	27,747	1,118,759
Unitil Corp.	31,397	1,579,583
		138,966,089
Total Common Stock
(Cost $3,273,638,816)		3,527,228,426

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		170,662
Total Rights
(Cost $3,929)		185,545

Other Investment Company 1.9% of net assets

Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	66,340,239	66,340,239
Total Other Investment Company
(Cost $66,340,239)		66,340,239
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Banco Santander
0.01%, 05/01/20 (d)	11,926,165	11,926,165
Total Short-Term Investment
(Cost $11,926,165)		11,926,165

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	241	15,745,735	501,366
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,537,018.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

30
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Adient plc *	30,290	453,744
American Axle & Manufacturing Holdings, Inc. *	37,198	160,695
Aptiv plc	89,815	6,246,633
Autoliv, Inc.	27,770	1,666,755
BorgWarner, Inc.	73,050	2,087,038
Calamos Asset Management, Inc. Escrow *(a)	5,000	—
Cooper Tire & Rubber Co.	20,322	430,623
Cooper-Standard Holdings, Inc. *	6,229	80,043
Dana, Inc.	47,950	551,425
Delphi Technologies plc *	29,887	298,571
Dorman Products, Inc. *	10,202	643,542
Ford Motor Co.	1,370,531	6,976,003
Fox Factory Holding Corp. *	13,913	709,702
Garrett Motion, Inc. *	26,315	143,417
General Motors Co.	441,425	9,839,363
Gentex Corp.	88,134	2,136,368
Gentherm, Inc. *	11,532	431,758
Harley-Davidson, Inc.	55,085	1,202,506
LCI Industries	8,433	731,310
Lear Corp.	19,067	1,861,893
Modine Manufacturing Co. *	17,500	81,025
Motorcar Parts of America, Inc. *	5,552	79,005
NII Holdings, Inc. Escrow *(a)	28,127	61,036
Shiloh Industries, Inc. *	4,387	4,870
Standard Motor Products, Inc.	8,101	329,630
Stoneridge, Inc. *	10,196	204,226
Strattec Security Corp.	1,500	24,450
Tenneco, Inc., Class A *	22,341	115,950
Tesla, Inc. *	50,307	39,334,037
The Goodyear Tire & Rubber Co.	81,683	585,667
Thor Industries, Inc.	19,852	1,314,202
Veoneer, Inc. *	34,040	332,911
Visteon Corp. *	9,724	586,357
Winnebago Industries, Inc.	11,705	519,351
Workhorse Group, Inc. *(b)	5,690	16,672
XPEL, Inc. *	4,445	55,474
		80,296,252

Banks 4.3%
1st Constitution Bancorp	2,000	25,400
1st Source Corp.	5,295	183,895
ACNB Corp.	4,610	128,896
Allegiance Bancshares, Inc.	7,867	197,304
Amalgamated Bank, Class A	6,975	74,633
Amerant Bancorp, Inc. *	8,788	118,814
American National Bankshares, Inc.	4,310	115,292
American River Bankshares	3,244	30,526
Ameris Bancorp	22,504	572,277
AmeriServ Financial, Inc.	10,799	34,449
Ames National Corp.	2,389	50,647
Arrow Financial Corp.	4,986	142,101
Associated Banc-Corp.	54,272	767,406
Atlantic Capital Bancshares, Inc. *	7,985	100,212
Security	Number of Shares	Value ($)
Atlantic Union Bankshares Corp.	29,178	696,479
Auburn National Bancorp, Inc. (b)	1,391	60,063
Axos Financial, Inc. *	19,991	460,793
Banc of California, Inc.	17,916	186,685
BancFirst Corp.	6,788	261,406
BancorpSouth Bank	37,341	817,394
Bank First Corp.	2,265	116,013
Bank of America Corp.	2,853,321	68,622,370
Bank of Commerce Holdings	5,000	38,450
Bank of Hawaii Corp.	14,212	968,974
Bank of Marin Bancorp	3,742	123,336
Bank OZK	40,810	923,122
BankFinancial Corp.	4,321	35,735
BankUnited, Inc.	31,580	625,600
Bankwell Financial Group, Inc.	2,000	30,500
Banner Corp.	12,659	486,485
Bar Harbor Bankshares	5,502	101,127
Baycom Corp. *	4,870	60,047
BCB Bancorp, Inc.	4,200	42,504
Berkshire Hills Bancorp, Inc.	16,351	278,621
BOK Financial Corp.	11,253	582,793
Boston Private Financial Holdings, Inc.	28,203	214,343
Bridge Bancorp, Inc.	5,500	113,795
Bridgewater Bancshares, Inc. *	4,163	42,171
Brookline Bancorp, Inc.	26,142	266,910
Bryn Mawr Bank Corp.	6,152	179,115
Business First Bancshares, Inc.	4,553	63,651
Byline Bancorp, Inc.	9,933	122,375
C&F Financial Corp.	1,200	42,672
Cadence BanCorp	41,959	277,769
Cambridge Bancorp	1,228	68,498
Camden National Corp.	4,903	160,573
Capital Bancorp, Inc. *	5,118	55,581
Capital City Bank Group, Inc.	5,225	115,159
Capitol Federal Financial, Inc.	48,563	582,270
Capstar Financial Holdings, Inc.	2,802	31,971
Carolina Financial Corp.	8,039	271,959
Carter Bank & Trust	8,134	77,110
Cathay General Bancorp	24,528	684,822
CB Financial Services, Inc.	1,482	30,974
CBTX, Inc.	6,037	109,028
CenterState Bank Corp.	44,811	779,263
Central Pacific Financial Corp.	8,622	150,799
Central Valley Community Bancorp	3,755	54,936
Century Bancorp, Inc., Class A	1,223	91,346
Chemung Financial Corp.	968	23,716
CIT Group, Inc.	35,794	679,370
Citigroup, Inc.	769,569	37,370,271
Citizens & Northern Corp.	4,229	75,615
Citizens Community Bancorp, Inc.	3,744	28,829
Citizens Financial Group, Inc.	155,304	3,477,257
City Holding Co.	5,897	398,578
Civista Bancshares, Inc.	3,796	58,193
CNB Financial Corp.	5,361	95,104
Coastal Financial Corp. *	4,438	58,271
Codorus Valley Bancorp, Inc.	2,828	39,733
Colony Bankcorp, Inc.	2,706	34,096
Columbia Banking System, Inc.	26,491	714,992
Columbia Financial, Inc. *	19,578	277,127
Comerica, Inc.	49,823	1,736,830

31
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commerce Bancshares, Inc.	37,377	2,287,099
Community Bank System, Inc.	18,906	1,181,436
Community Bankers Trust Corp.	7,000	39,130
Community Trust Bancorp, Inc.	5,256	178,178
ConnectOne Bancorp, Inc.	11,372	169,898
County Bancorp, Inc.	2,567	50,057
Cullen/Frost Bankers, Inc.	19,072	1,370,514
Customers Bancorp, Inc. *	10,510	134,108
CVB Financial Corp.	50,828	1,056,460
Dime Community Bancshares, Inc.	9,580	157,399
Eagle Bancorp Montana, Inc.	2,558	44,509
Eagle Bancorp, Inc.	12,070	423,416
East West Bancorp, Inc.	53,781	1,886,100
Enterprise Bancorp, Inc.	2,816	68,006
Enterprise Financial Services Corp.	9,438	290,124
Equity Bancshares, Inc., Class A *	5,288	99,097
Esquire Financial Holdings, Inc. *	1,750	28,735
ESSA Bancorp, Inc.	2,841	34,092
Essent Group Ltd.	33,599	917,925
Evans Bancorp, Inc.	1,382	38,378
F.N.B. Corp.	112,543	910,473
Farmers & Merchants Bancorp, Inc.	4,577	109,848
Farmers National Banc Corp.	7,093	87,882
Fauquier Bankshares, Inc.	2,085	30,629
FB Financial Corp.	5,492	122,691
Federal Agricultural Mortgage Corp., Class A	643	40,049
Federal Agricultural Mortgage Corp., Class C	2,925	194,893
Fidelity D&D Bancorp, Inc.	800	30,864
Fifth Third Bancorp	249,797	4,668,706
Financial Institutions, Inc.	4,637	89,726
First BanCorp	75,196	438,393
First BanCorp (North Carolina)	10,445	277,733
First BanCorp, Inc.	3,885	85,081
First Bank/Hamilton NJ	6,451	51,092
First Busey Corp.	16,944	312,108
First Business Financial Services, Inc.	2,369	40,699
First Capital, Inc.	1,074	53,539
First Choice Bancorp	2,370	36,071
First Citizens BancShares, Inc., Class A	2,943	1,124,226
First Commonwealth Financial Corp.	32,758	311,856
First Community Bankshares, Inc.	4,583	108,021
First Community Corp.	2,104	32,612
First Defiance Financial Corp.	13,975	242,885
First Financial Bancorp	32,014	492,375
First Financial Bankshares, Inc.	49,779	1,386,345
First Financial Corp.	3,997	141,973
First Financial Northwest, Inc.	2,467	24,226
First Foundation, Inc.	11,843	162,960
First Guaranty Bancshares, Inc.	2,349	31,735
First Hawaiian, Inc.	44,256	778,463
First Horizon National Corp.	107,270	974,012
First Internet Bancorp	4,592	72,094
First Interstate BancSystem, Inc., Class A	14,267	482,225
First Merchants Corp.	21,803	617,243
First Mid Bancshares, Inc.	6,521	174,111
First Midwest Bancorp, Inc.	39,319	581,135
First Northwest Bancorp	3,416	39,796
First Republic Bank	59,518	6,207,132
First Savings Financial Group, Inc.	860	37,358
First United Corp.	2,475	37,991
Flagstar Bancorp, Inc.	11,375	294,726
Flushing Financial Corp.	14,825	185,164
FNCB Bancorp, Inc.	4,152	25,742
Franklin Financial Network, Inc.	3,791	89,923
Franklin Financial Services Corp.	1,600	46,240
FS Bancorp, Inc.	938	39,349
Security	Number of Shares	Value ($)
Fulton Financial Corp.	61,141	714,738
FVCBankcorp, Inc. *	5,555	63,938
German American Bancorp, Inc.	9,856	293,019
Glacier Bancorp, Inc.	29,832	1,136,003
Great Southern Bancorp, Inc.	3,639	154,912
Great Western Bancorp, Inc.	18,522	348,214
Greene County Bancorp, Inc.	1,473	30,918
Guaranty Bancshares, Inc.	2,780	74,977
Guaranty Federal Bancshares, Inc.	1,961	30,415
Hancock Whitney Corp.	28,840	603,044
Hanmi Financial Corp.	10,693	129,065
HarborOne Bancorp, Inc. *	19,941	159,927
Hawthorn Bancshares, Inc.	1,665	30,303
HBT Financial, Inc.	4,303	50,130
Heartland Financial USA, Inc.	11,104	377,203
Heritage Commerce Corp.	22,589	200,590
Heritage Financial Corp.	14,397	288,660
Hilltop Holdings, Inc.	25,847	498,847
Hingham Institution for Savings	534	81,713
Home Bancorp, Inc.	1,946	49,428
Home BancShares, Inc.	51,875	795,244
HomeStreet, Inc.	9,269	236,823
HomeTrust Bancshares, Inc.	6,004	92,281
Hope Bancorp, Inc.	47,307	470,705
Horizon Bancorp, Inc.	12,027	136,867
Howard Bancorp, Inc. *	4,800	53,616
Huntington Bancshares, Inc.	363,950	3,362,898
IBERIABANK Corp.	17,944	743,958
Independent Bank Corp.	13,057	951,725
Independent Bank Corp., Michigan	7,335	107,751
Independent Bank Group, Inc.	12,943	392,302
International Bancshares Corp.	19,695	570,958
Investar Holding Corp.	2,523	31,664
Investors Bancorp, Inc.	70,194	653,506
JPMorgan Chase & Co.	1,105,619	105,874,075
Kearny Financial Corp.	30,708	285,584
KeyCorp	343,467	4,001,391
Lakeland Bancorp, Inc.	15,000	167,850
Lakeland Financial Corp.	10,005	423,512
LCNB Corp.	4,536	65,046
Level One Bancorp, Inc.	3,011	54,529
Live Oak Bancshares, Inc.	7,662	106,885
Luther Burbank Corp.	6,821	73,394
M&T Bank Corp.	46,416	5,202,305
Macatawa Bank Corp.	7,248	55,665
Mackinac Financial Corp.	2,963	30,578
MainStreet Bancshares, Inc. *	3,000	45,060
Malvern Bancorp, Inc. *	1,956	25,721
Mercantile Bank Corp.	5,614	132,490
Merchants Bancorp	5,609	86,379
Meridian Bancorp, Inc.	18,271	215,232
Meridian Corp. *	2,531	37,459
Meta Financial Group, Inc.	11,373	209,491
Metropolitan Bank Holding Corp. *	2,381	59,739
MGIC Investment Corp.	117,944	862,171
Mid Penn Bancorp, Inc.	1,996	39,122
Middlefield Banc Corp.	1,808	31,188
Midland States Bancorp, Inc.	7,038	114,156
MidWestOne Financial Group, Inc.	3,261	68,057
MMA Capital Holdings, Inc. *	1,499	38,239
Mr Cooper Group, Inc. *	25,993	249,013
MSB Financial Corp.	2,482	32,241
MVB Financial Corp.	3,423	46,998
National Bank Holdings Corp., Class A	9,231	245,360
National Bankshares, Inc.	2,688	80,586
NBT Bancorp, Inc.	16,748	554,861
New York Community Bancorp, Inc.	168,886	1,834,102
Nicolet Bankshares, Inc. *	2,665	146,628

32
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NMI Holdings, Inc., Class A *	23,837	322,276
Northeast Bank *	1,965	32,914
Northfield Bancorp, Inc.	16,254	183,183
Northrim BanCorp, Inc.	2,596	60,876
Northwest Bancshares, Inc.	38,222	405,535
Norwood Financial Corp.	1,600	37,800
Oak Valley Bancorp	2,528	33,016
OceanFirst Financial Corp.	24,190	407,601
Ocwen Financial Corp. *	33,720	14,220
OFG Bancorp	16,312	205,205
Ohio Valley Banc Corp.	1,139	28,703
Old National Bancorp	59,649	845,226
Old Second Bancorp, Inc.	10,602	87,254
Opus Bank	7,454	143,266
Origin Bancorp, Inc.	7,855	175,088
Orrstown Financial Services, Inc.	2,174	33,480
Pacific Mercantile Bancorp *	4,589	18,402
Pacific Premier Bancorp, Inc.	21,337	455,545
PacWest Bancorp	44,033	891,228
Park National Corp.	4,958	396,541
Parke Bancorp, Inc.	2,462	34,690
PB Bancorp, Inc.	4,076	62,159
PCB Bancorp	6,102	57,237
PCSB Financial Corp.	6,385	87,155
Peapack-Gladstone Financial Corp.	5,216	98,426
Penns Woods Bancorp, Inc.	2,250	51,525
PennyMac Financial Services, Inc.	14,649	441,960
People's United Financial, Inc.	156,775	1,989,475
People's Utah Bancorp	5,381	115,584
Peoples Bancorp of North Carolina, Inc.	1,427	24,830
Peoples Bancorp, Inc.	6,847	166,451
Peoples Financial Services Corp.	2,448	90,600
Pinnacle Financial Partners, Inc.	25,044	1,008,021
Pioneer Bancorp, Inc. *	5,272	55,778
Plumas Bancorp	1,860	33,480
Ponce de Leon Federal Bank *	3,464	31,903
Popular, Inc.	34,049	1,313,951
Preferred Bank	5,001	190,788
Premier Financial Bancorp, Inc.	2,848	37,024
Prosperity Bancshares, Inc.	33,849	2,028,571
Provident Bancorp, Inc.	1,515	14,453
Provident Financial Holdings, Inc.	2,246	29,310
Provident Financial Services, Inc.	21,746	312,055
Prudential Bancorp, Inc.	2,109	25,941
QCR Holdings, Inc.	6,599	203,117
Radian Group, Inc.	69,916	1,047,342
RBB Bancorp	4,010	51,809
Regions Financial Corp.	344,251	3,700,698
Reliant Bancorp, Inc.	2,700	39,312
Renasant Corp.	21,291	558,463
Republic Bancorp, Inc., Class A	2,950	98,323
Republic First Bancorp, Inc. *	17,184	45,194
Richmond Mutual BanCorp., Inc. *	7,448	79,545
Riverview Bancorp, Inc.	5,400	29,862
S&T Bancorp, Inc.	13,976	373,299
Salisbury Bancorp, Inc.	1,041	35,134
Sandy Spring Bancorp, Inc.	12,994	331,347
SB Financial Group, Inc.	2,430	35,478
SB One Bancorp	1,887	34,777
Seacoast Banking Corp. of Florida *	17,503	393,292
Select Bancorp, Inc. *	5,100	41,820
ServisFirst Bancshares, Inc.	16,569	588,531
Severn Bancorp, Inc.	5,134	29,264
Shore Bancshares, Inc.	4,629	51,382
Sierra Bancorp	4,155	84,346
Signature Bank	19,295	2,068,038
Simmons First National Corp., Class A	38,643	722,624
SmartFinancial, Inc.	4,105	59,358
Security	Number of Shares	Value ($)
Sound Financial Bancorp, Inc.	1,293	33,618
South State Corp.	11,139	644,280
Southern First Bancshares, Inc. *	1,875	54,675
Southern Missouri Bancorp, Inc.	3,020	71,665
Southern National Bancorp of Virginia, Inc.	6,730	67,771
Southside Bancshares, Inc.	10,547	320,734
Spirit of Texas Bancshares, Inc. *	3,720	42,743
Standard AVB Financial Corp.	1,872	47,362
Sterling Bancorp	67,222	828,847
Sterling Bancorp, Inc.	7,691	27,765
Stock Yards Bancorp, Inc.	7,278	240,465
Summit Financial Group, Inc.	3,433	60,627
SVB Financial Group *	17,851	3,448,278
Synovus Financial Corp.	51,358	1,079,032
TCF Financial Corp.	55,047	1,634,345
Territorial Bancorp, Inc.	2,571	64,609
Texas Capital Bancshares, Inc. *	17,582	488,428
TFS Financial Corp.	19,782	270,024
The Bancorp, Inc. *	15,734	109,666
The Bank of Princeton	1,521	31,941
The Community Financial Corp.	1,476	34,243
The First Bancshares, Inc.	8,998	179,240
The First of Long Island Corp.	9,143	144,368
The PNC Financial Services Group, Inc.	154,000	16,427,180
Timberland Bancorp, Inc.	2,502	48,414
Tompkins Financial Corp.	4,024	271,660
Towne Bank	22,138	447,188
TriCo Bancshares	9,785	294,724
TriState Capital Holdings, Inc. *	7,935	112,836
Triumph Bancorp, Inc. *	8,044	222,899
Truist Financial Corp.	471,952	17,613,249
TrustCo Bank Corp.	45,162	284,521
Trustmark Corp.	25,265	672,302
U.S. Bancorp	503,584	18,380,816
UMB Financial Corp.	15,587	792,443
Umpqua Holdings Corp.	75,835	949,833
Union Bankshares, Inc.	1,200	28,836
United Bankshares, Inc.	35,251	1,056,120
United Community Banks, Inc.	27,233	575,842
United Security Bancshares	4,123	27,459
Unity Bancorp, Inc.	2,299	33,014
Univest Financial Corp.	11,205	198,328
Valley National Bancorp	137,428	1,148,898
Veritex Holdings, Inc.	15,506	272,285
Walker & Dunlop, Inc.	11,141	428,149
Washington Federal, Inc.	26,742	715,081
Washington Trust Bancorp, Inc.	4,849	169,763
Waterstone Financial, Inc.	9,659	140,249
Webster Financial Corp.	34,263	967,930
Wells Fargo & Co.	1,357,714	39,441,592
WesBanco, Inc.	25,574	631,166
West Bancorp, Inc.	4,641	86,323
Westamerica Bancorp	10,913	687,519
Western Alliance Bancorp	34,544	1,239,439
Western New England Bancorp, Inc.	10,349	62,197
Wintrust Financial Corp.	18,783	787,008
WSFS Financial Corp.	17,604	513,685
Zions Bancorp NA	58,333	1,843,906
		437,182,587

Capital Goods 5.9%
3M Co.	202,853	30,817,428
A.O. Smith Corp.	48,113	2,039,029
AAON, Inc.	14,695	700,070
AAR Corp.	12,256	239,972
Acuity Brands, Inc.	13,528	1,171,389

33
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	18,364	744,477
AECOM *	56,738	2,057,320
Aegion Corp. *	12,259	196,757
Aerojet Rocketdyne Holdings, Inc. *	26,090	1,073,343
Aerovironment, Inc. *	7,884	475,090
AGCO Corp.	22,466	1,187,103
Air Lease Corp.	36,625	957,744
Alamo Group, Inc.	3,373	332,038
Albany International Corp., Class A	10,638	544,027
Allegion plc	33,632	3,381,361
Allied Motion Technologies, Inc.	1,959	56,458
Allison Transmission Holdings, Inc.	41,393	1,504,222
Altra Industrial Motion Corp.	21,554	601,572
Ameresco, Inc., Class A *	5,440	98,246
American Superconductor Corp. *	5,600	32,200
American Woodmark Corp. *	6,378	327,893
AMETEK, Inc.	80,716	6,769,651
Apogee Enterprises, Inc.	9,481	193,792
Applied Industrial Technologies, Inc.	13,758	720,782
Arcosa, Inc.	17,207	641,305
Argan, Inc.	4,405	165,364
Armstrong Flooring, Inc. *	7,547	15,849
Armstrong World Industries, Inc.	17,491	1,348,206
Astec Industries, Inc.	10,413	417,665
Astronics Corp. *	7,122	63,956
Atkore International Group, Inc. *	15,845	385,667
Axon Enterprise, Inc. *	20,683	1,503,861
AZZ, Inc.	9,021	283,169
Babcock & Wilcox Enterprises, Inc. *	12,254	11,369
Barnes Group, Inc.	16,937	650,042
Beacon Roofing Supply, Inc. *	23,005	506,110
Bloom Energy Corp., Class A *(b)	6,100	46,787
Blue Bird Corp. *	6,024	73,914
BlueLinx Holdings, Inc. *	2,241	12,258
BMC Stock Holdings, Inc. *	24,109	512,316
Briggs & Stratton Corp.	12,415	28,182
Builders FirstSource, Inc. *	41,981	770,351
BWX Technologies, Inc.	33,866	1,796,930
CAI International, Inc. *	4,600	75,854
Carlisle Cos., Inc.	19,788	2,393,556
Carrier Global Corp. *	285,201	5,050,910
Caterpillar, Inc.	194,995	22,693,518
Chart Industries, Inc. *	11,869	423,961
CIRCOR International, Inc. *	7,526	112,363
Colfax Corp. *	28,587	737,259
Columbus McKinnon Corp.	8,311	225,062
Comfort Systems USA, Inc.	12,917	430,136
Commercial Vehicle Group, Inc. *	7,300	17,666
Construction Partners, Inc., Class A *	12,670	232,241
Cornerstone Building Brands, Inc. *	14,252	75,963
CPI Aerostructures, Inc. *	6,418	21,115
Crane Co.	17,455	950,425
CSW Industrials, Inc.	4,946	327,623
Cubic Corp.	10,678	408,006
Cummins, Inc.	53,892	8,811,342
Curtiss-Wright Corp.	15,367	1,592,790
Deere & Co.	110,869	16,082,657
Donaldson Co., Inc.	44,111	1,933,385
Douglas Dynamics, Inc.	7,724	285,479
Dover Corp.	50,569	4,735,787
Ducommun, Inc. *	3,200	90,368
DXP Enterprises, Inc. *	4,731	70,587
Dycom Industries, Inc. *	11,476	374,118
Eaton Corp. plc	146,237	12,210,789
EMCOR Group, Inc.	19,925	1,265,835
Emerson Electric Co.	215,821	12,308,272
Encore Wire Corp.	7,393	338,452
Energous Corp. *	5,300	11,819
Security	Number of Shares	Value ($)
Energy Recovery, Inc. *	9,780	79,609
Enerpac Tool Group Corp.	19,179	327,194
EnerSys	16,190	945,334
EnPro Industries, Inc.	7,727	350,419
ESCO Technologies, Inc.	9,626	734,464
EVI Industries, Inc. *(b)	1,400	25,578
Evoqua Water Technologies Corp. *	25,169	403,962
Fastenal Co.	201,154	7,285,798
Federal Signal Corp.	21,858	588,636
Flowserve Corp.	47,704	1,343,822
Fluor Corp.	46,688	546,250
Fortive Corp.	104,038	6,658,432
Fortune Brands Home & Security, Inc.	48,739	2,349,220
Foundation Building Materials, Inc. *	5,200	60,840
Franklin Electric Co., Inc.	14,084	715,467
FreightCar America, Inc. *	3,100	4,650
FuelCell Energy, Inc. *(b)	79,457	160,503
Gates Industrial Corp. plc *	17,841	153,254
GATX Corp.	12,164	721,325
Gencor Industries, Inc. *	3,540	42,905
Generac Holdings, Inc. *	21,680	2,112,499
General Dynamics Corp.	82,498	10,775,889
General Electric Co.	3,075,031	20,910,211
General Finance Corp. *	9,231	53,817
Gibraltar Industries, Inc. *	10,558	488,835
GMS, Inc. *	14,254	261,989
Graco, Inc.	58,698	2,621,453
GrafTech International Ltd.	17,928	145,575
Graham Corp.	2,809	36,798
Granite Construction, Inc.	17,068	280,598
Great Lakes Dredge & Dock Corp. *	19,016	168,101
Griffon Corp.	14,664	240,636
H&E Equipment Services, Inc.	9,632	156,616
HD Supply Holdings, Inc. *	56,799	1,685,794
HEICO Corp.	14,368	1,258,637
HEICO Corp., Class A	25,589	1,850,852
Helios Technologies, Inc.	10,858	386,219
Herc Holdings, Inc. *	8,885	250,824
Hexcel Corp.	29,991	1,037,389
Hillenbrand, Inc.	25,607	536,467
Honeywell International, Inc.	252,009	35,760,077
Houston Wire & Cable Co. *	8,228	19,007
Howmet Aerospace, Inc.	135,318	1,768,606
Hubbell, Inc.	19,279	2,398,886
Huntington Ingalls Industries, Inc.	14,465	2,768,746
Hurco Cos., Inc.	2,000	65,380
Hyster-Yale Materials Handling, Inc.	3,600	140,544
IDEX Corp.	26,847	4,124,505
IES Holdings, Inc. *	4,126	81,488
Illinois Tool Works, Inc.	103,309	16,787,712
Ingersoll Rand, Inc. *	122,449	3,560,817
Insteel Industries, Inc.	5,095	89,519
ITT, Inc.	31,567	1,664,212
Jacobs Engineering Group, Inc.	47,906	3,964,221
JELD-WEN Holding, Inc. *	24,661	313,195
John Bean Technologies Corp.	10,923	838,231
Johnson Controls International plc	271,506	7,903,540
Kadant, Inc.	3,843	323,158
Kaman Corp.	10,367	401,825
Kennametal, Inc.	31,423	804,743
Kratos Defense & Security Solutions, Inc. *	30,097	452,057
L.B. Foster Co., Class A *	3,200	46,048
L3Harris Technologies, Inc.	78,111	15,130,101
Lawson Products, Inc. *	3,088	103,788
Lennox International, Inc.	12,494	2,332,380
Lincoln Electric Holdings, Inc.	21,197	1,706,570
Lindsay Corp.	4,281	385,290

34
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LiqTech International, Inc. *(b)	5,399	22,838
Lockheed Martin Corp.	87,303	33,966,105
LSI Industries, Inc.	14,777	91,617
Lydall, Inc. *	5,500	61,600
Manitex International, Inc. *	4,549	18,196
Masco Corp.	100,406	4,120,662
Masonite International Corp. *	8,180	483,274
MasTec, Inc. *	21,332	765,819
Maxar Technologies, Inc. *	21,013	264,974
Mercury Systems, Inc. *	19,567	1,744,594
Meritor, Inc. *	27,700	567,850
Miller Industries, Inc.	3,410	103,596
Moog, Inc., Class A	11,470	567,536
MRC Global, Inc. *	31,160	167,018
MSC Industrial Direct Co., Inc., Class A	16,476	982,629
Mueller Industries, Inc.	19,369	501,657
Mueller Water Products, Inc., Class A	58,841	558,401
MYR Group, Inc. *	4,624	138,720
National Presto Industries, Inc.	1,664	135,300
Navistar International Corp. *	22,953	545,593
NN, Inc.	15,065	51,974
Nordson Corp.	18,154	2,921,160
Northrop Grumman Corp.	55,158	18,239,096
Northwest Pipe Co. *	2,896	70,431
NOW, Inc. *	45,134	278,477
NV5 Global, Inc. *	3,797	177,510
nVent Electric plc	54,394	1,014,448
Omega Flex, Inc.	832	74,963
Orion Group Holdings, Inc. *	8,139	20,510
Oshkosh Corp.	23,664	1,598,030
Otis Worldwide Corp. *	142,600	7,259,766
Owens Corning	38,229	1,657,609
PACCAR, Inc.	121,762	8,429,583
Park Aerospace Corp.	6,594	87,766
Park-Ohio Holdings Corp.	3,600	65,988
Parker-Hannifin Corp.	45,052	7,123,622
Parsons Corp. *	6,853	256,302
Patrick Industries, Inc.	8,643	356,264
Pentair plc	58,848	2,035,552
PGT Innovations, Inc. *	19,928	206,056
Plug Power, Inc. *	101,507	424,807
Powell Industries, Inc.	2,862	72,609
Preformed Line Products Co.	1,000	49,680
Primoris Services Corp.	17,353	270,880
Proto Labs, Inc. *	10,098	1,025,856
Quanex Building Products Corp.	10,061	125,461
Quanta Services, Inc.	49,897	1,814,255
Raven Industries, Inc.	11,752	261,717
Raytheon Technologies Corp.	517,955	33,568,664
RBC Bearings, Inc. *	8,636	1,094,008
Regal Beloit Corp.	15,182	1,078,074
Resideo Technologies, Inc. *	41,983	215,373
REV Group, Inc.	7,500	39,900
Rexnord Corp.	44,197	1,205,252
Rockwell Automation, Inc.	40,672	7,706,531
Roper Technologies, Inc.	36,570	12,471,467
Rush Enterprises, Inc., Class A	11,326	424,725
Rush Enterprises, Inc., Class B	750	26,482
Sensata Technologies Holding plc *	55,015	2,001,446
Simpson Manufacturing Co., Inc.	14,564	1,050,064
SiteOne Landscape Supply, Inc. *	14,916	1,322,005
Snap-on, Inc.	19,321	2,517,333
Spartan Motors, Inc.	9,445	133,080
Spirit AeroSystems Holdings, Inc., Class A	36,069	799,289
SPX Corp. *	14,844	566,002
SPX FLOW, Inc. *	15,093	491,579
Standex International Corp.	4,408	219,695
Security	Number of Shares	Value ($)
Stanley Black & Decker, Inc.	54,536	6,009,867
Sterling Construction Co., Inc. *	7,334	72,460
Sunrun, Inc. *	26,305	369,059
Systemax, Inc.	3,800	75,468
Tecogen, Inc. *	11,344	11,571
Teledyne Technologies, Inc. *	12,782	4,162,714
Tennant Co.	7,027	415,788
Terex Corp.	21,913	332,858
Textron, Inc.	80,856	2,131,364
The Boeing Co.	188,769	26,620,204
The Eastern Co.	1,864	33,552
The ExOne Co. *(b)	4,754	36,939
The Gorman-Rupp Co.	5,933	175,023
The Greenbrier Cos., Inc.	11,186	189,938
The Manitowoc Co., Inc. *	12,331	113,692
The Middleby Corp. *	19,887	1,106,314
The Timken Co.	24,132	906,881
The Toro Co.	36,981	2,359,758
Thermon Group Holdings, Inc. *	13,548	207,013
Titan International, Inc.	13,787	19,440
Titan Machinery, Inc. *	5,599	52,631
TPI Composites, Inc. *	13,097	229,590
Trane Technologies plc	84,132	7,354,819
Transcat, Inc. *	2,013	56,545
TransDigm Group, Inc.	17,572	6,380,042
Trex Co., Inc. *	20,593	1,960,865
TriMas Corp. *	15,539	370,450
Trinity Industries, Inc.	35,969	693,842
Triton International Ltd.	17,182	532,298
Triumph Group, Inc.	16,938	119,244
Tutor Perini Corp. *	11,769	82,383
Twin Disc, Inc. *	3,405	20,464
Ultralife Corp. *	4,422	31,175
United Rentals, Inc. *	26,673	3,427,480
Univar Solutions, Inc. *	47,972	696,553
Universal Forest Products, Inc.	22,690	933,013
Valmont Industries, Inc.	7,730	906,265
Vectrus, Inc. *	3,418	177,770
Veritiv Corp. *	3,278	30,715
Vicor Corp. *	6,069	322,689
Virgin Galactic Holdings, Inc. *(b)	29,212	514,715
Vivint Solar, Inc. *	17,131	108,611
W.W. Grainger, Inc.	15,281	4,211,138
Wabash National Corp.	19,725	161,745
WABCO Holdings, Inc. *	18,038	2,423,946
Watsco, Inc.	11,541	1,857,986
Watts Water Technologies, Inc., Class A	10,137	835,289
Welbilt, Inc. *	46,762	230,537
WESCO International, Inc. *	13,771	356,256
Westinghouse Air Brake Technologies Corp.	64,478	3,637,849
Willis Lease Finance Corp. *	1,177	23,552
WillScot Corp. *	22,024	256,580
Woodward, Inc.	20,023	1,212,593
Xylem, Inc.	62,922	4,524,092
		591,227,055

Commercial & Professional Services 1.1%
ABM Industries, Inc.	23,031	794,339
Acacia Research Corp. *	15,357	38,853
ACCO Brands Corp.	34,735	257,039
ADT, Inc.	42,276	242,242
Advanced Disposal Services, Inc. *	25,839	833,308
Aqua Metals, Inc. *	12,685	6,851
ASGN, Inc. *	18,496	859,139
Barrett Business Services, Inc.	3,084	150,869
BG Staffing, Inc.	6,359	77,262

35
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Brady Corp., Class A	17,257	751,370
BrightView Holdings, Inc. *	11,485	147,238
Casella Waste Systems, Inc., Class A *	15,213	705,579
CBIZ, Inc. *	21,447	509,366
CECO Environmental Corp. *	9,324	50,536
Cimpress plc *	8,536	621,335
Cintas Corp.	29,948	6,643,365
Clean Harbors, Inc. *	18,469	986,799
Copart, Inc. *	73,473	5,885,922
CoreLogic, Inc.	27,679	1,063,427
CoStar Group, Inc. *	12,850	8,330,141
Covanta Holding Corp.	44,230	344,109
CRA International, Inc.	2,542	107,095
Deluxe Corp.	14,100	397,197
Ennis, Inc.	11,953	222,445
Equifax, Inc.	42,431	5,893,666
Exponent, Inc.	17,886	1,257,922
Forrester Research, Inc. *	3,376	105,669
Franklin Covey Co. *	2,861	59,366
FTI Consulting, Inc. *	13,348	1,700,001
GP Strategies Corp. *	5,086	40,485
Harsco Corp. *	28,455	283,981
Healthcare Services Group, Inc.	26,959	687,185
Heidrick & Struggles International, Inc.	5,759	129,232
Heritage-Crystal Clean, Inc. *	3,533	64,831
Herman Miller, Inc.	20,697	466,510
Hill International, Inc. *	13,292	29,907
HNI Corp.	16,018	389,878
Hudson Technologies, Inc. *	14,328	12,580
Huron Consulting Group, Inc. *	8,402	470,848
IAA, Inc. *	46,894	1,810,108
ICF International, Inc.	6,209	456,610
IHS Markit Ltd.	140,940	9,485,262
InnerWorkings, Inc. *	9,011	15,950
Insperity, Inc.	13,333	636,117
Interface, Inc.	19,952	184,357
KAR Auction Services, Inc.	44,400	665,112
Kelly Services, Inc., Class A	13,781	212,917
Kforce, Inc.	6,775	202,911
Kimball International, Inc., Class B	11,882	145,792
Knoll, Inc.	15,973	186,245
Korn Ferry	18,537	534,422
ManpowerGroup, Inc.	20,515	1,523,034
Matthews International Corp., Class A	10,170	243,470
McGrath RentCorp	8,505	463,948
Mistras Group, Inc. *	11,187	53,138
Mobile Mini, Inc.	15,499	442,806
MSA Safety, Inc.	12,644	1,422,829
Nielsen Holdings plc	126,949	1,869,959
PICO Holdings, Inc. *	7,559	64,705
Pitney Bowes, Inc.	56,836	200,631
Quad Graphics, Inc.	9,800	36,456
Red Violet, Inc. *	4,185	79,641
Republic Services, Inc.	73,744	5,777,105
Resources Connection, Inc.	11,300	122,944
Robert Half International, Inc.	40,629	1,920,533
Rollins, Inc.	50,734	2,029,360
RR Donnelley & Sons Co.	19,875	33,986
SP Plus Corp. *	8,482	178,885
Steelcase, Inc., Class A	33,780	369,891
Stericycle, Inc. *	33,221	1,621,185
Team, Inc. *	12,824	79,124
Tetra Tech, Inc.	19,290	1,452,151
The Brink's Co.	17,192	878,855
TransUnion	66,441	5,234,886
TriNet Group, Inc. *	16,014	784,206
TrueBlue, Inc. *	14,540	225,806
U.S. Ecology, Inc.	8,442	276,729
Security	Number of Shares	Value ($)
UniFirst Corp.	5,416	910,700
Upwork, Inc. *	21,190	176,513
Verisk Analytics, Inc.	57,446	8,779,472
Viad Corp.	7,132	170,954
VSE Corp.	2,601	49,991
Waste Management, Inc.	137,281	13,730,846
Willdan Group, Inc. *	4,309	109,276
		107,467,705

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	11,316	310,058
American Outdoor Brands Corp. *	22,871	216,474
Bassett Furniture Industries, Inc.	5,330	36,457
Beazer Homes USA, Inc. *	12,172	85,691
Brunswick Corp.	28,630	1,366,224
Callaway Golf Co.	33,432	478,746
Capri Holdings Ltd. *	53,797	820,404
Carter's, Inc.	16,266	1,272,001
Cavco Industries, Inc. *	3,109	480,900
Century Communities, Inc. *	9,960	213,343
Clarus Corp.	6,000	64,080
Columbia Sportswear Co.	10,217	744,717
Crocs, Inc. *	23,515	570,239
Culp, Inc.	5,320	37,825
D.R. Horton, Inc.	117,888	5,566,671
Deckers Outdoor Corp. *	9,598	1,427,799
Delta Apparel, Inc. *	1,907	24,562
Escalade, Inc.	3,955	33,815
Ethan Allen Interiors, Inc.	7,327	82,868
Flexsteel Industries, Inc.	1,900	18,240
Fossil Group, Inc. *	12,996	51,464
G-III Apparel Group Ltd. *	15,332	173,712
Garmin Ltd.	51,409	4,172,354
GoPro, Inc., Class A *	61,882	217,825
Green Brick Partners, Inc. *	7,100	63,261
Hamilton Beach Brands Holding Co., Class A	1,750	23,083
Hanesbrands, Inc.	132,331	1,315,370
Hasbro, Inc.	44,986	3,248,439
Helen of Troy Ltd. *	8,762	1,439,421
Hooker Furniture Corp.	5,161	77,363
Hovnanian Enterprises, Inc., Class A *	2,020	25,492
Installed Building Products, Inc. *	8,227	405,673
iRobot Corp. *(b)	10,403	634,167
Johnson Outdoors, Inc., Class A	1,700	116,212
KB Home	29,731	780,141
Kontoor Brands, Inc. *	15,411	299,128
La-Z-Boy, Inc.	16,047	376,302
Lakeland Industries, Inc. *(b)	4,088	55,679
Leggett & Platt, Inc.	47,048	1,652,796
Lennar Corp., Class A	102,715	5,142,940
Levi Strauss & Co., Class A	15,208	196,031
LGI Homes, Inc. *	8,295	502,511
Libbey, Inc. *	7,232	8,317
Lifetime Brands, Inc.	5,000	28,500
lululemon Athletica, Inc. *	42,166	9,423,258
M.D.C. Holdings, Inc.	18,241	533,549
M/I Homes, Inc. *	9,900	252,054
Malibu Boats, Inc., Class A *	9,052	311,208
Marine Products Corp.	3,933	38,229
MasterCraft Boat Holdings, Inc. *	4,993	52,177
Mattel, Inc. *	125,698	1,096,087
Meritage Homes Corp. *	12,324	647,749
Mohawk Industries, Inc. *	20,577	1,805,014
Movado Group, Inc.	5,167	53,272
Newell Brands, Inc.	135,666	1,883,044
NIKE, Inc., Class B	439,626	38,326,595

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NVR, Inc. *	1,222	3,788,200
Oxford Industries, Inc.	5,331	223,476
Peloton Interactive, Inc., Class A *	14,023	441,725
Polaris, Inc.	20,602	1,461,300
PulteGroup, Inc.	88,003	2,487,845
PVH Corp.	26,114	1,285,592
Ralph Lauren Corp.	17,193	1,268,500
Rocky Brands, Inc.	1,800	38,610
Skechers U.S.A., Inc., Class A *	46,669	1,315,132
Skyline Champion Corp. *	19,743	389,135
Sonos, Inc. *	22,107	225,934
Steven Madden Ltd.	27,804	697,046
Sturm, Ruger & Co., Inc.	5,258	279,726
Superior Group of Cos., Inc.	3,200	27,904
Tapestry, Inc.	98,783	1,469,891
Taylor Morrison Home Corp. *	44,548	648,173
Tempur Sealy International, Inc. *	15,525	834,469
The Lovesac Co. *	1,800	21,474
Toll Brothers, Inc.	42,279	1,015,542
TopBuild Corp. *	11,848	1,104,115
TRI Pointe Group, Inc. *	51,826	594,962
Tupperware Brands Corp.	14,971	48,207
Turtle Beach Corp. *	2,910	28,605
Under Armour, Inc., Class A *	66,741	695,441
Under Armour, Inc., Class C *	67,872	629,173
Unifi, Inc. *	4,248	43,967
Universal Electronics, Inc. *	5,443	224,687
Vera Bradley, Inc. *	5,909	32,559
VF Corp.	117,842	6,846,620
Vista Outdoor, Inc. *	17,574	177,849
Vuzix Corp. *(b)	7,800	12,090
Whirlpool Corp.	22,046	2,463,420
Wolverine World Wide, Inc.	27,313	559,643
YETI Holdings, Inc. *	17,352	479,089
ZAGG, Inc. *	8,000	26,400
		121,166,032

Consumer Services 1.9%
Adtalem Global Education, Inc. *	18,133	576,085
American Public Education, Inc. *	5,600	144,312
Aramark	87,288	2,383,835
Aspen Group, Inc. *	4,985	39,382
BBX Capital Corp.	20,416	43,282
Biglari Holdings, Inc., Class B *	678	47,453
BJ's Restaurants, Inc.	6,241	136,428
Bloomin' Brands, Inc.	28,402	342,244
Bluegreen Vacations Corp.	2,223	12,115
Boyd Gaming Corp.	31,712	529,273
Bright Horizons Family Solutions, Inc. *	20,437	2,379,889
Brinker International, Inc.	12,650	294,492
Caesars Entertainment Corp. *	192,611	1,860,622
Carnival Corp. (b)	163,737	2,603,418
Carriage Services, Inc.	6,911	103,803
Carrols Restaurant Group, Inc. *	10,038	36,639
Century Casinos, Inc. *	7,935	35,985
Chegg, Inc. *	42,157	1,802,212
Chipotle Mexican Grill, Inc. *	8,986	7,894,650
Choice Hotels International, Inc.	10,703	803,260
Churchill Downs, Inc.	12,147	1,217,372
Chuy's Holdings, Inc. *	5,160	86,482
Collectors Universe, Inc.	2,500	54,925
Cracker Barrel Old Country Store, Inc.	8,955	872,217
Darden Restaurants, Inc.	45,976	3,392,569
Dave & Buster's Entertainment, Inc.	11,742	171,903
Del Taco Restaurants, Inc. *	10,395	61,123
Denny's Corp. *	21,100	237,797
Dine Brands Global, Inc.	5,538	245,832
Security	Number of Shares	Value ($)
Domino's Pizza, Inc.	13,531	4,897,275
Drive Shack, Inc. *	17,215	22,724
Dunkin' Brands Group, Inc.	29,595	1,859,750
El Pollo Loco Holdings, Inc. *	6,221	76,083
Eldorado Resorts, Inc. *(b)	23,729	508,750
Everi Holdings, Inc. *	27,873	137,971
Extended Stay America, Inc.	68,115	740,410
Fiesta Restaurant Group, Inc. *	7,980	58,055
Franchise Group, Inc.	3,465	50,035
frontdoor, Inc. *	29,034	1,123,906
Golden Entertainment, Inc. *	6,136	57,924
Graham Holdings Co., Class B	1,675	653,267
Grand Canyon Education, Inc. *	16,295	1,401,696
H&R Block, Inc.	67,923	1,130,918
Hilton Grand Vacations, Inc. *	32,162	662,537
Hilton Worldwide Holdings, Inc.	99,308	7,518,609
Houghton Mifflin Harcourt Co. *	37,061	59,298
Hyatt Hotels Corp., Class A	13,340	750,508
Inspired Entertainment, Inc. *	6,626	17,029
J Alexander's Holdings, Inc. *	6,429	34,009
Jack in the Box, Inc.	8,383	505,495
K12, Inc. *	12,100	274,791
Las Vegas Sands Corp.	119,327	5,730,083
Laureate Education, Inc., Class A *	35,961	340,551
Lindblad Expeditions Holdings, Inc. *	7,500	50,100
Marriott International, Inc., Class A	95,685	8,701,594
Marriott Vacations Worldwide Corp.	13,189	1,094,687
McDonald's Corp.	265,497	49,796,617
MGM Resorts International	181,492	3,054,510
Monarch Casino & Resort, Inc. *	5,782	192,772
Nathan's Famous, Inc.	842	47,379
Noodles & Co. *	12,000	75,000
Norwegian Cruise Line Holdings Ltd. *	74,719	1,225,392
OneSpaWorld Holdings Ltd.	12,005	78,153
Papa John's International, Inc.	8,032	577,661
Penn National Gaming, Inc. *	38,412	684,502
Perdoceo Education Corp. *	25,565	332,345
Planet Fitness, Inc., Class A *	28,383	1,712,346
Playa Hotels & Resorts N.V. *	16,595	40,990
PlayAGS, Inc. *	10,460	45,919
Potbelly Corp. *	7,813	26,955
RCI Hospitality Holdings, Inc.	2,500	31,325
Red Lion Hotels Corp. *	7,000	11,270
Red Robin Gourmet Burgers, Inc. *	3,624	53,019
Red Rock Resorts, Inc., Class A	25,517	279,666
Regis Corp. *	10,203	126,721
Royal Caribbean Cruises Ltd.	60,186	2,814,899
Ruth's Hospitality Group, Inc.	8,878	99,922
Scientific Games Corp., Class A *	17,505	220,738
SeaWorld Entertainment, Inc. *	13,437	197,390
Select Interior Concepts, Inc., Class A *	7,504	24,013
Service Corp. International	63,526	2,333,945
ServiceMaster Global Holdings, Inc. *	48,949	1,666,713
Shake Shack, Inc., Class A *	10,298	561,344
Six Flags Entertainment Corp.	26,328	526,823
Starbucks Corp.	417,139	32,007,076
Strategic Education, Inc.	8,045	1,281,569
Target Hospitality Corp. *	12,493	25,236
Texas Roadhouse, Inc.	22,890	1,077,890
The Cheesecake Factory, Inc.	14,852	331,051
The Wendy's Co.	66,277	1,316,261
Twin River Worldwide Holdings, Inc.	8,823	139,227
Universal Technical Institute, Inc. *	13,059	83,969
Vail Resorts, Inc.	14,477	2,475,567
Wingstop, Inc.	10,813	1,268,041
WW International, Inc. *	16,524	421,527
Wyndham Destinations, Inc.	31,553	806,810
Wyndham Hotels & Resorts, Inc.	33,142	1,249,785

37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	33,663	2,879,196
Yum! Brands, Inc.	108,283	9,358,900
		188,428,088

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	17,171	1,201,283
AG Mortgage Investment Trust, Inc. (b)	14,385	45,888
AGNC Investment Corp.	187,505	2,328,812
Ally Financial, Inc.	135,377	2,218,829
American Express Co.	236,622	21,591,757
Ameriprise Financial, Inc.	44,287	5,090,348
Annaly Capital Management, Inc.	505,350	3,158,437
Anworth Mortgage Asset Corp.	50,580	86,998
Apollo Commercial Real Estate Finance, Inc.	51,018	415,797
Apollo Global Management, Inc.	69,860	2,828,631
Arbor Realty Trust, Inc.	31,801	219,109
Ares Commercial Real Estate Corp.	10,752	83,328
Ares Management Corp., Class A	26,057	874,212
Arlington Asset Investment Corp., Class A	11,092	31,390
ARMOUR Residential REIT, Inc.	22,015	194,613
Artisan Partners Asset Management, Inc., Class A	18,701	550,557
Ashford, Inc. *	868	8,116
Assetmark Financial Holdings, Inc. *	4,688	112,465
Associated Capital Group, Inc., Class A	1,241	47,493
B. Riley Financial, Inc.	6,039	120,116
Berkshire Hathaway, Inc., Class B *	688,951	129,081,859
BGC Partners, Inc., Class A	93,111	288,179
BlackRock, Inc.	41,672	20,921,011
Blackstone Mortgage Trust, Inc., Class A	47,193	1,110,451
Blucora, Inc. *	15,753	221,645
BrightSphere Investment Group, Inc. *	24,528	181,752
Cannae Holdings, Inc. *	25,135	793,009
Capital One Financial Corp.	165,812	10,737,985
Capstead Mortgage Corp.	40,081	208,020
Cboe Global Markets, Inc.	39,305	3,906,131
Cherry Hill Mortgage Investment Corp.	7,830	54,497
Chimera Investment Corp.	62,935	489,005
CME Group, Inc.	126,260	22,500,795
Cohen & Steers, Inc.	8,356	482,475
Colony Credit Real Estate, Inc.	30,690	147,619
Cowen, Inc., Class A	8,211	89,910
Credit Acceptance Corp. *(b)	5,049	1,573,117
Curo Group Holdings Corp.	6,544	60,990
Diamond Hill Investment Group, Inc.	1,017	111,423
Discover Financial Services	109,549	4,707,321
Donnelley Financial Solutions, Inc. *	18,097	131,746
Dynex Capital, Inc.	7,748	110,874
E*TRADE Financial Corp.	79,353	3,222,525
Eaton Vance Corp.	38,920	1,428,364
Elevate Credit, Inc. *	5,396	10,091
Ellington Financial, Inc.	14,178	147,309
Ellington Residential Mortgage REIT	2,688	23,977
Encore Capital Group, Inc. *	10,375	269,542
Enova International, Inc. *	10,313	165,421
Equitable Holdings, Inc.	155,619	2,850,940
Evercore, Inc., Class A	13,443	693,659
Exantas Capital Corp.	9,433	27,922
EZCORP, Inc., Class A *	14,614	81,838
FactSet Research Systems, Inc.	13,344	3,669,600
Federated Hermes, Inc.	34,115	776,799
FGL Holdings	44,500	461,910
FirstCash, Inc.	14,771	1,061,149
Focus Financial Partners, Inc., Class A *	9,640	230,010
Franklin Resources, Inc.	99,179	1,868,532
Security	Number of Shares	Value ($)
GAIN Capital Holdings, Inc.	6,506	42,549
GAMCO Investors, Inc., Class A	2,351	30,422
Granite Point Mortgage Trust, Inc.	19,886	99,032
Great Ajax Corp.	5,175	45,023
Great Elm Capital Group, Inc. *	11,791	22,521
Green Dot Corp., Class A *	15,760	480,680
Greenhill & Co., Inc.	6,539	69,771
Hamilton Lane, Inc., Class A	8,909	577,749
Houlihan Lokey, Inc.	15,358	911,958
Hunt Cos. Finance Trust, Inc.	13,059	25,857
Interactive Brokers Group, Inc., Class A	27,189	1,114,749
Intercontinental Exchange, Inc.	196,177	17,548,033
INTL. FCStone, Inc. *	6,044	241,518
Invesco Ltd.	128,578	1,108,342
Invesco Mortgage Capital, Inc. (b)	56,321	171,216
Janus Henderson Group plc	56,721	1,015,306
Jefferies Financial Group, Inc.	83,782	1,149,489
KKR & Co., Inc., Class A	198,403	5,001,740
KKR Real Estate Finance Trust, Inc.	8,629	136,166
Ladder Capital Corp. REIT	36,027	286,415
Lazard Ltd., Class A	40,739	1,120,322
Legg Mason, Inc.	27,907	1,390,606
LendingClub Corp. *	30,093	230,813
LendingTree, Inc. *	2,539	633,150
LPL Financial Holdings, Inc.	27,937	1,682,366
MarketAxess Holdings, Inc.	13,453	6,121,250
Marlin Business Services Corp.	4,000	42,560
Medallion Financial Corp. *	10,486	30,200
MFA Financial, Inc.	152,167	266,292
Moelis & Co., Class A	17,869	533,747
Moody's Corp.	57,248	13,962,787
Morgan Stanley	409,439	16,144,180
Morningstar, Inc.	7,494	1,168,764
MSCI, Inc.	29,962	9,797,574
Nasdaq, Inc.	40,595	4,452,054
Navient Corp.	69,259	527,754
Nelnet, Inc., Class A	8,239	396,708
New Residential Investment Corp.	144,632	880,809
New York Mortgage Trust, Inc.	127,968	278,970
Northern Trust Corp.	75,368	5,966,131
On Deck Capital, Inc. *	20,000	24,200
OneMain Holdings, Inc.	26,737	647,303
Oportun Financial Corp. *	3,745	28,013
Oppenheimer Holdings, Inc., Class A	3,500	72,030
Orchid Island Capital, Inc.	30,714	121,013
PennyMac Mortgage Investment Trust	38,176	397,030
Piper Sandler Cos.	6,104	329,067
PJT Partners, Inc., Class A	6,501	316,209
PRA Group, Inc. *	15,864	440,067
Pzena Investment Management, Inc., Class A	8,430	41,476
Raymond James Financial, Inc.	43,501	2,867,586
Ready Capital Corp.	12,925	86,210
Redwood Trust, Inc.	35,407	145,169
Regional Management Corp. *	3,000	47,820
S&P Global, Inc.	85,986	25,183,580
Safeguard Scientifics, Inc.	7,000	49,630
Santander Consumer USA Holdings, Inc.	36,681	571,857
Sculptor Capital Management, Inc.	5,600	82,096
SEI Investments Co.	44,554	2,270,472
Siebert Financial Corp. *	3,682	20,987
Silvercrest Asset Management Group, Inc., Class A	3,213	32,708
SLM Corp.	149,944	1,250,533
Starwood Property Trust, Inc.	97,349	1,259,696
State Street Corp.	128,811	8,120,245
Stifel Financial Corp.	24,979	1,106,070
Synchrony Financial	197,500	3,908,525

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	81,952	9,476,110
TD Ameritrade Holding Corp.	92,931	3,649,400
The Bank of New York Mellon Corp.	296,237	11,120,737
The Blackstone Group, Inc., Class A	231,870	12,112,889
The Charles Schwab Corp. (c)	399,482	15,068,461
The Goldman Sachs Group, Inc.	112,090	20,559,548
TPG RE Finance Trust, Inc.	16,170	124,347
Tradeweb Markets, Inc., Class A	26,389	1,376,450
Two Harbors Investment Corp.	95,345	435,727
Victory Capital Holdings, Inc., Class A	3,900	58,851
Virtu Financial, Inc., Class A	26,912	628,933
Virtus Investment Partners, Inc.	2,565	208,458
Voya Financial, Inc.	47,345	2,138,574
Waddell & Reed Financial, Inc., Class A	25,984	378,067
Western Asset Mortgage Capital Corp.	15,107	46,076
Westwood Holdings Group, Inc.	2,653	61,099
WisdomTree Investments, Inc.	38,043	123,259
World Acceptance Corp. *	2,084	141,399
		478,941,131

Energy 2.8%
Abraxas Petroleum Corp. *	81,152	25,539
Adams Resources & Energy, Inc.	1,166	32,572
Altus Midstream Co., Class A *	17,889	13,596
Amplify Energy Corp.	11,998	15,837
Antero Midstream Corp. (b)	101,003	479,764
Antero Resources Corp. *(b)	74,733	222,704
Apache Corp.	131,421	1,718,987
Apergy Corp. *(b)	26,919	247,924
Arch Coal, Inc., Class A	5,290	154,415
Archrock, Inc.	39,936	192,092
Aspen Aerogels, Inc. *	6,261	35,062
Baker Hughes Co.	229,779	3,205,417
Berry Corp.	15,620	53,577
Bonanza Creek Energy, Inc. *	5,626	98,230
Brigham Minerals, Inc., Class A	13,095	168,795
Cabot Oil & Gas Corp.	143,885	3,110,794
Cactus, Inc., Class A	15,987	284,249
California Resources Corp. *(b)	16,680	46,704
Callon Petroleum Co. *	131,881	123,929
Centennial Resource Development, Inc., Class A *	64,330	75,909
Cheniere Energy, Inc. *	80,817	3,773,346
Chesapeake Energy Corp. *(b)	1,970	34,475
Chevron Corp.	666,779	61,343,668
Cimarex Energy Co.	35,644	906,070
Clean Energy Fuels Corp. *	36,000	77,580
CNX Resources Corp. *	70,245	744,597
Comstock Resources, Inc. *	6,806	52,134
Concho Resources, Inc.	70,595	4,004,148
ConocoPhillips	386,488	16,271,145
CONSOL Energy, Inc. *	8,270	62,769
Contango Oil & Gas Co. *	29,038	59,237
Continental Resources, Inc. (b)	28,202	462,231
Core Laboratories N.V.	16,569	324,918
CVR Energy, Inc.	10,411	248,302
Dawson Geophysical Co. *	14,633	18,584
Delek US Holdings, Inc.	26,175	611,186
Denbury Resources, Inc. *	137,039	48,717
Devon Energy Corp.	141,168	1,760,365
Diamond S Shipping, Inc. *	8,382	104,021
Diamondback Energy, Inc.	56,835	2,474,596
DMC Global, Inc.	4,394	113,409
Dorian LPG Ltd. *	11,000	104,390
Dril-Quip, Inc. *	13,403	444,041
Earthstone Energy, Inc., Class A *	5,613	12,966
EOG Resources, Inc.	205,495	9,763,067
Security	Number of Shares	Value ($)
EQT Corp.	92,404	1,348,174
Equitrans Midstream Corp.	74,333	622,911
Era Group, Inc. *	6,921	35,436
Evolution Petroleum Corp.	8,679	25,777
Exterran Corp. *	9,906	67,361
Extraction Oil & Gas, Inc. *	30,147	15,966
Exxon Mobil Corp.	1,493,271	69,392,303
Falcon Minerals Corp.	13,000	31,785
Forum Energy Technologies, Inc. *	33,550	14,426
Frank's International N.V. *	42,473	103,209
FTS International, Inc. *	9,805	4,020
Geospace Technologies Corp. *	7,458	46,314
Goodrich Petroleum Corp. *	3,169	26,968
Green Plains, Inc.	13,339	78,300
Gulf Island Fabrication, Inc. *	4,500	13,590
Gulfport Energy Corp. *	53,493	136,675
Hallador Energy Co.	8,706	6,631
Halliburton Co.	307,331	3,226,975
Helix Energy Solutions Group, Inc. *	52,600	133,604
Helmerich & Payne, Inc.	39,011	771,247
Hess Corp.	92,236	4,486,359
Hi-Crush, Inc. *	48,197	14,922
HighPoint Resources Corp. *	33,805	11,210
HollyFrontier Corp.	53,696	1,774,116
Independence Contract Drilling, Inc. *(b)	575	4,479
International Seaways, Inc.	8,633	208,919
ION Geophysical Corp. *	3,676	7,426
Kinder Morgan, Inc.	685,494	10,440,074
KLX Energy Services Holdings, Inc. *	8,644	11,237
Kosmos Energy Ltd.	123,816	204,296
Laredo Petroleum, Inc. *	73,120	79,701
Liberty Oilfield Services, Inc., Class A	16,890	79,721
Lilis Energy, Inc. *	28,432	6,539
Lonestar Resources US, Inc., Class A *	6,800	5,144
Magnolia Oil & Gas Corp., Class A *	34,040	220,239
Mammoth Energy Services, Inc.	4,000	3,360
Marathon Oil Corp.	281,048	1,720,014
Marathon Petroleum Corp.	228,871	7,342,182
Matador Resources Co. *	39,449	277,721
Matrix Service Co. *	8,000	83,520
Montage Resources Corp. *	2,898	19,793
Murphy Oil Corp.	52,194	619,021
Nabors Industries Ltd.	2,588	38,121
NACCO Industries, Inc., Class A	1,900	66,785
National Oilwell Varco, Inc.	134,810	1,703,998
Natural Gas Services Group, Inc. *	4,213	26,753
NCS Multistage Holdings, Inc. *	4,000	2,680
Newpark Resources, Inc. *	27,584	42,203
NexTier Oilfield Solutions, Inc. *	55,546	128,867
Nine Energy Service, Inc. *	4,359	6,321
Noble Corp. plc *	107,107	27,634
Noble Energy, Inc.	169,617	1,663,943
Northern Oil & Gas, Inc. *	84,525	70,764
Oasis Petroleum, Inc. *	98,252	69,160
Occidental Petroleum Corp.	314,853	5,226,560
Oceaneering International, Inc. *	31,277	160,764
Oil States International, Inc. *	23,526	80,929
ONEOK, Inc.	144,327	4,319,707
Overseas Shipholding Group, Inc., Class A *	18,500	46,250
Pacific Ethanol, Inc. *	22,969	8,131
Panhandle Oil & Gas, Inc., Class A	6,200	26,846
Par Pacific Holdings, Inc. *	12,907	125,456
Parsley Energy, Inc., Class A	110,016	1,039,651
Patterson-UTI Energy, Inc.	66,559	245,603
PBF Energy, Inc., Class A	34,678	395,329
PDC Energy, Inc. *	33,648	437,087
Peabody Energy Corp.	27,434	93,001

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Penn Virginia Corp. *	3,770	23,713
Phillips 66	156,480	11,449,642
Pioneer Natural Resources Co.	58,095	5,188,464
ProPetro Holding Corp. *	32,169	136,397
QEP Resources, Inc.	77,176	76,096
Range Resources Corp.	66,553	388,004
Renewable Energy Group, Inc. *	14,753	366,022
REX American Resources Corp. *	1,646	97,904
Ring Energy, Inc. *	20,681	18,640
RPC, Inc.	17,418	59,395
SandRidge Energy, Inc. *	8,633	17,180
Schlumberger Ltd.	491,463	8,266,408
SEACOR Holdings, Inc. *	7,085	200,222
SEACOR Marine Holdings, Inc. *	10,065	31,503
Select Energy Services, Inc., Class A *	17,554	84,259
SilverBow Resources, Inc. *	1,839	9,949
SM Energy Co.	35,926	145,500
Solaris Oilfield Infrastructure, Inc., Class A	9,189	62,853
Southwestern Energy Co. *	193,835	626,087
Talos Energy, Inc. *	7,627	86,872
Targa Resources Corp.	81,708	1,058,936
TechnipFMC plc	147,197	1,311,525
Tellurian, Inc. *(b)	28,096	39,896
TETRA Technologies, Inc. *	33,023	16,059
The Williams Cos., Inc.	427,321	8,277,208
Tidewater, Inc. *	12,517	72,098
Torchlight Energy Resources, Inc. *	33,032	13,626
Transocean Ltd. *	195,370	250,074
U.S. Well Services, Inc. *	10,920	5,042
Unit Corp. *	17,972	6,075
Uranium Energy Corp. *	39,550	43,505
US Silica Holdings, Inc.	23,982	46,045
VAALCO Energy, Inc. *	20,055	18,599
Valaris plc *	68,457	31,182
Valero Energy Corp.	144,227	9,136,780
W&T Offshore, Inc. *	25,000	69,250
World Fuel Services Corp.	22,400	560,000
WPX Energy, Inc. *	142,630	874,322
		283,065,598

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	46,714	1,229,045
Casey's General Stores, Inc.	13,124	1,987,105
Costco Wholesale Corp.	155,736	47,188,008
Grocery Outlet Holding Corp. *	21,935	729,778
HF Foods Group, Inc. *(b)	11,138	90,552
Ingles Markets, Inc., Class A	4,200	171,486
Natural Grocers by Vitamin Cottage, Inc.	2,400	27,048
Performance Food Group Co. *	46,046	1,351,450
PriceSmart, Inc.	9,252	587,872
Rite Aid Corp. *	19,024	272,614
SpartanNash, Co.	10,256	175,890
Sprouts Farmers Market, Inc. *	40,062	832,488
Sysco Corp.	179,621	10,107,274
The Andersons, Inc.	12,706	215,621
The Chefs' Warehouse, Inc. *	9,323	131,268
The Kroger Co.	281,157	8,887,373
U.S. Foods Holding Corp. *	75,322	1,619,423
United Natural Foods, Inc. *	18,511	196,957
Village Super Market, Inc., Class A	3,931	94,462
Walgreens Boots Alliance, Inc.	264,065	11,431,374
Walmart, Inc.	500,055	60,781,685
Weis Markets, Inc.	6,977	349,059
		148,457,832

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.4%
22nd Century Group, Inc. *	28,273	26,582
Alico, Inc.	475	13,922
Altria Group, Inc.	660,271	25,915,637
Archer-Daniels-Midland Co.	196,746	7,307,146
B&G Foods, Inc.	23,882	463,788
Beyond Meat, Inc. *	3,416	338,150
Brown-Forman Corp., Class A	19,538	1,108,195
Brown-Forman Corp., Class B	63,988	3,980,054
Bunge Ltd.	50,281	1,994,647
Cal-Maine Foods, Inc. *	10,307	427,844
Calavo Growers, Inc.	5,260	305,080
Campbell Soup Co.	60,095	3,003,548
Celsius Holdings, Inc. *	12,799	64,251
Coca-Cola Consolidated, Inc.	1,696	399,357
ConAgra Brands, Inc.	171,747	5,743,220
Constellation Brands, Inc., Class A	59,186	9,747,342
Craft Brew Alliance, Inc. *	3,000	45,300
Darling Ingredients, Inc. *	57,811	1,190,329
Farmer Bros Co. *	4,500	41,580
Flowers Foods, Inc.	68,755	1,531,861
Fresh Del Monte Produce, Inc.	11,734	334,536
Freshpet, Inc. *	12,038	907,786
General Mills, Inc.	212,429	12,722,373
Hormel Foods Corp.	97,733	4,578,791
Hostess Brands, Inc. *	43,750	525,875
Ingredion, Inc.	23,705	1,924,846
J&J Snack Foods Corp.	5,365	681,516
John B. Sanfilippo & Son, Inc.	3,617	297,064
Kellogg Co.	87,602	5,737,931
Keurig Dr Pepper, Inc.	96,096	2,542,700
Lamb Weston Holdings, Inc.	51,279	3,146,479
Lancaster Colony Corp.	7,092	954,796
Landec Corp. *	9,100	101,465
Limoneira Co.	4,500	60,075
McCormick & Co., Inc. - Non Voting Shares	43,551	6,830,539
MGP Ingredients, Inc.	4,637	174,954
Molson Coors Beverage Co., Class B	66,668	2,734,055
Mondelez International, Inc., Class A	507,621	26,112,024
Monster Beverage Corp. *	134,273	8,299,414
National Beverage Corp. *(b)	4,003	201,071
New Age Beverages Corp. *(b)	25,010	35,264
PepsiCo, Inc.	490,756	64,922,111
Philip Morris International, Inc.	547,805	40,866,253
Pilgrim's Pride Corp. *	17,681	388,982
Post Holdings, Inc. *	22,968	2,109,611
Pyxus International, Inc. *(b)	5,438	14,248
RiceBran Technologies *	12,444	16,053
Sanderson Farms, Inc.	7,034	957,609
Seaboard Corp.	95	286,055
Seneca Foods Corp., Class A *	2,000	71,960
The Alkaline Water Co., Inc. *	16,336	16,336
The Boston Beer Co., Inc., Class A *	3,307	1,542,749
The Coca-Cola Co.	1,358,963	62,362,812
The Hain Celestial Group, Inc. *	29,151	753,262
The Hershey Co.	52,568	6,961,580
The JM Smucker Co.	39,777	4,570,775
The Kraft Heinz Co.	218,498	6,627,044
The Simply Good Foods Co. *	28,499	537,206
Tootsie Roll Industries, Inc.	6,110	214,644
TreeHouse Foods, Inc. *	20,033	1,036,307
Turning Point Brands, Inc.	2,757	64,238
Tyson Foods, Inc., Class A	103,971	6,465,957

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Universal Corp.	9,019	436,249
Vector Group Ltd.	41,360	442,552
		344,215,980

Health Care Equipment & Services 6.8%
Abbott Laboratories	622,128	57,291,768
ABIOMED, Inc. *	15,977	3,055,601
Acadia Healthcare Co., Inc. *	32,741	786,111
Accuray, Inc. *	28,423	63,525
Addus HomeCare Corp. *	4,546	368,317
Align Technology, Inc. *	25,291	5,433,771
Allscripts Healthcare Solutions, Inc. *	53,720	349,180
Alphatec Holdings, Inc. *	17,902	81,096
Amedisys, Inc. *	11,265	2,074,562
American Renal Associates Holdings, Inc. *	4,023	30,092
AmerisourceBergen Corp.	52,567	4,713,157
AMN Healthcare Services, Inc. *	15,960	749,801
AngioDynamics, Inc. *	11,450	119,424
Antares Pharma, Inc. *	62,307	201,875
Anthem, Inc.	89,605	25,154,812
Apollo Medical Holdings, Inc. *	6,700	104,118
Apyx Medical Corp. *	8,600	29,240
AtriCure, Inc. *	14,731	635,201
Atrion Corp.	475	300,119
Avanos Medical, Inc. *	17,115	531,421
AxoGen, Inc. *	11,943	116,444
Axonics Modulation Technologies, Inc. *(b)	6,671	214,873
Baxter International, Inc.	179,459	15,932,370
Becton, Dickinson & Co.	95,368	24,083,281
BioLife Solutions, Inc. *	2,800	30,604
BioSig Technologies, Inc. *(b)	8,008	62,142
BioTelemetry, Inc. *	13,320	622,177
Boston Scientific Corp. *	489,512	18,346,910
Brookdale Senior Living, Inc. *	69,175	249,722
Cantel Medical Corp.	13,357	494,209
Capital Senior Living Corp. *	1,618	1,263
Cardinal Health, Inc.	104,300	5,160,764
Cardiovascular Systems, Inc. *	11,626	488,292
Castlight Health, Inc., Class B *	20,805	15,250
Catasys, Inc. *(b)	2,607	79,357
Centene Corp. *	205,135	13,657,888
Cerner Corp.	112,227	7,787,432
Cerus Corp. *	65,837	404,898
Change Healthcare, Inc. *	79,446	924,751
Chembio Diagnostics, Inc. *	7,487	95,085
Chemed Corp.	5,779	2,407,358
Cigna Corp. *	131,623	25,769,151
Community Health Systems, Inc. *	34,809	105,471
Computer Programs & Systems, Inc.	3,700	88,911
ConforMIS, Inc. *	21,969	16,888
CONMED Corp.	9,398	694,606
CorVel Corp. *	3,002	158,175
Covetrus, Inc. *	36,397	432,760
Cross Country Healthcare, Inc. *	14,856	93,444
CryoLife, Inc. *	12,053	269,143
CryoPort, Inc. *	14,093	265,512
Cutera, Inc. *	4,219	56,746
CVS Health Corp.	458,625	28,228,369
CytoSorbents Corp. *	15,802	135,265
Danaher Corp.	225,085	36,792,394
DaVita, Inc. *	32,044	2,531,796
DENTSPLY SIRONA, Inc.	78,199	3,318,766
DexCom, Inc. *	32,068	10,749,194
Edwards Lifesciences Corp. *	73,316	15,946,230
Ekso Bionics Holdings, Inc. *	1,406	5,554
Security	Number of Shares	Value ($)
Encompass Health Corp.	34,326	2,274,097
Endologix, Inc. *	7,640	7,218
Envista Holdings Corp. *	54,098	1,053,288
Enzo Biochem, Inc. *	13,471	40,682
Evolent Health, Inc., Class A *	22,871	164,900
Five Star Senior Living, Inc. *	5,708	18,722
FONAR Corp. *	1,870	36,465
Fulgent Genetics, Inc. *	5,517	93,623
Genesis Healthcare, Inc. *	32,553	28,321
GenMark Diagnostics, Inc. *	16,600	207,666
Glaukos Corp. *	14,090	516,962
Globus Medical, Inc., Class A *	27,392	1,300,024
Guardant Health, Inc. *	13,977	1,075,670
Haemonetics Corp. *	18,086	2,057,825
Hanger, Inc. *	13,820	253,735
HCA Healthcare, Inc.	93,999	10,328,610
Health Catalyst, Inc. *	3,066	81,770
HealthEquity, Inc. *	24,214	1,362,522
HealthStream, Inc. *	7,648	174,566
Helius Medical Technologies, Inc. *	95,675	40,624
Henry Schein, Inc. *	51,937	2,833,683
Heska Corp. *	2,364	167,371
Hill-Rom Holdings, Inc.	23,290	2,619,892
HMS Holdings Corp. *	29,159	836,134
Hologic, Inc. *	94,461	4,732,496
HTG Molecular Diagnostics, Inc. *	18,640	6,897
Humana, Inc.	46,877	17,898,576
Icad, Inc. *	10,242	116,964
ICU Medical, Inc. *	6,547	1,435,823
IDEXX Laboratories, Inc. *	30,186	8,379,634
InfuSystem Holdings, Inc. *	8,924	107,534
Inogen, Inc. *	6,823	341,150
Inovalon Holdings, Inc., Class A *	28,884	505,470
Inspire Medical Systems, Inc. *	5,414	387,967
Insulet Corp. *	21,590	4,311,955
Integer Holdings Corp. *	12,313	916,826
Integra LifeSciences Holdings Corp. *	25,697	1,311,832
IntriCon Corp. *	4,256	56,179
Intuitive Surgical, Inc. *	40,971	20,931,264
Invacare Corp.	9,218	69,319
iRadimed Corp. *	1,334	29,028
iRhythm Technologies, Inc. *	9,107	962,063
Laboratory Corp. of America Holdings *	33,927	5,579,295
Lantheus Holdings, Inc. *	15,270	199,274
LeMaitre Vascular, Inc.	7,388	210,484
LHC Group, Inc. *	10,084	1,310,819
LivaNova plc *	19,507	1,036,212
Livongo Health, Inc. *	5,021	200,890
Magellan Health, Inc. *	6,957	422,499
Masimo Corp. *	17,265	3,693,156
McKesson Corp.	56,809	8,024,271
MEDNAX, Inc. *	29,765	432,188
Medtronic plc	472,052	46,086,437
Meridian Bioscience, Inc. *	17,657	211,884
Merit Medical Systems, Inc. *	20,268	827,340
Mesa Laboratories, Inc.	1,318	313,684
Misonix, Inc. *	7,008	88,231
Molina Healthcare, Inc. *	22,645	3,713,101
National HealthCare Corp.	3,965	271,087
National Research Corp.	3,945	203,523
Natus Medical, Inc. *	13,282	331,917
Neogen Corp. *	18,220	1,140,390
Neuronetics, Inc. *	8,872	22,180
Nevro Corp. *	11,035	1,298,157
NextGen Healthcare, Inc. *	16,383	172,841
NuVasive, Inc. *	17,797	1,083,481
Omnicell, Inc. *	14,420	1,051,218
OptimizeRx Corp. *	3,035	28,256

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Option Care Health, Inc. *	14,729	210,625
OraSure Technologies, Inc. *	26,581	423,701
Orthofix Medical, Inc. *	6,531	231,524
OrthoPediatrics Corp. *	2,728	133,263
Owens & Minor, Inc.	18,500	130,980
Patterson Cos., Inc.	31,422	574,394
Penumbra, Inc. *	11,156	1,978,182
PetIQ, Inc. *	6,200	177,320
Phreesia, Inc. *	8,453	214,622
Premier, Inc., Class A *	23,402	776,010
Progyny, Inc. *(b)	3,526	82,614
Psychemedics Corp.	2,969	17,814
Pulse Biosciences, Inc. *	3,000	33,690
Quest Diagnostics, Inc.	47,066	5,182,437
Quidel Corp. *	13,483	1,874,137
R1 RCM, Inc. *	36,442	376,081
RadNet, Inc. *	17,404	245,744
Repro-Med Systems, Inc. *	12,953	156,472
ResMed, Inc.	50,612	7,861,056
Rockwell Medical, Inc. *(b)	13,042	30,388
RTI Surgical Holdings, Inc. *	18,100	48,961
SeaSpine Holdings Corp. *	12,098	124,609
Select Medical Holdings Corp. *	39,510	674,436
Senseonics Holdings, Inc. *	26,000	14,820
Sensus Healthcare, Inc. *	5,903	14,758
Shockwave Medical, Inc. *	3,909	156,829
SI-BONE, Inc. *	6,811	110,134
Sientra, Inc. *	12,323	28,343
Silk Road Medical, Inc. *	2,557	107,087
Simulations Plus, Inc.	5,428	206,535
SmileDirectClub, Inc. *(b)	20,803	160,599
STAAR Surgical Co. *	10,272	393,623
Stereotaxis, Inc. *	16,205	64,334
Steris plc	29,627	4,221,847
Stryker Corp.	113,231	21,109,655
Surgery Partners, Inc. *	5,591	65,974
Surmodics, Inc. *	4,200	160,020
Tabula Rasa HealthCare, Inc. *	7,830	495,952
Tactile Systems Technology, Inc. *	6,321	326,290
Tandem Diabetes Care, Inc. *	19,235	1,534,568
Teladoc Health, Inc. *	25,952	4,271,440
Teleflex, Inc.	16,332	5,477,753
Tenet Healthcare Corp. *	34,964	705,574
The Cooper Cos., Inc.	17,415	4,992,880
The Ensign Group, Inc.	16,546	618,986
The Joint Corp. *	3,340	40,414
The Pennant Group, Inc. *	8,273	163,723
The Providence Service Corp. *	3,302	191,549
Tivity Health, Inc. *	16,969	152,212
TransEnterix, Inc. *	60,817	25,221
Triple-S Management Corp., Class B *	6,987	118,290
U.S. Physical Therapy, Inc.	4,069	307,210
UnitedHealth Group, Inc.	333,872	97,647,544
Universal Health Services, Inc., Class B	28,410	3,002,653
Utah Medical Products, Inc.	1,365	113,295
Vapotherm, Inc. *	8,718	176,801
Varex Imaging Corp. *	14,217	371,490
Varian Medical Systems, Inc. *	32,289	3,693,216
Veeva Systems, Inc., Class A *	46,373	8,847,968
ViewRay, Inc. *	38,091	79,229
Vocera Communications, Inc. *	10,583	200,654
VolitionRX Ltd. *	15,384	62,767
West Pharmaceutical Services, Inc.	25,983	4,917,543
Wright Medical Group N.V. *	43,637	1,270,709
Zimmer Biomet Holdings, Inc.	72,242	8,647,367
Zynex, Inc. *(b)	8,042	142,022
		683,903,736

Security	Number of Shares	Value ($)
Household & Personal Products 1.8%
BellRing Brands, Inc., Class A *	13,740	240,862
Central Garden & Pet Co. *	4,210	138,677
Central Garden & Pet Co., Class A *	13,239	402,598
Church & Dwight Co., Inc.	86,646	6,064,353
Colgate-Palmolive Co.	302,088	21,227,724
Coty, Inc., Class A	100,228	546,243
Edgewell Personal Care Co. *	18,438	509,073
elf Beauty, Inc. *	7,500	98,025
Energizer Holdings, Inc.	22,274	867,795
Herbalife Nutrition Ltd. *	31,964	1,193,855
Inter Parfums, Inc.	7,019	313,679
Kimberly-Clark Corp.	120,905	16,742,924
Lifevantage Corp. *	5,280	81,840
Medifast, Inc.	3,897	295,704
Natural Health Trends Corp.	2,166	9,011
Nature's Sunshine Products, Inc. *	5,329	46,895
Nu Skin Enterprises, Inc., Class A	18,865	551,047
Oil-Dri Corp. of America	1,600	59,824
Revlon, Inc., Class A *(b)	3,255	43,357
Spectrum Brands Holdings, Inc.	15,321	659,722
The Clorox Co.	44,040	8,210,818
The Estee Lauder Cos., Inc., Class A	78,561	13,858,160
The Procter & Gamble Co.	879,080	103,617,160
USANA Health Sciences, Inc. *	4,945	441,193
Veru, Inc. *	15,200	49,096
WD-40 Co.	5,302	924,033
		177,193,668

Insurance 2.1%
Aflac, Inc.	257,800	9,600,472
Alleghany Corp.	5,021	2,679,758
Ambac Financial Group, Inc. *	18,544	318,957
American Equity Investment Life Holding Co.	31,647	665,220
American Financial Group, Inc.	26,238	1,738,005
American International Group, Inc.	306,337	7,790,150
American National Insurance Co.	3,761	302,760
AMERISAFE, Inc.	7,229	460,270
Aon plc	82,565	14,256,499
Arch Capital Group Ltd. *	142,774	3,430,859
Argo Group International Holdings Ltd.	11,607	410,423
Arthur J. Gallagher & Co.	65,222	5,119,927
Assurant, Inc.	21,297	2,262,593
Assured Guaranty Ltd.	32,878	977,463
Athene Holding Ltd., Class A *	41,102	1,109,754
Axis Capital Holdings Ltd.	29,897	1,094,230
Benefytt Technologies, Inc. *(b)	3,371	88,084
Brighthouse Financial, Inc. *	37,570	965,925
Brown & Brown, Inc.	81,791	2,937,115
BRP Group, Inc., Class A *	5,914	59,258
Chubb Ltd.	159,856	17,266,047
Cincinnati Financial Corp.	53,349	3,510,364
Citizens, Inc. *	22,044	122,565
CNA Financial Corp.	9,550	301,589
CNO Financial Group, Inc.	51,690	726,761
Crawford & Co., Class A	4,938	35,159
Crawford & Co., Class B	5,800	38,280
Donegal Group, Inc., Class A	5,782	82,798
eHealth, Inc. *	8,839	943,121
Employers Holdings, Inc.	11,759	357,121
Enstar Group Ltd. *	5,294	765,618
Erie Indemnity Co., Class A	6,553	1,166,827
Everest Re Group Ltd.	14,237	2,464,852
FBL Financial Group, Inc., Class A	3,305	129,159
FedNat Holding Co.	4,085	49,510

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fidelity National Financial, Inc.	96,358	2,606,484
First American Financial Corp.	39,868	1,838,712
Genworth Financial, Inc., Class A *	174,782	634,459
Global Indemnity Ltd.	2,000	49,180
Globe Life, Inc.	34,249	2,820,063
Goosehead Insurance, Inc., Class A *	4,956	278,230
Greenlight Capital Re Ltd., Class A *	12,115	78,990
Hallmark Financial Services, Inc. *	9,052	39,105
HCI Group, Inc.	2,926	121,868
Heritage Insurance Holdings, Inc.	9,756	110,633
Horace Mann Educators Corp.	15,708	552,293
Independence Holding Co.	2,346	64,890
Investors Title Co.	416	55,702
James River Group Holdings Ltd.	12,642	448,538
Kemper Corp.	22,311	1,499,745
Kingstone Cos., Inc.	2,696	13,210
Kinsale Capital Group, Inc.	7,030	763,599
Lincoln National Corp.	69,687	2,471,798
Loews Corp.	90,351	3,131,566
Maiden Holdings Ltd. *	18,900	21,357
Markel Corp. *	4,829	4,181,141
Marsh & McLennan Cos., Inc.	177,876	17,312,671
MBIA, Inc. *	23,883	194,408
Mercury General Corp.	9,807	401,695
MetLife, Inc.	274,305	9,896,924
National General Holdings Corp.	21,670	412,380
National Western Life Group, Inc., Class A	964	185,792
NI Holdings, Inc. *	2,860	38,639
Old Republic International Corp.	100,464	1,602,401
Palomar Holdings, Inc. *	6,936	405,756
Primerica, Inc.	14,322	1,488,199
Principal Financial Group, Inc.	91,588	3,334,719
ProAssurance Corp.	18,940	405,127
ProSight Global, Inc. *	4,459	37,277
Protective Insurance Corp., Class B	4,607	71,961
Prudential Financial, Inc.	141,529	8,827,164
Reinsurance Group of America, Inc.	21,656	2,266,950
RenaissanceRe Holdings Ltd.	15,297	2,233,515
RLI Corp.	13,764	1,002,432
Safety Insurance Group, Inc.	5,451	458,538
Selective Insurance Group, Inc.	20,690	1,037,190
State Auto Financial Corp.	5,500	137,995
Stewart Information Services Corp.	9,355	298,050
The Allstate Corp.	114,229	11,619,374
The Hanover Insurance Group, Inc.	13,902	1,395,483
The Hartford Financial Services Group, Inc.	128,334	4,875,409
The Progressive Corp.	206,352	15,951,010
The Travelers Cos., Inc.	90,517	9,161,226
Third Point Reinsurance Ltd. *	32,236	239,836
Tiptree, Inc.	7,504	47,951
Trupanion, Inc. *	11,100	332,001
United Fire Group, Inc.	8,730	249,678
United Insurance Holdings Corp.	6,439	55,053
Universal Insurance Holdings, Inc.	9,563	174,333
Unum Group	71,355	1,245,145
W.R. Berkley Corp.	50,825	2,744,550
Watford Holdings Ltd. *	2,793	34,494
White Mountains Insurance Group Ltd.	1,071	1,042,083
Willis Towers Watson plc	45,136	8,047,297
		215,273,762

Materials 2.7%
Advanced Emissions Solutions, Inc.	5,901	43,844
AdvanSix, Inc. *	8,959	109,121
AgroFresh Solutions, Inc. *	10,000	20,100
Security	Number of Shares	Value ($)
Air Products & Chemicals, Inc.	77,382	17,455,832
Albemarle Corp.	37,466	2,301,536
Alcoa Corp. *	64,376	524,664
Allegheny Technologies, Inc. *	43,781	328,795
Amcor plc *	572,984	5,139,666
American Vanguard Corp.	13,910	174,849
Amyris, Inc. *(b)	15,000	40,500
AptarGroup, Inc.	22,245	2,381,995
Arconic Corp. *	33,829	294,989
Ashland Global Holdings, Inc.	20,800	1,283,152
Avery Dennison Corp.	29,123	3,214,888
Axalta Coating Systems Ltd. *	73,084	1,442,678
Balchem Corp.	12,152	1,084,444
Ball Corp.	115,122	7,550,852
Berry Global Group, Inc. *	47,690	1,897,585
Boise Cascade Co.	12,963	405,353
Cabot Corp.	18,903	640,623
Carpenter Technology Corp.	18,695	414,468
Celanese Corp.	42,300	3,513,861
Century Aluminum Co. *	14,114	61,396
CF Industries Holdings, Inc.	75,316	2,071,190
Chase Corp.	2,673	251,957
Clearwater Paper Corp. *	7,956	190,467
Cleveland-Cliffs, Inc.	143,210	627,260
Coeur Mining, Inc. *	86,224	363,003
Commercial Metals Co.	41,029	654,002
Compass Minerals International, Inc.	11,822	581,169
Contura Energy, Inc. *	6,988	26,694
Corteva, Inc. *	263,685	6,905,910
Crown Holdings, Inc. *	47,833	3,080,924
Domtar Corp.	19,344	451,876
Dow, Inc. *	261,769	9,604,305
DuPont de Nemours, Inc.	260,430	12,245,419
Eagle Materials, Inc.	14,491	884,096
Eastman Chemical Co.	47,057	2,847,419
Ecolab, Inc.	88,553	17,135,005
Element Solutions, Inc. *	76,011	779,113
Ferro Corp. *	25,700	256,229
Flotek Industries, Inc. *	16,539	14,842
FMC Corp.	45,784	4,207,550
Forterra, Inc. *	9,076	74,060
Freeport-McMoRan, Inc.	507,979	4,485,455
FutureFuel Corp.	16,028	166,371
GCP Applied Technologies, Inc. *	19,258	329,697
Gold Resource Corp.	19,195	79,275
Graphic Packaging Holding Co.	101,329	1,352,742
Greif, Inc., Class A	11,683	395,937
Greif, Inc., Class B	2,000	79,500
H.B. Fuller Co.	17,701	651,220
Hawkins, Inc.	3,679	137,705
Haynes International, Inc.	3,574	78,985
Hecla Mining Co.	183,136	481,648
Huntsman Corp.	73,860	1,241,587
Ingevity Corp. *	15,886	824,801
Innospec, Inc.	9,038	655,436
International Flavors & Fragrances, Inc.	37,766	4,948,479
International Paper Co.	138,098	4,729,856
Intrepid Potash, Inc. *	27,197	26,193
Kaiser Aluminum Corp.	6,075	438,797
Koppers Holdings, Inc. *	6,542	103,102
Kraton Corp. *	9,654	150,699
Kronos Worldwide, Inc.	6,230	59,123
Linde plc	189,415	34,850,466
Livent Corp. *	47,698	295,728
Loop Industries, Inc. *(b)	4,729	36,602
Louisiana-Pacific Corp.	40,157	803,140
LSB Industries, Inc. *	5,600	11,144
LyondellBasell Industries N.V., Class A	90,034	5,217,470

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marrone Bio Innovations, Inc. *	27,730	20,248
Martin Marietta Materials, Inc.	21,920	4,169,842
Materion Corp.	7,145	369,682
McEwen Mining, Inc. *	126,062	121,385
Mercer International, Inc.	14,607	147,239
Minerals Technologies, Inc.	12,903	568,248
Myers Industries, Inc.	14,310	176,872
Neenah, Inc.	6,513	318,225
NewMarket Corp.	2,633	1,083,321
Newmont Corp.	288,803	17,178,002
Northern Technologies International Corp.	3,248	26,439
Nucor Corp.	109,704	4,518,708
O-I Glass, Inc.	50,995	420,199
Olin Corp.	56,546	754,889
Olympic Steel, Inc.	2,550	24,072
P.H. Glatfelter Co.	17,901	261,355
Packaging Corp. of America	32,832	3,173,213
PolyOne Corp.	32,939	767,149
PPG Industries, Inc.	84,171	7,645,252
PQ Group Holdings, Inc. *	17,505	205,159
Quaker Chemical Corp.	4,376	665,677
Ranpak Holdings Corp. *	8,300	65,404
Rayonier Advanced Materials, Inc.	17,736	31,570
Reliance Steel & Aluminum Co.	23,130	2,071,985
Resolute Forest Products, Inc. *	28,000	67,480
Royal Gold, Inc.	23,438	2,871,858
RPM International, Inc.	45,056	2,992,169
Ryerson Holding Corp. *	4,659	21,525
Schnitzer Steel Industries, Inc., Class A	9,050	140,818
Schweitzer-Mauduit International, Inc.	10,032	323,231
Sealed Air Corp.	53,561	1,531,309
Sensient Technologies Corp.	14,680	701,557
Silgan Holdings, Inc.	26,115	900,967
Sonoco Products Co.	35,418	1,729,815
Steel Dynamics, Inc.	74,842	1,816,415
Stepan Co.	6,704	639,562
Summit Materials, Inc., Class A *	39,293	593,717
SunCoke Energy, Inc.	29,816	93,920
Synalloy Corp. *	2,200	19,448
Tecnoglass, Inc.	4,997	20,188
The Chemours Co.	59,723	700,551
The Mosaic Co.	124,176	1,429,266
The Scotts Miracle-Gro Co.	13,703	1,699,583
The Sherwin-Williams Co.	28,861	15,480,175
TimkenSteel Corp. *	10,796	28,070
Trecora Resources *	10,224	60,322
Tredegar Corp.	8,263	136,174
Trinseo S.A.	16,496	337,343
Tronox Holdings plc, Class A *	28,746	196,048
UFP Technologies, Inc. *	3,202	137,686
United States Lime & Minerals, Inc.	1,011	80,981
United States Steel Corp. (b)	59,379	456,031
Universal Stainless & Alloy Products, Inc. *	1,800	13,446
US Concrete, Inc. *	6,497	124,612
Valvoline, Inc.	63,880	1,098,097
Venator Materials plc *	13,280	16,866
Verso Corp., Class A *	11,750	163,207
Vulcan Materials Co.	46,597	5,264,063
W.R. Grace & Co.	19,891	939,452
Warrior Met Coal, Inc.	18,646	234,007
Westlake Chemical Corp.	11,447	497,372
WestRock Co.	90,051	2,898,742
Worthington Industries, Inc.	13,511	357,231
		267,806,278

Security	Number of Shares	Value ($)
Media & Entertainment 8.0%
Activision Blizzard, Inc.	270,183	17,218,763
Alphabet, Inc., Class A *	105,620	142,238,454
Alphabet, Inc., Class C *	105,360	142,094,818
Altice USA, Inc., Class A *	111,188	2,887,552
AMC Entertainment Holdings, Inc., Class A (b)	22,090	108,683
AMC Networks, Inc., Class A *	14,615	348,568
ANGI Homeservices, Inc., Class A *(b)	22,425	151,929
Boston Omaha Corp., Class A *	2,600	42,198
Cable One, Inc.	1,820	3,481,405
Cardlytics, Inc. *	7,425	333,754
Cargurus, Inc. *	24,433	559,027
Cars.com, Inc. *	21,136	109,484
Central European Media Enterprises Ltd., Class A *	43,184	167,986
Charter Communications, Inc., Class A *	55,263	27,367,895
Cinemark Holdings, Inc.	37,192	531,102
Clear Channel Outdoor Holdings, Inc. *	120,149	115,920
Comcast Corp., Class A	1,598,833	60,164,086
comScore, Inc. *	18,690	54,014
Cumulus Media, Inc., Class A *	6,971	30,882
Daily Journal Corp. *(b)	427	118,493
DHI Group, Inc. *	17,016	47,304
Discovery, Inc., Class A *	55,751	1,249,937
Discovery, Inc., Class C *	118,235	2,413,176
DISH Network Corp., Class A *	89,613	2,241,669
Electronic Arts, Inc. *	102,594	11,722,390
Emerald Holding, Inc.	7,527	17,162
Entercom Communications Corp., Class A	55,637	67,877
Entravision Communications Corp., Class A	23,831	34,793
Eventbrite, Inc., Class A *	12,976	118,341
EverQuote, Inc., Class A *	4,483	174,703
Facebook, Inc., Class A *	848,286	173,652,627
Fluent, Inc. *	13,431	26,996
Fox Corp., Class A	123,564	3,196,601
Fox Corp., Class B	59,272	1,514,992
Gaia, Inc. *	3,400	30,906
Gannett Co., Inc.	55,113	62,278
Global Eagle Entertainment, Inc. *	691	1,928
Glu Mobile, Inc. *	45,278	353,168
Gray Television, Inc. *	28,501	330,897
Hemisphere Media Group, Inc. *	4,890	45,379
IAC/InterActiveCorp *	25,357	5,666,782
IHeartMedia, Inc., Class A *	20,035	140,646
John Wiley & Sons, Inc., Class A	15,690	589,159
Lee Enterprises, Inc. *	15,450	14,157
Liberty Broadband Corp., Class A *	8,502	1,020,410
Liberty Broadband Corp., Class C *	53,891	6,611,348
Liberty Global plc, Class A *	59,647	1,158,345
Liberty Global plc, Class C *	146,281	2,678,405
Liberty Latin America Ltd., Class A *	21,379	228,755
Liberty Latin America Ltd., Class C *	44,749	462,705
Liberty Media Corp. - Liberty Braves, Class A *	2,953	60,950
Liberty Media Corp. - Liberty Braves, Class C *	12,455	250,221
Liberty Media Corp. - Liberty Formula One, Class A *	8,605	260,301
Liberty Media Corp. - Liberty Formula One, Class C *	71,078	2,288,001
Liberty Media Corp. - Liberty SiriusXM, Class A *	29,393	990,838

44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty SiriusXM, Class C *	52,321	1,782,576
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	58,217
Lions Gate Entertainment Corp., Class A *	23,373	166,883
Lions Gate Entertainment Corp., Class B *	34,368	229,578
Live Nation Entertainment, Inc. *	50,398	2,261,358
LiveXLive Media, Inc. *	8,492	21,655
Loral Space & Communications, Inc. *	7,301	160,622
Madison Square Garden Entertainment Corp. *	6,349	525,062
Madison Square Garden Sports C *	6,349	1,087,711
Marchex, Inc., Class B *	10,570	17,652
Match Group, Inc. *(b)	19,309	1,486,021
MDC Partners, Inc., Class A *	9,467	13,538
Meredith Corp.	14,298	212,039
MSG Networks, Inc., Class A *	16,477	195,747
National CineMedia, Inc.	18,547	61,205
Netflix, Inc. *	154,651	64,930,222
News Corp., Class A	136,807	1,355,757
News Corp., Class B	41,136	420,410
Nexstar Media Group, Inc., Class A	16,002	1,120,780
Omnicom Group, Inc.	75,542	4,308,160
Pinterest, Inc., Class A *	35,624	735,992
QuinStreet, Inc. *	14,714	149,494
Reading International, Inc., Class A *	4,446	18,962
Roku, Inc. *	32,082	3,889,301
Saga Communications, Inc., Class A	1,496	42,068
Scholastic Corp.	10,758	312,735
Sciplay Corp., Class A *	8,602	90,751
Sinclair Broadcast Group, Inc., Class A	22,351	394,495
Sirius XM Holdings, Inc.	477,799	2,823,792
Snap, Inc., Class A *	273,978	4,824,753
Take-Two Interactive Software, Inc. *	39,961	4,837,279
TechTarget, Inc. *	9,109	212,422
TEGNA, Inc.	77,751	833,491
The E.W. Scripps Co., Class A	18,724	151,103
The Interpublic Group of Cos., Inc.	135,456	2,300,043
The Marcus Corp.	7,772	113,005
The Meet Group, Inc. *	20,844	128,607
The New York Times Co., Class A	52,124	1,695,072
The Walt Disney Co.	635,411	68,719,700
Travelzoo *	3,496	19,473
Tribune Publishing Co.	7,731	66,255
TripAdvisor, Inc.	40,861	815,994
TrueCar, Inc. *	39,721	101,686
Twitter, Inc. *	274,021	7,858,922
ViacomCBS, Inc., Class B	195,129	3,367,927
WideOpenWest, Inc. *	13,374	79,174
World Wrestling Entertainment, Inc., Class A	15,955	709,519
Yelp, Inc. *	23,968	535,685
Zillow Group, Inc., Class A *	13,967	608,123
Zillow Group, Inc., Class C *	43,440	1,909,622
Zynga, Inc., Class A *	330,245	2,490,047
		809,099,845

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
10X Genomics, Inc., Class A *	4,107	328,026
89bio, Inc. *(b)	2,363	55,554
AbbVie, Inc.	522,572	42,955,418
Abeona Therapeutics, Inc. *	34,173	81,332
ACADIA Pharmaceuticals, Inc. *	40,201	1,942,110
Accelerate Diagnostics, Inc. *(b)	10,300	112,373
Security	Number of Shares	Value ($)
Acceleron Pharma, Inc. *	16,020	1,450,291
AcelRx Pharmaceuticals, Inc. *(b)	28,438	45,785
Acer Therapeutics, Inc. *	1,495	3,588
Aclaris Therapeutics, Inc. *	20,505	27,272
Acorda Therapeutics, Inc. *	15,538	14,955
Actinium Pharmaceuticals, Inc. *	80,219	14,800
Adamis Pharmaceuticals Corp. *	16,516	8,588
Adaptive Biotechnologies Corp. *	8,629	276,214
ADMA Biologics, Inc. *	23,778	70,145
Adverum Biotechnologies, Inc. *	19,753	234,073
Aeglea BioTherapeutics, Inc. *	5,245	40,754
Aerie Pharmaceuticals, Inc. *	16,193	246,781
Aerpio Pharmaceuticals, Inc. *	12,835	8,599
Agenus, Inc. *	38,795	103,389
AgeX Therapeutics, Inc. *	10,645	8,987
Agilent Technologies, Inc.	109,103	8,363,836
Agios Pharmaceuticals, Inc. *	22,493	925,362
Aimmune Therapeutics, Inc. *	15,127	258,974
Akcea Therapeutics, Inc. *	4,993	85,181
Akebia Therapeutics, Inc. *	46,869	379,639
Akero Therapeutics, Inc. *	3,550	72,420
Albireo Pharma, Inc. *	5,648	126,854
Aldeyra Therapeutics, Inc. *	6,642	20,922
Alector, Inc. *	13,729	339,381
Alexion Pharmaceuticals, Inc. *	77,437	8,322,154
Alimera Sciences, Inc. *	2,627	14,843
Alkermes plc *	55,175	756,449
Allakos, Inc. *	8,598	565,404
Allena Pharmaceuticals, Inc. *	6,539	10,528
Allergan plc	115,419	21,622,595
Allogene Therapeutics, Inc. *	18,038	521,298
Alnylam Pharmaceuticals, Inc. *	39,472	5,198,462
AMAG Pharmaceuticals, Inc. *	9,201	73,884
Amgen, Inc.	209,527	50,123,049
Amicus Therapeutics, Inc. *	90,148	1,064,648
Amneal Pharmaceuticals, Inc. *	43,587	158,221
Amphastar Pharmaceuticals, Inc. *	14,831	251,385
Ampio Pharmaceuticals, Inc. *	73,284	44,586
AnaptysBio, Inc. *	7,720	120,586
Anavex Life Sciences Corp. *	15,874	54,924
ANI Pharmaceuticals, Inc. *	3,733	149,357
Anika Therapeutics, Inc. *	4,606	153,057
Anixa Biosciences, Inc. *	9,149	17,292
Apellis Pharmaceuticals, Inc. *	17,605	603,323
Applied Therapeutics, Inc. *	3,257	116,438
Aprea Therapeutics, Inc. *	2,294	72,926
Aptinyx, Inc. *	1,900	5,377
Aravive, Inc. *	5,764	77,411
Arcus Biosciences, Inc. *	14,488	382,628
Ardelyx, Inc. *	23,062	151,748
Arena Pharmaceuticals, Inc. *	17,164	840,521
Arrowhead Pharmaceuticals, Inc. *	34,150	1,175,784
Arvinas Holding Co. LLC *	7,193	377,633
Assembly Biosciences, Inc. *	11,682	204,552
Assertio Therapeutics, Inc. *	18,832	16,478
Atara Biotherapeutics, Inc. *	21,018	174,239
Athenex, Inc. *	18,260	163,244
Athersys, Inc. *	44,000	101,200
Avantor, Inc. *	78,407	1,318,022
AVEO Pharmaceuticals, Inc. *	2,862	18,717
Avid Bioservices, Inc. *	13,897	84,772
Avrobio, Inc. *	7,131	91,776
Axsome Therapeutics, Inc. *	9,355	889,006
Baudax Bio, Inc. *	2,350	7,226
Bio-Rad Laboratories, Inc., Class A *	7,505	3,302,950
Bio-Techne Corp.	13,266	2,984,850
BioCryst Pharmaceuticals, Inc. *	38,239	149,514
BioDelivery Sciences International, Inc. *	25,796	117,630

45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Biogen, Inc. *	63,534	18,858,797
Biohaven Pharmaceutical Holding Co., Ltd. *	16,183	762,219
BioMarin Pharmaceutical, Inc. *	62,980	5,795,420
BioSpecifics Technologies Corp. *	1,514	86,162
Bluebird Bio, Inc. *	19,068	1,027,384
Blueprint Medicines Corp. *	18,802	1,106,122
BrainStorm Cell Therapeutics, Inc. *(b)	11,287	69,415
Bridgebio Pharma, Inc. *	7,785	237,676
Bristol-Myers Squibb Co.	827,761	50,336,146
Bruker Corp.	34,962	1,374,706
Cabaletta Bio, Inc. *	4,700	34,075
Calithera Biosciences, Inc. *	23,390	143,381
Calyxt, Inc. *	15,095	65,814
Cara Therapeutics, Inc. *	20,113	298,075
CareDx, Inc. *	12,115	307,479
CASI Pharmaceuticals, Inc. *	25,215	46,900
Castle Biosciences, Inc. *	2,538	78,500
Catalent, Inc. *	54,203	3,748,137
Catalyst Biosciences, Inc. *	5,715	34,633
Catalyst Pharmaceuticals, Inc. *	28,204	133,687
CEL-SCI Corp. *(b)	15,653	275,493
Celcuity, Inc. *	2,500	15,025
Celldex Therapeutics, Inc. *	8,808	21,580
Cellular Biomedicine Group, Inc. *	2,900	42,050
Cerecor, Inc. *	5,381	12,753
Charles River Laboratories International, Inc. *	17,042	2,465,466
ChemoCentryx, Inc. *	15,816	838,406
Chiasma, Inc. *	7,614	39,364
Chimerix, Inc. *	15,000	34,500
ChromaDex Corp. *	12,690	63,450
Clovis Oncology, Inc. *(b)	25,313	192,632
Codexis, Inc. *	17,581	204,115
Cohbar, Inc. *	14,681	37,437
Coherus Biosciences, Inc. *	19,857	329,626
Collegium Pharmaceutical, Inc. *	11,957	247,271
Concert Pharmaceuticals, Inc. *	10,357	103,363
Constellation Pharmaceuticals, Inc. *	5,973	214,909
ContraFect Corp. *	3,915	27,014
Corbus Pharmaceuticals Holdings, Inc. *	28,718	186,093
Corcept Therapeutics, Inc. *	35,050	443,733
CorMedix, Inc. *(b)	5,920	24,568
Cortexyme, Inc. *	1,589	72,490
Crinetics Pharmaceuticals, Inc. *	1,700	28,356
Cue Biopharma, Inc. *	6,911	176,783
Cyclerion Therapeutics, Inc. *	5,131	19,857
Cymabay Therapeutics, Inc. *	20,365	36,046
Cytokinetics, Inc. *	22,346	337,648
CytomX Therapeutics, Inc. *	15,748	162,519
Deciphera Pharmaceuticals, Inc. *	6,645	385,277
Denali Therapeutics, Inc. *	28,031	612,758
Dicerna Pharmaceuticals, Inc. *	21,946	432,336
Durect Corp. *	84,487	179,957
Dynavax Technologies Corp. *(b)	27,027	114,865
Eagle Pharmaceuticals, Inc. *	3,241	165,226
Editas Medicine, Inc. *	21,363	493,913
Eidos Therapeutics, Inc. *	2,511	116,611
Eiger BioPharmaceuticals, Inc. *	10,377	77,205
Elanco Animal Health, Inc. *	138,012	3,410,277
Eli Lilly & Co.	297,738	46,042,204
Eloxx Pharmaceuticals, Inc. *	6,055	17,681
Emergent BioSolutions, Inc. *	15,694	1,160,571
Enanta Pharmaceuticals, Inc. *	5,853	271,404
Endo International plc *	64,200	295,320
Enochian Biosciences, Inc. *(b)	7,176	24,542
Epizyme, Inc. *	28,073	462,082
Esperion Therapeutics, Inc. *(b)	8,439	334,184
Security	Number of Shares	Value ($)
Evolus, Inc. *	10,566	43,955
Exact Sciences Corp. *	48,849	3,858,094
Exelixis, Inc. *	109,476	2,703,510
Exicure, Inc. *	16,798	35,444
EyePoint Pharmaceuticals, Inc. *	14,600	14,131
Fate Therapeutics, Inc. *	21,749	595,488
FibroGen, Inc. *	26,724	985,848
Five Prime Therapeutics, Inc. *	14,036	46,038
Flexion Therapeutics, Inc. *	11,400	121,296
Fluidigm Corp. *	20,340	45,562
G1 Therapeutics, Inc. *	10,022	131,589
Galectin Therapeutics, Inc. *(b)	8,013	19,912
Geron Corp. *	62,177	73,991
Gilead Sciences, Inc.	446,317	37,490,628
Global Blood Therapeutics, Inc. *	20,869	1,596,896
GlycoMimetics, Inc. *	11,422	31,867
Gossamer Bio, Inc. *	14,096	183,530
Gritstone Oncology, Inc. *	3,670	25,727
Halozyme Therapeutics, Inc. *	41,819	947,409
Harpoon Therapeutics, Inc. *	3,414	43,016
Harrow Health, Inc. *	6,848	30,748
Harvard Bioscience, Inc. *	7,316	20,119
Heron Therapeutics, Inc. *	27,636	394,089
Homology Medicines, Inc. *	10,003	120,736
Horizon Therapeutics plc *	65,177	2,348,979
Idera Pharmaceuticals, Inc. *	6,495	12,600
IGM Biosciences, Inc. *	4,378	239,783
Illumina, Inc. *	51,760	16,512,993
ImmunoGen, Inc. *	60,129	245,326
Immunomedics, Inc. *	70,002	2,126,661
Incyte Corp. *	63,315	6,183,343
Infinity Pharmaceuticals, Inc. *	29,948	31,745
Innoviva, Inc. *	25,683	364,185
Inovio Pharmaceuticals, Inc. *(b)	49,130	591,034
Insmed, Inc. *	30,518	701,914
Intellia Therapeutics, Inc. *	16,250	218,888
Intercept Pharmaceuticals, Inc. *	9,608	787,087
Intersect ENT, Inc. *	10,273	117,934
Intra-Cellular Therapies, Inc. *	20,345	359,496
Invitae Corp. *	45,166	747,497
Ionis Pharmaceuticals, Inc. *	45,635	2,534,112
Iovance Biotherapeutics, Inc. *	41,428	1,331,910
IQVIA Holdings, Inc. *	63,609	9,070,007
Ironwood Pharmaceuticals, Inc. *	57,811	578,110
IVERIC bio, Inc. *	9,361	36,321
Jazz Pharmaceuticals plc *	20,024	2,207,646
Johnson & Johnson	927,742	139,198,410
Jounce Therapeutics, Inc. *	8,460	41,454
Kadmon Holdings, Inc. *	57,518	247,327
Kala Pharmaceuticals, Inc. *	6,000	59,760
KalVista Pharmaceuticals, Inc. *	3,000	32,730
Karuna Therapeutics, Inc. *	3,629	301,497
Karyopharm Therapeutics, Inc. *	23,124	509,884
Kezar Life Sciences, Inc. *	11,085	52,100
Kindred Biosciences, Inc. *	18,803	94,391
Kiniksa Pharmaceuticals Ltd., Class A *	6,056	120,817
Kodiak Sciences, Inc. *	8,258	450,474
Krystal Biotech, Inc. *	4,398	207,542
Kura Oncology, Inc. *	15,348	223,313
La Jolla Pharmaceutical Co. *	9,862	71,598
Lannett Co., Inc. *	8,800	83,952
Lexicon Pharmaceuticals, Inc. *	18,214	34,424
Ligand Pharmaceuticals, Inc. *	6,096	600,883
Liquidia Technologies, Inc. *	2,763	13,760
Luminex Corp.	16,365	589,958
MacroGenics, Inc. *	21,007	151,250
Madrigal Pharmaceuticals, Inc. *	4,013	335,808
Magenta Therapeutics, Inc. *	7,928	64,613

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mallinckrodt plc *(b)	25,602	103,944
MannKind Corp. *	76,925	100,003
Marinus Pharmaceuticals, Inc. *	22,321	45,535
Marker Therapeutics, Inc. *(b)	8,200	22,591
Matinas BioPharma Holdings, Inc. *	35,096	26,989
MediciNova, Inc. *	10,435	53,740
Medpace Holdings, Inc. *	9,670	772,246
MEI Pharma, Inc. *	15,228	41,268
Merck & Co., Inc.	897,061	71,172,820
Merrimack Pharmaceuticals, Inc.	7,188	26,524
Mersana Therapeutics, Inc. *	10,350	93,461
Mettler-Toledo International, Inc. *	8,586	6,181,405
Minerva Neurosciences, Inc. *	8,467	75,949
Mirati Therapeutics, Inc. *	13,516	1,149,401
Moderna, Inc. *	78,078	3,590,807
Molecular Templates, Inc. *	8,381	136,024
Momenta Pharmaceuticals, Inc. *	43,056	1,364,875
Mustang Bio, Inc. *	12,479	34,442
Mylan N.V. *	184,311	3,090,895
MyoKardia, Inc. *	16,139	1,013,852
Myriad Genetics, Inc. *	24,574	379,914
NanoString Technologies, Inc. *	11,523	365,970
NantKwest, Inc. *(b)	25,996	101,384
Natera, Inc. *	22,605	837,289
Nektar Therapeutics *	62,015	1,190,688
NeoGenomics, Inc. *	38,645	1,056,554
Neoleukin Therapeutics, Inc. *	14,057	156,595
Neos Therapeutics, Inc. *	21,090	17,410
Neurocrine Biosciences, Inc. *	33,493	3,287,003
NextCure, Inc. *	2,706	87,729
NGM Biopharmaceuticals, Inc. *	4,010	73,223
Novavax, Inc. *(b)	18,602	337,254
Ocular Therapeutix, Inc. *	21,913	126,219
Odonate Therapeutics, Inc. *	4,197	118,146
Omeros Corp. *	19,743	328,129
Oncocyte Corp. *	9,386	25,342
OPKO Health, Inc. *	126,764	281,416
Optinose, Inc. *	5,946	24,022
Organogenesis Holdings, Inc. *	6,071	22,523
Organovo Holdings, Inc. *	33,744	14,277
Otonomy, Inc. *	8,686	19,804
Ovid therapeutics, Inc. *	18,578	67,624
Pacific Biosciences of California, Inc. *	47,700	157,649
Pacira BioSciences, Inc. *	14,769	609,812
Palatin Technologies, Inc. *	56,900	27,568
Paratek Pharmaceuticals, Inc. *	17,405	71,186
PDL BioPharma, Inc. *	45,080	152,821
PerkinElmer, Inc.	39,677	3,591,959
Perrigo Co., plc	48,431	2,581,372
Pfenex, Inc. *	8,600	49,450
Pfizer, Inc.	1,951,638	74,864,834
PhaseBio Pharmaceuticals, Inc. *	8,241	31,810
Phathom Pharmaceuticals, Inc. *(b)	4,189	141,756
Phibro Animal Health Corp., Class A	6,184	165,175
Pieris Pharmaceuticals, Inc. *	19,437	51,508
PolarityTE, Inc. *(b)	4,800	4,944
Portola Pharmaceuticals, Inc. *	22,854	161,806
PRA Health Sciences, Inc. *	22,060	2,128,790
Precigen, Inc. *(b)	19,807	71,305
Prestige Consumer Healthcare, Inc. *	18,007	732,705
Principia Biopharma, Inc. *	6,309	392,294
Progenics Pharmaceuticals, Inc. *	37,312	147,009
Protagonist Therapeutics, Inc. *	4,920	33,210
Proteostasis Therapeutics, Inc. *	7,700	12,628
Prothena Corp. plc *	14,018	157,282
Provention Bio, Inc. *(b)	14,553	166,486
PTC Therapeutics, Inc. *	22,415	1,141,372
Puma Biotechnology, Inc. *	12,061	121,213
Security	Number of Shares	Value ($)
Quanterix Corp. *	4,871	127,620
Radius Health, Inc. *	14,153	222,061
Rapt Therapeutics, Inc. *	2,130	32,355
Reata Pharmaceuticals, Inc., Class A *	9,165	1,449,536
Recro Pharma, Inc. *	5,876	49,711
Regeneron Pharmaceuticals, Inc. *	28,080	14,766,710
REGENXBIO, Inc. *	12,306	490,025
Relmada Therapeutics, Inc. *	4,357	182,820
Repligen Corp. *	16,213	1,883,140
Replimune Group, Inc. *	3,655	66,119
resTORbio, Inc. *	5,465	8,361
Retrophin, Inc. *	22,412	341,111
Revance Therapeutics, Inc. *	17,210	318,557
Rhythm Pharmaceuticals, Inc. *	10,913	205,601
Rigel Pharmaceuticals, Inc. *	48,200	86,278
Rocket Pharmaceuticals, Inc. *	10,739	158,937
Rubius Therapeutics, Inc. *(b)	14,159	85,662
Sage Therapeutics, Inc. *	17,507	682,423
Sangamo Therapeutics, Inc. *	39,121	318,836
Sarepta Therapeutics, Inc. *	25,407	2,994,977
Savara, Inc. *	8,700	20,967
Scholar Rock Holding Corp. *	7,746	127,267
Seattle Genetics, Inc. *	40,501	5,557,952
Selecta Biosciences, Inc. *	14,661	39,585
Seres Therapeutics, Inc. *	26,451	97,340
Sesen Bio, Inc. *	11,000	6,048
SIGA Technologies, Inc. *	26,460	156,379
Sorrento Therapeutics, Inc. *(b)	49,395	112,127
Spectrum Pharmaceuticals, Inc. *	35,369	102,570
Spero Therapeutics, Inc. *	4,404	54,742
Spring Bank Pharmaceuticals, Inc. *	3,900	4,992
SpringWorks Therapeutics, Inc. *	3,476	105,184
Stemline Therapeutics, Inc. *	19,996	104,579
Stoke Therapeutics, Inc. *	3,770	79,283
Supernus Pharmaceuticals, Inc. *	16,821	393,611
Syndax Pharmaceuticals, Inc. *	8,335	150,030
Syneos Health, Inc. *	21,529	1,201,103
Synlogic, Inc. *	4,700	9,776
Syros Pharmaceuticals, Inc. *	8,677	73,147
T2 Biosystems, Inc. *	9,688	5,283
TCR2 Therapeutics, Inc. *	5,730	54,664
Teligent, Inc. *	12,899	6,836
TG Therapeutics, Inc. *	34,100	401,016
TherapeuticsMD, Inc. *(b)	66,164	104,539
Theravance Biopharma, Inc. *	16,642	485,281
Thermo Fisher Scientific, Inc.	141,495	47,355,547
Tocagen, Inc. *	5,300	6,201
Translate Bio, Inc. *	17,999	231,107
Trevena, Inc. *	31,860	23,576
Tricida, Inc. *	9,420	284,955
Turning Point Therapeutics, Inc. *	4,670	240,552
Twist Bioscience Corp. *	11,079	362,394
Tyme Technologies, Inc. *(b)	21,100	34,182
Ultragenyx Pharmaceutical, Inc. *	20,921	1,264,256
United Therapeutics Corp. *	15,046	1,648,440
UNITY Biotechnology, Inc. *	12,594	81,735
Urovant Sciences Ltd. *	3,443	30,953
Vanda Pharmaceuticals, Inc. *	17,728	203,872
VBI Vaccines, Inc. *	102,982	125,638
Veracyte, Inc. *	16,005	431,655
Verastem, Inc. *	47,595	89,955
Vericel Corp. *	16,052	232,754
Verrica Pharmaceuticals, Inc. *	6,711	81,002
Vertex Pharmaceuticals, Inc. *	90,646	22,770,275
Viela Bio, Inc. *	3,212	130,504
Viking Therapeutics, Inc. *	27,321	157,369
Voyager Therapeutics, Inc. *	7,809	84,415
Waters Corp. *	23,167	4,332,229

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WaVe Life Sciences Ltd. *	6,065	52,644
X4 Pharmaceuticals, Inc. *	6,559	61,064
XBiotech, Inc. *	5,316	84,099
Xencor, Inc. *	18,297	534,821
Xeris Pharmaceuticals, Inc. *	12,101	32,673
XOMA Corp. *	3,231	79,095
Y-mAbs Therapeutics, Inc. *	5,713	191,843
ZIOPHARM Oncology, Inc. *	79,055	221,354
Zoetis, Inc.	167,573	21,668,865
Zogenix, Inc. *	20,140	568,552
Zynerba Pharmaceuticals, Inc. *(b)	9,398	36,370
		870,882,434

Real Estate 3.7%
Acadia Realty Trust	30,302	375,442
Agree Realty Corp.	16,944	1,103,224
Alexander & Baldwin, Inc.	25,298	332,416
Alexander's, Inc.	799	251,893
Alexandria Real Estate Equities, Inc.	43,067	6,765,395
Altisource Portfolio Solutions S.A. *	3,227	26,945
American Assets Trust, Inc.	15,636	442,811
American Campus Communities, Inc.	49,679	1,753,172
American Finance Trust, Inc.	38,891	299,850
American Homes 4 Rent, Class A	89,911	2,170,452
American Tower Corp.	156,008	37,129,904
Americold Realty Trust	67,956	2,078,774
Apartment Investment & Management Co., Class A	54,566	2,055,501
Apple Hospitality REIT, Inc.	73,680	713,222
Armada Hoffler Properties, Inc.	20,207	194,189
Ashford Hospitality Trust, Inc.	26,337	21,657
AvalonBay Communities, Inc.	49,170	8,012,251
Bluerock Residential Growth REIT, Inc.	7,000	40,740
Boston Properties, Inc.	50,761	4,932,954
Braemar Hotels & Resorts, Inc.	9,906	31,006
Brandywine Realty Trust	67,555	753,914
Brixmor Property Group, Inc.	104,089	1,191,819
BRT Apartments Corp.	3,343	33,096
Camden Property Trust	34,062	2,999,840
CareTrust REIT, Inc.	33,592	553,596
CatchMark Timber Trust, Inc., Class A	18,210	143,131
CBL & Associates Properties, Inc. *	72,502	20,953
CBRE Group, Inc., Class A *	119,390	5,125,413
Cedar Realty Trust, Inc.	49,168	51,626
Chatham Lodging Trust	15,396	115,624
City Office REIT, Inc.	20,326	205,293
Clipper Realty, Inc.	4,400	23,320
Colony Capital, Inc.	172,207	397,798
Columbia Property Trust, Inc.	41,944	599,380
Community Healthcare Trust, Inc.	7,003	260,512
Consolidated-Tomoka Land Co.	2,000	84,060
CoreCivic, Inc.	39,234	514,750
CorEnergy Infrastructure Trust, Inc.	5,381	65,325
CorePoint Lodging, Inc.	11,164	48,563
CoreSite Realty Corp.	13,756	1,667,090
Corporate Office Properties Trust	39,086	1,032,652
Cousins Properties, Inc.	49,980	1,507,897
Crown Castle International Corp.	146,649	23,380,250
CubeSmart	66,458	1,674,742
CyrusOne, Inc.	40,471	2,839,041
DiamondRock Hospitality Co.	64,994	404,913
Digital Realty Trust, Inc.	92,439	13,818,706
Diversified Healthcare Trust	84,248	262,011
Douglas Emmett, Inc.	56,936	1,735,979
Duke Realty Corp.	129,199	4,483,205
Easterly Government Properties, Inc.	26,264	706,764
EastGroup Properties, Inc.	13,153	1,394,218
Security	Number of Shares	Value ($)
Empire State Realty Trust, Inc., Class A	51,702	432,229
EPR Properties	27,148	798,694
Equinix, Inc.	30,093	20,318,794
Equity Commonwealth	41,640	1,413,678
Equity LifeStyle Properties, Inc.	63,822	3,849,105
Equity Residential	122,715	7,983,838
Essential Properties Realty Trust, Inc.	30,640	450,102
Essex Property Trust, Inc.	23,229	5,670,199
eXp World Holdings, Inc. *(b)	10,600	97,308
Extra Space Storage, Inc.	45,600	4,023,744
Farmland Partners, Inc.	14,823	97,239
Federal Realty Investment Trust	24,239	2,018,382
First Industrial Realty Trust, Inc.	45,112	1,703,880
Forestar Group, Inc. *	4,926	64,974
Four Corners Property Trust, Inc.	23,222	519,941
Franklin Street Properties Corp.	43,069	234,295
Front Yard Residential Corp.	16,297	185,949
FRP Holdings, Inc. *	2,400	104,376
Gaming & Leisure Properties, Inc.	71,590	2,021,702
Getty Realty Corp.	10,767	292,432
Gladstone Commercial Corp.	10,000	158,000
Gladstone Land Corp.	10,022	134,495
Global Medical REIT, Inc.	15,239	158,790
Global Net Lease, Inc.	32,094	461,833
Griffin Industrial Realty, Inc.	1,332	51,175
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	625,576
Healthcare Realty Trust, Inc.	47,394	1,392,910
Healthcare Trust of America, Inc., Class A	73,234	1,803,753
Healthpeak Properties, Inc.	173,187	4,527,108
Hersha Hospitality Trust	12,806	66,975
Highwoods Properties, Inc.	36,440	1,414,236
Host Hotels & Resorts, Inc.	252,740	3,111,229
Hudson Pacific Properties, Inc.	54,632	1,342,855
Independence Realty Trust, Inc.	29,685	298,928
Industrial Logistics Properties Trust	24,598	459,737
Innovative Industrial Properties, Inc.	6,199	486,374
Investors Real Estate Trust	3,746	234,612
Invitation Homes, Inc.	189,587	4,483,733
Iron Mountain, Inc.	101,336	2,450,304
iStar, Inc.	26,151	262,033
JBG SMITH Properties	41,886	1,422,030
Jernigan Capital, Inc.	8,486	112,015
Jones Lang LaSalle, Inc.	18,217	1,923,351
Kennedy-Wilson Holdings, Inc.	41,765	590,975
Kilroy Realty Corp.	34,724	2,161,916
Kimco Realty Corp.	147,871	1,613,273
Kite Realty Group Trust	30,129	308,220
Lamar Advertising Co., Class A	29,715	1,713,070
Lexington Realty Trust	84,044	878,260
Life Storage, Inc.	16,520	1,446,987
LTC Properties, Inc.	13,932	495,979
Mack-Cali Realty Corp.	32,057	519,003
Marcus & Millichap, Inc. *	8,253	239,750
Maui Land & Pineapple Co., Inc. *	3,129	32,698
Medical Properties Trust, Inc.	180,282	3,090,033
Mid-America Apartment Communities, Inc.	40,134	4,491,797
Monmouth Real Estate Investment Corp.	32,076	435,913
National Health Investors, Inc.	15,304	842,638
National Retail Properties, Inc.	60,303	1,968,290
National Storage Affiliates Trust	19,731	561,939
New Century Financial Corp. *(a)	3,600	—
New Senior Investment Group, Inc.	31,775	105,175
Newmark Group, Inc., Class A	51,828	201,093
NexPoint Residential Trust, Inc.	8,829	265,488
Office Properties Income Trust	17,468	478,623

48
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Omega Healthcare Investors, Inc.	77,367	2,255,248
One Liberty Properties, Inc.	6,071	95,436
Outfront Media, Inc.	49,316	773,768
Paramount Group, Inc.	68,880	664,692
Park Hotels & Resorts, Inc.	84,207	800,809
Pebblebrook Hotel Trust	43,324	512,956
Pennsylvania Real Estate Investment Trust (b)	18,917	19,106
Physicians Realty Trust	70,159	1,081,852
Piedmont Office Realty Trust, Inc., Class A	45,430	788,210
Plymouth Industrial REIT, Inc.	6,969	97,636
PotlatchDeltic Corp.	24,056	844,606
Preferred Apartment Communities, Inc., Class A	15,145	112,224
Prologis, Inc.	260,589	23,252,356
PS Business Parks, Inc.	7,180	926,866
Public Storage	52,791	9,790,091
QTS Realty Trust, Inc., Class A	20,188	1,262,356
Rafael Holdings, Inc., Class B *	3,200	45,152
Rayonier, Inc.	46,910	1,127,247
RE/MAX Holdings, Inc., Class A	6,136	161,315
Realogy Holdings Corp.	39,454	171,230
Realty Income Corp.	120,442	6,614,675
Redfin Corp. *	29,547	624,328
Regency Centers Corp.	58,884	2,585,596
Retail Opportunity Investments Corp.	40,733	395,314
Retail Properties of America, Inc., Class A	70,408	436,530
Retail Value, Inc.	4,935	71,409
Rexford Industrial Realty, Inc.	39,099	1,592,111
RLJ Lodging Trust	59,027	548,361
RPT Realty	25,122	171,332
Ryman Hospitality Properties, Inc.	18,595	657,147
Sabra Health Care REIT, Inc.	73,938	947,885
Safehold, Inc.	5,566	321,492
Saul Centers, Inc.	4,700	153,314
SBA Communications Corp.	39,785	11,534,467
Seritage Growth Properties, Class A *(b)	12,504	132,292
Service Properties Trust	55,854	387,068
Simon Property Group, Inc.	107,397	7,170,898
SITE Centers Corp.	51,954	314,841
SL Green Realty Corp.	28,083	1,489,803
Sotherly Hotels, Inc.	6,858	14,265
Spirit Realty Capital, Inc.	33,809	1,039,965
STAG Industrial, Inc.	51,854	1,361,167
STORE Capital Corp.	76,710	1,539,570
Stratus Properties, Inc. *	3,398	56,984
Summit Hotel Properties, Inc.	33,342	202,053
Sun Communities, Inc.	32,644	4,387,354
Sunstone Hotel Investors, Inc.	78,056	717,335
Tanger Factory Outlet Centers, Inc. (b)	34,601	260,200
Taubman Centers, Inc.	21,237	915,315
Tejon Ranch Co. *	8,332	114,148
Terreno Realty Corp.	23,859	1,307,950
The GEO Group, Inc.	45,976	582,976
The Howard Hughes Corp. *	15,025	813,754
The Macerich Co.	38,110	284,682
The RMR Group, Inc., Class A	5,078	150,613
The St. Joe Co. *	12,244	224,065
Transcontinental Realty Investors, Inc. *	1,319	24,890
Trinity Place Holdings, Inc. *	12,207	18,066
UDR, Inc.	104,136	3,901,976
UMH Properties, Inc.	15,491	201,228
Uniti Group, Inc.	70,885	500,448
Universal Health Realty Income Trust	4,654	497,792
Urban Edge Properties	39,017	448,695
Urstadt Biddle Properties, Inc., Class A	12,971	189,506
Security	Number of Shares	Value ($)
Ventas, Inc.	131,873	4,266,092
VEREIT, Inc.	372,592	2,041,804
VICI Properties, Inc.	159,175	2,772,828
Vornado Realty Trust	55,086	2,413,868
Washington Prime Group, Inc. (b)	74,197	63,795
Washington Real Estate Investment Trust	29,116	678,985
Weingarten Realty Investors	42,722	777,113
Welltower, Inc.	142,712	7,311,136
Weyerhaeuser Co.	263,594	5,764,801
Whitestone REIT	16,023	108,636
WP Carey, Inc.	61,243	4,028,565
Xenia Hotels & Resorts, Inc.	39,452	382,684
		370,228,635

Retailing 6.8%
1-800-Flowers.com, Inc., Class A *	7,004	134,407
Aaron's, Inc.	23,978	765,138
Abercrombie & Fitch Co., Class A	21,254	224,867
Advance Auto Parts, Inc.	24,408	2,951,171
Amazon.com, Inc. *	146,832	363,262,368
America's Car-Mart, Inc. *	1,960	129,262
American Eagle Outfitters, Inc.	53,009	421,422
Asbury Automotive Group, Inc. *	7,235	488,363
Ascena Retail Group, Inc. *	2,500	3,625
At Home Group, Inc. *	19,985	46,965
AutoNation, Inc. *	20,397	759,584
AutoZone, Inc. *	8,374	8,544,160
Barnes & Noble Education, Inc. *	22,732	40,690
Bed Bath & Beyond, Inc. (b)	44,734	276,903
Best Buy Co., Inc.	79,713	6,116,378
Big 5 Sporting Goods Corp. (b)	12,274	16,815
Big Lots, Inc.	12,897	302,435
Blue Apron Holdings, Inc., Class A *(b)	3,119	23,985
Booking Holdings, Inc. *	14,738	21,820,641
Boot Barn Holdings, Inc. *	10,141	187,203
Build-A-Bear Workshop, Inc. *	6,224	15,809
Burlington Stores, Inc. *	23,423	4,279,148
Caleres, Inc.	13,090	106,160
Camping World Holdings, Inc., Class A	12,348	109,527
CarMax, Inc. *	57,789	4,256,160
Carvana Co. *	17,543	1,405,370
Chewy, Inc., Class A *	19,040	823,290
Chico's FAS, Inc.	43,544	65,316
Citi Trends, Inc.	3,906	44,372
Conn's, Inc. *	7,143	48,287
Core-Mark Holding Co., Inc.	18,550	533,127
Designer Brands, Inc., Class A	21,162	134,379
Destination XL Group, Inc. *	18,114	7,023
Dick's Sporting Goods, Inc.	21,411	629,269
Dillard’s, Inc., Class A (b)	3,769	111,110
Dollar General Corp.	89,577	15,702,848
Dollar Tree, Inc. *	83,611	6,661,288
Duluth Holdings, Inc., Class B *	2,900	11,629
eBay, Inc.	269,868	10,748,842
Etsy, Inc. *	42,187	2,736,671
Expedia Group, Inc.	48,701	3,456,797
Express, Inc. *	20,816	43,089
Five Below, Inc. *	19,845	1,789,225
Floor & Decor Holdings, Inc., Class A *	25,835	1,095,404
Foot Locker, Inc.	37,189	953,154
Funko, Inc., Class A *	7,067	30,247
GameStop Corp., Class A (b)	31,567	180,879
Genesco, Inc. *	5,704	107,977
Genuine Parts Co.	50,639	4,014,660
GNC Holdings, Inc., Class A *	36,061	20,753
Group 1 Automotive, Inc.	5,612	317,583
Groupon, Inc. *	143,303	174,830

49
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GrubHub, Inc. *	32,590	1,557,476
Guess?, Inc.	15,095	141,138
Haverty Furniture Cos., Inc.	5,712	77,283
Hibbett Sports, Inc. *	5,715	88,182
J. Jill, Inc. *(b)	6,408	2,918
J.C. Penney Co., Inc. *	104,289	26,489
Kirkland's, Inc. *	5,229	4,764
Kohl's Corp.	53,729	991,837
L Brands, Inc.	84,769	1,007,903
Lands' End, Inc. *	5,100	43,401
Liquidity Services, Inc. *	10,485	52,425
Lithia Motors, Inc., Class A	7,756	857,503
LKQ Corp. *	106,438	2,783,354
Lowe's Cos., Inc.	271,206	28,408,829
Lumber Liquidators Holdings, Inc. *	7,615	53,686
Macy's, Inc.	109,011	638,804
MarineMax, Inc. *	6,661	95,985
Monro, Inc.	11,231	623,208
Murphy USA, Inc. *	9,891	1,056,359
National Vision Holdings, Inc. *	28,630	758,695
Nordstrom, Inc.	37,424	702,823
O'Reilly Automotive, Inc. *	26,516	10,244,191
Office Depot, Inc.	201,581	447,510
Ollie's Bargain Outlet Holdings, Inc. *	18,621	1,264,552
Party City Holdco, Inc. *	16,146	12,247
Penske Automotive Group, Inc.	13,010	468,100
PetMed Express, Inc.	8,051	318,578
Pool Corp.	13,926	2,947,577
Quotient Technology, Inc. *	23,785	170,776
Qurate Retail, Inc. Class A *	133,197	1,072,902
Remark Holdings, Inc. *	14,578	8,301
Rent-A-Center, Inc.	18,166	361,594
Revolve Group, Inc. *(b)	5,247	57,665
RH *	5,604	805,743
Ross Stores, Inc.	127,150	11,616,424
RTW RetailWinds, Inc. *	15,491	4,832
Sally Beauty Holdings, Inc. *	38,688	375,660
Shoe Carnival, Inc.	4,036	95,330
Shutterstock, Inc.	6,548	248,824
Signet Jewelers Ltd.	17,080	171,825
Sleep Number Corp. *	10,441	312,186
Sonic Automotive, Inc., Class A	7,037	150,803
Sportsman's Warehouse Holdings, Inc. *	10,300	73,748
Stamps.com, Inc. *	5,751	910,211
Stitch Fix, Inc., Class A *(b)	7,900	126,795
Tailored Brands, Inc. (b)	15,557	25,825
Target Corp.	178,218	19,557,643
The Buckle, Inc.	11,461	175,468
The Cato Corp., Class A	7,100	79,946
The Children's Place, Inc.	5,680	167,901
The Container Store Group, Inc. *	6,755	14,186
The Gap, Inc.	77,525	629,503
The Home Depot, Inc.	384,483	84,520,898
The Michaels Cos., Inc. *	23,490	71,410
The RealReal Inc *	6,281	73,739
The Rubicon Project, Inc. *	31,595	226,536
The TJX Cos., Inc.	429,781	21,080,758
Tiffany & Co.	38,026	4,810,289
Tilly's, Inc., Class A	8,425	49,623
Tractor Supply Co.	41,652	4,224,762
Tuesday Morning Corp. *	19,035	13,800
Ulta Beauty, Inc. *	20,062	4,371,911
Urban Outfitters, Inc. *	26,819	465,041
Waitr Holdings, Inc. *	19,879	26,638
Wayfair, Inc., Class A *	22,770	2,824,391
Weyco Group, Inc.	3,066	58,346
Williams-Sonoma, Inc.	26,805	1,657,621
Security	Number of Shares	Value ($)
Winmark Corp.	768	115,200
Zumiez, Inc. *	8,343	176,371
		684,787,847

Semiconductors & Semiconductor Equipment 4.3%
ACM Research, Inc., Class A *	3,856	153,970
Adesto Technologies Corp. *	7,400	87,690
Advanced Energy Industries, Inc. *	13,336	741,482
Advanced Micro Devices, Inc. *	413,755	21,676,624
Alpha & Omega Semiconductor Ltd. *	6,543	78,712
Ambarella, Inc. *	10,609	557,821
Amkor Technology, Inc. *	33,795	333,895
Analog Devices, Inc.	129,711	14,216,326
Applied Materials, Inc.	325,015	16,146,745
Axcelis Technologies, Inc. *	11,082	258,876
AXT, Inc. *	23,470	129,789
Broadcom, Inc.	139,935	38,009,145
Brooks Automation, Inc.	25,516	982,111
Cabot Microelectronics Corp.	10,751	1,317,428
CEVA, Inc. *	9,239	289,643
Cirrus Logic, Inc. *	20,531	1,552,144
Cohu, Inc.	12,667	209,385
Cree, Inc. *	37,150	1,602,279
CyberOptics Corp. *	2,095	53,611
Diodes, Inc. *	15,037	765,233
DSP Group, Inc. *	6,300	108,675
Enphase Energy, Inc. *	28,814	1,349,360
Entegris, Inc.	47,011	2,549,407
Everspin Technologies, Inc. *	5,399	20,354
First Solar, Inc. *	27,034	1,189,766
FormFactor, Inc. *	27,482	640,331
GSI Technology, Inc. *	8,500	65,705
Ichor Holdings Ltd. *	8,793	218,946
Impinj, Inc. *	5,438	122,137
Inphi Corp. *	16,500	1,592,910
Intel Corp.	1,533,386	91,972,492
inTEST Corp. *	4,258	14,988
KLA Corp.	55,499	9,106,831
Kopin Corp. *	19,600	9,996
Kulicke & Soffa Industries, Inc.	24,891	596,637
Lam Research Corp.	51,006	13,020,812
Lattice Semiconductor Corp. *	47,339	1,065,601
MACOM Technology Solutions Holdings, Inc. *	16,799	515,057
Marvell Technology Group Ltd.	233,486	6,243,416
Maxim Integrated Products, Inc.	95,574	5,254,658
MaxLinear, Inc. *	20,732	341,871
Microchip Technology, Inc.	84,296	7,395,290
Micron Technology, Inc. *	392,712	18,806,978
MKS Instruments, Inc.	19,294	1,933,838
Monolithic Power Systems, Inc.	14,256	2,849,917
NeoPhotonics Corp. *	11,696	112,516
NVE Corp.	1,664	94,465
NVIDIA Corp.	215,928	63,111,436
ON Semiconductor Corp. *	142,517	2,286,685
Onto Innovation, Inc. *	17,373	563,928
PDF Solutions, Inc. *	9,699	154,893
Photronics, Inc. *	24,990	298,630
Pixelworks, Inc. *	8,973	41,186
Power Integrations, Inc.	10,993	1,125,134
Qorvo, Inc. *	40,865	4,005,996
QUALCOMM, Inc.	402,615	31,673,722
QuickLogic Corp. *	4,377	20,572
Rambus, Inc. *	42,063	527,049
Semtech Corp. *	24,348	1,101,503
Silicon Laboratories, Inc. *	14,888	1,447,411
Skyworks Solutions, Inc.	59,872	6,219,503

50
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SMART Global Holdings, Inc. *	3,678	93,017
SolarEdge Technologies, Inc. *	17,242	1,924,035
SunPower Corp. *	34,164	251,105
Synaptics, Inc. *	11,688	764,278
Teradyne, Inc.	58,269	3,644,143
Texas Instruments, Inc.	328,915	38,177,164
Ultra Clean Holdings, Inc. *	13,767	253,175
Universal Display Corp.	14,684	2,204,362
Veeco Instruments, Inc. *	16,949	185,253
Xilinx, Inc.	88,628	7,746,087
Xperi Corp.	19,230	293,834
		434,469,964

Software & Services 14.1%
2U, Inc. *	23,430	556,462
8x8, Inc. *	35,704	605,540
A10 Networks, Inc. *	27,242	186,063
Accenture plc, Class A	223,433	41,377,557
ACI Worldwide, Inc. *	40,243	1,102,658
Adobe, Inc. *	170,900	60,437,076
Agilysys, Inc. *	8,873	173,822
Akamai Technologies, Inc. *	57,741	5,641,873
Alarm.com Holdings, Inc. *	13,562	606,628
Alliance Data Systems Corp.	14,005	701,230
Altair Engineering, Inc., Class A *	13,212	435,864
Alteryx, Inc., Class A *	17,343	1,962,881
American Software, Inc., Class A	9,461	155,917
Anaplan, Inc. *	29,666	1,212,153
ANSYS, Inc. *	30,161	7,897,055
Appfolio, Inc., Class A *	5,169	567,866
Appian Corp. *(b)	11,341	517,943
Aspen Technology, Inc. *	24,209	2,475,370
Asure Software, Inc. *	7,413	45,664
Autodesk, Inc. *	77,368	14,477,874
Automatic Data Processing, Inc.	152,789	22,412,618
Avalara, Inc. *	23,424	2,093,403
Avaya Holdings Corp. *	34,769	345,604
Benefitfocus, Inc. *	12,031	130,296
Black Knight, Inc. *	52,787	3,725,179
Blackbaud, Inc.	17,002	939,531
Blackline, Inc. *	15,196	923,005
Booz Allen Hamilton Holding Corp.	49,329	3,622,722
Bottomline Technologies (de), Inc. *	13,177	548,558
Box, Inc., Class A *	51,681	834,131
Brightcove, Inc. *	15,409	120,190
Broadridge Financial Solutions, Inc.	40,083	4,649,628
CACI International, Inc., Class A *	8,761	2,191,477
Cadence Design Systems, Inc. *	98,906	8,024,244
Cardtronics plc, Class A *	12,687	290,532
Cass Information Systems, Inc.	3,769	151,175
CDK Global, Inc.	42,540	1,670,971
Cerence, Inc. *	15,793	334,180
Ceridian HCM Holding, Inc. *	35,926	2,118,556
ChannelAdvisor Corp. *	6,900	71,277
Citrix Systems, Inc.	40,248	5,836,362
Cloudera, Inc. *	84,232	697,441
Cloudflare, Inc., Class A *	13,444	316,741
Cognizant Technology Solutions Corp., Class A	192,219	11,152,546
CommVault Systems, Inc. *	15,766	673,051
Conduent, Inc. *	60,525	152,523
Cornerstone OnDemand, Inc. *	18,618	624,820
Coupa Software, Inc. *	22,102	3,891,941
Crowdstrike Holdings, Inc., Class A *	7,185	486,137
CSG Systems International, Inc.	10,871	528,113
Datadog, Inc., Class A *	9,586	432,520
Digimarc Corp. *	4,511	75,559
Security	Number of Shares	Value ($)
Digital Turbine, Inc. *	18,000	105,480
DocuSign, Inc. *	44,541	4,665,670
Domo, Inc., Class B *	8,618	167,620
Dropbox, Inc., Class A *	76,674	1,611,687
DXC Technology Co.	88,086	1,596,999
Dynatrace, Inc. *	31,365	936,245
Ebix, Inc.	6,724	140,733
eGain Corp. *	7,634	63,362
Elastic N.V. *	11,989	768,974
Endurance International Group Holdings, Inc. *	22,190	56,917
Envestnet, Inc. *	18,797	1,175,188
EPAM Systems, Inc. *	19,430	4,291,893
Euronet Worldwide, Inc. *	18,973	1,740,962
Everbridge, Inc. *	12,004	1,337,006
EVERTEC, Inc.	22,815	578,132
Evo Payments, Inc., Class A *	15,082	300,283
ExlService Holdings, Inc. *	11,709	722,797
Fair Isaac Corp. *	10,150	3,582,341
Fastly, Inc., Class A *	4,824	104,440
Fidelity National Information Services, Inc.	216,939	28,612,085
Finjan Holdings, Inc. *	6,437	7,917
FireEye, Inc. *	74,806	861,017
Fiserv, Inc. *	201,621	20,779,060
Five9, Inc. *	21,766	2,017,055
FleetCor Technologies, Inc. *	30,601	7,382,491
ForeScout Technologies, Inc. *	13,060	414,786
Fortinet, Inc. *	50,103	5,398,097
Gartner, Inc. *	31,717	3,768,297
Genpact Ltd.	53,999	1,859,186
Global Payments, Inc.	106,668	17,709,021
GlobalSCAPE, Inc.	3,901	36,357
GoDaddy, Inc., Class A *	62,127	4,313,478
GreenSky, Inc., Class A *(b)	12,400	53,816
GTT Communications, Inc. *(b)	11,441	129,970
GTY Technology Holdings, Inc. *	16,630	65,023
Guidewire Software, Inc. *	28,849	2,620,643
HubSpot, Inc. *	14,306	2,412,421
I3 Verticals, Inc., Class A *	5,840	135,722
Information Services Group, Inc. *	16,112	40,280
Intelligent Systems Corp. *	2,218	74,392
International Business Machines Corp.	312,211	39,201,213
International Money Express, Inc. *	6,533	52,787
Intuit, Inc.	92,232	24,885,116
j2 Global, Inc.	15,865	1,279,354
Jack Henry & Associates, Inc.	26,989	4,414,051
KBR, Inc.	50,774	1,028,681
Leidos Holdings, Inc.	46,886	4,632,806
Limelight Networks, Inc. *	37,860	191,950
LivePerson, Inc. *	20,467	489,980
LiveRamp Holdings, Inc. *	23,402	886,000
LogMeIn, Inc.	16,748	1,431,284
Manhattan Associates, Inc. *	21,857	1,550,536
ManTech International Corp., Class A	10,370	773,187
Mastercard, Inc., Class A	312,664	85,973,220
MAXIMUS, Inc.	22,639	1,524,057
Medallia, Inc. *	5,812	124,842
Microsoft Corp.	2,689,173	481,926,693
MicroStrategy, Inc., Class A *	2,864	361,809
Mitek Systems, Inc. *	18,318	170,907
MobileIron, Inc. *	31,619	160,941
Model N, Inc. *	9,945	287,013
MoneyGram International, Inc. *	19,116	31,733
MongoDB, Inc. *	12,412	2,012,358
NetSol Technologies, Inc. *	5,701	12,941
New Relic, Inc. *	17,097	917,938
NIC, Inc.	24,953	604,611

51
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NortonLifeLock, Inc.	199,823	4,250,235
Nuance Communications, Inc. *	100,544	2,030,989
Nutanix, Inc., Class A *	53,083	1,087,671
Okta, Inc. *	39,526	5,980,284
OneSpan, Inc. *	13,422	225,490
Oracle Corp.	763,246	40,429,141
Pagerduty, Inc. *	3,384	71,436
Palo Alto Networks, Inc. *	34,470	6,773,700
Pareteum Corp. *	56,410	35,753
Park City Group, Inc. *	5,812	28,828
Paychex, Inc.	111,612	7,647,654
Paycom Software, Inc. *	17,214	4,493,198
Paylocity Holding Corp. *	12,526	1,434,603
PayPal Holdings, Inc. *	414,227	50,949,921
Paysign, Inc. *(b)	12,225	105,135
Pegasystems, Inc.	13,316	1,113,484
Perficient, Inc. *	10,300	358,749
Perspecta, Inc.	47,635	1,027,487
PFSweb, Inc. *	7,732	32,474
Ping Identity Holding Corp. *	4,878	121,560
Pluralsight, Inc., Class A *	28,161	462,967
PRGX Global, Inc. *	6,500	26,065
Progress Software Corp.	15,976	653,578
Proofpoint, Inc. *	20,189	2,457,607
PROS Holdings, Inc. *	13,733	472,278
PTC, Inc. *	36,504	2,527,902
Q2 Holdings, Inc. *	15,109	1,204,489
QAD, Inc., Class A	3,753	158,827
Qualys, Inc. *	11,618	1,225,002
Rapid7, Inc. *	16,539	753,351
RealNetworks, Inc. *	13,613	10,226
RealPage, Inc. *	27,697	1,786,180
Repay Holdings Corp. *	11,120	198,714
RingCentral, Inc., Class A *	26,279	6,005,540
Rosetta Stone, Inc. *	8,648	147,708
Sabre Corp.	94,261	685,277
SailPoint Technologies Holding, Inc. *	29,216	543,125
salesforce.com, Inc. *	313,315	50,741,364
Science Applications International Corp.	17,418	1,422,354
SecureWorks Corp., Class A *	8,199	93,305
ServiceNow, Inc. *	66,350	23,324,679
ServiceSource International, Inc. *	26,733	32,882
SharpSpring, Inc. *	3,003	20,691
ShotSpotter, Inc. *	2,300	79,051
Slack Technologies, Inc. Class A *	23,081	616,032
Smartsheet, Inc., Class A *	32,509	1,713,874
SolarWinds Corp. *	23,132	392,781
Splunk, Inc. *	54,517	7,652,006
SPS Commerce, Inc. *	13,081	726,126
Square, Inc., Class A *	120,731	7,864,417
SS&C Technologies Holdings, Inc.	76,974	4,245,886
StarTek, Inc. *	5,834	24,328
Steel Connect, Inc. *	18,290	14,083
SVMK, Inc. *	30,524	479,227
Switch, Inc., Class A	21,667	372,022
Sykes Enterprises, Inc. *	12,854	368,010
Synchronoss Technologies, Inc. *	15,860	54,717
Synopsys, Inc. *	52,706	8,281,167
Telenav, Inc. *	9,800	45,766
Tenable Holdings, Inc. *	14,600	380,476
Teradata Corp. *	39,683	975,805
The Hackett Group, Inc.	8,738	129,585
The Trade Desk, Inc., Class A *	13,841	4,049,600
The Western Union Co.	146,525	2,794,232
TiVo Corp.	47,946	337,060
TTEC Holdings, Inc.	6,911	269,391
Twilio, Inc., Class A *	43,780	4,916,494
Tyler Technologies, Inc. *	13,583	4,355,932
Security	Number of Shares	Value ($)
Unisys Corp. *	19,913	250,705
Upland Software, Inc. *	6,900	218,247
Varonis Systems, Inc. *	11,243	753,843
Verint Systems, Inc. *	24,123	1,031,017
VeriSign, Inc. *	36,454	7,636,748
Verra Mobility Corp. *	44,543	399,105
VirnetX Holding Corp. *	26,091	145,066
Virtusa Corp. *	11,946	394,218
Visa, Inc., Class A	603,458	107,850,014
VMware, Inc., Class A *	27,523	3,619,825
WEX, Inc. *	15,124	2,001,208
Workday, Inc., Class A *	57,933	8,915,889
Workiva, Inc. *	13,800	529,230
Yext, Inc. *	32,885	420,928
Zendesk, Inc. *	39,027	3,000,396
Zix Corp. *	17,000	93,160
Zoom Video Communications, Inc., Class A *	10,307	1,393,197
Zscaler, Inc. *	23,496	1,576,112
Zuora, Inc., Class A *	24,237	256,185
		1,413,541,442

Technology Hardware & Equipment 6.3%
3D Systems Corp. *	47,641	404,472
Acacia Communications, Inc. *	12,609	853,503
ADTRAN, Inc.	15,268	156,955
Airgain, Inc. *	3,401	27,514
Akoustis Technologies, Inc. *(b)	7,703	69,789
Amphenol Corp., Class A	104,232	9,199,516
Anixter International, Inc. *	10,581	982,552
Apple, Inc.	1,471,952	432,459,498
Applied Optoelectronics, Inc. *(b)	6,000	64,320
Arista Networks, Inc. *	19,088	4,185,998
Arlo Technologies, Inc. *	21,716	59,502
Arrow Electronics, Inc. *	28,196	1,774,092
AstroNova, Inc.	1,900	13,357
Avid Technology, Inc. *	9,400	65,988
Avnet, Inc.	36,620	1,099,332
Badger Meter, Inc.	10,799	637,465
Bel Fuse, Inc., Class B	3,500	26,110
Belden, Inc.	15,007	513,089
Benchmark Electronics, Inc.	13,708	283,207
CalAmp Corp. *	9,892	66,474
Calix, Inc. *	21,409	246,204
Casa Systems, Inc. *	8,800	45,144
CDW Corp.	50,565	5,602,602
Ciena Corp. *	54,641	2,527,146
Cisco Systems, Inc.	1,496,396	63,417,263
Clearfield, Inc. *	3,291	42,882
Cognex Corp.	60,148	3,322,576
Coherent, Inc. *	8,677	1,109,528
CommScope Holding Co., Inc. *	65,675	723,082
Comtech Telecommunications Corp.	8,949	165,646
Corning, Inc.	270,145	5,945,892
CTS Corp.	12,607	291,978
Daktronics, Inc.	14,170	64,048
DASAN Zhone Solutions, Inc. *	4,470	28,653
Dell Technologies, Inc., Class C *	54,538	2,328,227
Diebold Nixdorf, Inc. *	28,307	139,554
Digi International, Inc. *	9,100	103,285
Dolby Laboratories, Inc., Class A	22,717	1,363,702
Eastman Kodak Co. *	13,330	29,993
EchoStar Corp., Class A *	18,394	580,331
EMCORE Corp. *	11,147	30,431
ePlus, Inc. *	5,276	373,277
Extreme Networks, Inc. *	46,911	159,497
F5 Networks, Inc. *	21,433	2,984,760

52
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fabrinet *	12,888	808,722
FARO Technologies, Inc. *	6,085	334,006
Fitbit, Inc., Class A *	84,474	565,131
FLIR Systems, Inc.	46,961	2,038,107
Genasys, Inc. *	16,638	64,389
Harmonic, Inc. *	42,043	243,849
Hewlett Packard Enterprise Co.	453,110	4,558,287
HP, Inc.	524,338	8,132,482
Identiv, Inc. *	8,288	26,770
II-VI, Inc. *	31,320	1,078,034
Immersion Corp. *	10,166	70,755
Infinera Corp. *	59,301	365,591
Inseego Corp. *(b)	22,287	266,330
Insight Enterprises, Inc. *	11,782	639,645
InterDigital, Inc.	11,287	652,050
Intevac, Inc. *	6,954	38,247
IPG Photonics Corp. *	12,768	1,651,285
Iteris, Inc. *	21,620	86,264
Itron, Inc. *	12,104	845,101
Jabil, Inc.	48,471	1,378,515
Juniper Networks, Inc.	115,864	2,502,662
KEMET Corp.	20,294	548,141
Keysight Technologies, Inc. *	65,607	6,348,789
Kimball Electronics, Inc. *	11,150	150,748
Knowles Corp. *	30,607	475,939
KVH Industries, Inc. *	5,000	46,400
Littelfuse, Inc.	8,379	1,216,966
Lumentum Holdings, Inc. *	27,449	2,220,899
Luna Innovations, Inc. *	11,699	89,263
Methode Electronics, Inc.	13,419	402,838
MicroVision, Inc. *	37,436	13,099
Motorola Solutions, Inc.	60,463	8,695,184
MTS Systems Corp.	5,904	125,578
Napco Security Technologies, Inc. *	3,300	66,132
National Instruments Corp.	42,046	1,615,407
NCR Corp. *	45,182	927,135
NetApp, Inc.	79,678	3,487,506
NETGEAR, Inc. *	11,902	285,410
NetScout Systems, Inc. *	21,875	579,250
nLight, Inc. *	12,303	193,895
Novanta, Inc. *	12,175	1,057,886
OSI Systems, Inc. *	5,852	423,568
PAR Technology Corp. *	3,100	58,621
PC Connection, Inc.	4,382	201,353
PC-Tel, Inc. *	9,339	63,785
Plantronics, Inc.	11,458	161,787
Plexus Corp. *	10,389	651,286
Powerfleet, Inc. *	7,153	34,334
Pure Storage, Inc., Class A *	81,055	1,167,192
Ribbon Communications, Inc. *	38,283	139,542
Richardson Electronics Ltd.	6,205	24,820
Rogers Corp. *	6,788	753,740
Sanmina Corp. *	26,497	734,762
ScanSource, Inc. *	9,015	233,669
Seagate Technology plc	82,738	4,132,763
SYNNEX Corp.	14,547	1,273,735
TE Connectivity Ltd.	117,584	8,637,721
Tech Data Corp. *	12,518	1,760,532
TESSCO Technologies, Inc.	1,269	7,817
Trimble, Inc. *	87,429	3,027,666
TTM Technologies, Inc. *	37,069	429,630
Ubiquiti, Inc.	4,398	712,608
ViaSat, Inc. *	21,098	894,555
Viavi Solutions, Inc. *	80,514	972,609
Vishay Intertechnology, Inc.	49,432	820,077
Vishay Precision Group, Inc. *	4,093	94,630
Western Digital Corp.	105,134	4,844,575
Security	Number of Shares	Value ($)
Xerox Holdings Corp.	66,438	1,215,151
Zebra Technologies Corp., Class A *	18,993	4,361,932
		637,295,581

Telecommunication Services 1.8%
Alaska Communications Systems Group, Inc.	26,271	52,542
Anterix, Inc. *	3,968	208,320
AT&T, Inc.	2,573,671	78,419,755
ATN International, Inc.	4,631	287,678
Bandwidth, Inc., Class A *	6,262	510,729
Boingo Wireless, Inc. *	12,610	175,783
CenturyLink, Inc.	350,006	3,717,064
Cincinnati Bell, Inc. *	18,761	274,849
Cogent Communications Holdings, Inc.	14,646	1,227,774
Consolidated Communications Holdings, Inc.	30,887	193,662
GCI Liberty, Inc., Class A *	33,904	2,062,380
Globalstar, Inc. *	173,777	55,609
Gogo, Inc. *(b)	16,000	26,080
IDT Corp., Class B *	6,600	35,640
Iridium Communications, Inc. *	33,235	747,954
Ooma, Inc. *	5,385	62,789
ORBCOMM, Inc. *	28,696	75,757
Shenandoah Telecommunications Co.	17,629	943,328
Spok Holdings, Inc.	5,240	53,762
T-Mobile US, Inc. *	134,196	11,782,409
Telephone & Data Systems, Inc.	40,954	803,517
United States Cellular Corp. *	5,400	171,882
Verizon Communications, Inc.	1,455,627	83,625,771
Vonage Holdings Corp. *	76,936	643,185
		186,158,219

Transportation 1.6%
Air Transport Services Group, Inc. *	21,611	437,407
Alaska Air Group, Inc.	43,135	1,402,750
Allegiant Travel Co.	4,527	355,279
AMERCO	2,913	816,019
American Airlines Group, Inc. (b)	135,556	1,628,027
ArcBest Corp.	9,560	194,737
Atlas Air Worldwide Holdings, Inc. *	10,209	335,366
Avis Budget Group, Inc. *(b)	20,631	339,999
C.H. Robinson Worldwide, Inc.	47,756	3,385,900
Covenant Transportation Group, Inc., Class A *	3,000	26,640
CSX Corp.	275,292	18,232,589
Daseke, Inc. *	20,197	34,436
Delta Air Lines, Inc.	202,471	5,246,024
Eagle Bulk Shipping, Inc. *(b)	21,200	35,616
Echo Global Logistics, Inc. *	10,195	178,718
Expeditors International of Washington, Inc.	59,535	4,263,004
FedEx Corp.	84,566	10,720,432
Forward Air Corp.	9,608	495,773
Genco Shipping & Trading Ltd.	3,574	20,836
Hawaiian Holdings, Inc.	15,015	216,216
Heartland Express, Inc.	20,808	407,629
Hertz Global Holdings, Inc. *(b)	33,097	133,712
Hub Group, Inc., Class A *	12,833	617,396
JB Hunt Transport Services, Inc.	29,738	3,007,106
JetBlue Airways Corp. *	99,628	970,377
Kansas City Southern	34,846	4,549,145
Kirby Corp. *	21,385	1,142,387
Knight-Swift Transportation Holdings, Inc.	44,756	1,664,028

53
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Landstar System, Inc.	13,558	1,400,677
Lyft, Inc., Class A *	73,287	2,406,012
Macquarie Infrastructure Corp.	27,962	771,472
Marten Transport Ltd.	12,211	273,771
Matson, Inc.	14,354	434,065
Mesa Air Group, Inc. *	13,374	60,785
Norfolk Southern Corp.	91,667	15,684,224
Old Dominion Freight Line, Inc.	33,637	4,887,120
P.A.M. Transportation Services, Inc. *	907	34,629
Radiant Logistics, Inc. *	24,757	105,960
Ryder System, Inc.	18,502	654,971
Saia, Inc. *	9,047	837,028
Schneider National, Inc., Class B	12,428	272,297
SkyWest, Inc.	17,068	528,255
Southwest Airlines Co.	185,682	5,802,562
Spirit Airlines, Inc. *	23,183	348,209
Uber Technologies, Inc. *	73,983	2,239,465
Union Pacific Corp.	245,042	39,155,261
United Airlines Holdings, Inc. *	87,862	2,598,958
United Parcel Service, Inc., Class B	246,995	23,380,547
Universal Logistics Holdings, Inc.	3,300	45,969
Werner Enterprises, Inc.	16,196	649,783
XPO Logistics, Inc. *	32,204	2,149,295
YRC Worldwide, Inc. *	8,600	14,792
		165,593,655

Utilities 3.2%
ALLETE, Inc.	19,439	1,118,909
Alliant Energy Corp.	84,157	4,085,822
Ameren Corp.	86,534	6,295,349
American Electric Power Co., Inc.	174,522	14,504,523
American States Water Co.	13,159	1,044,430
American Water Works Co., Inc.	63,736	7,756,034
Artesian Resources Corp., Class A	3,837	132,492
Atmos Energy Corp.	42,522	4,335,968
Avangrid, Inc.	19,861	854,023
Avista Corp.	24,293	1,045,571
Black Hills Corp.	22,377	1,386,031
Cadiz, Inc. *	12,851	137,120
California Water Service Group	17,255	775,095
CenterPoint Energy, Inc.	179,574	3,058,145
Chesapeake Utilities Corp.	6,873	603,999
Clearway Energy, Inc., Class A	11,000	205,700
Clearway Energy, Inc., Class C	26,372	528,231
CMS Energy Corp.	100,062	5,712,540
Consolidated Edison, Inc.	116,872	9,209,514
Dominion Energy, Inc.	290,377	22,396,778
DTE Energy Co.	67,856	7,039,381
Duke Energy Corp.	257,001	21,757,705
Edison International	126,051	7,400,454
El Paso Electric Co.	13,777	936,836
Entergy Corp.	69,676	6,654,755
Essential Utilities, Inc.	75,565	3,157,861
Evergy, Inc.	80,395	4,697,480
Eversource Energy	113,915	9,192,940
Exelon Corp.	342,378	12,695,376
FirstEnergy Corp.	190,754	7,872,418
Genie Energy Ltd., Class B	5,585	44,010
Global Water Resources, Inc.	4,694	50,461
Hawaiian Electric Industries, Inc.	37,548	1,482,020
IDACORP, Inc.	18,285	1,678,197
MDU Resources Group, Inc.	69,771	1,567,057
MGE Energy, Inc.	11,963	773,528
Middlesex Water Co.	6,534	394,000
National Fuel Gas Co.	31,306	1,283,546
New Jersey Resources Corp.	33,082	1,117,510
NextEra Energy, Inc.	172,293	39,820,358
Security	Number of Shares	Value ($)
NiSource, Inc.	131,586	3,304,124
Northwest Natural Holding Co.	11,700	761,670
NorthWestern Corp.	17,760	1,024,574
NRG Energy, Inc.	86,997	2,917,009
OGE Energy Corp.	69,429	2,188,402
ONE Gas, Inc.	18,590	1,481,809
Ormat Technologies, Inc.	18,495	1,154,273
Otter Tail Corp.	15,277	677,993
Pinnacle West Capital Corp.	39,077	3,008,538
PNM Resources, Inc.	27,818	1,126,351
Portland General Electric Co.	30,909	1,446,232
PPL Corp.	268,684	6,829,947
Public Service Enterprise Group, Inc.	178,536	9,053,561
Pure Cycle Corp. *	8,000	82,160
RGC Resources, Inc.	2,000	49,740
Sempra Energy	99,186	12,284,186
SJW Group.	8,905	530,115
South Jersey Industries, Inc.	32,586	931,634
Southwest Gas Holdings, Inc.	19,658	1,490,076
Spark Energy, Inc., Class A	5,059	36,526
Spire, Inc.	17,363	1,266,804
Sunnova Energy International, Inc. *	7,283	91,766
TerraForm Power, Inc., Class A	27,688	479,556
The AES Corp.	234,436	3,106,277
The Southern Co.	370,180	21,000,311
The York Water Co.	4,611	185,916
UGI Corp.	71,912	2,170,304
Unitil Corp.	6,105	307,143
Vistra Energy Corp.	159,009	3,107,036
WEC Energy Group, Inc.	111,154	10,064,995
Xcel Energy, Inc.	184,281	11,712,900
		318,674,095
Total Common Stock
(Cost $6,498,043,043)		10,015,357,421

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(a)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elanco Animal Health, Inc. CVR *(a)	16,000	96
Total Rights
(Cost $402)		1,662

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.19% (d)	16,733,000	16,733,000
Total Other Investment Company
(Cost $16,733,000)		16,733,000

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Australia & New Zealand Banking Group Ltd.
0.01%, 05/01/20 (e)	21,728,724	21,728,724
Total Short-Term Investment
(Cost $21,728,724)		21,728,724

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	80	5,226,800	504,455
S&P 500 Index, e-mini, expires 06/19/20	213	30,910,560	1,834,915
Net Unrealized Appreciation			2,339,370
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,709,413.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Aptiv plc	397	27,611
Tesla, Inc. *	3,249	2,540,328
		2,567,939

Banks 0.1%
CIT Group, Inc.	185	3,511
Comerica, Inc.	188	6,554
First Republic Bank	697	72,690
Prosperity Bancshares, Inc.	222	13,304
Signature Bank	578	61,950
SVB Financial Group *	92	17,772
Synovus Financial Corp.	175	3,677
Western Alliance Bancorp	227	8,145
		187,603

Capital Goods 4.7%
3M Co.	9,641	1,464,661
A.O. Smith Corp.	520	22,038
Acuity Brands, Inc.	242	20,955
Air Lease Corp.	184	4,812
Allegion plc	1,580	158,853
Allison Transmission Holdings, Inc.	2,436	88,524
AMETEK, Inc.	4,061	340,596
Armstrong World Industries, Inc.	1,097	84,557
BWX Technologies, Inc.	1,575	83,570
Carlisle Cos., Inc.	1,078	130,395
Caterpillar, Inc.	940	109,397
Deere & Co.	706	102,412
Donaldson Co., Inc.	2,824	123,776
Dover Corp.	1,419	132,889
Emerson Electric Co.	1,207	68,835
Fastenal Co.	11,638	421,528
Flowserve Corp.	665	18,733
Fortive Corp.	1,476	94,464
Fortune Brands Home & Security, Inc.	981	47,284
General Dynamics Corp.	389	50,811
Graco, Inc.	3,701	165,287
HEICO Corp.	1,030	90,228
HEICO Corp., Class A	1,664	120,357
Hexcel Corp.	1,734	59,979
Honeywell International, Inc.	7,903	1,121,436
Hubbell, Inc.	671	83,493
Huntington Ingalls Industries, Inc.	717	137,241
IDEX Corp.	858	131,815
Illinois Tool Works, Inc.	7,212	1,171,950
Ingersoll Rand, Inc. *	4,468	129,929
L3Harris Technologies, Inc.	2,500	484,250
Lennox International, Inc.	724	135,156
Lincoln Electric Holdings, Inc.	1,232	99,188
Lockheed Martin Corp.	5,570	2,167,064
Nordson Corp.	1,170	188,265
Northrop Grumman Corp.	3,519	1,163,628
Quanta Services, Inc.	731	26,579
Raytheon Technologies Corp.	9,136	592,104
Security	Number of Shares	Value ($)
Rockwell Automation, Inc.	2,588	490,374
Roper Technologies, Inc.	355	121,066
Sensata Technologies Holding plc *	1,473	53,588
Spirit AeroSystems Holdings, Inc., Class A	2,043	45,273
The Boeing Co.	11,923	1,681,381
The Middleby Corp. *	1,237	68,814
The Toro Co.	2,405	153,463
Trane Technologies plc	5,039	440,509
TransDigm Group, Inc.	937	340,206
United Rentals, Inc. *	1,194	153,429
W.W. Grainger, Inc.	971	267,588
WABCO Holdings, Inc. *	968	130,080
Westinghouse Air Brake Technologies Corp.	1,112	62,739
Woodward, Inc.	1,008	61,045
Xylem, Inc.	4,030	289,757
		15,996,351

Commercial & Professional Services 1.2%
Cintas Corp.	1,904	422,364
Copart, Inc. *	4,516	361,777
CoreLogic, Inc.	99	3,803
CoStar Group, Inc. *	810	525,091
Equifax, Inc.	2,293	318,498
IAA, Inc. *	2,736	105,610
IHS Markit Ltd.	5,514	371,092
KAR Auction Services, Inc.	2,674	40,056
Nielsen Holdings plc	920	13,552
Republic Services, Inc.	311	24,364
Robert Half International, Inc.	2,544	120,255
Rollins, Inc.	3,153	126,120
TransUnion	4,207	331,469
Verisk Analytics, Inc.	3,597	549,729
Waste Management, Inc.	7,480	748,150
		4,061,930

Consumer Durables & Apparel 1.3%
Capri Holdings Ltd. *	1,359	20,725
Carter's, Inc.	428	33,470
Columbia Sportswear Co.	431	31,415
Hanesbrands, Inc.	6,192	61,548
Hasbro, Inc.	2,846	205,510
Lennar Corp., Class A	2,666	133,487
lululemon Athletica, Inc. *	2,656	593,563
Mattel, Inc. *	5,383	46,940
NIKE, Inc., Class B	26,347	2,296,931
NVR, Inc. *	72	223,200
Polaris, Inc.	1,171	83,059
Skechers U.S.A., Inc., Class A *	1,067	30,068
Tempur Sealy International, Inc. *	1,007	54,126
Under Armour, Inc., Class A *	2,780	28,968
Under Armour, Inc., Class C *	2,814	26,086
VF Corp.	6,926	402,400
		4,271,496

Consumer Services 1.9%
Bright Horizons Family Solutions, Inc. *	1,297	151,036
Chipotle Mexican Grill, Inc. *	575	505,166

56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	335	25,142
Darden Restaurants, Inc.	2,907	214,508
Domino's Pizza, Inc.	921	333,338
Dunkin' Brands Group, Inc.	1,724	108,336
Grand Canyon Education, Inc. *	111	9,548
H&R Block, Inc.	596	9,923
Hilton Grand Vacations, Inc. *	281	5,789
Hilton Worldwide Holdings, Inc.	6,157	466,146
Las Vegas Sands Corp.	3,629	174,265
Marriott International, Inc., Class A	6,174	561,464
McDonald's Corp.	2,734	512,789
MGM Resorts International	872	14,676
Norwegian Cruise Line Holdings Ltd. *	894	14,662
Planet Fitness, Inc., Class A *	1,836	110,766
Service Corp. International	1,408	51,730
ServiceMaster Global Holdings, Inc. *	445	15,152
Six Flags Entertainment Corp.	193	3,862
Starbucks Corp.	26,597	2,040,788
The Wendy's Co.	4,214	83,690
Vail Resorts, Inc.	812	138,852
Wyndham Hotels & Resorts, Inc.	640	24,134
Wynn Resorts Ltd.	1,833	156,776
Yum China Holdings, Inc.	6,570	318,382
Yum! Brands, Inc.	6,050	522,901
		6,573,821

Diversified Financials 2.0%
American Express Co.	8,323	759,474
Ameriprise Financial, Inc.	405	46,551
Cboe Global Markets, Inc.	616	61,218
Credit Acceptance Corp. *	202	62,937
Discover Financial Services	2,444	105,019
E*TRADE Financial Corp.	924	37,524
Evercore, Inc., Class A	328	16,925
FactSet Research Systems, Inc.	844	232,100
Interactive Brokers Group, Inc., Class A	462	18,942
Intercontinental Exchange, Inc.	4,932	441,167
Lazard Ltd., Class A	871	23,952
LendingTree, Inc. *	175	43,640
LPL Financial Holdings, Inc.	1,804	108,637
MarketAxess Holdings, Inc.	828	376,748
Moody's Corp.	3,663	893,406
Morningstar, Inc.	436	67,998
MSCI, Inc.	1,852	605,604
Raymond James Financial, Inc.	668	44,035
S&P Global, Inc.	5,542	1,623,141
SEI Investments Co.	1,378	70,223
Synchrony Financial	3,755	74,311
T. Rowe Price Group, Inc.	1,495	172,867
TD Ameritrade Holding Corp.	5,226	205,225
The Charles Schwab Corp. (a)	15,410	581,265
Virtu Financial, Inc., Class A	473	11,054
Voya Financial, Inc.	229	10,344
		6,694,307

Energy 0.2%
Cabot Oil & Gas Corp.	5,622	121,548
Cheniere Energy, Inc. *	2,993	139,743
Diamondback Energy, Inc.	767	33,395
Equitrans Midstream Corp.	569	4,768
ONEOK, Inc.	2,916	87,276
Parsley Energy, Inc., Class A	3,899	36,845
Pioneer Natural Resources Co.	1,570	140,217
		563,792

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	199	30,131
Costco Wholesale Corp.	9,900	2,999,700
Grocery Outlet Holding Corp. *	256	8,517
Sprouts Farmers Market, Inc. *	1,205	25,040
Sysco Corp.	10,611	597,081
		3,660,469

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	20,561	807,019
Brown-Forman Corp., Class A	935	53,033
Brown-Forman Corp., Class B	3,619	225,102
Campbell Soup Co.	2,116	105,758
Kellogg Co.	2,130	139,515
Lamb Weston Holdings, Inc.	847	51,972
McCormick & Co., Inc. - Non Voting Shares	1,784	279,803
Monster Beverage Corp. *	8,601	531,628
PepsiCo, Inc.	26,519	3,508,198
Pilgrim's Pride Corp. *	449	9,878
Post Holdings, Inc. *	666	61,172
The Coca-Cola Co.	58,917	2,703,701
The Hershey Co.	2,833	375,174
TreeHouse Foods, Inc. *	185	9,570
		8,861,523

Health Care Equipment & Services 6.5%
Abbott Laboratories	16,805	1,547,572
ABIOMED, Inc. *	997	190,676
Align Technology, Inc. *	1,753	376,632
AmerisourceBergen Corp.	3,346	300,002
Anthem, Inc.	1,669	468,538
Baxter International, Inc.	5,107	453,400
Becton, Dickinson & Co.	516	130,306
Boston Scientific Corp. *	31,270	1,172,000
Cantel Medical Corp.	449	16,613
Centene Corp. *	11,139	741,635
Cerner Corp.	7,027	487,604
Change Healthcare, Inc. *	2,675	31,137
Chemed Corp.	349	145,383
Cigna Corp. *	2,527	494,736
Danaher Corp.	733	119,816
DexCom, Inc. *	2,036	682,467
Edwards Lifesciences Corp. *	4,673	1,016,378
Encompass Health Corp.	1,110	73,538
Envista Holdings Corp. *	2,080	40,498
Guardant Health, Inc. *	819	63,030
HCA Healthcare, Inc.	3,626	398,425
Henry Schein, Inc. *	424	23,133
Hill-Rom Holdings, Inc.	772	86,842
Hologic, Inc. *	4,724	236,672
Humana, Inc.	1,278	487,966
ICU Medical, Inc. *	131	28,730
IDEXX Laboratories, Inc. *	1,910	530,216
Insulet Corp. *	1,333	266,227
Intuitive Surgical, Inc. *	2,580	1,318,070
Laboratory Corp. of America Holdings *	135	22,201
Masimo Corp. *	1,063	227,386
McKesson Corp.	393	55,511
Molina Healthcare, Inc. *	1,057	173,316
Penumbra, Inc. *	712	126,252
ResMed, Inc.	3,192	495,781
Steris plc	115	16,388
Stryker Corp.	7,725	1,440,172
Teleflex, Inc.	1,037	347,810
The Cooper Cos., Inc.	149	42,718

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UnitedHealth Group, Inc.	21,293	6,227,564
Varian Medical Systems, Inc. *	2,043	233,678
Veeva Systems, Inc., Class A *	2,948	562,478
West Pharmaceutical Services, Inc.	1,244	235,439
		22,134,936

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	5,534	387,325
Herbalife Nutrition Ltd. *	338	12,624
Reynolds Consumer Products, Inc.	405	13,134
The Clorox Co.	2,309	430,490
The Estee Lauder Cos., Inc., Class A	4,911	866,300
The Procter & Gamble Co.	3,200	377,184
		2,087,057

Insurance 0.8%
Alleghany Corp.	34	18,146
Aon plc	5,174	893,395
Arch Capital Group Ltd. *	1,155	27,755
Arthur J. Gallagher & Co.	886	69,551
Athene Holding Ltd., Class A *	1,228	33,156
Axis Capital Holdings Ltd.	182	6,661
Brown & Brown, Inc.	301	10,809
Erie Indemnity Co., Class A	361	64,280
Everest Re Group Ltd.	273	47,264
Kemper Corp.	275	18,485
Markel Corp. *	25	21,646
Marsh & McLennan Cos., Inc.	10,025	975,733
Primerica, Inc.	658	68,373
RenaissanceRe Holdings Ltd.	372	54,316
The Progressive Corp.	4,296	332,081
The Travelers Cos., Inc.	924	93,518
		2,735,169

Materials 1.2%
Air Products & Chemicals, Inc.	707	159,485
AptarGroup, Inc.	572	61,250
Avery Dennison Corp.	1,746	192,741
Axalta Coating Systems Ltd. *	1,434	28,307
Ball Corp.	7,267	476,643
Berry Global Group, Inc. *	1,116	44,406
CF Industries Holdings, Inc.	526	14,465
Crown Holdings, Inc. *	1,676	107,951
Eagle Materials, Inc.	792	48,320
Ecolab, Inc.	5,677	1,098,500
Element Solutions, Inc. *	1,995	20,449
Martin Marietta Materials, Inc.	428	81,418
NewMarket Corp.	138	56,779
PPG Industries, Inc.	1,727	156,863
Royal Gold, Inc.	472	57,834
RPM International, Inc.	478	31,744
Sealed Air Corp.	270	7,719
Southern Copper Corp.	1,357	44,021
The Scotts Miracle-Gro Co.	882	109,394
The Sherwin-Williams Co.	1,867	1,001,403
Vulcan Materials Co.	2,714	306,601
W.R. Grace & Co.	1,275	60,218
		4,166,511

Media & Entertainment 11.7%
Activision Blizzard, Inc.	930	59,269
Alphabet, Inc., Class A *	6,742	9,079,451
Alphabet, Inc., Class C *	6,752	9,106,152
Altice USA, Inc., Class A *	6,789	176,310
Security	Number of Shares	Value ($)
AMC Networks, Inc., Class A *	940	22,419
Cable One, Inc.	99	189,373
Charter Communications, Inc., Class A *	1,989	985,013
Comcast Corp., Class A	47,734	1,796,231
Electronic Arts, Inc. *	5,809	663,736
Facebook, Inc., Class A *	53,813	11,016,059
Fox Corp., Class A	698	18,057
Fox Corp., Class B	388	9,917
IAC/InterActiveCorp *	976	218,117
Live Nation Entertainment, Inc. *	2,885	129,450
Madison Square Garden Entertainment Corp. *	38	3,143
Madison Square Garden Sports C *	38	6,510
Match Group, Inc. *(b)	1,239	95,354
Netflix, Inc. *	9,477	3,978,919
Nexstar Media Group, Inc., Class A	782	54,771
Omnicom Group, Inc.	2,609	148,791
Roku, Inc. *	1,921	232,883
Sinclair Broadcast Group, Inc., Class A	1,294	22,839
Sirius XM Holdings, Inc.	30,990	183,151
Spotify Technology S.A. *	2,935	444,858
Take-Two Interactive Software, Inc. *	1,179	142,718
The Interpublic Group of Cos., Inc.	740	12,565
The New York Times Co., Class A	695	22,601
TripAdvisor, Inc.	2,096	41,857
Twitter, Inc. *	17,195	493,153
ViacomCBS, Inc., Class B	6,836	117,989
World Wrestling Entertainment, Inc., Class A	971	43,180
Zynga, Inc., Class A *	4,250	32,045
		39,546,881

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	33,313	2,738,329
Adaptive Biotechnologies Corp. *	1,080	34,571
Agilent Technologies, Inc.	667	51,132
Agios Pharmaceuticals, Inc. *	140	5,760
Alexion Pharmaceuticals, Inc. *	3,627	389,794
Alnylam Pharmaceuticals, Inc. *	2,022	266,297
Amgen, Inc.	12,222	2,923,747
Avantor, Inc. *	5,100	85,731
Bio-Techne Corp.	852	191,700
Biogen, Inc. *	1,342	398,346
BioMarin Pharmaceutical, Inc. *	4,018	369,736
Bristol-Myers Squibb Co.	30,920	1,880,245
Bruker Corp.	2,290	90,043
Charles River Laboratories International, Inc. *	1,084	156,822
Eli Lilly & Co.	19,160	2,962,902
Exact Sciences Corp. *	3,145	248,392
Exelixis, Inc. *	2,778	68,603
Gilead Sciences, Inc.	4,142	347,928
Horizon Therapeutics plc *	497	17,912
Illumina, Inc. *	3,304	1,054,075
Incyte Corp. *	4,038	394,351
Ionis Pharmaceuticals, Inc. *	2,871	159,427
IQVIA Holdings, Inc. *	1,696	241,833
Jazz Pharmaceuticals plc *	1,093	120,503
Johnson & Johnson	9,041	1,356,512
Merck & Co., Inc.	54,401	4,316,175
Mettler-Toledo International, Inc. *	533	383,728
Moderna, Inc. *	4,517	207,737
Nektar Therapeutics *	556	10,675
Neurocrine Biosciences, Inc. *	2,048	200,991
PerkinElmer, Inc.	556	50,335
PPD, Inc. *	944	22,562
PRA Health Sciences, Inc. *	1,422	137,223
Regeneron Pharmaceuticals, Inc. *	381	200,360
Sage Therapeutics, Inc. *	1,126	43,891

58
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	1,582	186,486
Seattle Genetics, Inc. *	2,619	359,405
Thermo Fisher Scientific, Inc.	6,118	2,047,572
Vertex Pharmaceuticals, Inc. *	5,845	1,468,264
Waters Corp. *	1,434	268,158
Zoetis, Inc.	10,781	1,394,091
		27,852,344

Real Estate 2.3%
American Homes 4 Rent, Class A	2,490	60,109
American Tower Corp.	9,896	2,355,248
Americold Realty Trust	4,323	132,240
Brookfield Property REIT, Inc., Class A	1,351	13,233
CBRE Group, Inc., Class A *	2,766	118,744
Colony Capital, Inc.	369	852
CoreSite Realty Corp.	657	79,622
Crown Castle International Corp.	9,339	1,488,917
Equinix, Inc.	1,915	1,293,008
Equity LifeStyle Properties, Inc.	3,893	234,787
Extra Space Storage, Inc.	2,286	201,717
Iron Mountain, Inc.	751	18,159
Jones Lang LaSalle, Inc.	141	14,887
Lamar Advertising Co., Class A	1,908	109,996
Outfront Media, Inc.	427	6,700
Public Storage	2,524	468,076
SBA Communications Corp.	2,523	731,468
Simon Property Group, Inc.	6,129	409,233
Sun Communities, Inc.	487	65,453
The Howard Hughes Corp. *	262	14,190
UDR, Inc.	312	11,691
		7,828,330

Retailing 10.9%
Advance Auto Parts, Inc.	350	42,319
Amazon.com, Inc. *	9,420	23,305,080
AutoZone, Inc. *	534	544,851
Best Buy Co., Inc.	1,025	78,648
Booking Holdings, Inc. *	942	1,394,697
Burlington Stores, Inc. *	1,469	268,372
CarMax, Inc. *	1,734	127,709
Carvana Co. *	1,026	82,193
Dollar General Corp.	5,393	945,393
Dollar Tree, Inc. *	2,879	229,370
eBay, Inc.	17,003	677,230
Etsy, Inc. *	2,657	172,360
Expedia Group, Inc.	2,627	186,464
Five Below, Inc. *	1,225	110,446
Floor & Decor Holdings, Inc., Class A *	1,536	65,126
GrubHub, Inc. *	2,037	97,348
L Brands, Inc.	741	8,810
LKQ Corp. *	1,001	26,176
Lowe's Cos., Inc.	17,401	1,822,755
Nordstrom, Inc.	2,460	46,199
O'Reilly Automotive, Inc. *	1,677	647,892
Ollie's Bargain Outlet Holdings, Inc. *	1,173	79,658
Pool Corp.	864	182,874
Ross Stores, Inc.	7,969	728,048
Target Corp.	591	64,856
The Home Depot, Inc.	14,003	3,078,280
The TJX Cos., Inc.	27,347	1,341,370
Tractor Supply Co.	2,680	271,832
Ulta Beauty, Inc. *	1,234	268,913
Wayfair, Inc., Class A *	1,415	175,517
Williams-Sonoma, Inc.	300	18,552
		37,089,338

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	23,219	1,216,443
Analog Devices, Inc.	1,113	121,985
Applied Materials, Inc.	11,135	553,187
Broadcom, Inc.	8,702	2,363,637
Cree, Inc. *	190	8,195
Entegris, Inc.	3,014	163,449
KLA Corp.	3,529	579,074
Lam Research Corp.	2,852	728,059
Maxim Integrated Products, Inc.	2,285	125,629
Microchip Technology, Inc.	1,475	129,402
Monolithic Power Systems, Inc.	950	189,914
NVIDIA Corp.	13,146	3,842,313
QUALCOMM, Inc.	25,734	2,024,494
Skyworks Solutions, Inc.	200	20,776
Teradyne, Inc.	3,749	234,462
Texas Instruments, Inc.	21,127	2,452,211
Universal Display Corp.	963	144,566
Xilinx, Inc.	5,606	489,964
		15,387,760

Software & Services 24.5%
2U, Inc. *	460	10,925
Accenture plc, Class A	14,362	2,659,699
Adobe, Inc. *	10,845	3,835,226
Akamai Technologies, Inc. *	3,253	317,851
Alliance Data Systems Corp.	103	5,157
Alteryx, Inc., Class A *	1,013	114,651
Anaplan, Inc. *	1,946	79,514
ANSYS, Inc. *	1,881	492,502
Aspen Technology, Inc. *	1,531	156,545
Atlassian Corp. plc, Class A *	2,695	419,046
Autodesk, Inc. *	3,829	716,521
Automatic Data Processing, Inc.	9,804	1,438,149
Avalara, Inc. *	1,053	94,107
Bill.com Holdings, Inc. *	166	9,776
Black Knight, Inc. *	3,225	227,588
Booz Allen Hamilton Holding Corp.	3,062	224,873
Broadridge Financial Solutions, Inc.	2,557	296,612
Cadence Design Systems, Inc. *	6,259	507,793
CDK Global, Inc.	2,721	106,881
Ceridian HCM Holding, Inc. *	1,709	100,780
Citrix Systems, Inc.	2,335	338,598
Cognizant Technology Solutions Corp., Class A	972	56,395
Coupa Software, Inc. *	1,432	252,161
DocuSign, Inc. *	3,557	372,596
Dropbox, Inc., Class A *	4,719	99,193
Dynatrace, Inc. *	2,413	72,028
Elastic N.V. *	1,217	78,058
EPAM Systems, Inc. *	1,166	257,558
Euronet Worldwide, Inc. *	1,120	102,771
Fair Isaac Corp. *	634	223,764
Fidelity National Information Services, Inc.	8,411	1,109,327
FireEye, Inc. *	4,532	52,163
Fiserv, Inc. *	12,704	1,309,274
FleetCor Technologies, Inc. *	1,918	462,718
Fortinet, Inc. *	3,220	346,923
Gartner, Inc. *	1,962	233,105
Genpact Ltd.	4,225	145,467
Global Payments, Inc.	6,710	1,113,994
GoDaddy, Inc., Class A *	3,891	270,152
Guidewire Software, Inc. *	1,861	169,053
HubSpot, Inc. *	927	156,320
International Business Machines Corp.	12,092	1,518,272
Intuit, Inc.	5,607	1,512,825

59
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	1,523	249,087
Manhattan Associates, Inc. *	1,423	100,948
Mastercard, Inc., Class A	19,975	5,492,526
Medallia, Inc. *	1,289	27,688
Microsoft Corp.	170,371	30,532,187
MongoDB, Inc. *	957	155,158
New Relic, Inc. *	1,148	61,636
Nutanix, Inc., Class A *	3,921	80,341
Okta, Inc. *	2,357	356,614
Oracle Corp.	45,220	2,395,303
Pagerduty, Inc. *	964	20,350
Palo Alto Networks, Inc. *	2,132	418,959
Paychex, Inc.	7,221	494,783
Paycom Software, Inc. *	1,107	288,949
Paylocity Holding Corp. *	770	88,188
PayPal Holdings, Inc. *	26,473	3,256,179
Pegasystems, Inc.	854	71,411
Pluralsight, Inc., Class A *	1,451	23,854
Proofpoint, Inc. *	1,255	152,771
PTC, Inc. *	2,331	161,422
RealPage, Inc. *	1,768	114,018
RingCentral, Inc., Class A *	1,674	382,559
Sabre Corp.	960	6,979
salesforce.com, Inc. *	18,920	3,064,094
ServiceNow, Inc. *	4,196	1,475,062
Smartsheet, Inc., Class A *	1,950	102,804
SolarWinds Corp. *	340	5,773
Splunk, Inc. *	3,506	492,102
Square, Inc., Class A *	7,732	503,662
SS&C Technologies Holdings, Inc.	4,492	247,779
Switch, Inc., Class A	1,360	23,351
Synopsys, Inc. *	3,353	526,823
Teradata Corp. *	2,483	61,057
The Trade Desk, Inc., Class A *	882	258,056
The Western Union Co.	2,107	40,181
Twilio, Inc., Class A *	2,758	309,723
Tyler Technologies, Inc. *	862	276,435
VeriSign, Inc. *	1,602	335,603
Visa, Inc., Class A	38,606	6,899,664
VMware, Inc., Class A *	1,729	227,398
WEX, Inc. *	962	127,292
Workday, Inc., Class A *	3,725	573,278
Zendesk, Inc. *	2,509	192,892
Zscaler, Inc. *	1,548	103,840
		82,845,690

Technology Hardware & Equipment 10.3%
Amphenol Corp., Class A	6,562	579,162
Apple, Inc.	92,858	27,281,680
Arista Networks, Inc. *	1,334	292,546
CDW Corp.	3,205	355,114
Cisco Systems, Inc.	96,549	4,091,747
Cognex Corp.	3,688	203,725
Corning, Inc.	5,351	117,775
Dell Technologies, Inc., Class C *	2,468	105,359
Dolby Laboratories, Inc., Class A	192	11,526
F5 Networks, Inc. *	1,267	176,442
FLIR Systems, Inc.	259	11,240
HP, Inc.	1,727	26,786
IPG Photonics Corp. *	56	7,242
Jabil, Inc.	679	19,311
Keysight Technologies, Inc. *	4,222	408,563
Motorola Solutions, Inc.	2,847	409,427
National Instruments Corp.	171	6,570
NCR Corp. *	2,892	59,344
NetApp, Inc.	5,166	226,116
Pure Storage, Inc., Class A *	5,322	76,637
Security	Number of Shares	Value ($)
Trimble, Inc. *	960	33,245
Ubiquiti, Inc.	191	30,948
Zebra Technologies Corp., Class A *	1,203	276,281
		34,806,786

Telecommunication Services 0.1%
T-Mobile US, Inc. *	3,676	322,753

Transportation 1.7%
Alaska Air Group, Inc.	1,248	40,585
American Airlines Group, Inc.	817	9,812
C.H. Robinson Worldwide, Inc.	2,314	164,063
CSX Corp.	5,987	396,519
Delta Air Lines, Inc.	2,588	67,055
Expeditors International of Washington, Inc.	2,726	195,195
JB Hunt Transport Services, Inc.	586	59,256
JetBlue Airways Corp. *	600	5,844
Landstar System, Inc.	796	82,235
Lyft, Inc., Class A *	491	16,120
Norfolk Southern Corp.	774	132,431
Old Dominion Freight Line, Inc.	917	133,231
Southwest Airlines Co.	6,243	195,094
Uber Technologies, Inc. *	2,303	69,712
Union Pacific Corp.	15,647	2,500,234
United Airlines Holdings, Inc. *	1,324	39,164
United Parcel Service, Inc., Class B	15,733	1,489,286
XPO Logistics, Inc. *	1,210	80,755
		5,676,591
Total Common Stock
(Cost $290,242,680)		335,919,377

Other Investment Companies 0.4% of net assets

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	3,900	673,842

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (c)	595,291	595,291

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	89,345	89,345
Total Other Investment Companies
(Cost $1,313,044)		1,358,478

60
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index,e-mini, expires 06/19/20	20	1,736,500	39,622
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	1,868
Net Unrealized Appreciation			41,490
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $84,656.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
61
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 0.8%
Aptiv plc	5,278	367,085
BorgWarner, Inc.	4,531	129,451
Ford Motor Co.	85,998	437,730
General Motors Co.	27,294	608,383
Gentex Corp.	5,563	134,847
Harley-Davidson, Inc.	3,369	73,545
Lear Corp.	1,340	130,851
The Goodyear Tire & Rubber Co.	5,100	36,567
Thor Industries, Inc.	1,162	76,924
		1,995,383

Banks 8.9%
Associated Banc-Corp.	3,390	47,935
Bank of America Corp.	175,908	4,230,587
Bank of Hawaii Corp.	871	59,385
Bank OZK	2,666	60,305
BankUnited, Inc.	2,058	40,769
BOK Financial Corp.	701	36,305
CIT Group, Inc.	1,906	36,176
Citigroup, Inc.	46,499	2,257,991
Citizens Financial Group, Inc.	9,545	213,713
Comerica, Inc.	2,909	101,408
Commerce Bancshares, Inc.	2,229	136,393
Cullen/Frost Bankers, Inc.	1,240	89,106
East West Bancorp, Inc.	3,186	111,733
F.N.B. Corp.	7,107	57,496
Fifth Third Bancorp	15,575	291,097
First Citizens BancShares, Inc., Class A	154	58,828
First Hawaiian, Inc.	2,879	50,642
First Horizon National Corp.	6,755	61,335
First Republic Bank	3,059	319,023
Huntington Bancshares, Inc.	22,288	205,941
JPMorgan Chase & Co.	68,625	6,571,530
KeyCorp	21,538	250,918
M&T Bank Corp.	2,862	320,773
MGIC Investment Corp.	7,619	55,695
New York Community Bancorp, Inc.	9,952	108,079
PacWest Bancorp	2,586	52,341
People's United Financial, Inc.	9,676	122,788
Pinnacle Financial Partners, Inc.	1,645	66,211
Popular, Inc.	2,069	79,843
Prosperity Bancshares, Inc.	1,782	106,795
Regions Financial Corp.	21,194	227,835
Signature Bank	590	63,236
Sterling Bancorp	4,298	52,994
SVB Financial Group *	1,056	203,988
Synovus Financial Corp.	2,843	59,731
TCF Financial Corp.	3,321	98,600
Texas Capital Bancshares, Inc. *	1,101	30,586
TFS Financial Corp.	1,069	14,592
The PNC Financial Services Group, Inc.	9,514	1,014,858
Truist Financial Corp.	29,441	1,098,738
U.S. Bancorp	30,645	1,118,542
Umpqua Holdings Corp.	4,834	60,546
Webster Financial Corp.	2,006	56,670
Security	Number of Shares	Value ($)
Wells Fargo & Co.	81,978	2,381,461
Western Alliance Bancorp	1,865	66,916
Wintrust Financial Corp.	1,258	52,710
Zions Bancorp NA	3,574	112,974
		22,916,118

Capital Goods 6.8%
3M Co.	2,893	439,505
A.O. Smith Corp.	2,492	105,611
Acuity Brands, Inc.	640	55,418
AECOM *	3,297	119,549
AGCO Corp.	1,373	72,549
Air Lease Corp.	2,151	56,249
Allegion plc	502	50,471
AMETEK, Inc.	1,024	85,883
BWX Technologies, Inc.	534	28,334
Carlisle Cos., Inc.	162	19,595
Carrier Global Corp. *	17,846	316,053
Caterpillar, Inc.	10,873	1,265,400
Colfax Corp. *	2,036	52,508
Crane Co.	1,101	59,949
Cummins, Inc.	3,225	527,287
Curtiss-Wright Corp.	934	96,809
Deere & Co.	5,540	803,632
Dover Corp.	1,789	167,540
Eaton Corp. plc	9,077	757,929
Emerson Electric Co.	12,298	701,355
Fastenal Co.	1,194	43,247
Flowserve Corp.	2,257	63,580
Fluor Corp.	3,068	35,896
Fortive Corp.	5,037	322,368
Fortune Brands Home & Security, Inc.	2,085	100,497
Gates Industrial Corp. plc *	1,007	8,650
General Dynamics Corp.	5,231	683,273
General Electric Co.	190,391	1,294,659
GrafTech International Ltd.	1,252	10,166
HD Supply Holdings, Inc. *	3,558	105,601
Hexcel Corp.	137	4,739
Honeywell International, Inc.	8,102	1,149,674
Howmet Aerospace, Inc.	8,451	110,455
Hubbell, Inc.	535	66,570
Huntington Ingalls Industries, Inc.	181	34,645
IDEX Corp.	830	127,513
Ingersoll Rand, Inc. *	3,168	92,125
ITT, Inc.	1,926	101,539
Jacobs Engineering Group, Inc.	2,821	233,438
Johnson Controls International plc	16,806	489,223
L3Harris Technologies, Inc.	2,413	467,398
Lennox International, Inc.	67	12,508
Lincoln Electric Holdings, Inc.	67	5,394
Masco Corp.	6,081	249,564
MSC Industrial Direct Co., Inc., Class A	958	57,135
Nordson Corp.	113	18,183
nVent Electric plc	3,325	62,011
Oshkosh Corp.	1,492	100,755
Otis Worldwide Corp. *	8,923	454,270
Owens Corning	2,358	102,243
PACCAR, Inc.	7,455	516,110
Parker-Hannifin Corp.	2,813	444,791

62
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pentair plc	3,675	127,118
Quanta Services, Inc.	2,395	87,082
Raytheon Technologies Corp.	23,290	1,509,425
Regal Beloit Corp.	894	63,483
Resideo Technologies, Inc. *	2,699	13,846
Roper Technologies, Inc.	1,902	648,639
Sensata Technologies Holding plc *	1,987	72,287
Snap-on, Inc.	1,193	155,436
Spirit AeroSystems Holdings, Inc., Class A	208	4,609
Stanley Black & Decker, Inc.	3,329	366,856
Teledyne Technologies, Inc. *	786	255,977
Textron, Inc.	5,058	133,329
The Timken Co.	1,458	54,792
Trane Technologies plc	309	27,013
TransDigm Group, Inc.	212	76,973
Trinity Industries, Inc.	2,208	42,592
United Rentals, Inc. *	475	61,037
Univar Solutions, Inc. *	3,719	54,000
Valmont Industries, Inc.	466	54,634
WABCO Holdings, Inc. *	182	24,457
Watsco, Inc.	712	114,625
WESCO International, Inc. *	913	23,619
Westinghouse Air Brake Technologies Corp.	2,844	160,458
Woodward, Inc.	219	13,263
		17,495,396

Commercial & Professional Services 0.5%
ADT, Inc.	2,488	14,256
Clean Harbors, Inc. *	1,131	60,429
CoreLogic, Inc.	1,642	63,086
Equifax, Inc.	404	56,116
IAA, Inc. *	256	9,882
IHS Markit Ltd.	3,176	213,745
KAR Auction Services, Inc.	272	4,074
ManpowerGroup, Inc.	1,289	95,695
Nielsen Holdings plc	6,831	100,621
Republic Services, Inc.	4,382	343,286
Stericycle, Inc. *	1,959	95,599
Waste Management, Inc.	2,036	203,641
		1,260,430

Consumer Durables & Apparel 0.8%
Brunswick Corp.	1,778	84,846
Capri Holdings Ltd. *	1,829	27,892
Carter's, Inc.	528	41,290
Columbia Sportswear Co.	226	16,473
D.R. Horton, Inc.	7,378	348,389
Garmin Ltd.	3,187	258,657
Hanesbrands, Inc.	1,768	17,574
Leggett & Platt, Inc.	2,877	101,069
Lennar Corp., B Shares	182	6,943
Lennar Corp., Class A	3,568	178,650
Mattel, Inc. *	2,344	20,440
Mohawk Industries, Inc. *	1,294	113,510
Newell Brands, Inc.	8,335	115,690
Polaris, Inc.	131	9,292
PulteGroup, Inc.	5,535	156,474
PVH Corp.	1,591	78,325
Ralph Lauren Corp.	1,060	78,207
Skechers U.S.A., Inc., Class A *	1,842	51,907
Tapestry, Inc.	6,070	90,322
Toll Brothers, Inc.	2,658	63,845
Under Armour, Inc., Class A *	1,421	14,807
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	1,459	13,525
Whirlpool Corp.	1,360	151,966
		2,040,093

Consumer Services 1.8%
Aramark	5,502	150,260
Caesars Entertainment Corp. *	12,642	122,122
Carnival Corp. (a)	9,786	155,597
Choice Hotels International, Inc.	417	31,296
Dunkin' Brands Group, Inc.	126	7,918
Extended Stay America, Inc.	3,997	43,447
frontdoor, Inc. *	1,863	72,117
Graham Holdings Co., Class B	92	35,881
Grand Canyon Education, Inc. *	945	81,289
H&R Block, Inc.	3,642	60,639
Hilton Grand Vacations, Inc. *	1,621	33,393
Hyatt Hotels Corp., Class A	793	44,614
International Game Technology plc	2,153	16,234
Las Vegas Sands Corp.	3,854	185,069
McDonald's Corp.	13,912	2,609,335
MGM Resorts International	9,799	164,917
Norwegian Cruise Line Holdings Ltd. *	3,711	60,860
Royal Caribbean Cruises Ltd.	3,768	176,229
Service Corp. International	2,491	91,519
ServiceMaster Global Holdings, Inc. *	2,520	85,806
Six Flags Entertainment Corp.	1,583	31,676
Vail Resorts, Inc.	94	16,074
Wyndham Destinations, Inc.	1,965	50,245
Wyndham Hotels & Resorts, Inc.	1,423	53,661
Wynn Resorts Ltd.	369	31,561
Yum China Holdings, Inc.	1,535	74,386
Yum! Brands, Inc.	738	63,785
		4,549,930

Diversified Financials 8.0%
Affiliated Managers Group, Inc.	1,076	75,277
AGNC Investment Corp.	11,880	147,550
Ally Financial, Inc.	8,231	134,906
American Express Co.	6,438	587,467
Ameriprise Financial, Inc.	2,398	275,626
Annaly Capital Management, Inc.	31,394	196,212
Berkshire Hathaway, Inc., Class B *	43,047	8,065,286
BGC Partners, Inc., Class A	6,567	20,325
BlackRock, Inc.	2,606	1,308,316
Capital One Financial Corp.	9,994	647,211
Cboe Global Markets, Inc.	1,832	182,064
Chimera Investment Corp.	4,089	31,771
CME Group, Inc.	7,789	1,388,078
Credit Acceptance Corp. *	26	8,101
Discover Financial Services	4,415	189,713
E*TRADE Financial Corp.	3,996	162,278
Eaton Vance Corp.	2,340	85,878
Equitable Holdings, Inc.	9,105	166,804
Evercore, Inc., Class A	547	28,225
Franklin Resources, Inc.	6,070	114,359
Interactive Brokers Group, Inc., Class A	1,195	48,995
Intercontinental Exchange, Inc.	7,275	650,749
Invesco Ltd.	8,374	72,184
Janus Henderson Group plc	3,456	61,862
Jefferies Financial Group, Inc.	5,520	75,734
Lazard Ltd., Class A	1,404	38,610
Legg Mason, Inc.	1,883	93,830
MFA Financial, Inc.	9,853	17,243
Morgan Stanley	25,605	1,009,605
Nasdaq, Inc.	2,518	276,149
Navient Corp.	4,266	32,507

63
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
New Residential Investment Corp.	9,106	55,456
Northern Trust Corp.	4,237	335,401
OneMain Holdings, Inc.	1,431	34,644
Raymond James Financial, Inc.	2,095	138,102
Santander Consumer USA Holdings, Inc.	2,250	35,077
SEI Investments Co.	1,466	74,707
SLM Corp.	9,260	77,228
Starwood Property Trust, Inc.	5,983	77,420
State Street Corp.	7,842	494,360
Synchrony Financial	9,821	194,358
T. Rowe Price Group, Inc.	3,603	416,615
TD Ameritrade Holding Corp.	758	29,767
The Bank of New York Mellon Corp.	17,624	661,605
The Charles Schwab Corp. (b)	10,069	379,803
The Goldman Sachs Group, Inc.	7,009	1,285,591
Two Harbors Investment Corp.	5,954	27,210
Virtu Financial, Inc., Class A	635	14,840
Voya Financial, Inc.	2,750	124,217
		20,649,316

Energy 6.4%
Antero Midstream Corp.	5,309	25,218
Antero Resources Corp. *	5,370	16,003
Apache Corp.	8,255	107,975
Apergy Corp. *	1,695	15,611
Baker Hughes Co.	14,292	199,373
Cabot Oil & Gas Corp.	3,291	71,151
Centennial Resource Development, Inc., Class A *	4,698	5,544
Cheniere Energy, Inc. *	2,151	100,430
Chesapeake Energy Corp. *(a)	165	2,887
Chevron Corp.	41,951	3,859,492
Cimarex Energy Co.	2,195	55,797
Concho Resources, Inc.	4,368	247,753
ConocoPhillips	23,889	1,005,727
Continental Resources, Inc.	1,879	30,797
Devon Energy Corp.	8,410	104,873
Diamondback Energy, Inc.	2,785	121,259
EOG Resources, Inc.	12,762	606,323
EQT Corp.	5,582	81,441
Equitrans Midstream Corp.	4,017	33,662
Exxon Mobil Corp.	93,151	4,328,727
Halliburton Co.	19,132	200,886
Helmerich & Payne, Inc.	2,341	46,282
Hess Corp.	5,904	287,171
HollyFrontier Corp.	3,280	108,371
Kinder Morgan, Inc.	42,906	653,458
Kosmos Energy Ltd.	7,936	13,094
Marathon Oil Corp.	17,615	107,804
Marathon Petroleum Corp.	14,150	453,932
Murphy Oil Corp.	3,187	37,798
National Oilwell Varco, Inc.	8,471	107,073
Noble Energy, Inc.	10,407	102,093
Occidental Petroleum Corp.	19,690	326,854
ONEOK, Inc.	6,154	184,189
Parsley Energy, Inc., Class A	2,758	26,063
Patterson-UTI Energy, Inc.	4,140	15,277
PBF Energy, Inc., Class A	2,617	29,834
Phillips 66	9,701	709,822
Pioneer Natural Resources Co.	2,077	185,497
Range Resources Corp.	4,552	26,538
Schlumberger Ltd.	30,465	512,421
Targa Resources Corp.	5,023	65,098
The Williams Cos., Inc.	26,672	516,637
Transocean Ltd. *	12,694	16,248
Security	Number of Shares	Value ($)
Valero Energy Corp.	9,016	571,164
WPX Energy, Inc. *	9,081	55,667
		16,379,314

Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	601	90,998
Grocery Outlet Holding Corp. *	1,257	41,820
Sprouts Farmers Market, Inc. *	1,362	28,302
The Kroger Co.	17,464	552,037
U.S. Foods Holding Corp. *	4,792	103,028
Walgreens Boots Alliance, Inc.	16,573	717,445
Walmart, Inc.	30,578	3,716,756
		5,250,386

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	21,078	827,312
Archer-Daniels-Midland Co.	12,241	454,631
Beyond Meat, Inc. *	1,041	103,049
Brown-Forman Corp., Class A	56	3,176
Brown-Forman Corp., Class B	258	16,048
Bunge Ltd.	3,023	119,922
Campbell Soup Co.	1,587	79,318
ConAgra Brands, Inc.	10,598	354,397
Constellation Brands, Inc., Class A	3,485	573,945
Flowers Foods, Inc.	4,276	95,269
General Mills, Inc.	13,308	797,016
Hormel Foods Corp.	6,105	286,019
Ingredion, Inc.	1,466	119,039
Kellogg Co.	3,338	218,639
Keurig Dr Pepper, Inc.	5,200	137,592
Lamb Weston Holdings, Inc.	2,379	145,975
McCormick & Co., Inc. - Non Voting Shares	952	149,312
Molson Coors Beverage Co., Class B	3,823	156,781
Mondelez International, Inc., Class A	31,272	1,608,632
PepsiCo, Inc.	4,932	652,454
Philip Morris International, Inc.	34,199	2,551,245
Pilgrim's Pride Corp. *	755	16,610
Post Holdings, Inc. *	790	72,562
Seaboard Corp.	6	18,067
The Coca-Cola Co.	26,826	1,231,045
The Hain Celestial Group, Inc. *	1,824	47,132
The Hershey Co.	403	53,369
The JM Smucker Co.	2,413	277,278
The Kraft Heinz Co.	13,719	416,097
TreeHouse Foods, Inc. *	1,012	52,351
Tyson Foods, Inc., Class A	6,324	393,290
		12,027,572

Health Care Equipment & Services 6.8%
Abbott Laboratories	21,486	1,978,646
Acadia Healthcare Co., Inc. *	1,907	45,787
Anthem, Inc.	3,951	1,109,164
Baxter International, Inc.	5,623	499,210
Becton, Dickinson & Co.	5,389	1,360,884
Cantel Medical Corp.	358	13,246
Cardinal Health, Inc.	6,427	318,008
Centene Corp. *	1,830	121,841
Change Healthcare, Inc. *	2,395	27,878
Cigna Corp. *	5,595	1,095,389
Covetrus, Inc. *	2,127	25,290
CVS Health Corp.	28,561	1,757,930
Danaher Corp.	12,838	2,098,500
DaVita, Inc. *	1,913	151,146
DENTSPLY SIRONA, Inc.	4,898	207,871
Encompass Health Corp.	1,062	70,358

64
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Envista Holdings Corp. *	1,118	21,767
HCA Healthcare, Inc.	2,381	261,624
Henry Schein, Inc. *	2,806	153,095
Hill-Rom Holdings, Inc.	709	79,755
Hologic, Inc. *	1,127	56,463
Humana, Inc.	1,661	634,203
ICU Medical, Inc. *	293	64,258
Integra LifeSciences Holdings Corp. *	1,555	79,383
Laboratory Corp. of America Holdings *	1,998	328,571
McKesson Corp.	3,159	446,209
MEDNAX, Inc. *	1,793	26,034
Medtronic plc	29,531	2,883,112
Molina Healthcare, Inc. *	295	48,371
Premier, Inc., Class A *	1,351	44,799
Quest Diagnostics, Inc.	2,919	321,411
Steris plc	1,734	247,095
The Cooper Cos., Inc.	924	264,911
Universal Health Services, Inc., Class B	1,719	181,681
West Pharmaceutical Services, Inc.	390	73,811
Zimmer Biomet Holdings, Inc.	4,508	539,608
		17,637,309

Household & Personal Products 3.3%
Colgate-Palmolive Co.	18,492	1,299,433
Coty, Inc., Class A	6,415	34,962
Energizer Holdings, Inc.	1,378	53,687
Herbalife Nutrition Ltd. *	1,854	69,247
Kimberly-Clark Corp.	7,509	1,039,846
Nu Skin Enterprises, Inc., Class A	1,205	35,198
Reynolds Consumer Products, Inc.	616	19,977
Spectrum Brands Holdings, Inc.	992	42,716
The Clorox Co.	512	95,457
The Procter & Gamble Co.	50,445	5,945,952
		8,636,475

Insurance 3.8%
Aflac, Inc.	15,972	594,797
Alleghany Corp.	275	146,770
American Financial Group, Inc.	1,617	107,110
American International Group, Inc.	19,141	486,756
American National Insurance Co.	162	13,041
Arch Capital Group Ltd. *	7,274	174,794
Arthur J. Gallagher & Co.	3,234	253,869
Assurant, Inc.	1,329	141,193
Assured Guaranty Ltd.	2,046	60,828
Athene Holding Ltd., Class A *	1,806	48,762
Axis Capital Holdings Ltd.	1,632	59,731
Brighthouse Financial, Inc. *	2,329	59,879
Brown & Brown, Inc.	4,876	175,097
Chubb Ltd.	9,913	1,070,703
Cincinnati Financial Corp.	3,344	220,035
CNA Financial Corp.	619	19,548
Erie Indemnity Co., Class A	182	32,407
Everest Re Group Ltd.	614	106,302
Fidelity National Financial, Inc.	5,803	156,971
First American Financial Corp.	2,396	110,504
Globe Life, Inc.	2,344	193,005
Kemper Corp.	1,124	75,555
Lincoln National Corp.	4,383	155,465
Loews Corp.	5,442	188,620
Markel Corp. *	273	236,374
Marsh & McLennan Cos., Inc.	1,361	132,466
Mercury General Corp.	600	24,576
MetLife, Inc.	17,106	617,184
Old Republic International Corp.	6,189	98,715
Primerica, Inc.	251	26,081
Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	5,985	217,914
Prudential Financial, Inc.	8,723	544,053
Reinsurance Group of America, Inc.	1,373	143,726
RenaissanceRe Holdings Ltd.	592	86,438
The Allstate Corp.	6,998	711,837
The Hanover Insurance Group, Inc.	841	84,420
The Hartford Financial Services Group, Inc.	7,916	300,729
The Progressive Corp.	8,628	666,944
The Travelers Cos., Inc.	4,695	475,181
Unum Group	4,453	77,705
W.R. Berkley Corp.	3,158	170,532
White Mountains Insurance Group Ltd.	68	66,164
Willis Towers Watson plc	2,835	505,452
		9,838,233

Materials 4.3%
Air Products & Chemicals, Inc.	4,153	936,834
Albemarle Corp.	2,310	141,903
Alcoa Corp. *	4,076	33,219
AptarGroup, Inc.	842	90,161
Arconic Corp. *	2,112	18,417
Ardagh Group S.A.	421	5,237
Ashland Global Holdings, Inc.	1,215	74,953
Avery Dennison Corp.	119	13,136
Axalta Coating Systems Ltd. *	3,136	61,905
Berry Global Group, Inc. *	1,782	70,906
Cabot Corp.	1,236	41,888
Celanese Corp.	2,619	217,560
CF Industries Holdings, Inc.	4,315	118,662
Corteva, Inc. *	16,490	431,873
Crown Holdings, Inc. *	1,209	77,872
Domtar Corp.	1,249	29,177
Dow, Inc. *	16,472	604,358
DuPont de Nemours, Inc.	16,314	767,084
Eagle Materials, Inc.	157	9,579
Eastman Chemical Co.	3,003	181,712
Element Solutions, Inc. *	2,982	30,565
FMC Corp.	2,841	261,088
Freeport-McMoRan, Inc.	31,835	281,103
Graphic Packaging Holding Co.	6,346	84,719
Huntsman Corp.	4,738	79,646
International Flavors & Fragrances, Inc.	2,345	307,265
International Paper Co.	8,630	295,577
Linde plc	11,818	2,174,394
LyondellBasell Industries N.V., Class A	5,846	338,776
Martin Marietta Materials, Inc.	950	180,718
NewMarket Corp.	13	5,349
Newmont Corp.	17,973	1,069,034
Nucor Corp.	6,697	275,849
O-I Glass, Inc.	3,397	27,991
Olin Corp.	3,455	46,124
Packaging Corp. of America	2,055	198,616
PPG Industries, Inc.	3,500	317,905
Reliance Steel & Aluminum Co.	1,430	128,099
Royal Gold, Inc.	979	119,957
RPM International, Inc.	2,336	155,134
Sealed Air Corp.	3,163	90,430
Silgan Holdings, Inc.	1,706	58,857
Sonoco Products Co.	2,178	106,374
Southern Copper Corp.	502	16,285
Steel Dynamics, Inc.	4,521	109,725
The Chemours Co.	3,587	42,076
The Mosaic Co.	7,587	87,326
United States Steel Corp. (a)	3,717	28,547
Valvoline, Inc.	4,137	71,115
Vulcan Materials Co.	234	26,435

65
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Westlake Chemical Corp.	775	33,674
WestRock Co.	5,589	179,910
		11,155,099

Media & Entertainment 4.1%
Activision Blizzard, Inc.	15,763	1,004,576
Charter Communications, Inc., Class A *	1,360	673,513
Cinemark Holdings, Inc.	2,346	33,501
Comcast Corp., Class A	52,528	1,976,629
Discovery, Inc., Class A *	3,428	76,856
Discovery, Inc., Class C *	7,416	151,360
DISH Network Corp., Class A *	5,707	142,761
Electronic Arts, Inc. *	608	69,470
Fox Corp., Class A	6,777	175,321
Fox Corp., Class B	3,179	81,255
IAC/InterActiveCorp *	684	152,860
John Wiley & Sons, Inc., Class A	957	35,935
Liberty Broadband Corp., Class A *	540	64,811
Liberty Broadband Corp., Class C *	2,315	284,004
Liberty Media Corp. - Liberty Formula One, Class A *	556	16,819
Liberty Media Corp. - Liberty Formula One, Class C *	4,336	139,576
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,853	62,465
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,388	115,429
Lions Gate Entertainment Corp., Class A *	1,122	8,011
Lions Gate Entertainment Corp., Class B *	2,517	16,814
Madison Square Garden Entertainment Corp. *	374	30,930
Madison Square Garden Sports C *	374	64,074
News Corp., Class A	8,447	83,710
News Corp., Class B	2,657	27,154
Nexstar Media Group, Inc., Class A	222	15,549
Omnicom Group, Inc.	2,217	126,435
Sinclair Broadcast Group, Inc., Class A	65	1,147
Take-Two Interactive Software, Inc. *	1,324	160,270
The Interpublic Group of Cos., Inc.	7,680	130,406
The New York Times Co., Class A	2,887	93,885
The Walt Disney Co.	38,418	4,154,907
TripAdvisor, Inc.	244	4,873
ViacomCBS, Inc., Class B	5,503	94,982
Zillow Group, Inc., Class A *	1,229	53,511
Zillow Group, Inc., Class C *	2,760	121,330
Zynga, Inc., Class A *	14,723	111,011
		10,556,140

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Adaptive Biotechnologies Corp. *	425	13,604
Agilent Technologies, Inc.	6,161	472,302
Agios Pharmaceuticals, Inc. *	1,178	48,463
Alexion Pharmaceuticals, Inc. *	1,137	122,194
Alkermes plc *	3,423	46,929
Allergan plc	7,215	1,351,658
Alnylam Pharmaceuticals, Inc. *	385	50,705
Amgen, Inc.	1,038	248,310
Avantor, Inc. *	2,004	33,687
Bio-Rad Laboratories, Inc., Class A *	466	205,087
Biogen, Inc. *	2,510	745,043
Bluebird Bio, Inc. *	1,209	65,141
Bristol-Myers Squibb Co.	21,251	1,292,273
Catalent, Inc. *	3,369	232,966
Elanco Animal Health, Inc. *	8,708	215,175
Exelixis, Inc. *	3,874	95,669
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	24,024	2,018,016
Horizon Therapeutics plc *	3,613	130,213
IQVIA Holdings, Inc. *	2,224	317,120
Jazz Pharmaceuticals plc *	136	14,994
Johnson & Johnson	49,630	7,446,485
Merck & Co., Inc.	2,915	231,276
Moderna, Inc. *	480	22,075
Mylan N.V. *	11,300	189,501
Nektar Therapeutics *	3,121	59,923
PerkinElmer, Inc.	1,889	171,011
Perrigo Co., plc	2,770	147,641
Pfizer, Inc.	122,426	4,696,261
PPD, Inc. *	614	14,675
QIAGEN N.V. *	4,859	202,572
Regeneron Pharmaceuticals, Inc. *	1,427	750,431
Thermo Fisher Scientific, Inc.	2,799	936,769
United Therapeutics Corp. *	948	103,863
		22,692,032

Real Estate 4.9%
Alexandria Real Estate Equities, Inc.	2,664	418,488
American Campus Communities, Inc.	3,001	105,905
American Homes 4 Rent, Class A	3,222	77,779
Apartment Investment & Management Co., Class A	3,243	122,164
Apple Hospitality REIT, Inc.	4,609	44,615
AvalonBay Communities, Inc.	3,060	498,627
Boston Properties, Inc.	3,397	330,120
Brandywine Realty Trust	3,823	42,665
Brixmor Property Group, Inc.	6,515	74,597
Camden Property Trust	2,050	180,543
CBRE Group, Inc., Class A *	4,640	199,195
Colony Capital, Inc.	9,907	22,885
Columbia Property Trust, Inc.	2,519	35,997
CoreSite Realty Corp.	181	21,935
Corporate Office Properties Trust	2,458	64,940
Cousins Properties, Inc.	3,196	96,423
CubeSmart	4,217	106,268
CyrusOne, Inc.	2,457	172,359
Digital Realty Trust, Inc.	5,736	857,475
Douglas Emmett, Inc.	3,641	111,014
Duke Realty Corp.	8,073	280,133
Empire State Realty Trust, Inc., Class A	3,279	27,412
EPR Properties	1,709	50,279
Equity Commonwealth	2,642	89,696
Equity Residential	8,039	523,017
Essex Property Trust, Inc.	1,438	351,016
Extra Space Storage, Inc.	524	46,238
Federal Realty Investment Trust	1,639	136,480
Gaming & Leisure Properties, Inc.	4,442	125,442
Healthcare Trust of America, Inc., Class A	4,720	116,254
Healthpeak Properties, Inc.	11,119	290,651
Highwoods Properties, Inc.	2,240	86,934
Host Hotels & Resorts, Inc.	15,615	192,221
Hudson Pacific Properties, Inc.	3,334	81,950
Invitation Homes, Inc.	11,741	277,675
Iron Mountain, Inc.	5,557	134,368
JBG SMITH Properties	2,682	91,054
Jones Lang LaSalle, Inc.	1,001	105,686
Kilroy Realty Corp.	2,282	142,077
Kimco Realty Corp.	9,068	98,932
Life Storage, Inc.	1,019	89,254
Medical Properties Trust, Inc.	11,270	193,168
Mid-America Apartment Communities, Inc.	2,495	279,240
National Retail Properties, Inc.	3,754	122,531
Omega Healthcare Investors, Inc.	4,956	144,467
Outfront Media, Inc.	2,649	41,563

66
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Paramount Group, Inc.	4,283	41,331
Park Hotels & Resorts, Inc.	5,235	49,785
Prologis, Inc.	16,114	1,437,852
Public Storage	791	146,691
Rayonier, Inc.	2,842	68,293
Realty Income Corp.	7,164	393,447
Regency Centers Corp.	3,652	160,359
Retail Properties of America, Inc., Class A	4,673	28,973
Service Properties Trust	3,573	24,761
Simon Property Group, Inc.	770	51,413
SITE Centers Corp.	3,290	19,937
SL Green Realty Corp.	1,733	91,936
Spirit Realty Capital, Inc.	2,176	66,934
STORE Capital Corp.	4,703	94,389
Sun Communities, Inc.	1,511	203,078
Taubman Centers, Inc.	1,282	55,254
The Howard Hughes Corp. *	605	32,767
The Macerich Co.	3,100	23,157
UDR, Inc.	6,035	226,131
Ventas, Inc.	8,183	264,720
VEREIT, Inc.	23,462	128,572
VICI Properties, Inc.	10,140	176,639
Vornado Realty Trust	3,796	166,341
Weingarten Realty Investors	2,655	48,294
Welltower, Inc.	9,025	462,351
Weyerhaeuser Co.	16,367	357,946
WP Carey, Inc.	3,754	246,938
		12,770,021

Retailing 2.1%
Advance Auto Parts, Inc.	1,108	133,968
AutoNation, Inc. *	1,181	43,980
Best Buy Co., Inc.	3,865	296,562
CarMax, Inc. *	1,902	140,082
Dick's Sporting Goods, Inc.	1,350	39,677
Dollar General Corp.	336	58,901
Dollar Tree, Inc. *	2,372	188,977
Expedia Group, Inc.	388	27,540
Foot Locker, Inc.	2,282	58,488
Genuine Parts Co.	3,089	244,896
Kohl's Corp.	3,430	63,318
L Brands, Inc.	4,219	50,164
LKQ Corp. *	5,788	151,356
Macy's, Inc.	6,783	39,748
Penske Automotive Group, Inc.	741	26,661
Qurate Retail, Inc. Class A *	8,405	67,702
Target Corp.	10,206	1,120,007
The Gap, Inc.	4,690	38,083
The Home Depot, Inc.	10,316	2,267,766
Tiffany & Co.	2,652	335,478
Urban Outfitters, Inc. *	1,507	26,131
Williams-Sonoma, Inc.	1,382	85,463
		5,504,948

Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	6,995	766,652
Applied Materials, Inc.	9,412	467,588
Cree, Inc. *	2,184	94,196
First Solar, Inc. *	1,808	79,570
Intel Corp.	94,191	5,649,576
Lam Research Corp.	387	98,793
Marvell Technology Group Ltd.	14,576	389,762
Maxim Integrated Products, Inc.	3,679	202,271
Microchip Technology, Inc.	3,713	325,742
Micron Technology, Inc. *	24,329	1,165,116
MKS Instruments, Inc.	1,185	118,773
Security	Number of Shares	Value ($)
ON Semiconductor Corp. *	8,956	143,699
Qorvo, Inc. *	2,548	249,781
Skyworks Solutions, Inc.	3,551	368,878
		10,120,397

Software & Services 1.7%
2U, Inc. *	772	18,335
Akamai Technologies, Inc. *	299	29,215
Alliance Data Systems Corp.	790	39,555
Amdocs Ltd.	2,923	188,358
Autodesk, Inc. *	1,104	206,592
Bill.com Holdings, Inc. *	38	2,238
CACI International, Inc., Class A *	539	134,826
Cerence, Inc. *	799	16,907
Ceridian HCM Holding, Inc. *	389	22,939
Citrix Systems, Inc.	282	40,893
Cognizant Technology Solutions Corp., Class A	11,158	647,387
DXC Technology Co.	5,619	101,873
Dynatrace, Inc. *	524	15,641
Fidelity National Information Services, Inc.	5,206	686,619
International Business Machines Corp.	7,709	967,942
Jack Henry & Associates, Inc.	197	32,219
Leidos Holdings, Inc.	2,935	290,007
LogMeIn, Inc.	1,055	90,160
Medallia, Inc. *	291	6,251
NortonLifeLock, Inc.	12,357	262,833
Nuance Communications, Inc. *	6,277	126,796
Sabre Corp.	4,980	36,205
SolarWinds Corp. *	702	11,920
SS&C Technologies Holdings, Inc.	467	25,760
The Western Union Co.	7,187	137,056
VeriSign, Inc. *	710	148,738
		4,287,265

Technology Hardware & Equipment 1.2%
Arrow Electronics, Inc. *	1,774	111,620
Avnet, Inc.	2,172	65,203
Ciena Corp. *	3,360	155,400
Coherent, Inc. *	527	67,387
CommScope Holding Co., Inc. *	4,191	46,143
Corning, Inc.	11,378	250,430
Dell Technologies, Inc., Class C *	920	39,275
Dolby Laboratories, Inc., Class A	1,196	71,796
EchoStar Corp., Class A *	1,081	34,106
F5 Networks, Inc. *	99	13,787
FLIR Systems, Inc.	2,714	117,788
Hewlett Packard Enterprise Co.	28,728	289,004
HP, Inc.	30,335	470,496
IPG Photonics Corp. *	724	93,635
Jabil, Inc.	2,567	73,005
Juniper Networks, Inc.	7,295	157,572
Littelfuse, Inc.	517	75,089
Motorola Solutions, Inc.	982	141,221
National Instruments Corp.	2,698	103,657
SYNNEX Corp.	906	79,329
Trimble, Inc. *	4,578	158,536
ViaSat, Inc. *	1,255	53,212
Western Digital Corp.	6,539	301,317
Xerox Holdings Corp.	3,869	70,764
		3,039,772

Telecommunication Services 4.3%
AT&T, Inc.	160,656	4,895,188
CenturyLink, Inc.	23,925	254,084

67
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GCI Liberty, Inc., Class A *	2,155	131,089
T-Mobile US, Inc. *	4,567	400,983
Telephone & Data Systems, Inc.	2,198	43,125
United States Cellular Corp. *	333	10,599
Verizon Communications, Inc.	91,072	5,232,086
		10,967,154

Transportation 1.8%
Alaska Air Group, Inc.	1,437	46,731
AMERCO	194	54,345
American Airlines Group, Inc. (a)	7,754	93,126
C.H. Robinson Worldwide, Inc.	695	49,276
Copa Holdings S.A., Class A	688	30,416
CSX Corp.	10,384	687,732
Delta Air Lines, Inc.	10,011	259,385
Expeditors International of Washington, Inc.	1,085	77,691
FedEx Corp.	5,303	672,261
JB Hunt Transport Services, Inc.	1,298	131,254
JetBlue Airways Corp. *	5,769	56,190
Kansas City Southern	2,106	274,938
Kirby Corp. *	1,303	69,606
Knight-Swift Transportation Holdings, Inc.	2,705	100,572
Landstar System, Inc.	84	8,678
Lyft, Inc., Class A *	3,823	125,509
Macquarie Infrastructure Corp.	1,611	44,448
Norfolk Southern Corp.	4,911	840,272
Old Dominion Freight Line, Inc.	1,233	179,143
Ryder System, Inc.	1,141	40,391
Schneider National, Inc., Class B	1,215	26,621
Southwest Airlines Co.	4,139	129,344
Uber Technologies, Inc. *	18,591	562,750
United Airlines Holdings, Inc. *	4,585	135,624
XPO Logistics, Inc. *	843	56,262
		4,752,565

Utilities 7.2%
Alliant Energy Corp.	5,279	256,295
Ameren Corp.	5,382	391,541
American Electric Power Co., Inc.	10,867	903,156
American Water Works Co., Inc.	3,969	482,988
Atmos Energy Corp.	2,656	270,832
Avangrid, Inc.	1,234	53,062
CenterPoint Energy, Inc.	11,035	187,926
CMS Energy Corp.	6,217	354,929
Consolidated Edison, Inc.	7,315	576,422
Dominion Energy, Inc.	18,083	1,394,742
DTE Energy Co.	4,072	422,429
Duke Energy Corp.	16,025	1,356,677
Edison International	7,695	451,774
Entergy Corp.	4,368	417,188
Essential Utilities, Inc.	4,741	198,126
Evergy, Inc.	5,001	292,208
Eversource Energy	7,119	574,503
Exelon Corp.	21,330	790,916
FirstEnergy Corp.	11,870	489,875
Hawaiian Electric Industries, Inc.	2,377	93,820
IDACORP, Inc.	1,104	101,325
MDU Resources Group, Inc.	4,367	98,083
National Fuel Gas Co.	1,796	73,636
NextEra Energy, Inc.	10,744	2,483,153
NiSource, Inc.	8,189	205,626
NRG Energy, Inc.	5,542	185,823
OGE Energy Corp.	4,388	138,310
PG&E Corp. *	11,644	123,892
Pinnacle West Capital Corp.	2,463	189,626
PPL Corp.	16,907	429,776
Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	11,095	562,628
Sempra Energy	6,202	768,118
The AES Corp.	14,573	193,092
The Southern Co.	22,889	1,298,493
UGI Corp.	4,577	138,134
Vistra Energy Corp.	9,306	181,839
WEC Energy Group, Inc.	6,934	627,874
Xcel Energy, Inc.	11,525	732,529
		18,491,366
Total Common Stock
(Cost $259,352,651)		255,012,714

Other Investment Companies 0.4% of net assets

Equity Funds 0.3%
iShares Russell 1000 Value ETF	6,400	705,728

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	241,696	241,696
Total Other Investment Companies
(Cost $950,056)		947,424

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/19/20	34	1,842,630	18,013
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	2,318
Net Unrealized Appreciation			20,331
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $222,967.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

68
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Aptiv plc	17,085	1,188,262
BorgWarner, Inc.	13,730	392,266
Gentex Corp.	16,852	408,492
Harley-Davidson, Inc.	10,201	222,688
Lear Corp.	4,059	396,361
The Goodyear Tire & Rubber Co.	15,534	111,379
Thor Industries, Inc.	3,523	233,223
		2,952,671

Banks 3.0%
Associated Banc-Corp.	10,211	144,384
Bank of Hawaii Corp.	2,646	180,404
Bank OZK	8,125	183,787
BankUnited, Inc.	6,277	124,347
BOK Financial Corp.	2,114	109,484
CIT Group, Inc.	6,282	119,232
Citizens Financial Group, Inc.	28,801	644,854
Comerica, Inc.	9,380	326,987
Commerce Bancshares, Inc.	6,752	413,155
Cullen/Frost Bankers, Inc.	3,741	268,828
East West Bancorp, Inc.	9,615	337,198
F.N.B. Corp.	21,571	174,509
Fifth Third Bancorp	47,023	878,860
First Citizens BancShares, Inc., Class A	467	178,394
First Hawaiian, Inc.	8,780	154,440
First Horizon National Corp.	20,474	185,904
First Republic Bank	11,278	1,176,183
Huntington Bancshares, Inc.	67,247	621,362
KeyCorp	65,040	757,716
M&T Bank Corp.	8,643	968,707
MGIC Investment Corp.	23,093	168,810
New York Community Bancorp, Inc.	29,995	325,746
PacWest Bancorp	7,844	158,763
People's United Financial, Inc.	29,336	372,274
Pinnacle Financial Partners, Inc.	4,974	200,203
Popular, Inc.	6,245	240,995
Prosperity Bancshares, Inc.	6,030	361,378
Regions Financial Corp.	64,000	688,000
Signature Bank	3,505	375,666
Sterling Bancorp	12,969	159,908
SVB Financial Group *	3,441	664,698
Synovus Financial Corp.	9,316	195,729
TCF Financial Corp.	10,025	297,642
Texas Capital Bancshares, Inc. *	3,375	93,758
TFS Financial Corp.	3,258	44,472
Umpqua Holdings Corp.	14,661	183,629
Webster Financial Corp.	6,086	171,930
Western Alliance Bancorp	6,305	226,223
Wintrust Financial Corp.	3,820	160,058
Zions Bancorp NA	10,834	342,463
		13,381,080

Security	Number of Shares	Value ($)
Capital Goods 8.9%
A.O. Smith Corp.	9,029	382,649
Acuity Brands, Inc.	2,624	227,212
AECOM *	10,003	362,709
AGCO Corp.	4,151	219,339
Air Lease Corp.	7,030	183,834
Allegion plc	6,154	618,723
Allison Transmission Holdings, Inc.	7,241	263,138
AMETEK, Inc.	15,078	1,264,592
Armstrong World Industries, Inc.	3,241	249,816
BWX Technologies, Inc.	6,325	335,604
Carlisle Cos., Inc.	3,661	442,835
Colfax Corp. *	6,186	159,537
Crane Co.	3,332	181,427
Cummins, Inc.	9,738	1,592,163
Curtiss-Wright Corp.	2,815	291,775
Donaldson Co., Inc.	8,396	367,997
Dover Corp.	9,611	900,070
Fastenal Co.	37,926	1,373,680
Flowserve Corp.	8,689	244,769
Fluor Corp.	9,131	106,833
Fortive Corp.	19,597	1,254,208
Fortune Brands Home & Security, Inc.	9,227	444,741
Gates Industrial Corp. plc *	3,158	27,127
Graco, Inc.	10,928	488,044
GrafTech International Ltd.	3,757	30,507
HD Supply Holdings, Inc. *	10,713	317,962
HEICO Corp.	2,876	251,938
HEICO Corp., Class A	5,112	369,751
Hexcel Corp.	5,532	191,352
Howmet Aerospace, Inc.	25,609	334,710
Hubbell, Inc.	3,592	446,953
Huntington Ingalls Industries, Inc.	2,651	507,428
IDEX Corp.	5,014	770,301
Ingersoll Rand, Inc. *	22,827	663,809
ITT, Inc.	5,801	305,829
Jacobs Engineering Group, Inc.	8,543	706,933
L3Harris Technologies, Inc.	14,659	2,839,448
Lennox International, Inc.	2,320	433,098
Lincoln Electric Holdings, Inc.	3,909	314,714
Masco Corp.	18,420	755,957
MSC Industrial Direct Co., Inc., Class A	2,904	173,195
Nordson Corp.	3,810	613,067
nVent Electric plc	10,068	187,768
Oshkosh Corp.	4,528	305,776
Owens Corning	7,158	310,371
PACCAR, Inc.	22,509	1,558,298
Parker-Hannifin Corp.	8,492	1,342,755
Pentair plc	11,133	385,090
Quanta Services, Inc.	9,418	342,438
Regal Beloit Corp.	2,707	192,224
Resideo Technologies, Inc. *	8,263	42,389
Rockwell Automation, Inc.	7,634	1,446,490
Sensata Technologies Holding plc *	10,397	378,243
Snap-on, Inc.	3,615	470,998
Spirit AeroSystems Holdings, Inc., Class A	6,862	152,062
Stanley Black & Decker, Inc.	10,050	1,107,510
Teledyne Technologies, Inc. *	2,373	772,815
Textron, Inc.	15,246	401,885

69
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Middleby Corp. *	3,679	204,663
The Timken Co.	4,379	164,563
The Toro Co.	7,094	452,668
Trane Technologies plc	15,792	1,380,537
TransDigm Group, Inc.	3,405	1,236,287
Trinity Industries, Inc.	6,728	129,783
United Rentals, Inc. *	4,944	635,304
Univar Solutions, Inc. *	11,308	164,192
Valmont Industries, Inc.	1,414	165,777
W.W. Grainger, Inc.	2,865	789,537
WABCO Holdings, Inc. *	3,385	454,876
Watsco, Inc.	2,158	347,416
WESCO International, Inc. *	2,778	71,867
Westinghouse Air Brake Technologies Corp.	11,949	674,163
Woodward, Inc.	3,649	220,983
Xylem, Inc.	11,879	854,100
		39,353,602

Commercial & Professional Services 2.9%
ADT, Inc.	7,691	44,070
Cintas Corp.	5,622	1,247,128
Clean Harbors, Inc. *	3,426	183,051
Copart, Inc. *	13,336	1,068,347
CoreLogic, Inc.	5,267	202,358
CoStar Group, Inc. *	2,387	1,547,397
Equifax, Inc.	7,983	1,108,839
IAA, Inc. *	8,797	339,564
IHS Markit Ltd.	25,851	1,739,772
KAR Auction Services, Inc.	8,476	126,971
ManpowerGroup, Inc.	3,891	288,868
Nielsen Holdings plc	23,656	348,453
Republic Services, Inc.	14,157	1,109,059
Robert Half International, Inc.	7,557	357,219
Rollins, Inc.	9,365	374,600
Stericycle, Inc. *	5,909	288,359
TransUnion	12,411	977,863
Verisk Analytics, Inc.	10,594	1,619,081
		12,970,999

Consumer Durables & Apparel 2.5%
Brunswick Corp.	5,387	257,068
Capri Holdings Ltd. *	9,509	145,012
Carter's, Inc.	2,882	225,373
Columbia Sportswear Co.	1,972	143,739
D.R. Horton, Inc.	22,273	1,051,731
Garmin Ltd.	9,622	780,922
Hanesbrands, Inc.	23,857	237,139
Hasbro, Inc.	8,363	603,892
Leggett & Platt, Inc.	8,686	305,139
Lennar Corp., B Shares	1,029	39,256
Lennar Corp., Class A	18,277	915,129
lululemon Athletica, Inc. *	7,829	1,749,625
Mattel, Inc. *	22,799	198,807
Mohawk Industries, Inc. *	3,896	341,757
Newell Brands, Inc.	25,255	350,540
NVR, Inc. *	213	660,300
Polaris, Inc.	3,823	271,165
PulteGroup, Inc.	16,691	471,855
PVH Corp.	4,810	236,796
Ralph Lauren Corp.	3,199	236,022
Skechers U.S.A., Inc., Class A *	8,717	245,645
Tapestry, Inc.	18,448	274,506
Tempur Sealy International, Inc. *	3,007	161,626
Toll Brothers, Inc.	8,074	193,938
Under Armour, Inc., Class A *	12,459	129,823
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	12,841	119,036
Whirlpool Corp.	4,122	460,592
		10,806,433

Consumer Services 2.9%
Aramark	16,673	455,340
Bright Horizons Family Solutions, Inc. *	3,804	442,976
Caesars Entertainment Corp. *	38,128	368,316
Chipotle Mexican Grill, Inc. *	1,697	1,490,899
Choice Hotels International, Inc.	2,216	166,311
Darden Restaurants, Inc.	8,591	633,930
Domino's Pizza, Inc.	2,718	983,726
Dunkin' Brands Group, Inc.	5,495	345,306
Extended Stay America, Inc.	11,979	130,212
frontdoor, Inc. *	5,638	218,247
Graham Holdings Co., Class B	276	107,643
Grand Canyon Education, Inc. *	3,145	270,533
H&R Block, Inc.	13,001	216,467
Hilton Grand Vacations, Inc. *	5,728	117,997
Hilton Worldwide Holdings, Inc.	18,181	1,376,483
Hyatt Hotels Corp., Class A	2,383	134,067
International Game Technology plc	6,363	47,977
MGM Resorts International	32,271	543,121
Norwegian Cruise Line Holdings Ltd. *	14,028	230,059
Planet Fitness, Inc., Class A *	5,435	327,893
Royal Caribbean Cruises Ltd.	11,422	534,207
Service Corp. International	11,742	431,401
ServiceMaster Global Holdings, Inc. *	9,033	307,574
Six Flags Entertainment Corp.	5,262	105,293
The Wendy's Co.	12,325	244,774
Vail Resorts, Inc.	2,674	457,254
Wyndham Destinations, Inc.	5,984	153,011
Wyndham Hotels & Resorts, Inc.	6,116	230,634
Wynn Resorts Ltd.	6,511	556,886
Yum China Holdings, Inc.	24,025	1,164,251
		12,792,788

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	3,251	227,440
AGNC Investment Corp.	35,983	446,909
Ally Financial, Inc.	24,801	406,488
Ameriprise Financial, Inc.	8,399	965,381
Annaly Capital Management, Inc.	94,620	591,375
BGC Partners, Inc., Class A	19,993	61,878
Cboe Global Markets, Inc.	7,349	730,344
Chimera Investment Corp.	12,235	95,066
Credit Acceptance Corp. *	673	209,687
Discover Financial Services	20,540	882,604
E*TRADE Financial Corp.	14,779	600,175
Eaton Vance Corp.	7,052	258,808
Equitable Holdings, Inc.	27,445	502,792
Evercore, Inc., Class A	2,584	133,334
FactSet Research Systems, Inc.	2,487	683,925
Franklin Resources, Inc.	18,393	346,524
Interactive Brokers Group, Inc., Class A	4,940	202,540
Invesco Ltd.	25,263	217,767
Janus Henderson Group plc	10,460	187,234
Jefferies Financial Group, Inc.	16,667	228,671
Lazard Ltd., Class A	6,772	186,230
Legg Mason, Inc.	5,717	284,878
LendingTree, Inc. *	514	128,176
LPL Financial Holdings, Inc.	5,324	320,611
MarketAxess Holdings, Inc.	2,442	1,111,135
MFA Financial, Inc.	30,013	52,523
Morningstar, Inc.	1,308	203,996
MSCI, Inc.	5,458	1,784,766

70
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nasdaq, Inc.	7,603	833,821
Navient Corp.	12,907	98,351
New Residential Investment Corp.	27,383	166,763
Northern Trust Corp.	12,795	1,012,852
OneMain Holdings, Inc.	4,361	105,580
Raymond James Financial, Inc.	8,239	543,115
Santander Consumer USA Holdings, Inc.	6,781	105,716
SEI Investments Co.	8,423	429,236
SLM Corp.	28,008	233,587
Starwood Property Trust, Inc.	18,050	233,567
State Street Corp.	23,677	1,492,598
Synchrony Financial	40,679	805,037
T. Rowe Price Group, Inc.	15,276	1,766,364
Two Harbors Investment Corp.	18,115	82,786
Virtu Financial, Inc., Class A	3,348	78,243
Voya Financial, Inc.	8,946	404,091
		20,442,964

Energy 2.7%
Antero Midstream Corp. (a)	16,073	76,347
Antero Resources Corp. *	16,956	50,529
Apache Corp.	24,889	325,548
Apergy Corp. *(a)	5,136	47,303
Baker Hughes Co.	43,141	601,817
Cabot Oil & Gas Corp.	26,626	575,654
Centennial Resource Development, Inc., Class A *	11,764	13,881
Cheniere Energy, Inc. *	15,274	713,143
Chesapeake Energy Corp. *(a)	462	8,085
Cimarex Energy Co.	6,692	170,111
Concho Resources, Inc.	13,170	747,002
Continental Resources, Inc. (a)	5,779	94,718
Devon Energy Corp.	25,414	316,913
Diamondback Energy, Inc.	10,654	463,875
EQT Corp.	16,906	246,658
Equitrans Midstream Corp.	13,505	113,172
Halliburton Co.	57,706	605,913
Helmerich & Payne, Inc.	7,045	139,280
Hess Corp.	17,810	866,278
HollyFrontier Corp.	9,972	329,475
Kosmos Energy Ltd.	24,802	40,923
Marathon Oil Corp.	53,322	326,331
Murphy Oil Corp.	9,764	115,801
National Oilwell Varco, Inc.	25,534	322,750
Noble Energy, Inc.	31,456	308,583
ONEOK, Inc.	27,271	816,221
Parsley Energy, Inc., Class A	19,905	188,102
Patterson-UTI Energy, Inc.	12,169	44,904
PBF Energy, Inc., Class A	7,886	89,900
Pioneer Natural Resources Co.	10,915	974,819
Range Resources Corp.	13,700	79,871
Targa Resources Corp.	15,306	198,366
The Williams Cos., Inc.	80,504	1,559,362
Transocean Ltd. *	37,849	48,447
WPX Energy, Inc. *	27,697	169,783
		11,789,865

Food & Staples Retailing 0.6%
Casey's General Stores, Inc.	2,421	366,563
Grocery Outlet Holding Corp. *	4,506	149,915
Sprouts Farmers Market, Inc. *	7,836	162,832
The Kroger Co.	52,729	1,666,764
U.S. Foods Holding Corp. *	14,439	310,438
		2,656,512

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co.	36,954	1,372,472
Beyond Meat, Inc. *	3,147	311,522
Brown-Forman Corp., Class A	3,015	171,011
Brown-Forman Corp., Class B	11,385	708,147
Bunge Ltd.	9,159	363,338
Campbell Soup Co.	11,134	556,477
ConAgra Brands, Inc.	31,996	1,069,946
Flowers Foods, Inc.	12,982	289,239
Hormel Foods Corp.	18,433	863,586
Ingredion, Inc.	4,442	360,690
Kellogg Co.	16,333	1,069,812
Lamb Weston Holdings, Inc.	9,693	594,762
McCormick & Co., Inc. - Non Voting Shares	8,142	1,276,991
Molson Coors Beverage Co., Class B	11,583	475,019
Pilgrim's Pride Corp. *	3,501	77,022
Post Holdings, Inc. *	4,321	396,884
Seaboard Corp.	17	51,189
The Hain Celestial Group, Inc. *	5,539	143,128
The Hershey Co.	9,580	1,268,679
The JM Smucker Co.	7,286	837,234
TreeHouse Foods, Inc. *	3,691	190,935
Tyson Foods, Inc., Class A	19,092	1,187,331
		13,635,414

Health Care Equipment & Services 7.3%
ABIOMED, Inc. *	2,939	562,084
Acadia Healthcare Co., Inc. *	5,732	137,625
Align Technology, Inc. *	5,173	1,111,419
AmerisourceBergen Corp.	9,866	884,586
Cantel Medical Corp.	2,521	93,277
Cardinal Health, Inc.	19,407	960,258
Centene Corp. *	38,370	2,554,675
Cerner Corp.	20,736	1,438,871
Change Healthcare, Inc. *	14,798	172,249
Chemed Corp.	1,029	428,651
Covetrus, Inc. *	6,439	76,560
DaVita, Inc. *	5,794	457,784
DENTSPLY SIRONA, Inc.	14,841	629,852
DexCom, Inc. *	6,006	2,013,211
Encompass Health Corp.	6,482	429,432
Envista Holdings Corp. *	9,488	184,731
Guardant Health, Inc. *	2,456	189,014
Henry Schein, Inc. *	9,697	529,068
Hill-Rom Holdings, Inc.	4,428	498,106
Hologic, Inc. *	17,363	869,886
ICU Medical, Inc. *	1,272	278,962
IDEXX Laboratories, Inc. *	5,636	1,564,554
Insulet Corp. *	3,936	786,098
Integra LifeSciences Holdings Corp. *	4,699	239,884
Laboratory Corp. of America Holdings *	6,419	1,055,605
Masimo Corp. *	3,122	667,827
McKesson Corp.	10,716	1,513,635
MEDNAX, Inc. *	5,492	79,744
Molina Healthcare, Inc. *	4,012	657,848
Penumbra, Inc. *	2,092	370,953
Premier, Inc., Class A *	4,115	136,453
Quest Diagnostics, Inc.	8,818	970,950
ResMed, Inc.	9,419	1,462,959
Steris plc	5,562	792,585
Teleflex, Inc.	3,062	1,026,995
The Cooper Cos., Inc.	3,230	926,041
Universal Health Services, Inc., Class B	5,187	548,214
Varian Medical Systems, Inc. *	6,052	692,228
Veeva Systems, Inc., Class A *	8,693	1,658,624

71
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	4,853	918,479
Zimmer Biomet Holdings, Inc.	13,612	1,629,356
		32,199,333

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	16,331	1,143,007
Coty, Inc., Class A	19,383	105,637
Energizer Holdings, Inc.	4,184	163,009
Herbalife Nutrition Ltd. *	6,598	246,435
Nu Skin Enterprises, Inc., Class A	3,658	106,850
Reynolds Consumer Products, Inc.	3,116	101,052
Spectrum Brands Holdings, Inc.	3,023	130,170
The Clorox Co.	8,356	1,557,893
		3,554,053

Insurance 3.4%
Alleghany Corp.	927	494,749
American Financial Group, Inc.	4,870	322,589
American National Insurance Co.	480	38,640
Arch Capital Group Ltd. *	25,419	610,819
Arthur J. Gallagher & Co.	12,399	973,322
Assurant, Inc.	4,027	427,829
Assured Guaranty Ltd.	6,201	184,356
Athene Holding Ltd., Class A *	9,090	245,430
Axis Capital Holdings Ltd.	5,473	200,312
Brighthouse Financial, Inc. *	7,067	181,693
Brown & Brown, Inc.	15,686	563,284
Cincinnati Financial Corp.	10,098	664,448
CNA Financial Corp.	1,859	58,707
Erie Indemnity Co., Class A	1,641	292,197
Everest Re Group Ltd.	2,664	461,218
Fidelity National Financial, Inc.	17,507	473,564
First American Financial Corp.	7,262	334,923
Globe Life, Inc.	7,074	582,473
Kemper Corp.	4,161	279,702
Lincoln National Corp.	13,211	468,594
Loews Corp.	16,488	571,474
Markel Corp. *	899	778,390
Mercury General Corp.	1,835	75,162
Old Republic International Corp.	18,778	299,509
Primerica, Inc.	2,724	283,051
Principal Financial Group, Inc.	18,068	657,856
Reinsurance Group of America, Inc.	4,161	435,574
RenaissanceRe Holdings Ltd.	2,887	421,531
The Hanover Insurance Group, Inc.	2,538	254,764
The Hartford Financial Services Group, Inc.	23,912	908,417
Unum Group	13,463	234,929
W.R. Berkley Corp.	9,570	516,780
White Mountains Insurance Group Ltd.	205	199,465
Willis Towers Watson plc	8,560	1,526,162
		15,021,913

Materials 5.2%
Albemarle Corp.	6,965	427,860
Alcoa Corp. *	12,392	100,995
AptarGroup, Inc.	4,238	453,805
Arconic Corp. *	6,411	55,904
Ardagh Group S.A.	1,148	14,281
Ashland Global Holdings, Inc.	3,677	226,834
Avery Dennison Corp.	5,527	610,126
Axalta Coating Systems Ltd. *	13,682	270,083
Ball Corp.	21,432	1,405,725
Berry Global Group, Inc. *	8,719	346,929
Cabot Corp.	3,742	126,816
Celanese Corp.	7,907	656,834
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	14,435	396,963
Corteva, Inc. *	49,781	1,303,764
Crown Holdings, Inc. *	8,627	555,665
Domtar Corp.	3,766	87,974
Eagle Materials, Inc.	2,777	169,425
Eastman Chemical Co.	9,062	548,342
Element Solutions, Inc. *	14,749	151,177
FMC Corp.	8,578	788,318
Freeport-McMoRan, Inc.	96,085	848,431
Graphic Packaging Holding Co.	19,153	255,693
Huntsman Corp.	14,314	240,618
International Flavors & Fragrances, Inc.	7,080	927,692
International Paper Co.	26,071	892,932
Martin Marietta Materials, Inc.	4,140	787,552
NewMarket Corp.	455	187,205
Newmont Corp.	54,262	3,227,504
Nucor Corp.	20,218	832,779
O-I Glass, Inc.	10,277	84,682
Olin Corp.	10,497	140,135
Packaging Corp. of America	6,228	601,936
Reliance Steel & Aluminum Co.	4,330	387,881
Royal Gold, Inc.	4,324	529,820
RPM International, Inc.	8,496	564,219
Sealed Air Corp.	10,359	296,164
Silgan Holdings, Inc.	5,173	178,469
Sonoco Products Co.	6,564	320,586
Steel Dynamics, Inc.	13,616	330,460
The Chemours Co.	10,880	127,622
The Mosaic Co.	22,873	263,268
The Scotts Miracle-Gro Co.	2,634	326,695
United States Steel Corp.	11,328	86,999
Valvoline, Inc.	12,542	215,597
Vulcan Materials Co.	8,714	984,421
W.R. Grace & Co.	3,778	178,435
Westlake Chemical Corp.	2,370	102,977
WestRock Co.	16,865	542,884
		23,161,476

Media & Entertainment 3.7%
Altice USA, Inc., Class A *	19,994	519,244
AMC Networks, Inc., Class A *	2,849	67,949
Cable One, Inc.	290	554,729
Cinemark Holdings, Inc.	7,177	102,488
Discovery, Inc., Class A *	10,386	232,854
Discovery, Inc., Class C *	22,339	455,939
DISH Network Corp., Class A *	17,193	430,083
Fox Corp., Class A	22,661	586,240
Fox Corp., Class B	10,635	271,831
IAC/InterActiveCorp *	4,930	1,101,756
John Wiley & Sons, Inc., Class A	2,915	109,458
Liberty Broadband Corp., Class A *	1,631	195,753
Liberty Broadband Corp., Class C *	6,996	858,269
Liberty Media Corp. - Liberty Formula One, Class A *	1,635	49,459
Liberty Media Corp. - Liberty Formula One, Class C *	13,159	423,588
Liberty Media Corp. - Liberty SiriusXM, Class A *	5,623	189,551
Liberty Media Corp. - Liberty SiriusXM, Class C *	10,249	349,183
Lions Gate Entertainment Corp., Class A *	3,407	24,326
Lions Gate Entertainment Corp., Class B *	7,563	50,521
Live Nation Entertainment, Inc. *	8,537	383,055
Madison Square Garden Entertainment Corp. *	1,251	103,458
Madison Square Garden Sports C *	1,251	214,321

72
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Match Group, Inc. *(a)	3,569	274,670
News Corp., Class A	25,524	252,943
News Corp., Class B	7,958	81,331
Nexstar Media Group, Inc., Class A	2,972	208,159
Omnicom Group, Inc.	14,349	818,323
Roku, Inc. *	5,660	686,162
Sinclair Broadcast Group, Inc., Class A	4,007	70,724
Sirius XM Holdings, Inc.	90,628	535,612
Spotify Technology S.A. *	8,624	1,307,140
Take-Two Interactive Software, Inc. *	7,446	901,338
The Interpublic Group of Cos., Inc.	25,507	433,109
The New York Times Co., Class A	10,774	350,370
TripAdvisor, Inc.	6,854	136,874
Twitter, Inc. *	50,475	1,447,623
ViacomCBS, Inc., Class B	36,750	634,305
World Wrestling Entertainment, Inc., Class A	2,826	125,672
Zillow Group, Inc., Class A *	3,756	163,536
Zillow Group, Inc., Class C *	8,286	364,253
Zynga, Inc., Class A *	57,027	429,984
		16,496,183

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Adaptive Biotechnologies Corp. *	4,413	141,260
Agilent Technologies, Inc.	20,582	1,577,816
Agios Pharmaceuticals, Inc. *	4,013	165,095
Alkermes plc *	10,274	140,856
Alnylam Pharmaceuticals, Inc. *	7,128	938,758
Avantor, Inc. *	21,002	353,044
Bio-Rad Laboratories, Inc., Class A *	1,408	619,661
Bio-Techne Corp.	2,516	566,100
BioMarin Pharmaceutical, Inc. *	11,859	1,091,265
Bluebird Bio, Inc. *	3,662	197,309
Bruker Corp.	6,763	265,921
Catalent, Inc. *	10,168	703,117
Charles River Laboratories International, Inc. *	3,190	461,497
Elanco Animal Health, Inc. *	26,292	649,675
Exact Sciences Corp. *	9,277	732,697
Exelixis, Inc. *	19,854	490,294
Horizon Therapeutics plc *	12,366	445,671
Incyte Corp. *	11,918	1,163,912
Ionis Pharmaceuticals, Inc. *	8,474	470,561
IQVIA Holdings, Inc. *	11,722	1,671,440
Jazz Pharmaceuticals plc *	3,683	406,051
Mettler-Toledo International, Inc. *	1,573	1,132,466
Moderna, Inc. *	14,794	680,376
Mylan N.V. *	34,101	571,874
Nektar Therapeutics *	11,134	213,773
Neurocrine Biosciences, Inc. *	6,056	594,336
PerkinElmer, Inc.	7,314	662,136
Perrigo Co., plc	8,392	447,294
PPD, Inc. *	4,490	107,311
PRA Health Sciences, Inc. *	4,177	403,080
QIAGEN N.V. *	14,670	611,592
Sage Therapeutics, Inc. *	3,376	131,596
Sarepta Therapeutics, Inc. *	4,695	553,447
Seattle Genetics, Inc. *	7,729	1,060,651
United Therapeutics Corp. *	2,878	315,314
Waters Corp. *	4,238	792,506
		21,529,752

Real Estate 8.8%
Alexandria Real Estate Equities, Inc.	8,045	1,263,789
American Campus Communities, Inc.	9,115	321,668
American Homes 4 Rent, Class A	17,010	410,621
Americold Realty Trust	12,737	389,625
Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	9,774	368,187
Apple Hospitality REIT, Inc.	14,079	136,285
AvalonBay Communities, Inc.	9,238	1,505,332
Boston Properties, Inc.	10,257	996,775
Brandywine Realty Trust	11,667	130,204
Brixmor Property Group, Inc.	19,714	225,725
Brookfield Property REIT, Inc., Class A	4,419	43,284
Camden Property Trust	6,212	547,091
CBRE Group, Inc., Class A *	22,210	953,475
Colony Capital, Inc.	32,011	73,945
Columbia Property Trust, Inc.	7,595	108,533
CoreSite Realty Corp.	2,478	300,309
Corporate Office Properties Trust	7,453	196,908
Cousins Properties, Inc.	9,696	292,528
CubeSmart	12,776	321,955
CyrusOne, Inc.	7,412	519,952
Digital Realty Trust, Inc.	17,318	2,588,868
Douglas Emmett, Inc.	11,028	336,244
Duke Realty Corp.	24,384	846,125
Empire State Realty Trust, Inc., Class A	9,858	82,413
EPR Properties	5,173	152,190
Equity Commonwealth	8,028	272,551
Equity LifeStyle Properties, Inc.	11,496	693,324
Equity Residential	24,271	1,579,071
Essex Property Trust, Inc.	4,341	1,059,638
Extra Space Storage, Inc.	8,330	735,039
Federal Realty Investment Trust	4,965	413,436
Gaming & Leisure Properties, Inc.	13,461	380,139
Healthcare Trust of America, Inc., Class A	14,296	352,110
Healthpeak Properties, Inc.	33,567	877,441
Highwoods Properties, Inc.	6,761	262,394
Host Hotels & Resorts, Inc.	47,126	580,121
Hudson Pacific Properties, Inc.	10,049	247,004
Invitation Homes, Inc.	35,441	838,180
Iron Mountain, Inc.	18,961	458,477
JBG SMITH Properties	8,159	276,998
Jones Lang LaSalle, Inc.	3,395	358,444
Kilroy Realty Corp.	6,912	430,341
Kimco Realty Corp.	27,331	298,181
Lamar Advertising Co., Class A	5,636	324,915
Life Storage, Inc.	3,089	270,566
Medical Properties Trust, Inc.	34,147	585,280
Mid-America Apartment Communities, Inc.	7,530	842,758
National Retail Properties, Inc.	11,374	371,247
Omega Healthcare Investors, Inc.	14,950	435,792
Outfront Media, Inc.	9,538	149,651
Paramount Group, Inc.	12,879	124,282
Park Hotels & Resorts, Inc.	15,807	150,325
Rayonier, Inc.	8,590	206,418
Realty Income Corp.	21,630	1,187,920
Regency Centers Corp.	11,065	485,864
Retail Properties of America, Inc., Class A	13,988	86,726
SBA Communications Corp.	7,440	2,157,005
Service Properties Trust	10,640	73,735
SITE Centers Corp.	9,810	59,449
SL Green Realty Corp.	5,231	277,505
Spirit Realty Capital, Inc.	6,593	202,801
STORE Capital Corp.	14,204	285,074
Sun Communities, Inc.	6,001	806,534
Taubman Centers, Inc.	3,881	167,271
The Howard Hughes Corp. *	2,668	144,499
The Macerich Co.	9,264	69,202
UDR, Inc.	19,238	720,848
Ventas, Inc.	24,703	799,142
VEREIT, Inc.	71,097	389,612
VICI Properties, Inc.	30,594	532,947
Vornado Realty Trust	11,455	501,958

73
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Weingarten Realty Investors	8,036	146,175
Welltower, Inc.	27,249	1,395,966
Weyerhaeuser Co.	49,408	1,080,553
WP Carey, Inc.	11,330	745,287
		39,002,227

Retailing 4.6%
Advance Auto Parts, Inc.	4,391	530,916
AutoNation, Inc. *	3,569	132,910
AutoZone, Inc. *	1,574	1,605,984
Best Buy Co., Inc.	14,674	1,125,936
Burlington Stores, Inc. *	4,333	791,596
CarMax, Inc. *	10,892	802,196
Carvana Co. *	3,001	240,410
Dick's Sporting Goods, Inc.	4,075	119,764
Dollar General Corp.	16,914	2,965,024
Dollar Tree, Inc. *	15,642	1,246,198
Etsy, Inc. *	7,793	505,532
Expedia Group, Inc.	8,887	630,799
Five Below, Inc. *	3,626	326,920
Floor & Decor Holdings, Inc., Class A *	4,525	191,860
Foot Locker, Inc.	6,938	177,821
Genuine Parts Co.	9,326	739,365
GrubHub, Inc. *	6,088	290,945
Kohl's Corp.	10,332	190,729
L Brands, Inc.	15,129	179,884
LKQ Corp. *	20,334	531,734
Macy's, Inc.	20,457	119,878
Nordstrom, Inc.	7,208	135,366
O'Reilly Automotive, Inc. *	4,945	1,910,451
Ollie's Bargain Outlet Holdings, Inc. *	3,496	237,413
Penske Automotive Group, Inc.	2,267	81,567
Pool Corp.	2,551	539,945
Qurate Retail, Inc. Class A *	25,503	205,427
The Gap, Inc.	14,064	114,200
Tiffany & Co.	8,009	1,013,138
Tractor Supply Co.	7,904	801,703
Ulta Beauty, Inc. *	3,640	793,229
Urban Outfitters, Inc. *	4,589	79,573
Wayfair, Inc., Class A *	4,178	518,239
Williams-Sonoma, Inc.	5,152	318,600
		20,195,252

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	68,468	3,587,038
Cree, Inc. *	7,177	309,544
Entegris, Inc.	8,954	485,575
First Solar, Inc. *	5,465	240,515
KLA Corp.	10,411	1,708,341
Lam Research Corp.	9,582	2,446,093
Marvell Technology Group Ltd.	44,011	1,176,854
Maxim Integrated Products, Inc.	17,808	979,084
Microchip Technology, Inc.	15,593	1,367,974
MKS Instruments, Inc.	3,594	360,227
Monolithic Power Systems, Inc.	2,817	563,146
ON Semiconductor Corp. *	26,978	432,862
Qorvo, Inc. *	7,695	754,341
Skyworks Solutions, Inc.	11,286	1,172,390
Teradyne, Inc.	11,114	695,069
Universal Display Corp.	2,822	423,639
Xilinx, Inc.	16,534	1,445,072
		18,147,764

Security	Number of Shares	Value ($)
Software & Services 12.0%
2U, Inc. *	3,732	88,635
Akamai Technologies, Inc. *	10,500	1,025,955
Alliance Data Systems Corp.	2,658	133,086
Alteryx, Inc., Class A *	3,011	340,785
Amdocs Ltd.	8,827	568,812
Anaplan, Inc. *	5,752	235,027
ANSYS, Inc. *	5,545	1,451,847
Aspen Technology, Inc. *	4,537	463,908
Atlassian Corp. plc, Class A *	7,946	1,235,524
Avalara, Inc. *	3,107	277,673
Bill.com Holdings, Inc. *	675	39,751
Black Knight, Inc. *	9,528	672,391
Booz Allen Hamilton Holding Corp.	9,044	664,191
Broadridge Financial Solutions, Inc.	7,545	875,220
CACI International, Inc., Class A *	1,626	406,728
Cadence Design Systems, Inc. *	18,453	1,497,092
CDK Global, Inc.	8,050	316,204
Cerence, Inc. *	2,366	50,065
Ceridian HCM Holding, Inc. *	6,170	363,845
Citrix Systems, Inc.	7,736	1,121,797
Coupa Software, Inc. *	4,220	743,100
DocuSign, Inc. *	10,489	1,098,723
Dropbox, Inc., Class A *	14,123	296,865
DXC Technology Co.	16,965	307,575
Dynatrace, Inc. *	8,614	257,128
Elastic N.V. *	3,589	230,198
EPAM Systems, Inc. *	3,440	759,862
Euronet Worldwide, Inc. *	3,307	303,450
Fair Isaac Corp. *	1,880	663,527
FireEye, Inc. *	13,294	153,014
Fiserv, Inc. *	37,458	3,860,422
FleetCor Technologies, Inc. *	5,656	1,364,510
Fortinet, Inc. *	9,497	1,023,207
Gartner, Inc. *	5,815	690,880
Genpact Ltd.	12,440	428,309
Global Payments, Inc.	19,789	3,285,370
GoDaddy, Inc., Class A *	11,480	797,056
Guidewire Software, Inc. *	5,504	499,983
HubSpot, Inc. *	2,722	459,011
Jack Henry & Associates, Inc.	5,095	833,287
Leidos Holdings, Inc.	8,861	875,555
LogMeIn, Inc.	3,207	274,070
Manhattan Associates, Inc. *	4,223	299,580
Medallia, Inc. *	4,469	95,994
MongoDB, Inc. *	2,806	454,937
New Relic, Inc. *	3,355	180,130
NortonLifeLock, Inc.	37,318	793,754
Nuance Communications, Inc. *	19,022	384,244
Nutanix, Inc., Class A *	11,538	236,414
Okta, Inc. *	6,948	1,051,232
Pagerduty, Inc. *	2,829	59,720
Palo Alto Networks, Inc. *	6,288	1,235,655
Paychex, Inc.	21,310	1,460,161
Paycom Software, Inc. *	3,265	852,230
Paylocity Holding Corp. *	2,289	262,159
Pegasystems, Inc.	2,531	211,642
Pluralsight, Inc., Class A *	4,175	68,637
Proofpoint, Inc. *	3,685	448,575
PTC, Inc. *	6,915	478,864
RealPage, Inc. *	5,292	341,281
RingCentral, Inc., Class A *	4,936	1,128,024
Sabre Corp.	18,124	131,761
Smartsheet, Inc., Class A *	5,826	307,147
SolarWinds Corp. *	3,012	51,144
Splunk, Inc. *	10,338	1,451,042
Square, Inc., Class A *	22,803	1,485,387

74
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	14,678	809,639
Switch, Inc., Class A	3,897	66,912
Synopsys, Inc. *	9,888	1,553,603
Teradata Corp. *	7,448	183,146
The Trade Desk, Inc., Class A *	2,608	763,049
The Western Union Co.	27,886	531,786
Twilio, Inc., Class A *	8,132	913,224
Tyler Technologies, Inc. *	2,544	815,835
VeriSign, Inc. *	6,868	1,438,777
WEX, Inc. *	2,845	376,450
Zendesk, Inc. *	7,429	571,142
Zscaler, Inc. *	4,614	309,507
		52,836,422

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	19,354	1,708,184
Arista Networks, Inc. *	3,933	862,507
Arrow Electronics, Inc. *	5,342	336,119
Avnet, Inc.	6,581	197,561
CDW Corp.	9,455	1,047,614
Ciena Corp. *	10,177	470,686
Cognex Corp.	10,908	602,558
Coherent, Inc. *	1,596	204,080
CommScope Holding Co., Inc. *	12,791	140,829
Corning, Inc.	50,228	1,105,518
Dolby Laboratories, Inc., Class A	4,160	249,725
EchoStar Corp., Class A *	3,300	104,115
F5 Networks, Inc. *	4,049	563,864
FLIR Systems, Inc.	8,980	389,732
Hewlett Packard Enterprise Co.	86,730	872,504
IPG Photonics Corp. *	2,348	303,667
Jabil, Inc.	9,866	280,589
Juniper Networks, Inc.	21,999	475,178
Keysight Technologies, Inc. *	12,443	1,204,109
Littelfuse, Inc.	1,562	226,865
Motorola Solutions, Inc.	11,359	1,633,538
National Instruments Corp.	8,600	330,412
NCR Corp. *	8,473	173,866
NetApp, Inc.	15,158	663,466
Pure Storage, Inc., Class A *	15,630	225,072
SYNNEX Corp.	2,739	239,827
Trimble, Inc. *	16,668	577,213
Ubiquiti, Inc.	571	92,519
ViaSat, Inc. *	3,804	161,289
Western Digital Corp.	19,738	909,527
Xerox Holdings Corp.	11,682	213,664
Zebra Technologies Corp., Class A *	3,547	814,604
		17,381,001

Telecommunication Services 0.3%
CenturyLink, Inc.	72,236	767,146
GCI Liberty, Inc., Class A *	6,532	397,342
Telephone & Data Systems, Inc.	6,652	130,512
United States Cellular Corp. *	1,042	33,167
		1,328,167

Transportation 1.7%
Alaska Air Group, Inc.	8,066	262,306
AMERCO	589	164,997
American Airlines Group, Inc. (a)	25,999	312,248
C.H. Robinson Worldwide, Inc.	8,931	633,208
Copa Holdings S.A., Class A	2,082	92,045
Expeditors International of Washington, Inc.	11,378	814,722
JB Hunt Transport Services, Inc.	5,643	570,620
JetBlue Airways Corp. *	19,185	186,862
Security	Number of Shares	Value ($)
Kansas City Southern	6,359	830,167
Kirby Corp. *	3,944	210,688
Knight-Swift Transportation Holdings, Inc.	8,218	305,545
Landstar System, Inc.	2,605	269,122
Lyft, Inc., Class A *	12,981	426,166
Macquarie Infrastructure Corp.	4,913	135,550
Old Dominion Freight Line, Inc.	6,454	937,702
Ryder System, Inc.	3,414	120,856
Schneider National, Inc., Class B	3,653	80,037
United Airlines Holdings, Inc. *	17,755	525,193
XPO Logistics, Inc. *	6,094	406,714
		7,284,748

Utilities 7.0%
Alliant Energy Corp.	15,947	774,227
Ameren Corp.	16,252	1,182,333
American Water Works Co., Inc.	11,982	1,458,090
Atmos Energy Corp.	8,014	817,188
Avangrid, Inc.	3,742	160,906
CenterPoint Energy, Inc.	33,435	569,398
CMS Energy Corp.	18,775	1,071,865
Consolidated Edison, Inc.	22,089	1,740,613
DTE Energy Co.	12,296	1,275,587
Edison International	23,233	1,364,009
Entergy Corp.	13,191	1,259,872
Essential Utilities, Inc.	14,316	598,266
Evergy, Inc.	15,101	882,351
Eversource Energy	21,498	1,734,889
FirstEnergy Corp.	35,855	1,479,736
Hawaiian Electric Industries, Inc.	7,204	284,342
IDACORP, Inc.	3,346	307,096
MDU Resources Group, Inc.	13,152	295,394
National Fuel Gas Co.	5,427	222,507
NiSource, Inc.	24,730	620,970
NRG Energy, Inc.	16,791	563,002
OGE Energy Corp.	13,293	418,995
PG&E Corp. *	35,276	375,337
Pinnacle West Capital Corp.	7,434	572,344
PPL Corp.	51,048	1,297,640
Public Service Enterprise Group, Inc.	33,498	1,698,684
Sempra Energy	18,723	2,318,844
The AES Corp.	43,993	582,907
UGI Corp.	13,789	416,152
Vistra Energy Corp.	28,074	548,566
WEC Energy Group, Inc.	20,935	1,895,664
Xcel Energy, Inc.	34,808	2,212,396
		31,000,170
Total Common Stock
(Cost $474,662,924)		439,920,789

Other Investment Companies 0.3% of net assets

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	12,200	601,948

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.19% (b)	800,430	800,430
Total Other Investment Companies
(Cost $1,356,726)		1,402,378

75
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini expires 06/19/20	6	984,780	21,448
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $755,210.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
76
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
AGL Energy Ltd.	286,599	3,145,426
Alumina Ltd.	1,047,134	1,161,534
AMP Ltd. *	1,497,363	1,381,554
APA Group	512,761	3,623,100
Aristocrat Leisure Ltd.	254,804	4,178,732
ASX Ltd.	84,438	4,452,034
Aurizon Holdings Ltd.	875,475	2,659,563
AusNet Services	827,122	1,008,778
Australia & New Zealand Banking Group Ltd.	1,243,723	13,509,892
Bendigo & Adelaide Bank Ltd.	222,446	941,201
BHP Group Ltd.	1,294,010	26,416,310
BlueScope Steel Ltd.	223,901	1,461,371
Boral Ltd.	528,190	1,026,529
Brambles Ltd.	678,862	4,852,207
Caltex Australia Ltd.	109,486	1,762,712
Challenger Ltd.	252,944	805,586
CIMIC Group Ltd.	43,905	698,896
Coca-Cola Amatil Ltd.	217,100	1,208,724
Cochlear Ltd.	28,464	3,384,296
Coles Group Ltd.	584,877	5,865,043
Commonwealth Bank of Australia	777,083	31,391,420
Computershare Ltd.	217,978	1,714,979
Crown Resorts Ltd.	160,832	1,029,581
CSL Ltd.	199,378	39,741,468
Dexus	484,700	2,877,337
Flight Centre Travel Group Ltd.	61,563	436,294
Fortescue Metals Group Ltd.	606,247	4,633,090
Goodman Group	718,830	6,122,443
Harvey Norman Holdings Ltd.	255,475	458,378
Incitec Pivot Ltd.	693,168	1,072,061
Insurance Australia Group Ltd.	1,024,521	3,827,921
James Hardie Industries plc	193,403	2,776,414
LendLease Group	196,462	1,564,984
LendLease Group, Interim Shares *(a)	48,234	384,224
Macquarie Group Ltd.	147,729	9,786,011
Magellan Financial Group Ltd.	56,180	1,840,267
Medibank Pvt Ltd.	1,232,551	2,159,204
Mirvac Group	1,743,087	2,532,869
National Australia Bank Ltd.	1,067,543	11,697,580
National Australia Bank Ltd., Interim Shares *(a)	197,330	2,162,239
Newcrest Mining Ltd. (a)	341,299	6,104,241
Oil Search Ltd.	876,266	1,719,685
Orica Ltd.	175,222	2,030,593
Origin Energy Ltd.	781,152	2,809,566
Qantas Airways Ltd.	319,090	792,510
QBE Insurance Group Ltd.	644,971	3,492,424
Ramsay Health Care Ltd.	78,447	3,185,855
REA Group Ltd.	23,199	1,327,423
Rio Tinto Ltd.	163,052	9,189,797
Santos Ltd.	791,862	2,517,960
Scentre Group	2,331,506	3,502,498
SEEK Ltd.	149,194	1,665,642
Sonic Healthcare Ltd.	198,133	3,499,078
Security	Number of Shares	Value ($)
South32 Ltd.	2,187,775	2,751,461
Stockland	1,037,495	1,926,530
Suncorp Group Ltd.	558,156	3,318,157
Sydney Airport	482,506	1,965,433
Tabcorp Holdings Ltd.	893,141	1,862,085
Telstra Corp., Ltd.	1,846,989	3,633,422
The GPT Group	864,789	2,376,674
TPG Telecom Ltd.	159,515	761,160
Transurban Group	1,198,678	10,685,935
Treasury Wine Estates Ltd.	312,159	2,053,182
Vicinity Centres	1,369,376	1,310,950
Washington H Soul Pattinson & Co., Ltd.	55,059	662,176
Wesfarmers Ltd.	497,539	12,084,944
Westpac Banking Corp.	1,566,081	16,293,731
WiseTech Global Ltd.	64,917	773,040
Woodside Petroleum Ltd.	411,493	5,892,265
Woolworths Group Ltd.	553,307	12,804,584
Worley Ltd.	142,609	826,597
		335,571,850

Austria 0.2%
ANDRITZ AG	31,366	1,030,608
Erste Group Bank AG	133,117	2,885,023
OMV AG	63,882	2,085,863
Raiffeisen Bank International AG	62,835	1,084,536
Verbund AG	29,157	1,320,161
voestalpine AG	50,198	1,040,404
		9,446,595

Belgium 0.9%
Ageas	78,066	2,813,820
Anheuser-Busch InBev S.A./N.V.	334,823	15,592,713
Colruyt S.A.	24,089	1,443,691
Galapagos N.V. *	19,749	4,363,091
Groupe Bruxelles Lambert S.A.	35,569	2,845,373
KBC Group N.V.	109,558	5,942,526
Proximus	66,473	1,418,761
Solvay S.A.	32,495	2,538,109
Telenet Group Holding N.V.	20,805	868,961
UCB S.A.	55,374	5,074,413
Umicore S.A.	87,580	3,795,760
		46,697,218

Denmark 2.2%
AP Moeller - Maersk A/S, Series A	1,619	1,500,159
AP Moeller - Maersk A/S, Series B	2,915	2,901,162
Carlsberg A/S, Class B	46,763	5,899,291
Chr. Hansen Holding A/S	46,835	4,038,286
Coloplast A/S, Class B	52,220	8,236,340
Danske Bank A/S	287,496	3,413,460
Demant A/S	49,165	1,175,428
DSV PANALPINA A/S	92,933	9,655,756
Genmab A/S *	28,609	6,877,161
H. Lundbeck A/S	30,262	1,104,131
ISS A/S	66,948	995,337
Novo Nordisk A/S, Class B	777,536	49,599,027

77
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Novozymes A/S, Class B	93,113	4,567,808
Orsted A/S	83,101	8,394,067
Pandora A/S	43,479	1,546,049
Tryg A/S	53,233	1,419,714
Vestas Wind Systems A/S	83,048	7,131,591
		118,454,767

Finland 1.0%
Elisa Oyj	63,208	3,841,039
Fortum Oyj	194,535	3,223,473
Kone Oyj, Class B	149,466	9,050,776
Metso Oyj	47,056	1,305,527
Neste Oyj	185,587	6,554,101
Nokia Oyj	2,481,608	8,946,036
Nokian Renkaat Oyj	53,906	1,145,250
Orion Oyj, Class B	46,161	2,345,825
Sampo Oyj, A Shares	194,348	6,442,138
Stora Enso Oyj, R Shares	254,198	2,990,526
UPM-Kymmene Oyj	233,892	6,414,527
Wartsila Oyj Abp	191,141	1,403,018
		53,662,236

France 10.6%
Accor S.A.	78,504	2,183,855
Aeroports de Paris	13,436	1,311,576
Air Liquide S.A.	207,793	26,400,976
Airbus SE *	256,263	16,226,185
Alstom S.A.	84,630	3,471,436
Amundi S.A.	26,406	1,752,674
ArcelorMittal S.A.	294,885	3,221,082
Arkema S.A.	30,602	2,547,095
Atos SE	43,238	3,092,128
AXA S.A.	848,821	15,089,060
BioMerieux	18,150	2,242,503
BNP Paribas S.A.	494,122	15,523,496
Bollore S.A.	390,711	1,035,471
Bollore S.A. - New	1,920	5,134
Bouygues S.A.	98,277	3,023,803
Bureau Veritas S.A.	130,343	2,705,912
Capgemini SE	69,750	6,557,250
Carrefour S.A.	263,747	3,916,965
Casino Guichard Perrachon S.A. (b)	24,170	907,267
Cie de Saint-Gobain	215,441	5,732,434
CNP Assurances *	74,396	767,522
Compagnie Generale des Etablissements Michelin	75,038	7,250,249
Covivio	21,282	1,336,538
Credit Agricole S.A.	503,124	4,046,856
Danone S.A.	271,201	18,901,904
Dassault Aviation S.A.	1,069	870,601
Dassault Systemes SE	57,719	8,454,118
Edenred	106,078	4,273,151
Eiffage S.A.	34,827	2,846,125
Electricite de France S.A.	273,160	2,174,607
Engie S.A.	801,493	8,695,847
EssilorLuxottica S.A.	124,572	15,474,886
Eurazeo SE	17,153	821,511
Eurofins Scientific SE	5,062	2,800,149
Eutelsat Communications S.A.	74,909	838,702
Faurecia SE	32,935	1,180,108
Gecina S.A.	20,314	2,665,419
Getlink SE	194,873	2,485,611
Hermes International	13,902	10,163,334
ICADE	12,793	982,693
Iliad S.A.	6,378	949,817
Ingenico Group S.A.	26,576	3,343,733
Security	Number of Shares	Value ($)
Ipsen S.A.	16,363	1,218,435
JCDecaux S.A.	39,535	818,358
Kering S.A.	33,260	16,919,513
Klepierre S.A.	88,751	1,801,725
L'Oreal S.A.	110,299	32,068,453
Legrand S.A.	117,164	7,854,976
LVMH Moet Hennessy Louis Vuitton SE	122,081	47,195,604
Natixis S.A.	400,181	944,736
Orange S.A.	876,324	10,646,489
Pernod-Ricard S.A.	93,217	14,233,828
Peugeot S.A.	261,042	3,700,437
Publicis Groupe S.A.	94,916	2,801,821
Remy Cointreau S.A.	9,979	1,113,122
Renault S.A.	83,966	1,654,522
Safran S.A.	143,718	13,361,617
Sanofi	495,407	48,388,249
Sartorius Stedim Biotech	12,298	2,948,730
Schneider Electric SE	242,863	22,443,538
SCOR SE	69,331	1,953,379
SEB S.A.	9,847	1,180,927
SES S.A.	156,197	1,040,582
Societe Generale S.A.	355,528	5,577,888
Sodexo S.A.	39,221	3,135,542
STMicroelectronics N.V.	300,050	7,726,723
Suez	149,530	1,691,370
Teleperformance	25,697	5,756,357
Thales S.A.	47,338	3,584,960
TOTAL S.A.	1,054,106	37,412,723
UbiSoft Entertainment S.A.	40,191	2,989,479
Unibail-Rodamco-Westfield	61,470	3,639,726
Valeo S.A.	107,258	2,458,662
Veolia Environnement S.A.	235,571	5,022,007
Vinci S.A.	225,941	18,509,523
Vivendi S.A.	363,573	7,857,958
Wendel SE	12,085	1,036,724
Worldline S.A. *	60,169	4,075,204
		563,033,670

Germany 7.9%
adidas AG	79,203	18,132,132
Allianz SE	183,258	33,725,200
Aroundtown S.A.	544,177	2,927,059
BASF SE	403,582	20,653,900
Bayer AG	431,653	28,389,540
Bayerische Motoren Werke AG	145,930	8,584,358
Beiersdorf AG	43,985	4,602,080
Brenntag AG	68,565	3,104,481
Carl Zeiss Meditec AG	17,661	1,741,511
Commerzbank AG	439,465	1,620,278
Continental AG	48,839	4,081,058
Covestro AG	77,220	2,593,906
Daimler AG	399,406	13,660,878
Delivery Hero SE *	49,405	4,190,292
Deutsche Bank AG	861,333	6,379,225
Deutsche Boerse AG	83,518	12,948,500
Deutsche Lufthansa AG	101,977	912,967
Deutsche Post AG	434,701	12,913,741
Deutsche Telekom AG *	1,464,523	21,410,763
Deutsche Wohnen SE	157,682	6,390,559
E.ON SE	985,286	9,869,873
Evonik Industries AG	91,767	2,257,507
Fraport AG Frankfurt Airport Services Worldwide	18,332	803,005
Fresenius Medical Care AG & Co. KGaA	93,570	7,333,128
Fresenius SE & Co. KGaA	183,427	7,944,757

78
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GEA Group AG	68,269	1,566,629
Hannover Rueck SE	26,267	4,185,239
HeidelbergCement AG	65,050	3,084,094
Henkel AG & Co. KGaA	45,101	3,515,773
HOCHTIEF AG	10,388	812,874
Infineon Technologies AG	549,426	10,214,336
KION Group AG	29,075	1,442,184
Knorr-Bremse AG	21,176	1,969,441
LANXESS AG	36,992	1,820,206
Merck KGaA	56,813	6,593,625
METRO AG	80,819	706,139
MTU Aero Engines AG	23,196	3,158,725
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,415	13,889,423
Puma SE	37,128	2,332,212
QIAGEN N.V.	98,777	4,113,300
RWE AG	256,715	7,385,097
SAP SE	431,709	51,419,631
Siemens AG	336,034	31,010,259
Siemens Healthineers AG	66,653	2,934,322
Symrise AG	56,335	5,707,274
Telefonica Deutschland Holding AG	389,018	1,106,663
ThyssenKrupp AG *	175,396	1,166,770
Uniper SE	89,499	2,407,739
United Internet AG	43,950	1,512,255
Volkswagen AG	14,132	2,089,328
Vonovia SE	226,045	11,177,663
Wirecard AG	51,416	5,087,999
Zalando SE *	61,817	3,029,878
		422,609,776

Hong Kong 3.8%
AIA Group Ltd.	5,359,800	49,190,993
ASM Pacific Technology Ltd.	137,100	1,385,355
BeiGene Ltd. ADR	16,875	2,579,006
BOC Hong Kong (Holdings) Ltd.	1,640,090	5,033,654
Budweiser Brewing Co. APAC Ltd.	597,500	1,623,660
CK Asset Holdings Ltd.	1,146,525	7,244,594
CK Hutchison Holdings Ltd.	1,197,025	8,872,554
CK Infrastructure Holdings Ltd.	293,000	1,740,423
CLP Holdings Ltd.	728,426	7,797,163
Dairy Farm International Holdings Ltd.	153,000	733,210
Galaxy Entertainment Group Ltd.	963,000	6,193,539
Hang Lung Properties Ltd.	873,000	1,867,527
Hang Seng Bank Ltd.	339,140	5,931,575
Henderson Land Development Co., Ltd.	651,735	2,656,216
HK Electric Investments & HK Electric Investments Ltd.	1,161,604	1,201,810
HKT Trust & HKT Ltd.	1,693,000	2,732,028
Hong Kong & China Gas Co., Ltd.	4,508,260	8,079,701
Hong Kong Exchanges & Clearing Ltd.	530,465	17,007,841
Hongkong Land Holdings Ltd.	508,500	2,127,129
Jardine Matheson Holdings Ltd.	95,975	4,203,813
Jardine Strategic Holdings Ltd.	95,644	2,056,049
Kerry Properties Ltd.	297,500	821,687
Link REIT	930,000	8,290,244
Melco Resorts & Entertainment Ltd. ADR	98,111	1,552,116
MTR Corp., Ltd.	681,091	3,773,466
New World Development Co., Ltd.	2,735,113	3,231,381
NWS Holdings Ltd.	706,000	735,770
PCCW Ltd.	1,887,000	1,155,946
Security	Number of Shares	Value ($)
Power Assets Holdings Ltd.	614,938	4,120,251
Sands China Ltd.	1,073,600	4,346,465
Sino Land Co., Ltd.	1,390,472	1,943,226
SJM Holdings Ltd.	878,864	867,740
Sun Hung Kai Properties Ltd.	705,604	9,648,305
Swire Pacific Ltd., Class A	226,590	1,473,554
Swire Properties Ltd.	507,200	1,422,578
Techtronic Industries Co., Ltd.	609,000	4,617,747
The Bank of East Asia Ltd.	565,969	1,198,952
Vitasoy International Holdings Ltd. (b)	340,000	1,212,607
WH Group Ltd.	4,241,000	4,044,864
Wharf Real Estate Investment Co., Ltd.	535,188	2,265,703
Wheelock & Co., Ltd.	360,000	2,638,433
Wynn Macau Ltd.	698,000	1,205,358
Yue Yuen Industrial Holdings Ltd.	305,500	487,321
		201,311,554

Ireland 0.6%
AIB Group plc	333,894	462,049
Bank of Ireland Group plc	445,400	914,004
CRH plc	347,260	10,535,379
Flutter Entertainment plc	34,766	4,278,753
Kerry Group plc, Class A	69,755	8,003,371
Kingspan Group plc	68,262	3,478,427
Smurfit Kappa Group plc	99,465	3,115,864
		30,787,847

Israel 0.6%
Azrieli Group Ltd.	18,021	1,067,083
Bank Hapoalim B.M.	503,948	3,230,082
Bank Leumi Le-Israel B.M.	649,737	3,500,847
Check Point Software Technologies Ltd.	53,348	5,641,017
CyberArk Software Ltd. *	16,497	1,629,244
Elbit Systems Ltd.	10,515	1,425,489
ICL Ltd.	304,605	1,062,774
Israel Discount Bank Ltd., Class A	518,054	1,680,729
Mizrahi Tefahot Bank Ltd.	62,945	1,289,184
Nice Ltd.	27,126	4,454,886
Teva Pharmaceutical Industries Ltd. ADR	477,824	5,131,830
Wix.com Ltd. *	21,604	2,826,019
		32,939,184

Italy 2.1%
Assicurazioni Generali S.p.A.	481,428	6,868,356
Atlantia S.p.A.	218,169	3,576,496
CNH Industrial N.V. *	445,170	2,784,624
Davide Campari-Milano S.p.A.	253,994	1,974,132
Enel S.p.A.	3,573,131	24,406,070
Eni S.p.A.	1,117,016	10,641,057
EXOR N.V.	47,525	2,591,752
Ferrari N.V.	52,976	8,279,900
Fiat Chrysler Automobiles N.V.	477,823	4,144,606
FinecoBank Banca Fineco S.p.A.	271,305	3,022,776
Intesa Sanpaolo S.p.A.	6,542,617	10,216,319
Leonardo S.p.A.	174,971	1,208,365
Mediobanca Banca di Credito Finanziario S.p.A.	267,841	1,557,095
Moncler S.p.A.	79,124	2,975,607
Pirelli & C S.p.A.	178,195	690,042
Poste Italiane S.p.A	229,108	1,948,997

79
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Prysmian S.p.A.	105,784	1,995,931
Recordati S.p.A.	45,954	2,001,191
Snam S.p.A.	895,362	4,016,494
Telecom Italia S.p.A.	3,994,847	1,586,388
Telecom Italia S.p.A. - RSP	2,653,128	1,058,144
Tenaris S.A.	213,239	1,475,431
Terna - Rete Elettrica Nationale S.p.A.	624,207	3,908,739
UniCredit S.p.A.	883,081	6,819,830
		109,748,342

Japan 25.6%
ABC-Mart, Inc.	14,380	730,772
Acom Co., Ltd.	167,800	677,950
Advantest Corp.	87,398	4,240,675
Aeon Co., Ltd.	286,900	5,775,752
AEON Financial Service Co., Ltd.	49,600	515,803
Aeon Mall Co., Ltd.	49,000	615,964
AGC, Inc.	81,393	2,007,164
Air Water, Inc.	79,400	1,070,448
Aisin Seiki Co., Ltd.	70,600	2,033,239
Ajinomoto Co., Inc.	195,000	3,473,101
Alfresa Holdings Corp.	83,200	1,659,121
Alps Alpine Co., Ltd.	87,279	900,224
Amada Co., Ltd.	142,300	1,286,255
ANA Holdings, Inc.	51,600	1,096,498
Aozora Bank Ltd.	51,200	911,161
Asahi Group Holdings Ltd.	158,700	5,456,949
Asahi Intecc Co., Ltd.	85,800	2,272,948
Asahi Kasei Corp.	549,900	3,901,250
Astellas Pharma, Inc.	830,350	13,733,280
Bandai Namco Holdings, Inc.	87,200	4,357,071
Benesse Holdings, Inc.	31,700	902,733
Bridgestone Corp.	250,957	7,811,615
Brother Industries Ltd.	98,400	1,667,732
Calbee, Inc.	34,400	1,040,861
Canon, Inc.	439,495	9,244,836
Casio Computer Co., Ltd.	86,000	1,357,237
Central Japan Railway Co.	63,300	9,960,536
Chubu Electric Power Co., Inc.	280,800	3,797,533
Chugai Pharmaceutical Co., Ltd.	98,400	11,729,447
Coca-Cola Bottlers Japan Holdings, Inc.	52,800	945,423
Concordia Financial Group Ltd.	458,900	1,406,058
Credit Saison Co., Ltd.	67,900	771,150
CyberAgent, Inc.	45,000	1,889,368
Dai Nippon Printing Co., Ltd.	108,148	2,280,204
Dai-ichi Life Holdings, Inc.	472,900	5,926,487
Daicel Corp.	115,100	934,316
Daifuku Co., Ltd.	44,630	3,123,241
Daiichi Sankyo Co., Ltd.	249,300	17,137,190
Daikin Industries Ltd.	109,500	14,052,234
Daito Trust Construction Co., Ltd.	31,600	3,004,700
Daiwa House Industry Co., Ltd.	248,500	6,297,071
Daiwa House REIT Investment Corp.	857	2,073,597
Daiwa Securities Group, Inc.	681,400	2,833,555
Denso Corp.	189,900	6,675,316
Dentsu Group, Inc.	97,000	2,025,734
Disco Corp.	11,900	2,657,438
East Japan Railway Co.	132,760	9,694,132
Eisai Co., Ltd.	110,800	7,735,054
Electric Power Development Co., Ltd.	62,700	1,254,885
FamilyMart Co., Ltd.	109,200	1,851,773
Fanuc Corp.	85,200	13,905,768
Fast Retailing Co., Ltd.	25,600	12,140,718
Fuji Electric Co., Ltd.	54,600	1,302,340
FUJIFILM Holdings Corp.	158,311	7,540,755
Security	Number of Shares	Value ($)
Fujitsu Ltd.	86,400	8,393,620
Fukuoka Financial Group, Inc.	75,800	1,082,920
GMO Payment Gateway, Inc.	17,800	1,586,858
Hakuhodo DY Holdings, Inc.	102,500	1,135,493
Hamamatsu Photonics K.K.	62,400	2,727,456
Hankyu Hanshin Holdings, Inc.	100,500	3,438,390
Hikari Tsushin, Inc.	9,293	1,798,475
Hino Motors Ltd.	125,700	747,755
Hirose Electric Co., Ltd.	14,564	1,599,082
Hisamitsu Pharmaceutical Co., Inc.	23,200	1,093,080
Hitachi Construction Machinery Co., Ltd.	46,653	1,094,583
Hitachi Ltd.	424,915	12,611,232
Hitachi Metals Ltd.	90,700	873,961
Honda Motor Co., Ltd.	716,539	17,400,546
Hoshizaki Corp.	23,500	1,790,860
Hoya Corp.	166,307	15,166,087
Hulic Co., Ltd.	130,900	1,294,595
Idemitsu Kosan Co., Ltd.	85,903	1,951,975
IHI Corp.	62,400	773,426
Iida Group Holdings Co., Ltd.	64,600	858,048
Inpex Corp.	456,600	2,947,395
Isetan Mitsukoshi Holdings Ltd.	142,500	866,890
Isuzu Motors Ltd.	244,700	1,859,610
ITOCHU Corp.	591,900	11,604,263
Itochu Techno-Solutions Corp.	41,487	1,267,617
J. Front Retailing Co., Ltd.	99,849	814,572
Japan Airlines Co., Ltd.	48,000	856,214
Japan Airport Terminal Co., Ltd.	22,100	896,205
Japan Exchange Group, Inc.	222,500	4,138,596
Japan Post Bank Co., Ltd.	176,600	1,639,764
Japan Post Holdings Co., Ltd.	689,900	5,518,432
Japan Post Insurance Co., Ltd.	98,000	1,252,117
Japan Prime Realty Investment Corp.	335	927,951
Japan Real Estate Investment Corp.	585	3,159,735
Japan Retail Fund Investment Corp.	1,167	1,272,293
Japan Tobacco, Inc.	527,300	9,819,937
JFE Holdings, Inc.	212,500	1,410,157
JGC Holdings Corp.	97,400	940,571
JSR Corp.	84,600	1,591,414
JTEKT Corp.	92,000	673,949
JXTG Holdings, Inc.	1,343,000	4,761,420
Kajima Corp.	197,500	2,052,176
Kakaku.com, Inc.	59,200	1,207,996
Kamigumi Co., Ltd.	47,900	843,301
Kansai Paint Co., Ltd.	77,500	1,472,078
Kao Corp.	211,819	16,334,694
Kawasaki Heavy Industries Ltd.	61,100	923,225
KDDI Corp.	776,200	22,482,065
Keihan Holdings Co., Ltd.	41,700	1,874,236
Keikyu Corp.	95,000	1,561,387
Keio Corp.	44,900	2,539,882
Keisei Electric Railway Co., Ltd.	57,756	1,742,170
Keyence Corp.	80,100	28,596,664
Kikkoman Corp.	64,877	2,981,099
Kintetsu Group Holdings Co., Ltd.	76,200	3,640,116
Kirin Holdings Co., Ltd.	361,300	6,972,453
Kobayashi Pharmaceutical Co., Ltd.	22,000	2,039,347
Koito Manufacturing Co., Ltd.	45,100	1,698,816
Komatsu Ltd.	406,309	7,687,739
Konami Holdings Corp.	40,700	1,277,949
Konica Minolta, Inc.	197,777	765,321
Kose Corp.	14,400	1,800,178
Kubota Corp.	454,500	5,644,297
Kuraray Co., Ltd.	139,700	1,397,497
Kurita Water Industries Ltd.	42,300	1,180,122
Kyocera Corp.	140,900	7,528,343
Kyowa Kirin Co., Ltd.	108,100	2,508,962

80
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kyushu Electric Power Co., Inc.	169,200	1,340,733
Kyushu Railway Co.	69,800	1,877,838
Lawson, Inc.	21,700	1,127,956
LINE Corp.	26,100	1,276,697
Lion Corp.	97,700	2,053,879
LIXIL Group Corp.	119,587	1,434,532
M3, Inc.	193,900	6,998,621
Makita Corp.	99,500	3,239,959
Marubeni Corp.	683,700	3,292,589
Marui Group Co., Ltd.	82,146	1,344,641
Maruichi Steel Tube Ltd.	26,600	598,098
Mazda Motor Corp.	253,100	1,430,862
McDonald's Holdings Co., Ltd.	29,900	1,461,985
Mebuki Financial Group, Inc.	390,980	821,316
Medipal Holdings Corp.	82,200	1,585,732
MEIJI Holdings Co., Ltd.	50,400	3,500,470
Mercari, Inc. (b)	34,060	860,059
Minebea Mitsumi, Inc.	159,200	2,588,463
MISUMI Group, Inc.	125,700	2,985,798
Mitsubishi Chemical Holdings Corp.	561,600	3,191,907
Mitsubishi Corp.	593,600	12,589,061
Mitsubishi Electric Corp.	802,800	9,878,169
Mitsubishi Estate Co., Ltd.	519,702	8,407,806
Mitsubishi Gas Chemical Co., Inc.	68,200	835,507
Mitsubishi Heavy Industries Ltd.	139,800	3,584,979
Mitsubishi Materials Corp.	48,600	995,442
Mitsubishi Motors Corp.	285,600	809,357
Mitsubishi UFJ Financial Group, Inc.	5,410,909	21,860,071
Mitsubishi UFJ Lease & Finance Co., Ltd.	173,638	829,128
Mitsui & Co., Ltd.	727,700	10,157,486
Mitsui Chemicals, Inc.	80,600	1,582,423
Mitsui Fudosan Co., Ltd.	387,277	7,120,840
Mitsui O.S.K. Lines Ltd.	49,300	855,092
Mizuho Financial Group, Inc.	10,619,034	12,365,008
MonotaRO Co., Ltd.	55,400	1,780,079
MS&AD Insurance Group Holdings, Inc.	208,162	5,997,165
Murata Manufacturing Co., Ltd.	252,500	14,227,607
Nabtesco Corp.	50,100	1,433,628
Nagoya Railroad Co., Ltd.	81,600	2,335,078
NEC Corp.	108,000	4,144,476
Nexon Co., Ltd.	217,200	3,506,907
NGK Insulators Ltd.	113,100	1,479,667
NGK Spark Plug Co., Ltd.	67,100	1,004,635
NH Foods Ltd.	35,200	1,249,459
Nidec Corp.	196,600	11,444,882
Nikon Corp.	138,100	1,284,580
Nintendo Co., Ltd.	49,139	20,290,672
Nippon Building Fund, Inc.	583	3,476,565
Nippon Express Co., Ltd.	34,300	1,675,284
Nippon Paint Holdings Co., Ltd.	63,700	3,681,570
Nippon Prologis REIT, Inc.	865	2,394,574
Nippon Shinyaku Co., Ltd.	20,400	1,432,563
Nippon Steel Corp.	352,041	2,961,943
Nippon Telegraph & Telephone Corp.	566,012	12,890,151
Nippon Yusen K.K.	65,700	864,843
Nissan Chemical Corp.	54,800	2,102,602
Nissan Motor Co., Ltd.	1,031,196	3,509,975
Nisshin Seifun Group, Inc.	87,300	1,356,475
Nissin Foods Holdings Co., Ltd.	27,800	2,285,257
Nitori Holdings Co., Ltd.	35,100	5,379,977
Nitto Denko Corp.	69,700	3,481,754
Nomura Holdings, Inc.	1,457,000	6,045,989
Nomura Real Estate Holdings, Inc.	53,900	876,427
Nomura Real Estate Master Fund, Inc.	1,825	2,075,416
Nomura Research Institute Ltd.	148,700	3,640,328
Security	Number of Shares	Value ($)
NSK Ltd.	155,700	1,077,700
NTT Data Corp.	279,000	2,846,964
NTT DOCOMO, Inc.	586,200	17,276,031
Obayashi Corp.	284,100	2,483,203
Obic Co., Ltd.	28,300	4,246,740
Odakyu Electric Railway Co., Ltd.	130,800	2,884,444
Oji Holdings Corp.	376,800	1,913,199
Olympus Corp.	512,100	8,125,422
Omron Corp.	81,300	4,775,166
Ono Pharmaceutical Co., Ltd.	161,300	3,886,089
Oracle Corp., Japan	17,100	1,760,411
Oriental Land Co., Ltd.	87,800	11,101,888
ORIX Corp.	581,900	6,847,502
Orix JREIT, Inc.	1,172	1,401,115
Osaka Gas Co., Ltd.	162,800	3,031,629
Otsuka Corp.	45,700	2,069,189
Otsuka Holdings Co., Ltd.	171,600	6,744,574
Pan Pacific International Holdings Corp.	197,100	3,818,554
Panasonic Corp.	969,512	7,390,576
Park24 Co., Ltd.	49,900	783,479
PeptiDream, Inc.	40,900	1,525,515
Persol Holdings Co., Ltd.	76,400	878,659
Pigeon Corp.	50,100	1,784,053
Pola Orbis Holdings, Inc.	41,700	744,154
Rakuten, Inc.	382,820	3,246,020
Recruit Holdings Co., Ltd.	596,100	17,388,943
Renesas Electronics Corp.	339,900	1,794,816
Resona Holdings, Inc.	933,585	2,915,619
Ricoh Co., Ltd.	292,300	1,992,460
Rinnai Corp.	14,800	1,121,033
Rohm Co., Ltd.	41,700	2,636,433
Ryohin Keikaku Co., Ltd.	102,802	1,223,498
Sankyo Co., Ltd.	20,000	549,130
Santen Pharmaceutical Co., Ltd.	157,900	2,795,086
SBI Holdings, Inc.	102,790	1,919,842
Secom Co., Ltd.	92,300	7,681,136
Sega Sammy Holdings, Inc.	75,100	909,673
Seibu Holdings, Inc.	87,300	1,047,352
Seiko Epson Corp.	120,600	1,369,482
Sekisui Chemical Co., Ltd.	162,600	2,060,808
Sekisui House Ltd.	272,300	4,671,227
Seven & i Holdings Co., Ltd.	331,103	10,965,153
Seven Bank Ltd.	255,900	693,697
SG Holdings Co., Ltd.	62,464	1,737,939
Sharp Corp.	91,800	1,010,541
Shimadzu Corp.	98,800	2,460,504
Shimamura Co., Ltd.	10,500	661,987
Shimano, Inc.	32,500	4,789,058
Shimizu Corp.	257,500	1,977,615
Shin-Etsu Chemical Co., Ltd.	155,760	17,180,638
Shinsei Bank Ltd.	89,100	1,074,806
Shionogi & Co., Ltd.	118,300	6,533,415
Shiseido Co., Ltd.	175,800	10,335,844
Showa Denko K.K.	59,200	1,295,766
SMC Corp.	25,200	11,390,962
Softbank Corp.	736,400	10,028,278
SoftBank Group Corp.	688,600	29,515,186
Sohgo Security Services Co., Ltd.	31,700	1,512,154
Sompo Holdings, Inc.	146,900	4,764,776
Sony Corp.	558,900	35,967,492
Sony Financial Holdings, Inc.	65,600	1,243,556
Square Enix Holdings Co., Ltd.	40,300	1,651,738
Stanley Electric Co., Ltd.	55,847	1,272,436
Subaru Corp.	269,300	5,389,905
Sumco Corp.	110,000	1,566,080
Sumitomo Chemical Co., Ltd.	664,600	2,038,462
Sumitomo Corp.	521,300	5,897,047

81
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sumitomo Dainippon Pharma Co., Ltd.	70,100	969,878
Sumitomo Electric Industries Ltd.	331,100	3,406,504
Sumitomo Heavy Industries Ltd.	47,000	990,486
Sumitomo Metal Mining Co., Ltd.	103,200	2,572,057
Sumitomo Mitsui Financial Group, Inc.	574,246	15,101,078
Sumitomo Mitsui Trust Holdings, Inc.	139,300	4,055,960
Sumitomo Realty & Development Co., Ltd.	148,100	3,966,493
Sumitomo Rubber Industries Ltd.	76,200	739,638
Sundrug Co., Ltd.	32,300	1,105,902
Suntory Beverage & Food Ltd.	61,800	2,327,282
Suzuken Co., Ltd.	31,200	1,202,399
Suzuki Motor Corp.	160,900	5,135,164
Sysmex Corp.	73,300	5,064,092
T&D Holdings, Inc.	233,200	2,015,725
Taiheiyo Cement Corp.	52,100	1,022,767
Taisei Corp.	90,000	2,805,488
Taisho Pharmaceutical Holdings Co., Ltd.	15,100	943,392
Taiyo Nippon Sanso Corp.	55,200	856,192
Takeda Pharmaceutical Co., Ltd.	658,190	23,735,281
TDK Corp.	56,600	4,879,347
Teijin Ltd.	78,300	1,248,708
Terumo Corp.	283,700	9,413,905
The Bank of Kyoto Ltd.	23,909	818,366
The Chiba Bank Ltd.	235,900	1,094,580
The Chugoku Electric Power Co., Inc.	125,200	1,684,573
The Kansai Electric Power Co., Inc.	313,100	3,208,386
The Shizuoka Bank Ltd.	195,600	1,187,531
The Yokohama Rubber Co., Ltd.	53,000	674,102
THK Co., Ltd.	52,042	1,244,054
Tobu Railway Co., Ltd.	84,800	2,876,420
Toho Co., Ltd.	49,908	1,634,370
Toho Gas Co., Ltd.	32,260	1,585,084
Tohoku Electric Power Co., Inc.	188,400	1,773,220
Tokio Marine Holdings, Inc.	280,899	13,178,574
Tokyo Century Corp.	19,377	662,382
Tokyo Electric Power Co. Holdings, Inc.	674,790	2,271,551
Tokyo Electron Ltd.	69,000	14,695,678
Tokyo Gas Co., Ltd.	163,840	3,595,618
Tokyu Corp.	218,600	3,290,360
Tokyu Fudosan Holdings Corp.	263,900	1,291,056
Toppan Printing Co., Ltd.	125,400	1,862,831
Toray Industries, Inc.	608,100	2,787,960
Toshiba Corp.	168,617	4,181,325
Tosoh Corp.	114,900	1,404,277
TOTO Ltd.	62,300	2,168,485
Toyo Seikan Group Holdings Ltd.	58,500	593,475
Toyo Suisan Kaisha Ltd.	38,400	1,846,534
Toyoda Gosei Co., Ltd.	28,600	532,682
Toyota Industries Corp.	65,000	3,271,685
Toyota Motor Corp.	1,003,503	62,043,442
Toyota Tsusho Corp.	94,469	2,248,759
Trend Micro, Inc.	55,000	2,790,250
Tsuruha Holdings, Inc.	16,500	2,212,372
Unicharm Corp.	177,100	6,526,755
United Urban Investment Corp.	1,320	1,324,292
USS Co., Ltd.	95,000	1,504,310
Welcia Holdings Co., Ltd.	20,500	1,488,266
West Japan Railway Co.	70,900	4,381,451
Yakult Honsha Co., Ltd.	52,500	3,049,762
Yamada Denki Co., Ltd.	282,700	1,340,606
Yamaha Corp.	64,400	2,599,523
Yamaha Motor Co., Ltd.	121,700	1,565,765
Security	Number of Shares	Value ($)
Yamato Holdings Co., Ltd.	137,000	2,391,151
Yamazaki Baking Co., Ltd.	54,000	954,939
Yaskawa Electric Corp.	106,700	3,478,921
Yokogawa Electric Corp.	102,800	1,401,201
Z Holdings Corp.	1,158,500	4,471,028
ZOZO, Inc.	49,300	795,482
		1,366,484,372

Netherlands 4.2%
ABN AMRO Group N.V. CVA	181,784	1,394,455
Adyen N.V. *	4,565	4,508,301
Aegon N.V.	774,590	2,003,589
AerCap Holdings N.V.	54,469	1,531,668
Akzo Nobel N.V.	88,795	6,738,636
Altice Europe N.V.	266,285	1,062,397
ASML Holding N.V.	186,977	54,613,228
Coca-Cola European Partners plc	99,807	3,956,350
Heineken Holding N.V.	50,976	3,971,790
Heineken N.V.	113,841	9,683,298
ING Groep N.V.	1,711,576	9,589,593
Just Eat Takeaway.com N.V	50,335	5,173,994
Koninklijke Ahold Delhaize N.V.	483,580	11,741,484
Koninklijke DSM N.V.	79,740	9,773,082
Koninklijke KPN N.V.	1,587,811	3,657,270
Koninklijke Philips N.V.	397,660	17,334,984
Koninklijke Vopak N.V.	30,898	1,781,690
NN Group N.V.	137,363	3,973,576
NXP Semiconductors N.V.	122,787	12,225,902
Prosus N.V.	214,075	16,229,213
Randstad N.V.	52,951	2,131,041
Unilever N.V.	644,519	32,096,580
Wolters Kluwer N.V.	119,841	8,814,716
		223,986,837

New Zealand 0.3%
a2 Milk Co., Ltd.	325,699	3,876,445
Auckland International Airport Ltd.	529,722	1,956,150
Fisher & Paykel Healthcare Corp., Ltd.	250,281	4,181,379
Fletcher Building Ltd.	361,364	809,635
Mercury NZ Ltd.	292,846	814,096
Meridian Energy Ltd.	576,418	1,570,566
Ryman Healthcare Ltd.	172,296	1,256,874
Spark New Zealand Ltd.	805,953	2,181,161
		16,646,306

Norway 0.6%
Aker BP A.S.A.	49,735	816,523
DNB A.S.A.	414,501	5,018,740
Equinor A.S.A.	438,902	6,077,394
Gjensidige Forsikring A.S.A.	87,828	1,549,710
Mowi A.S.A.	195,736	3,352,371
Norsk Hydro A.S.A.	581,403	1,474,937
Orkla A.S.A.	332,852	3,006,611
Schibsted A.S.A., B Shares	42,667	828,695
Telenor A.S.A.	315,260	4,835,785
Yara International A.S.A.	77,928	2,646,781
		29,607,547

Portugal 0.2%
Banco Espirito Santo S.A. *(a)	470,491	—
EDP - Energias de Portugal S.A.	1,115,634	4,701,136

82
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Galp Energia, SGPS, S.A.	223,273	2,576,818
Jeronimo Martins, SGPS, S.A.	112,066	1,899,913
		9,177,867

Singapore 1.2%
Ascendas Real Estate Investment Trust	1,286,024	2,689,437
CapitaLand Commercial Trust	1,233,600	1,401,796
CapitaLand Ltd.	1,141,700	2,422,418
CapitaLand Mall Trust	1,117,900	1,487,367
City Developments Ltd.	201,100	1,124,098
ComfortDelGro Corp., Ltd.	986,500	1,150,084
DBS Group Holdings Ltd.	786,946	11,079,497
Genting Singapore Ltd.	2,722,600	1,510,683
Jardine Cycle & Carriage Ltd.	43,200	614,214
Keppel Corp., Ltd.	645,900	2,726,811
Mapletree Commercial Trust	929,600	1,280,042
Oversea-Chinese Banking Corp., Ltd.	1,447,387	9,234,779
SATS Ltd.	297,500	689,246
Sembcorp Industries Ltd.	467,400	535,456
Singapore Airlines Ltd.	245,300	1,060,740
Singapore Exchange Ltd.	350,000	2,386,685
Singapore Press Holdings Ltd.	705,400	757,495
Singapore Technologies Engineering Ltd.	681,749	1,651,021
Singapore Telecommunications Ltd.	3,587,137	7,167,950
Suntec Real Estate Investment Trust	874,500	863,762
United Overseas Bank Ltd.	551,433	7,879,483
UOL Group Ltd.	202,872	975,747
Venture Corp., Ltd.	123,400	1,379,079
Wilmar International Ltd.	831,334	2,093,532
Yangzijiang Shipbuilding Holdings Ltd.	1,018,400	706,190
		64,867,612

Spain 2.4%
ACS Actividades de Construccion y Servicios S.A.	110,822	2,771,261
Aena SME S.A.	29,489	3,732,874
Amadeus IT Group S.A.	189,469	9,043,820
Banco Bilbao Vizcaya Argentaria S.A.	2,931,965	9,583,942
Banco De Sabadell S.A.	2,589,550	1,073,617
Banco Santander S.A.	7,302,200	16,315,940
Bankia S.A.	543,099	552,679
Bankinter S.A.	304,756	1,258,100
CaixaBank S.A.	1,563,363	2,812,686
Cellnex Telecom S.A.	109,717	5,738,722
Enagas S.A.	110,257	2,573,588
Endesa S.A.	138,484	3,071,598
Ferrovial S.A.	213,247	5,339,665
Grifols S.A.	130,193	4,443,080
Iberdrola S.A.	2,705,346	26,912,174
Industria de Diseno Textil S.A.	479,420	12,279,093
Mapfre S.A.	462,706	849,064
Naturgy Energy Group S.A.	131,387	2,321,278
Red Electrica Corp. S.A.	191,926	3,378,256
Repsol S.A.	619,723	5,625,118
Siemens Gamesa Renewable Energy S.A.	102,678	1,527,408
Telefonica S.A.	2,054,010	9,391,928
		130,595,891

Security	Number of Shares	Value ($)
Sweden 2.8%
Alfa Laval AB	139,701	2,610,583
Assa Abloy AB, B Shares	440,338	7,882,898
Atlas Copco AB, A Shares	293,153	10,103,360
Atlas Copco AB, B Shares	173,577	5,369,058
Boliden AB	119,214	2,403,044
Electrolux AB, B Shares	98,890	1,352,208
Epiroc AB, A Shares	285,592	2,858,097
Epiroc AB, B Shares	172,701	1,703,885
Essity AB, B Shares	266,522	8,633,541
Hennes & Mauritz AB, B Shares	357,073	4,881,041
Hexagon AB, B Shares	115,247	5,655,394
Husqvarna AB, B Shares	180,380	1,085,399
ICA Gruppen AB	40,538	1,773,756
Industrivarden AB, C Shares	73,034	1,494,494
Investor AB, B Shares	199,338	9,906,734
Kinnevik AB, B Shares	107,121	2,201,653
LE Lundbergfortagen AB, B Shares	33,316	1,398,839
Lundin Energy AB	81,030	2,084,825
Millicom International Cellular S.A. SDR	41,133	1,068,886
Nordea Bank Abp (c)	1,408,060	9,031,207
Nordea Bank Abp (c)	16,453	105,269
Sandvik AB *	496,323	7,635,143
Securitas AB, B Shares	136,047	1,609,736
Skandinaviska Enskilda Banken AB, A Shares	712,756	5,867,735
Skanska AB, B Shares	147,810	2,812,191
SKF AB, B Shares	169,641	2,677,548
Svenska Handelsbanken AB, A Shares	682,618	6,230,485
Swedbank AB, A Shares	395,778	4,683,692
Swedish Match AB	74,221	4,586,594
Tele2 AB, B Shares	223,173	2,877,729
Telefonaktiebolaget LM Ericsson, B Shares	1,350,448	11,537,089
Telia Co. AB	1,193,976	4,151,409
Volvo AB, B Shares	653,206	8,370,549
		146,644,071

Switzerland 10.4%
ABB Ltd.	810,188	15,379,207
Adecco Group AG	68,967	3,018,044
Alcon, Inc.	182,598	9,636,976
Baloise Holding AG	21,646	3,238,619
Barry Callebaut AG	1,307	2,559,143
Chocoladefabriken Lindt & Spruengli AG	45	3,778,035
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	465	3,622,346
Cie Financiere Richemont S.A.	229,224	13,004,664
Clariant AG	87,328	1,614,323
Credit Suisse Group AG	1,123,364	10,257,029
Dufry AG	17,136	561,127
EMS-Chemie Holding AG	3,606	2,331,900
Geberit AG	16,248	7,266,152
Givaudan S.A.	4,059	13,610,977
Julius Baer Group Ltd.	99,483	3,907,210
Kuehne & Nagel International AG	23,910	3,420,140
LafargeHolcim Ltd.	216,585	8,995,416
Lonza Group AG	32,745	14,298,614
Nestle S.A.	1,307,291	138,455,215
Novartis AG	943,883	80,549,515
Pargesa Holding S.A.	16,655	1,184,779
Partners Group Holding AG	8,205	6,465,868
Roche Holding AG	308,659	106,887,792

83
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Schindler Holding AG	8,914	1,916,915
Schindler Holding AG - Participation Certificates	17,745	3,949,248
SGS S.A.	2,654	5,986,630
Sika AG	56,064	9,273,499
Sonova Holding AG	23,910	4,318,472
Straumann Holding AG	4,587	3,489,914
Swiss Life Holding AG	14,707	5,215,443
Swiss Prime Site AG	33,096	3,150,954
Swiss Re AG	129,545	9,413,555
Swisscom AG	11,368	5,906,720
Temenos AG	29,099	3,770,691
The Swatch Group AG	21,934	852,737
The Swatch Group AG - Bearer Shares	13,026	2,613,819
UBS Group AG	1,696,458	18,164,815
Vifor Pharma AG	19,880	2,982,477
Zurich Insurance Group AG	65,744	20,844,420
		555,893,400

United Kingdom 14.8%
3i Group plc	427,190	4,196,655
Admiral Group plc	83,969	2,450,263
Anglo American plc	452,847	8,053,906
Antofagasta plc	172,457	1,765,945
Ashtead Group plc	199,235	5,442,149
Associated British Foods plc	157,950	3,749,627
AstraZeneca plc	576,360	60,282,644
Auto Trader Group plc	423,980	2,440,642
AVEVA Group plc	29,445	1,321,558
Aviva plc	1,713,828	5,182,833
BAE Systems plc	1,406,182	8,969,236
Barclays plc	7,590,807	10,135,997
Barratt Developments plc	452,845	2,952,258
BHP Group plc	928,784	15,589,613
BP plc	8,903,028	35,081,608
British American Tobacco plc	1,007,761	38,843,355
BT Group plc	3,679,736	5,363,292
Bunzl plc	147,348	3,198,151
Burberry Group plc	178,816	3,104,876
Carnival plc	68,845	948,700
Centrica plc	2,456,784	1,228,776
Coca-Cola HBC AG	86,855	2,200,795
Compass Group plc	696,123	11,713,943
Croda International plc	56,336	3,454,506
DCC plc	42,990	3,056,970
Diageo plc	1,031,041	35,498,583
Direct Line Insurance Group plc	596,765	2,033,201
easyJet plc	75,724	573,587
Evraz plc	213,027	705,930
Experian plc	398,967	11,981,124
Ferguson plc	99,461	7,171,359
G4S plc	657,446	902,530
GlaxoSmithKline plc	2,191,854	45,727,757
Glencore plc	4,696,535	8,798,673
GVC Holdings plc	252,830	2,399,815
Halma plc	165,554	4,352,477
Hargreaves Lansdown plc	147,531	2,669,495
HSBC Holdings plc	8,922,424	45,860,875
Imperial Brands plc	415,943	8,750,797
Informa plc	548,500	3,029,835
InterContinental Hotels Group plc	76,727	3,495,120
Intertek Group plc	70,336	4,197,599
ITV plc	1,608,797	1,544,734
J. Sainsbury plc	772,903	1,923,596
JD Sports Fashion plc	187,310	1,241,550
Johnson Matthey plc	85,227	2,135,408
Security	Number of Shares	Value ($)
Kingfisher plc	911,545	1,808,315
Land Securities Group plc	313,347	2,613,018
Legal & General Group plc	2,618,663	6,732,581
Lloyds Banking Group plc	30,772,435	12,450,774
London Stock Exchange Group plc	138,362	12,950,242
M&G plc	1,129,771	1,872,963
Marks & Spencer Group plc	844,085	983,415
Meggitt plc	346,729	1,214,125
Melrose Industries plc	2,126,212	2,657,557
Micro Focus International plc	140,263	831,589
Mondi plc	214,905	3,795,072
National Grid plc	1,529,048	17,918,531
Next plc	58,164	3,463,003
NMC Health plc (a)	48,950	18,816
Ocado Group plc *	197,843	3,995,970
Pearson plc	350,287	2,019,980
Persimmon plc	138,869	3,847,537
Prudential plc	1,142,359	16,115,724
Reckitt Benckiser Group plc	311,686	25,963,365
RELX plc	851,428	19,209,742
Rentokil Initial plc	807,747	4,805,782
Rio Tinto plc	494,946	22,974,707
Rolls-Royce Holdings plc	772,279	3,196,425
Royal Bank of Scotland Group plc	2,149,850	2,999,280
Royal Dutch Shell plc, A Shares	1,837,089	30,246,286
Royal Dutch Shell plc, B Shares	1,639,377	26,244,190
RSA Insurance Group plc	460,132	2,085,344
Schroders plc	53,945	1,801,740
Segro plc	479,809	5,029,130
Severn Trent plc	104,721	3,142,418
Smith & Nephew plc	384,472	7,523,764
Smiths Group plc	173,831	2,706,620
Spirax-Sarco Engineering plc	32,688	3,577,355
SSE plc	454,436	7,127,997
St. James's Place plc	232,244	2,472,975
Standard Chartered plc	1,190,741	6,084,310
Standard Life Aberdeen plc	1,026,113	2,841,984
Taylor Wimpey plc	1,459,408	2,695,293
Tesco plc	4,302,706	12,726,616
The Berkeley Group Holdings plc	53,199	2,792,578
The British Land Co., plc	381,187	1,944,528
The Sage Group plc	473,780	3,810,372
The Weir Group plc	111,138	1,328,171
TUI AG	199,325	794,050
Unilever plc	487,187	25,086,317
United Utilities Group plc	302,915	3,428,954
Vodafone Group plc	11,758,448	16,587,334
Whitbread plc	58,017	2,176,377
WM Morrison Supermarkets plc	1,068,944	2,456,618
WPP plc	552,485	4,286,797
		791,158,974
Total Common Stock
(Cost $5,085,878,324)		5,259,325,916

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	24,302	1,139,916
Fuchs Petrolub SE	29,834	1,156,830
Henkel AG & Co. KGaA	78,754	6,992,293
Porsche Automobil Holding SE	67,221	3,394,238
Sartorius AG	15,579	4,376,782
Volkswagen AG	81,430	11,329,449
Total Preferred Stock
(Cost $29,588,383)		28,389,508

84
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.19% (d)	1,691,381	1,691,381
Total Other Investment Company
(Cost $1,691,381)		1,691,381
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Brown Brothers Harriman
Australian Dollar
0.01%, 05/01/20 (e)	287,700	187,480
Norwegian Krone
0.03%, 05/04/20 (e)	35,129	3,429
Swedish Krona
(0.25%), 05/04/20 (e)(f)	1,811,442	185,681
Swiss Franc
(1.50%), 05/04/20 (e)(f)	2,590,500	2,683,760
Citibank
Euro
(0.65%), 05/04/20 (e)(f)	638,699	699,918
Pound Sterling
0.01%, 05/01/20 (e)	107,287	135,128
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 05/01/20 (e)(f)	169,334,924	1,577,924
Total Short-Term Investments
(Cost $5,473,320)		5,473,320

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	502	41,121,330	(202,488)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,594,290.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
85
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: June 16, 2020

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: June 16, 2020